[GRAPHIC: HIGHWAY CLOVERLEAF]

                                                         Nations Short-Term
                                                         Municipal Income Fund

                                                         Nations Intermediate
                                                         Municipal Bond Fund

                                                         Nations Municipal
                                                         Income Fund

                                                         Nations CA Municipal
                                                         Bond Fund

                                                         Nations FL Intermediate
                                                         Municipal Bond Fund

                                                         Nations FL Municipal
                                                         Bond Fund

                                                         Nations GA Intermediate
                                                         Municipal Bond Fund

                                                         Nations GA Municipal
                                                         Bond Fund

                                                         Nations MD Intermediate
                                                         Municipal Bond Fund

                                                         Nations MD Municipal
                                                         Bond Fund

                                                         Nations NC Intermediate
                                                         Municipal Bond Fund

                                                         Nations NC Municipal
                                                         Bond Fund

                                                         Nations SC Intermediate
                                                         Municipal Bond Fund

                                                         Nations SC Municipal
                                                         Bond Fund

                                                         Nations TN Intermediate
                                                         Municipal Bond Fund

                                                         Nations TN Municipal
                                                         Bond Fund

                                                         Nations TX Intermediate
                                                         Municipal Bond Fund

                                                         Nations TX Municipal
                                                         Bond Fund
MUNICIPAL
BOND FUNDS                                               Nations VA Intermediate
                                                         Municipal Bond Fund

Semiannual report for the period                         Nations VA Municipal
ended September 30, 1999                                 Bond Fund





                                                      Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30,
                           1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker                          /s/ Robert H. Gordon
                           A. Max Walker                              Robert H. Gordon
                           President and Chairman of the Board        President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM
                                     FINANCIAL STATEMENTS                                            2
                                     Statements of net assets
                                         - Nations Short-Term Municipal Income Fund                  3
                                         - Nations Intermediate Municipal Bond Fund                  8
                                         - Nations Municipal Income Fund                            23
                                         - Nations CA Municipal Bond Fund                           38
                                         - Nations FL Intermediate Municipal Bond Fund              44
                                         - Nations FL Municipal Bond Fund                           51
                                         - Nations GA Intermediate Municipal Bond Fund              56
                                         - Nations GA Municipal Bond Fund                           62
                                         - Nations MD Intermediate Municipal Bond Fund              65
                                         - Nations MD Municipal Bond Fund                           73
                                         - Nations NC Intermediate Municipal Bond Fund              77
                                         - Nations NC Municipal Bond Fund                           84
                                         - Nations SC Intermediate Municipal Bond Fund              87
                                         - Nations SC Municipal Bond Fund                           95
                                         - Nations TN Intermediate Municipal Bond Fund              98
                                         - Nations TN Municipal Bond Fund                          102
                                         - Nations TX Intermediate Municipal Bond Fund             105
                                         - Nations TX Municipal Bond Fund                          112
                                         - Nations VA Intermediate Municipal Bond Fund             114
                                         - Nations VA Municipal Bond Fund                          122
                                     Statements of operations                                      126
                                     Statements of changes in net assets                           130
                                     Schedules of capital stock activity                           138
                                     Financial highlights                                          158
                                     Notes to financial statements                                 198

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            ALABAMA -- 1.0%
$   1,175   Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              3.750% 11/01/01......  Aa2       AA+    $  1,155
                                                      --------
            ALASKA -- 0.9%
    1,000   Alaska, Student Loan
              Corporation, Student
              Loan Revenue,
              Series 1995A, AMT,
              (AMBAC Insured),
              4.900% 07/01/00......  Aaa       AAA       1,007
                                                      --------
            ARIZONA -- 5.9%
    2,125   Maricopa County,
              Arizona, School
              District Number 006,
              GO, (Projects of
              1996)
              Series 1997B, (FGIC
              Insured),
              5.000% 07/01/00......  Aaa       AAA       2,145
    3,500   Phoenix, Arizona,
              Industrial
              Development
              Authority,
              Single-Family
              Mortgage Revenue,
              Series 1998D,
              4.200% 06/01/02......  NR        SP1+      3,454
    1,000   Tucson, Arizona, Water
              Revenue Refunding,
              Series 1991, (AMBAC
              Insured),
              6.500% 07/01/16......  A1        A+        1,049
                                                      --------
                                                         6,648
                                                      --------
            DISTRICT OF COLUMBIA -- 1.5%
    1,750   District of Columbia,
              GO Refunding,
              Series 1993C,
              (FSA Insured),
              5.100% 12/01/99......  Aaa       AAA       1,754
                                                      --------
            GEORGIA -- 0.9%
    1,000   Clarke County, Georgia,
              School District,
              Sales Tax GO
              Refunding, Series
              1997, (FSA Insured),
              5.125% 09/01/00......  Aaa       AAA       1,012
                                                      --------
            GUAM -- 2.2%
      500   Guam, Airport
              Authority, Revenue,
              Series 1993A,
              5.400% 10/01/99......  NR        BBB         500
    2,000   Guam, Government GO,
              Series 1995A,
              5.375% 09/01/00......  NR        BBB-      2,016
                                                      --------
                                                         2,516
                                                      --------

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            ILLINOIS -- 4.7%
$   1,020   Broadview, Illinois,
              Tax Increment
              Revenue, Series 1999,
              4.300% 07/01/01......  NR        NR     $  1,010
    1,260   Broadview, Illinois,
              Tax Increment
              Revenue, Series 1999,
              4.750% 07/01/05......  NR        NR        1,225
    1,000   Chicago, Illinois,
              O'Hare International
              Airport, General
              Airport Revenue,
              Second Lien, Series
              1996A, AMT, (AMBAC
              Insured), 5.000%
              01/01/02.............  Aaa       AAA       1,011
    2,000   Illinois, Health
              Facilities Authority,
              Revenue, (Ingalls
              Memorial Hospital
              Project)
              Series 1989, (MBIA
              Insured), Prerefunded
              01/01/00 @ 102,
              7.000% 01/01/19......  Aaa       AAA       2,056
                                                      --------
                                                         5,302
                                                      --------
            KENTUCKY -- 1.2%
    1,325   Kentucky,
              Asset/Liability
              Commission,
              University and
              College Improvements
              General Fund Revenue,
              Series 1999-1,
              3.500% 03/01/01......  Aa3       A+        1,309
                                                      --------
            LOUISIANA -- 0.9%
    1,000   De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1993A,
              5.050% 12/01/02......  A3        BBB+      1,008
                                                      --------
            MICHIGAN -- 2.7%
    2,000   Detroit, Michigan,
              Convention Facilities
              Revenue Refunding,
              (Cobo Hall Expansion
              Project) Series 1993,
              4.750% 09/30/00......  NR        A         2,013
    1,000   Detroit, Michigan, GO,
              Series 1995A,
              5.600% 05/01/01......  NR        BBB+      1,017
                                                      --------
                                                         3,030
                                                      --------
            MINNESOTA -- 1.7%
    1,875   Ramsey County,
              Minnesota, GO,
              Revenue Refunding,
              Series 1992C,
              5.500% 12/01/03......  Aaa       AA+       1,955
                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            MISSISSIPPI -- 7.1%
$   3,000   Grenada County,
              Mississippi, Revenue
              Refunding, (Georgia-
              Pacific Corporation
              Project) Series 1998,
              4.300% 09/01/00......  Baa2      NR     $  2,999
    5,000   Lawrence County,
              Mississippi, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.300% 12/01/00......  Baa2      NR        5,004
                                                      --------
                                                         8,003
                                                      --------
            MONTANA -- 1.8%
    2,000   Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project)
              Series 1998A,
              Mandatory Put
              05/01/03 @ 100,
              4.600% 05/01/33......  A3        A-        1,992
                                                      --------
            NEVADA -- 1.4%
    1,530   Nevada, State, GO,
              Series 1996A,
              6.000% 05/15/04......  Aa2       AA        1,621
                                                      --------
            NEW JERSEY -- 5.8%
    2,000   New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project), Series
              1999, AMT,
              5.000% 04/01/05......  Aaa       AAA       1,996
    4,085   New Jersey, Health Care
              Facilities, Financing
              Authority Revenue,
              (Riverwood Center
              Inc. Project) Series
              1991A, (FSA Insured),
              Prerefunded 07/01/01
              @ 102,
              9.900% 07/01/21......  Aaa       AAA       4,548
                                                      --------
                                                         6,544
                                                      --------
            NEW MEXICO -- 0.9%
    1,000   Bernalillo County, New
              Mexico, Gross
              Receipts Tax
              Improvement Revenue,
              Series 1999,
              4.875% 10/01/03......  Aa3       AA        1,016
                                                      --------
            NEW YORK -- 11.2%
    2,075   Chautauqua County, New
              York, Certificates of
              Participation, Series
              1999A,
              6.125% 02/01/01......  MIG1      NR        2,062

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$   3,750   New York State,
              Dormitory Authority,
              Revenue, (Service
              Contract - Community
              Enhancement Project)
              Series 1999A,
              4.125% 04/01/01......  NR        BBB+   $  3,742
    1,000   New York State, GO
              Refunding, Series
              1995B,
              6.375% 08/15/00......  A2        A         1,022
    4,000   New York State, Thruway
              Authority, Service
              Contract Revenue
              Refunding, (Local
              Highway and Bridges
              Project) Series 1997,
              5.000% 04/01/01......  Baa1      BBB+      4,042
    1,910   New York State, Urban
              Development
              Corporation Revenue,
              (Correctional
              Facilities Service
              Contract Project)
              Series 1998B,
              5.000% 01/01/03......  Baa1      BBB+      1,935
                                                      --------
                                                        12,803
                                                      --------
            NORTH CAROLINA -- 4.5%
    1,630   North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.400% 08/15/04......  Baa1      A         1,560
    1,120   North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.150% 08/15/01......  Baa1      A         1,102
    1,000   North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.300% 08/15/02......  Baa1      A           978

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$   1,560   North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.300% 08/15/03......  Baa1      A      $  1,506
                                                      --------
                                                         5,146
                                                      --------
            OHIO -- 3.6%
    4,015   Akron/Bath/Copley,
              Ohio, Joint Township
              Hospital District,
              Revenue, (Summa
              Health Systems
              Project) Series
              1993A,
              5.750% 11/15/08......  Baa1      NR        4,035
                                                      --------
            OKLAHOMA -- 1.3%
    1,500   Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              4.700% 08/15/05......  Baa2      BBB+      1,446
                                                      --------
            PENNSYLVANIA -- 9.9%
    5,425   Dauphin County,
              Pennsylvania, General
              Authority, Revenue,
              (School District
              Pooled Financing
              Program II) Series
              1997, (AMBAC
              Insured), Mandatory
              Put 09/01/01 @ 100,
              4.450% 09/01/32......  Aaa       NR        5,448
    1,560   Greene County,
              Pennsylvania,
              Industrial
              Development
              Authority, Revenue,
              (Monongahela Power
              Company Project)
              Series 1998B,
              4.350% 02/01/02......  A2        A         1,551
    2,200   Greene County,
              Pennsylvania,
              Industrial
              Development
              Authority, Revenue,
              (Potomac Edison
              Company Project)
              Series 1998B,
              4.350% 02/01/02......  A2        A         2,187
    1,000   Monroeville,
              Pennsylvania,
              Hospital Authority,
              Revenue Refunding,
              (Forbes Health
              Systems -  Allegheny
              University Medical
              Centers Project)
              Series 1995,
              5.125% 10/01/00......  Ba3       B           990

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$   1,000   Monroeville,
              Pennsylvania,
              Hospital Authority,
              Revenue Refunding,
              (Forbes Health
              Systems -  Allegheny
              University Medical
              Centers Project)
              Series 1995,
              5.000% 10/01/99......  Ba3       B      $  1,000
                                                      --------
                                                        11,176
                                                      --------
            TENNESSEE -- 5.5%
    1,775   Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health System Inc.)
              Series 1999,
              4.625% 04/01/03......  Baa1      NR        1,756
    2,100   McMinn County,
              Tennessee, Industrial
              Development Board,
              PCR Refunding,
              (Bowater Inc.
              Project) Series 1991,
              6.850% 04/01/01......  Baa1      BBB       2,167
    2,225   Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and
              Project Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 1992,
              AMT,
              6.750% 09/01/12......  Baa2      BBB       2,354
                                                      --------
                                                         6,277
                                                      --------
            TEXAS -- 13.0%
    1,010   Addison, Texas, GO,
              Series 1997, (FSA
              Insured),
              6.250% 02/15/01......  Aaa       AAA       1,038
      935   Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior
              Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              5.850% 06/01/01......  Aaa       NR          948
    1,415   Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Series
              1992C-1, AMT, (GTD
              STD LNS),
              6.000% 11/01/99......  Aa        NR        1,417
    1,335   Central Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Series
              1993A, AMT, (GTD STD
              LNS),
              5.100% 12/01/03......  Aaa       NR        1,357

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   1,080   Garland, Texas,
              Independent School
              District, GO,
              Series 1992A,
              (PSF-GTD),
              Prerefunded
              02/15/02 @ 100,
              5.800% 02/15/06......  Aaa       AAA    $  1,117
    1,000   Gulf Coast, Texas,
              Industrial
              Development
              Authority, Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1988,
              7.000% 04/01/04......  Baa1      BBB       1,011
    2,450   Houston, Texas, Water
              and Sewer Systems
              Revenue Refunding,
              Prior Lien, Series
              1992B,
              5.250% 12/01/99......  A3        A+        2,456
    2,955   Panhandle-Plains,
              Texas, Higher
              Education Authority,
              Revenue Refunding,
              Series 1993E, AMT,
              (GTD STD LNS),
              5.550% 03/01/05......  A         NR        3,017
    1,425   Texas State, College
              Student Loan
              Authority, GO, Series
              1997, AMT, (GTD STD
              LNS),
              5.000% 08/01/05......  Aa1       AA        1,440
    1,000   Texas State, College
              Student Loan
              Authority, Revenue,
              Series 1995, AMT,
              5.100% 08/01/01......  Aa1       AA        1,015
                                                      --------
                                                        14,816
                                                      --------
            VIRGINIA -- 4.6%
    1,000   Ashland, Virginia,
              Industrial
              Development
              Authority,
              Educational
              Facilities Revenue,
              (Randolph-Macon
              College Project)
              Series 1996,
              Mandatory Put
              11/01/99 @ 100,
              4.375% 11/01/11......  NR        A         1,001
    2,350   Greensville County,
              Virginia, Industrial
              Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.100% 08/01/00......  Baa2      NR        2,349

PRINCIPAL
 AMOUNT                              MOODY'S   S&P     VALUE
  (000)                                 RATINGS        (000)
--------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$   1,825   Virginia, Education
              Loan Authority,
              Guaranteed Student
              Loan Revenue, Series
              1992G, AMT, (GTD STD
              LNS),
              6.625% 09/01/03......  Aaa       NR     $  1,911
                                                      --------
                                                         5,261
                                                      --------
            WASHINGTON -- 5.4%
    1,000   Washington State, GO,
              Series 1990B,
              Prerefunded 08/01/00
              @ 100,
              6.600% 08/01/01......  Aa1       AA+       1,023
    1,000   Washington State,
              Public Power Supply
              Revenue Refunding,
              Series 1990C,
              7.300% 07/01/00......  Aa1       AA-       1,025
    4,000   Washington State,
              Public Power Supply
              Revenue Refunding,
              Series 1997A,
              5.000% 07/01/00......  Aa1       AA-       4,033
                                                      --------
                                                         6,081
                                                      --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $113,208)......................    112,913
                                                      --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.2%
              (Cost $203)
      203   AIM Tax-Exempt Fund..................        203
                                                    --------
            TOTAL INVESTMENTS
              (Cost $113,411*)............   99.8%   113,116
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.2%
            Cash.................................   $      1
            Receivable for investment securities
              sold...............................      1,016
            Receivable for Fund shares sold......        213
            Interest receivable..................      1,603
            Prepaid expenses.....................         14
            Payable for Fund shares redeemed.....     (2,106)
            Administration fee payable...........        (19)
            Shareholder servicing and
              distribution fees payable..........        (18)
            Distributions payable................       (379)
            Payable for investment securities
              purchased..........................        (38)
            Accrued Trustees' fees and
              expenses...........................        (15)
            Accrued expenses and other
              liabilities........................        (46)
                                                    --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................        226
                                                    --------
            NET ASSETS....................  100.0%  $113,342
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
                                                     (000)
------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $     38
            Accumulated net realized gain on
              investments sold...................         88
            Net unrealized depreciation of
              investments........................       (295)
            Paid-in capital......................    113,511
                                                    --------
            NET ASSETS...........................   $113,342
                                                    ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($72,562,839 / 7,274,687 shares
              outstanding).......................      $9.97
                                                       =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($30,155,552 / 3,022,772
              shares outstanding)................      $9.98
                                                       =====

            Maximum sales charge.................      1.00%
            Maximum offering price per share.....     $10.08
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($8,252,597 / 827,312
              shares outstanding)................      $9.98
                                                       =====

            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($2,371,267 / 237,745
              shares outstanding)................      $9.97
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $232 and gross depreciation of $527 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $113,411.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            19.90%
   Hospital Revenue                                                       13.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.6%
            ALABAMA -- 3.0%
 $ 3,265    Alabama, Special Care Facilities
              Financing Authority, Hospital
              Revenue, (Charity Obligation
              Group Project) Series A, (MBIA
              Insured), 4.625% 11/01/10........  Aa2       AA+    $  2,999
   2,500    Birmingham, Alabama, Industrial
              Water Board, Industrial Water
              Supply Revenue, Series 1978,
              6.000% 07/01/07..................  NR        AAA       2,695
   2,500    Birmingham, Alabama, Revenue,
              (Baptist Medical Center of
              Birmingham Project) Series 1993A,
              (MBIA Insured),
              5.500% 08/15/05..................  Aaa       AAA       2,580
   8,140    Courtland, Alabama, Industrial
              Development Board, Solid Waste
              Disposal Revenue, (Champion
              International Corporation
              Project) Series 1992,
              7.000% 06/01/22..................  Baa1      BBB       8,552
   5,750    Courtland, Alabama, Industrial
              Development Board, Solid Waste
              Disposal Revenue, (Champion
              International Corporation
              Project) Series 1993A, AMT,
              6.375% 03/01/29..................  Baa1      BBB       5,826
   3,600    Jefferson County, Alabama, Sewer
              Revenue Refunding, Series 1997A,
              (FGIC Insured),
              5.625% 02/01/18..................  Aaa       AAA       3,554
                                                                  --------
                                                                    26,206
                                                                  --------
            ALASKA -- 1.6%
   3,000    Alaska State, Housing Finance
              Corporation, Revenue, Series
              1995A, (MBIA Insured),
              5.400% 06/01/08..................  Aaa       AAA       3,019
   3,345    Alaska, Industrial Development and
              Export Authority, Revenue
              Refunding, Series 1998A, AMT,
              (MBIA Insured),
              5.250% 04/01/12..................  Aaa       AAA       3,229
   3,280    Alaska, Student Loan Corporation,
              Student Loan Revenue, Series
              1995A, AMT, (AMBAC Insured),
              5.250% 07/01/03..................  Aaa       AAA       3,343

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 1,500    Alaska, Student Loan Corporation,
              Student Loan Revenue, Series
              1997A, AMT, (AMBAC Insured),
              5.150% 07/01/05..................  Aaa       AAA    $  1,518
   1,250    Alaska, Student Loan Corporation,
              Student Loan Revenue, Series
              1997A, AMT, (AMBAC Insured),
              5.200% 07/01/06..................  Aaa       AAA       1,262
   2,000    Anchorage, Alaska, GO, Series
              1996A, (AMBAC Insured),
              5.100% 08/01/07..................  Aaa       AAA       2,022
                                                                  --------
                                                                    14,393
                                                                  --------
            ARIZONA -- 1.4%
     955    Arizona State, University Revenue
              Refunding, Series 1992A,
              6.500% 07/01/01..................  A1        AA          992
   1,100    Glendale, Arizona, GO Refunding,
              Series 1993, (FGIC Insured),
              4.950% 07/01/01..................  Aaa       AAA       1,115
   7,000    Maricopa County, Arizona, School
              District Number 4, GO, Series
              1991D, (AMBAC-TCRS Insured),
              6.900% 07/01/00..................  Aaa       AAA       7,159
     300    Maricopa County, Arizona, Unified
              High School District Number 210,
              GO, Series 1991D, Prerefunded
              07/01/01 @ 101,
              6.700% 07/01/03..................  Aa3       AA          316
     400    Pima County, Arizona, Unified
              School District Number 1, GO
              Refunding, Series 1991, (MBIA
              Insured), Prerefunded 07/01/01 @
              101,
              6.700% 07/01/04..................  Aaa       AAA         421
   2,125    Pima County, Arizona, Unified
              School District, GO, Series
              1995G, (MBIA Insured),
              7.300% 07/01/05..................  Aaa       AAA       2,399
     400    Tempe, Arizona, GO, Series 1992,
              5.600% 07/01/00..................  Aa1       AA+         406
                                                                  --------
                                                                    12,808
                                                                  --------
            ARKANSAS -- 0.8%
   7,000    Hot Springs, Arkansas, IDR
              Refunding, (Willamette Industries
              Project) Series 1991,
              6.650% 12/01/02..................  NR        A-        7,346
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            COLORADO -- 1.6%
 $ 1,500    Arapahoe County, Colorado, School
              District Number 005, GO, Series
              1990, Prerefunded 12/15/00 @ 101,
              7.000% 12/15/04..................  Aa2       AA     $  1,569
   3,445    Denver City and County, Colorado,
              GO, Series 1992A, Prerefunded
              08/01/00 @ 101,
              5.700% 08/01/01..................  Aa2       AAA       3,534
   7,000    Denver City and County, Colorado,
              GO,
              Series 1992C, Prerefunded
              08/01/00 @ 101,
              5.750% 08/01/06..................  Aa2       AAA       7,184
   1,500    Northglenn, Colorado, Water and
              Sewer GO Refunding, Series 1996,
              (FSA Insured),
              5.250% 12/01/04..................  Aaa       AAA       1,552
                                                                  --------
                                                                    13,839
                                                                  --------
            CONNECTICUT -- 1.6%
     300    Connecticut State, GO, Series
              1991A, Prerefunded 03/01/01 @
              102,
              6.600% 03/01/04..................  Aaa       AAA         316
   1,000    Connecticut State, GO, Series
              1993B,
              4.800% 03/15/01..................  Aa3       AA        1,010
   6,465    Connecticut State, Housing Finance
              Authority, Revenue, (Housing
              Mortgage Finance Program) Series
              1997D-2, AMT,
              5.600% 11/15/21..................  Aa2       AA        6,250
   6,140    Connecticut State, Transportation
              Infrastructure Special Tax GO
              Refunding, Series 1993A,
              (FGIC-TCRS Insured),
              5.100% 09/01/04..................  Aaa       AAA       6,303
                                                                  --------
                                                                    13,879
                                                                  --------
            DISTRICT OF COLUMBIA -- 0.5%
   1,000    District of Columbia, Hospital
              Revenue Refunding, (Medlantic
              Healthcare Group Project) Series
              1997A, (MBIA Insured),
              6.000% 08/15/06..................  Aaa       AAA       1,068

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 1,350    District of Columbia, Hospital
              Revenue Refunding, (Medlantic
              Healthcare Group Project) Series
              1997A, (MBIA Insured),
              6.000% 08/15/07..................  Aaa       AAA    $  1,448
   1,500    Metropolitan Washington, District
              of Columbia, Airport Revenue,
              Series 1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06..................  Aaa       AAA       1,570
                                                                  --------
                                                                     4,086
                                                                  --------
            FLORIDA -- 7.7%
   1,000    Broward County, Florida, School
              District, GO Refunding, Series
              1993,
              5.100% 02/15/02..................  A1        AA-       1,020
   2,700    Duval County, Florida, Housing
              Finance Authority, Multi-Family
              Housing Revenue Refunding,
              (United Dominion Realty Trust -
              Greentree Place Project) Series
              1995, Mandatory Put 04/01/09 @
              100,
              6.750% 04/01/25..................  NR        BBB+      2,851
   4,675    Duval County, Florida, Housing
              Finance Authority, Multi-Family
              Mortgage Revenue Refunding, (The
              Cove Project) Series 1992,
              6.100% 10/01/02..................  NR        AAA       4,810
   4,850    Escambia County, Florida, Housing
              Finance Authority, Single-Family
              Mortgage, Revenue, Series 1999,
              AMT, (FNMA/GNMA COLL),
              4.500% 10/01/09..................  Aaa       NR        4,632
   3,035    Florida State, Board of Education,
              Capital Outlay GO, Series 1995A,
              5.400% 01/01/06..................  Aa2       AA+       3,149
   3,650    Florida State, Division of Bond
              Financing, Department of General
              Services Revenue, (Department of
              Natural Resources - Preservation
              2000 Project) Series 1991A,
              (AMBAC Insured),
              6.200% 07/01/00..................  Aaa       AAA       3,716

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 7,440    Florida, Housing Finance Agency,
              Multi-Family Housing Revenue
              Refunding, (Altamonte Project)
              Series 1994C, Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24..................  NR        BBB+   $  7,950
   2,000    Florida, Housing Finance Agency,
              Multi-Family Housing Revenue
              Refunding, (United Dominion
              Realty Trust - Andover Project)
              Series 1996E, AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26..................  NR        BBB+      2,084
   1,500    Jacksonville, Florida, Electric
              Authority, Revenue Refunding,
              (St. John River Project) Issue 2,
              Series 1993-10,
              4.600% 10/01/00..................  Aa3       AA        1,512
   5,900    Jacksonville, Florida, Electric
              Authority, Revenue Refunding,
              (St. John River Project) Issue 2,
              Series 1993-10,
              5.000% 10/01/04..................  Aa3       AA        6,024
     300    Jacksonville, Florida, Electric
              Systems Authority, Revenue
              Refunding, (St. Johns River
              Project) Series 1995-6C-2,
              6.400% 10/01/00..................  Aa1       AA          308
   2,080    Nassau County, Florida, PCR
              Refunding, (ITT Rayonier, Inc.
              Project) Series 1992,
              5.700% 06/01/01..................  Baa2      BBB+      2,115
   1,000    Orlando, Florida, Utilities
              Commission, Water and Electric
              Revenue Refunding, Series 1992,
              5.200% 10/01/00..................  Aa1       AA        1,014
   4,000    Orlando, Florida, Utilities
              Commission, Water and Electric
              Revenue Refunding, Series 1992,
              5.600% 10/01/03..................  Aa1       AA        4,182
   7,685    Palm Beach County, Florida, Health
              Facilities Authority Revenue,
              (Good Samaritian Project) Series
              1993, (MBIA-IBC Insured),
              Prerefunded 10/01/03 @ 102,
              6.300% 10/01/22..................  Aaa       AAA    $  8,292

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
  $5,490    Pinellas County, Florida, Resource
              Recovery Revenue Refunding,
              Series 1990A, (MBIA Insured),
              6.600% 10/01/00..................  Aaa       AAA       5,640
   5,000    Tampa, Florida, Health Systems
              Revenue, (Catholic Health East
              Project) Series 1998A-1, (MBIA
              Insured),
              5.500% 11/15/13..................  Aaa       AAA       5,059
   4,000    Tampa, Florida, Health Systems
              Revenue, (Catholic Health East
              Project) Series 1998A-1, (MBIA
              Insured),
              5.500% 11/15/14..................  Aaa       AAA       4,020
                                                                  --------
                                                                    68,378
                                                                  --------
            GEORGIA -- 1.6%
   3,000    Cartersville, Georgia, Development
              Authority, Sewer Facilities
              Revenue Refunding, (Anheuser-
              Busch Companies, Inc. Project)
              Series 1997, AMT,
              5.625% 05/01/09..................  A1        A+     $  3,068
   5,000    Fulton and DeKalb Counties,
              Georgia, Hospital Authority, GO
              Refunding Certificates, (Grady
              Memorial Hospital Project) Series
              1993, (MBIA Insured),
              5.250% 01/01/04..................  Aaa       AAA       5,134
   1,105    Fulton County, Georgia, Development
              Authority, Revenue, (Clark
              Atlanta University Project)
              Series 1995, (CONNIE LEE
              Insured),
              5.100% 01/01/05..................  Baa3      AAA       1,121
     300    Georgia State, GO, Series 1991D,
              7.000% 11/01/00..................  Aaa       AAA         310
     300    Georgia, Municipal Electric
              Authority, Power Revenue
              Refunding, Series 1991U,
              Prerefunded
              01/01/01 @ 102,
              6.800% 01/01/03..................  Aaa       AAA         316
   4,000    Gwinnett County, Georgia, School
              District, GO Refunding, Series
              1992B,
              6.200% 02/01/03..................  Aa1       AA+    $  4,222
                                                                  --------
                                                                    14,171
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            HAWAII -- 1.4%
 $ 1,000    Hawaii State, GO, Series 1991BU,
              5.850% 11/01/01..................  A1        A+     $  1,031
   2,000    Hawaii State, GO, Series 1995CJ,
              5.625% 01/01/02..................  A1        A+        2,051
   6,000    Hawaii State, GO, Series 1997CN,
              (FGIC Insured),
              6.250% 03/01/04..................  Aaa       AAA       6,397
   2,500    Honolulu City and County, Hawaii,
              GO Refunding, Series 1990A,
              7.350% 07/01/07..................  Aa3       AA-       2,870
                                                                  --------
                                                                    12,349
                                                                  --------
            ILLINOIS -- 7.5%
   2,500    Chicago, Illinois, Gas Supply
              Revenue, (Peoples Gas Light and
              Coke Project) Series 1985A,
              6.875% 03/01/15..................  Aa3       AA-       2,646
   1,100    Chicago, Illinois, Metropolitan
              Water Reclamation District,
              Greater Chicago Capital
              Improvement GO, Series 1993,
              5.000% 12/01/02..................  Aa2       AA        1,122
   2,165    Chicago, Illinois, Metropolitan
              Water Reclamation, Greater
              Chicago Capital Improvement GO,
              Series 1995,
              5.750% 12/01/01..................  Aa2       AA        2,236
   2,000    Chicago, Illinois, O'Hare
              International Airport Revenue,
              (Passenger Facilities Charge
              Project) Series 1996B, AMT,
              (AMBAC Insured),
              5.000% 01/01/02..................  Aaa       AAA       2,021
  10,200    Chicago, Illinois, Park District,
              GO, Series 1995,
              6.600% 11/15/14..................  Aa3       AA       11,195
   2,000    Chicago, Illinois, School Finance
              Authority, GO, Series 1994A,
              (MBIA Insured),
              4.800% 06/01/04..................  Aaa       AAA       2,014
   1,160    Chicago, Illinois, School Finance
              Authority, GO, Series 1994A,
              (MBIA Insured),
              4.900% 06/01/05..................  Aaa       AAA       1,167

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,000    Chicago, Illinois, Water Revenue,
              Series 1992, (AMBAC Insured),
              5.400% 11/01/02..................  Aaa       AAA    $  4,121
   2,000    Cook County, Illinois, Community
              College District Number 508,
              Certificates of Participation,
              Series 1990, (FGIC Insured),
              8.750% 01/01/07..................  Aaa       AAA       2,452
   1,500    Cook County, Illinois, GO, Series
              1996, (FGIC Insured),
              5.100% 11/15/03..................  Aaa       AAA       1,537
   1,145    Du Page County, Illinois, School
              District, GO, Series 1997, (FGIC
              Insured),
              6.750% 02/01/11..................  Aaa       NR        1,287
   1,100    Illinois State, GO, Series 1994,
              5.500% 08/01/03..................  Aa2       AA        1,139
  12,500    Illinois State, Sales Tax Revenue
              Refunding, Series 1993S,
              6.000% 06/15/03..................  Aa2       AAA      13,146
   7,560    Illinois Student Assistance
              Commission, Student Loan Revenue,
              Series 1999RR, AMT, (GTD STD
              LNS),
              4.250% 09/01/06..................  Aaa       NR        7,142
   1,000    Illinois, Health Facilities
              Authority, Revenue Refunding,
              (Lutheran General Health Systems
              Project) Series 1993C,
              5.250% 04/01/02..................  A1        A+        1,013
   1,595    Lake County, Illinois, High School
              District Number 125, GO, Series
              1996,
              5.000% 01/01/04..................  Aa1       NR        1,623
   1,050    Lansing, Illinois, Sales Tax
              Increment Revenue Refunding,
              (Landings Redevelopment Project)
              Series 1992,
              6.500% 12/01/02..................  NR        BBB       1,098
   2,000    Metropolitan Pier and Exposition
              Authority, Revenue Refunding,
              Series 1996A, (AMBAC Insured),
              6.000% 12/15/06..................  Aaa       AAA       2,143

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,400    Metropolitan Pier and Exposition,
              Revenue, Series 1992, (MBIA-IBC
              Insured),
              6.500% 06/01/05..................  Aaa       AAA    $  2,606
   1,000    Regional Transportation Authority
              of Illinois, Revenue, Series
              1991A, (FGIC Insured),
              Prerefunded
              11/01/01 @ 102,
              6.350% 11/01/04..................  Aaa       AAA       1,062
   3,300    Regional Transportation Authority
              of Illinois, Revenue, Series
              1994A, (AMBAC Insured),
              5.800% 06/01/05..................  Aaa       AAA       3,477
                                                                  --------
                                                                    66,247
                                                                  --------
            INDIANA -- 1.1%
   1,280    Indiana, Health Facilities
              Financing Authority, Hospital
              Revenue Refunding, (Methodist
              Hospital of Indiana, Inc.
              Project) Series 1992,
              6.200% 09/15/00..................  A         NR        1,306
   1,040    Indiana, Health Facilities
              Financing Authority, Hospital
              Revenue Refunding, (Methodist
              Hospital of Indiana, Inc.
              Project) Series 1992,
              6.500% 09/15/02..................  A         NR        1,093
   2,000    Indiana, Health Facilities
              Financing Authority, Hospital
              Revenue, (Clarian Health
              Partners, Inc. Project) Series
              1996A,
              5.000% 02/15/04..................  Aa3       AA        2,015
   2,880    Indiana, Health Facilities
              Financing Authority, Hospital
              Revenue, (Methodist Hospital of
              Indiana, Inc. Project) Series
              1992A,
              5.750% 09/01/15..................  Aa        AA-       2,944
   2,000    Indiana, Secondary Market for
              Education Loan Revenue, Series
              1998F, AMT, (AMBAC Insured),
              4.450% 12/01/05..................  Aaa       NR        1,949
                                                                  --------
                                                                     9,307
                                                                  --------

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            IOWA -- 1.7%
 $ 5,650    Iowa, Student Loan Liquidity
              Corporation, Student Loan Revenue
              Refunding, Series 1998J, AMT,
              (AMBAC Insured),
              4.800% 06/01/09..................  Aaa       AAA    $  5,436
  10,000    Iowa, Student Loan Liquidity
              Corporation, Student Loan
              Revenue, (Iowa College Student
              Aid Project) Series 1997B, AMT,
              4.900% 12/01/05..................  Aaa       NR       10,008
                                                                  --------
                                                                    15,444
                                                                  --------
            KANSAS -- 2.0%
   5,000    Kansas State, Department of
              Transportation, Highway Revenue,
              Series 1992,
              7.250% 03/01/05..................  Aa2       AA+       5,609
   1,585    Kansas State, Development Finance
              Authority, Revenue Refunding,
              Series 1999, (FSA Insured),
              4.750% 06/01/05..................  Aaa       AAA       1,594
   5,000    Kansas State, Development Finance
              Authority, Revenue, (Board of
              Regents - Rehabilitation Project)
              Series 1997G-2, (AMBAC Insured),
              5.500% 10/01/06..................  Aaa       AAA       5,227
   4,500    Kansas State, Development Finance
              Authority, Revenue, Series 1998A,
              4.800% 06/01/13..................  NR        A-        4,082
   2,175    Labette County, Kansas,
              Single-Family Mortgage Revenue,
              Zero Coupon Capital Accumulator
              Bonds, Series 1982,
              5.720%+ 12/01/14.................  Aaa       A-          925
                                                                  --------
                                                                    17,437
                                                                  --------
            MAINE -- 0.1%
   1,000    Maine, Municipal Board, Revenue
              Refunding, Series 1995E, (AMBAC
              Insured),
              5.250% 11/01/04..................  Aaa       AAA       1,033
                                                                  --------
            MARYLAND -- 2.1%
   2,000    Baltimore County, Maryland,
              Consolidated Public Improvement
              GO, Series 1990, Prerefunded
              04/01/00 @ 102,
              6.900% 04/01/03..................  Aaa       AAA       2,071

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,500    Baltimore, Maryland, Port
              Facilities Revenue, (E.I. duPont
              de Nemours Project) Series 1985,
              6.500% 12/01/10..................  Aa3       AA-    $  1,607
   1,500    Maryland State, GO Refunding,
              Series 1990-3, Prerefunded
              07/15/00 @ 101.5,
              6.800% 07/15/04..................  Aaa       AAA       1,558
   4,890    Maryland State, GO Refunding,
              Series 1991-3,
              6.250% 07/15/02..................  Aaa       AAA       5,061
     290    Maryland State, Transportation
              Authority, Special Obligation
              Revenue, (Baltimore - Washington
              D.C. International Airport
              Project) Series 1994A, AMT, (FGIC
              Insured),
              6.400% 07/01/19..................  Aaa       AAA         291
   3,500    Prince Georges County, Maryland,
              Solid Waste Management Systems
              Authority, Revenue Refunding,
              Series 1993, (FSA Insured),
              5.200% 06/15/06..................  Aaa       AAA       3,574
   2,000    Washington County, Maryland,
              Suburban Sanitation District
              Authority, General Construction
              GO Refunding, Series 1993,
              5.000% 06/01/04..................  Aa1       AA        2,044
   2,500    Washington County, Maryland,
              Suburban Sanitation District
              Authority, Water Supply GO
              Refunding, Series 1993,
              4.900% 12/01/05..................  Aa1       AA        2,540
                                                                  --------
                                                                    18,746
                                                                  --------
            MASSACHUSETTS -- 5.6%
     400    Massachusetts State, Consolidated
              Loan GO, Series 1991D,
              6.375% 07/01/00..................  Aa3       AA-         408
   1,000    Massachusetts State, GO Refunding,
              Series 1993B,
              5.000% 11/01/01..................  Aa3       AA-       1,017
   5,000    Massachusetts State, GO Refunding,
              Series 1993C,
              5.000% 08/01/07..................  Aa3       AA-       5,035

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $12,840    Massachusetts State, GO Refunding,
              Series 1993C, (AMBAC Insured),
              4.950% 08/01/05..................  Aaa       AAA    $ 13,035
   5,000    Massachusetts State, Water Reserve
              Authority, Revenue Refunding,
              Series 1997D, (MBIA Insured),
              5.000% 08/01/24..................  Aaa       AAA       4,417
   6,000    Massachusetts State, Water
              Resources Authority, General
              Revenue Refunding, Series 1993B,
              5.125% 03/01/04..................  A1        A+        6,120
   4,175    Massachusetts, Educational
              Financing Authority, Educational
              Loan Revenue Refunding, Series
              1999A, AMT, (AMBAC Insured),
              4.750% 07/01/11..................  Aaa       AAA       3,913
   3,745    Massachusetts, Educational
              Financing Authority, Educational
              Revenue, Series 1998C, AMT, (MBIA
              Insured),
              4.600% 12/01/08..................  Aaa       AAA       3,585
   3,325    Massachusetts, Educational
              Financing Authority, Educational
              Revenue, Series 1998C, AMT, (MBIA
              Insured),
              4.700% 12/01/09..................  Aaa       AAA       3,177
   5,000    Massachusetts, State, GO, Series
              1999C,
              5.000% 09/01/05..................  Aa3       AA-       5,087
   2,000    New England Education Loan
              Marketing Company of
              Massachusetts, Student Loan
              Revenue Refunding, Series 1993A,
              AMT,
              5.700% 07/01/05..................  A1        A-        2,059
   2,000    University of Lowell Building
              Authority of Massachusetts,
              Revenue, Series 1995A, (AMBAC
              Insured)
              5.700% 11/01/09..................  Aaa       AAA       2,087
                                                                  --------
                                                                    49,940
                                                                  --------
            MICHIGAN -- 1.2%
   7,500    Detroit, Michigan, Convention
              Facilities, Revenue Refunding,
              (Cobo Hall Expansion Project)
              Series 1993, (FSA Insured),
              5.100% 09/30/04..................  Aaa       AAA       7,656

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 1,000    Detroit, Michigan, GO Refunding,
              Series 1995B,
              6.750% 04/01/03..................  Baa1      A-     $  1,062
   2,000    Detroit, Michigan, GO Refunding,
              Series 1995B,
              7.000% 04/01/04..................  Baa1      A-        2,165
                                                                  --------
                                                                    10,883
                                                                  --------
            MINNESOTA -- 1.3%
   3,000    Minnesota State, GO, Refunding,
              Series 1998,
              4.000% 11/01/04..................  Aaa       AAA       2,931
   1,390    Rochester, Minnesota, Health Care
              Facilities Revenue, (Mayo
              Foundation - Mayo Medical Center
              Project) Series 1988C,
              7.100% 11/15/00..................  NR        AA+       1,439
   2,150    Southern Minnesota Municipal Power
              Agency, Power Supply Systems
              Revenue, Refunded Balance, Series
              1992B,
              5.800% 01/01/07..................  Aaa       AAA       2,265
   3,850    Southern Minnesota Municipal Power
              Agency, Power Supply Systems
              Revenue, Unrefunded Balance,
              Series 1992B,
              5.800% 01/01/07..................  A2        A+        3,976
     900    St. Paul, Minnesota, Sewer Revenue
              Refunding, Series 1993, (AMBAC
              Insured),
              5.100% 12/01/01..................  Aaa       AAA         918
                                                                  --------
                                                                    11,529
                                                                  --------
            MISSISSIPPI -- 1.2%
   8,000    Adams County, Mississippi, PCR,
              (International Paper Company
              Project) Series 1994A,
              5.500% 12/01/05..................  A3        BBB+      8,095
   2,370    Mississippi, Higher Education
              Authority Revenue, Series 1992C,
              AMT, (GTD STD LNS),
              6.400% 01/01/03..................  NR        A         2,468
                                                                  --------
                                                                    10,563
                                                                  --------
            MISSOURI -- 1.3%
   4,000    Kansas City, Missouri, Industrial
              Development Authority, IDR,
              (Owens-Illinois, Inc. - Georgia-
              Pacific Corporation Project)
              Series 1998,
              4.900% 12/31/08..................  Baa2      NR        3,808

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $   400    Metropolitan Saint Louis, Missouri,
              Sewer District, GO Refunding,
              Series 1991, (FGIC Insured),
              6.300% 02/15/01..................  Aaa       AAA    $    409
     400    Missouri State, Board of Public
              Buildings, Revenue Refunding,
              Series 1991,
              5.900% 12/01/01..................  Aa2       AA          415
   1,000    Missouri State, Environmental
              Improvement and Energy Resource
              Authority, PCR Refunding,
              (Associated Electrical
              Cooperation - Thomas Hill
              Project) Series 1996,
              5.500% 12/01/05..................  A1        AA        1,037
     300    Missouri State, GO Refunding,
              (Third State Building Project)
              Series 1991B,
              5.500% 11/01/01..................  Aaa       AAA         309
   1,500    Missouri State, Health and
              Educational Facilities Authority,
              Revenue Refunding, (SSM Health
              Care Project) Series 1992AA,
              (MBIA Insured),
              5.400% 06/01/00..................  Aaa       AAA       1,515
     600    Missouri State, Health and
              Educational Facilities Revenue
              Refunding, (Christian Health
              Project) Series 1991A, (FGIC
              Insured), Prerefunded 02/15/01 @
              102,
              6.600% 02/15/02..................  Aaa       AAA         631
   2,575    Missouri State, Health and
              Educational Facilities Revenue,
              (St. Louis University Project)
              Series 1998,
              5.250% 10/01/11..................  A1        AA-       2,573
     300    Missouri State, Water Pollution
              Control GO Refunding, Series
              1991B, Prerefunded
              11/01/01 @ 100,
              5.800% 11/01/03..................  Aaa       AAA         310
     600    St. Louis County, Missouri,
              Pattonville R-3 School District,
              GO, Series 1992, (FGIC Insured),
              5.700% 02/01/01..................  Aaa       AAA         613
                                                                  --------
                                                                    11,620
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            MONTANA -- 0.5%
 $ 4,475    Lewis and Clark County, Montana,
              Environmental Facilities Revenue,
              (Asarco, Inc. Project) Series
              1998, AMT,
              5.850% 10/01/33..................  Baa3      BBB-   $  4,155
                                                                  --------
            NEBRASKA -- 0.1%
   1,000    Nebraska Public Power District,
              Power Supply Systems Revenue,
              Series 1993,
              5.300% 01/01/02..................  Aaa       AAA       1,022
                                                                  --------
            NEVADA -- 0.7%
   1,000    Nevada State, GO, Series 1991A,
              5.800% 05/01/00..................  Aa2       AA        1,012
   1,000    Nevada State, Municipal Board, GO,
              (Bank Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03..................  Aaa       AAA       1,018
   1,000    Nevada State, Municipal Board, GO,
              (Bank Project Number 38-39)
              Series 1992A,
              6.000% 07/01/01..................  NR        AA        1,031
   2,910    Reno, Nevada, GO Refunding, Series
              1993A, (FGIC Insured),
              5.300% 04/01/05..................  Aaa       AAA       2,991
                                                                  --------
                                                                     6,052
                                                                  --------
            NEW JERSEY -- 2.1%
   1,100    Bergen County, New Jersey,
              Utilities Authority, Water PCR,
              Series 1992B, (FGIC Insured),
              5.500% 12/15/02..................  Aaa       AAA       1,140
   3,230    Monmouth County, New Jersey,
              Improvement Authority, Revenue
              Refunding, (Recreational
              Facilities Project) Series 1997,
              5.000% 12/01/04..................  Aaa       AAA       3,307
   3,440    New Jersey State Housing and
              Mortgage Finance Agency, Revenue,
              (Home Buyer Project), Series
              1999, AMT,
              5.400% 04/01/09..................  Aaa       AAA       3,453
   3,340    New Jersey State Housing and
              Mortgage Finance Agency, Revenue,
              (Home Buyer Project), Series
              1999, AMT,
              5.300% 04/01/08..................  Aaa       AAA       3,353

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $ 5,000    New Jersey State, GO Refunding,
              Series 1992D,
              5.500% 02/15/04..................  Aa1       AA+    $  5,200
   1,100    New Jersey State, Transportation
              Trust Fund Authority,
              Transportation Systems, Revenue
              Refunding, Series 1994A, (AMBAC
              Insured),
              5.200% 12/15/00..................  Aaa       AAA       1,118
   1,000    University of Medicine and
              Dentistry, New Jersey, Revenue,
              Series 1989C,
              7.000% 12/01/00..................  A3        AA-       1,025
                                                                  --------
                                                                    18,596
                                                                  --------
            NEW MEXICO -- 0.6%
   2,000    New Mexico State, GO, Series 1995,
              5.250% 09/01/03..................  Aa1       AA+       2,015
   2,160    New Mexico, Mortgage Finance
              Authority, Single-Family Mortgage
              Revenue, Series 1997E-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              5.600% 07/01/17..................  NR        AAA       2,089
   1,315    New Mexico, Mortgage Financial
              Authority, Single-Family Mortgage
              Revenue, Series 1997C-2, AMT,
              (GNMA/FNMA/ FHLMC COLL),
              5.950% 07/01/17..................  Aaa       NR        1,334
                                                                  --------
                                                                     5,438
                                                                  --------
            NEW YORK -- 3.3%
   3,235    Metropolitan Transit Authority of
              New York, Commuter Facilities
              Revenue, Series 1998A, (MBIA-IBC
              Insured),
              5.250% 07/01/08..................  Aaa       AAA       3,298
   3,000    New York City, New York, Municipal
              Assistance Corporation, Revenue,
              Series 1997J,
              5.750% 07/01/03..................  Aa2       AA        3,137
   5,000    New York State, Dormitory
              Authority, Revenue, (City
              University Project) Series 1993B,
              5.250% 07/01/06..................  Baa1      BBB+      5,062
   7,000    New York State, Dormitory
              Authority, State University
              Educational Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04..................  A3        A-        7,222

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 5,950    New York State, GO Refunding,
              Series 1998F,
              5.000% 09/15/06..................  A2        A      $  6,030
   2,260    New York, New York, GO, Series
              1993E, (MBIA-IBC Insured),
              Prerefunded 05/15/03 @ 101.5,
              5.800% 05/15/05..................  Aaa       AAA       2,397
   2,305    New York, New York, GO, Unrefunded
              Balance, Series 1993-E, (MBIA-
              IBC Insured),
              5.800% 05/15/05..................  Aaa       AAA       2,418
                                                                  --------
                                                                    29,564
                                                                  --------
            NORTH CAROLINA -- 3.6%
   2,500    Charlotte, North Carolina, Water
              and Sewer System, Revenue, Series
              1999,
              5.250% 06/01/24..................  Aa2       AA+       2,330
   8,000    Mecklenburg County, North Carolina,
              GO Refunding, Series 1992,
              5.750% 03/01/03..................  Aaa       AAA       8,294
   3,000    Mecklenburg County, North Carolina,
              Public Improvement GO, Series
              1992, Prerefunded 01/01/02 @ 101,
              6.200% 01/01/04..................  Aaa       AAA       3,153
  10,000    North Carolina State, Public School
              Building, GO, Series 1999,
              4.600% 04/01/15..................  Aaa       AAA       8,942
   4,000    North Carolina, Medical Care
              Commission, Health Care
              Facilities Revenue, (Carolina
              Medicorp, Inc. Project) Series
              1996,
              5.125% 05/01/16..................  Aa3       AA        3,751
   3,135    North Carolina, Medical Care
              Commission, Health Care
              Facilities Revenue, (Pitt County
              Memorial Hospital Project) Series
              1998A,
              4.400% 12/01/08..................  Aa3       AA-       2,975
   3,000    North Carolina, Medical Care
              Commission, Hospital Revenue,
              (Pitt County Memorial Hospital
              Project), Series 1998 B,
              5.000% 12/01/18..................  Aa3       AA-       2,689
                                                                  --------
                                                                    32,134
                                                                  --------

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            OHIO -- 0.2%
 $ 1,735    Ohio, Housing Finance Agency,
              Mortgage Revenue, (Residential
              Project) Series 1998B-2, AMT,
              (GNMA COLL)
              4.800% 09/01/07..................  NR        AAA    $  1,683
                                                                  --------
            OKLAHOMA -- 0.5%
   5,000    Oklahoma, Development Finance
              Authority, Revenue Refunding,
              (Hillcrest Healthcare Center Inc.
              Project) Series 1999A,
              5.625% 08/15/19..................  Baa2      BBB+      4,526
                                                                  --------
            OREGON -- 0.7%
   3,000    Multnomah County, Oregon, School
              District
              Number 1J-Portland, GO, Series
              1996,
              5.500% 06/01/05..................  A1        A+        3,132
   1,300    Portland, Oregon, Sewer Systems
              Revenue, Series 1994A,
              5.450% 06/01/03..................  A1        A+        1,345
   1,300    Washington County, Oregon, Sewer
              Revenue Refunding, Senior Lien,
              Series 1992A, (AMBAC Insured),
              5.300% 10/01/01..................  Aaa       AAA       1,330
                                                                  --------
                                                                     5,807
                                                                  --------
            PENNSYLVANIA -- 2.7%
   2,890    Erie, Pennsylvania, Water
              Authority, Water Revenue, Series
              1991, Prerefunded 12/01/01 @ 100,
              7.125% 12/01/11..................  NR        BBB       3,059
   9,180    Pennsylvania, Housing Finance
              Agency, Single-Family Mortgage
              Revenue, Series 1997A-61, AMT,
              5.450% 10/01/21..................  Aa2       AA+       8,578
   2,500    Philadelphia, Pennsylvania,
              Industrial Development Authority,
              IDR Refunding, (Ashland Oil Inc.
              Project) Series 1993,
              5.700% 06/01/05..................  Baa1      NR        2,538
   9,000    Philadelphia, Pennsylvania, Water
              and Wastewater Systems Revenue,
              Series 1993, (FGIC Insured),
              5.500% 06/15/03..................  Aaa       AAA       9,309
                                                                  --------
                                                                    23,484
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            RHODE ISLAND -- 0.4%
 $   800    Pawtucket, Rhode Island, GO, Series
              1994, (FGIC Insured),
              5.250% 04/15/01..................  Aaa       AAA    $    813
   3,000    Rhode Island State, Consolidated
              Capital Development Loan GO,
              Series 1992A,
              5.400% 08/01/06..................  Aa3       AA-       3,089
                                                                  --------
                                                                     3,902
                                                                  --------
            SOUTH CAROLINA -- 3.5%
   3,000    Darlington County, South Carolina,
              IDR, (Sonoco Products Company
              Project) Series 1995, AMT,
              6.125% 06/01/25..................  A2        A         3,025
  13,400    Georgetown County, South Carolina,
              PCR Refunding, (International
              Paper Company Project) Series
              1999A,
              5.125% 02/01/12..................  A3        BBB+     12,504
   3,210    Greenville Hospital Systems of
              South Carolina, Hospital
              Facilities Revenue, Series 1996B,
              (GTY-AGMT),
              5.500% 05/01/08..................  Aa3       AA        3,280
   5,160    Piedmont Municipal Power Agency,
              South Carolina, Electric Revenue,
              Series 1996B, (FGIC Insured),
              6.000% 01/01/07..................  Aaa       AAA       5,448
   2,580    Piedmont Municipal Power Agency,
              South Carolina, Electric Revenue,
              Unrefunded Balance, Series 1991A,
              (FGIC Insured),
              6.125% 01/01/03..................  Aaa       AAA       2,697
   3,665    Richland County, South Carolina,
              Solid Waste Disposal Facilities
              Revenue, (Union Camp Corporation
              Project) Series 1992A, AMT,
              6.750% 05/01/22..................  A1        BBB+      3,888
                                                                  --------
                                                                    30,842
                                                                  --------

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            SOUTH DAKOTA -- 1.2%
 $11,000    Education Loans Inc., South Dakota,
              Student Loan Revenue, Series
              1998, AMT, (GTD STD LNS),
              4.950% 06/01/10..................  Aaa       NR     $ 10,466
                                                                  --------
            TENNESSEE -- 4.7%
   6,000    Knox County, Tennessee, Health
              Educational and Housing
              Facilities Board, Revenue,
              (University Health Systems Inc.
              Project) Series 1999,
              5.750% 04/01/19..................  Baa1      NR        5,613
  10,000    Knox County, Tennessee, Health,
              Educational and Housing
              Facilities Board, Revenue,
              (University Health System Inc.
              Project) Series 1999,
              5.625% 04/01/29..................  Baa1      NR        9,038
   6,270    McMinn County, Tennessee,
              Industrial Development Board,
              Recycling Facilities Revenue,
              (Bowater Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22..................  Baa1      BBB       6,707
   1,000    Metropolitan Government, Nashville
              and Davidson County, Tennessee,
              Health and Educational Facilities
              Board, Improvement Revenue
              Refunding, (Meharry Medical
              College Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08..................  Aaa       AAA       1,073
   8,000    Shelby County, Tennessee, Health
              Educational and Housing
              Facilities Board, Revenue, (St.
              Jude's Childrens Research
              Project) Series 1999,
              5.375% 07/01/24..................  NR        AA        7,446
   4,000    Tennergy Corporation, Tennessee,
              Gas Revenue, Series 1999, (MBIA
              Insured),
              5.000% 06/01/05..................  Aaa       AAA       4,059
   5,555    Tennessee State, GO, Series 1995A,
              7.000% 03/01/05..................  Aaa       AAA       6,185
   1,190    Tennessee State, Housing
              Development Agency, Revenue,
              Series 1998, AMT,
              4.950% 07/01/10..................  Aa2       AA        1,135
                                                                  --------
                                                                    41,256
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            TEXAS -- 12.6%
 $ 2,175    Aldine, Texas, Independent School
              District, GO Refunding, Series
              1997, (PSFG Insured),
              5.100%+ 02/15/07.................  Aaa       AAA    $  1,500
   2,555    Austin, Texas, Utilities Systems
              Revenue, Series 1977-2,
              5.600% 10/01/03..................  Aaa       AAA       2,660
   5,000    Austin, Texas, Utilities Systems
              Revenue, Series 1986A,
              Prerefunded 05/15/01 @ 100,
              8.000% 11/15/16..................  Aaa       AAA       5,299
     975    Brazos, Texas, Higher Education
              Authority Inc., Revenue
              Refunding, Senior Lien, Series
              1994A-2, AMT, (GTD STD LNS),
              6.050% 06/01/03..................  Aaa       NR        1,013
   6,285    Crowley, Texas, Independent School
              District, GO, Series 1997, (PSFG
              Insured),
              5.125% 08/01/26..................  Aaa       AAA       5,603
   3,150    Guadalupe Blanco River Authority,
              Texas, Sewer and Solid Waste
              Disposal Facility, Revenue, (EI
              du Pont de Nemours and Company
              Project) Series 1999,
              5.500% 05/01/29..................  Aa3       AA-       2,949
   2,350    Harris County, Texas, Health
              Facilities Development Authority,
              Hospital Revenue Refunding,
              (Texas Childrens Hospital
              Project) Series 1995, (MBIA
              Insured),
              6.000% 10/01/05..................  Aaa       AAA       2,511
   5,000    Harris County, Texas, Health
              Facilities Development Authority,
              Revenue, Series 1999A,
              5.375% 07/01/19..................  Aaa       AAA       4,701
   7,000    Houston, Texas, Airport System
              Revenue, Sub-Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12..................  Aaa       AAA       6,797
   1,245    Houston, Texas, GO, Series 1990,
              Prerefunded 03/01/00 @ 100,
              6.800% 03/01/01..................  Aa3       AA-       1,261

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 7,000    Houston, Texas, Water and Sewer
              Systems Revenue Refunding, Junior
              Lien, Series 1997D, (FGIC
              Insured),
              5.000% 12/01/25..................  Aaa       AAA    $  6,131
   2,500    Houston, Texas, Waterworks and
              Sewer Systems Revenue, Junior
              Lien, Series 1992A, (MBIA
              Insured), Prerefunded 12/01/02 @
              102,
              5.800% 12/01/04..................  Aaa       AAA       2,654
   1,500    Irving, Texas, Independent School
              District, GO Refunding, Series
              1994, (PSFG Insured),
              4.520%+ 02/15/02.................  Aaa       AAA       1,349
   7,520    Lower Colorado River Authority,
              Texas, Revenue Refunding, Junior
              Lien, (Fifth-Supply Project)
              Series 1993, (AMBAC Insured),
              5.300% 01/01/06..................  Aaa       AAA       7,858
   5,000    North Central Texas, Health
              Facilities Development
              Corporation, Health Facilities
              Revenue, (Presbyterian Healthcare
              Residential Project) Series
              1996B, (MBIA Insured),
              5.500% 06/01/16..................  Aaa       AAA       4,973
   5,210    North Central, Texas, Health
              Facilities Development
              Corporation, Revenue Refunding,
              (Baylor Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13..................  Aa3       AA        5,170
     410    San Antonio, Texas, Electric and
              Gas Revenue, Prerefunded,
              5.200% 02/01/01..................  Aa1       AA          416
     690    San Antonio, Texas, Electric and
              Gas Revenue, Unrefunded Balance,
              Series 1994,
              5.200% 02/01/01..................  Aa1       AA          699
     415    San Antonio, Texas, Water Revenue
              Refunding, Series 1992, (FGIC
              Insured),
              5.900% 05/15/00..................  Aaa       AAA         421

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,455    San Antonio, Texas, Water Revenue,
              Unrefunded Balance, Series 1992,
              (FGIC Insured),
              5.900% 05/15/00..................  Aaa       AAA    $  2,488
   2,000    Southwest Higher Education
              Authority, Inc., Higher Education
              Revenue Refunding, (Southern
              Methodist University Project)
              Series 1995, (FSA Insured),
              5.125% 10/01/16..................  Aaa       AAA       1,872
   4,805    Tarrant County, Texas, Health
              Facilities Development
              Corporation, Health Systems
              Revenue, (Texas Health Resources
              Systems Project) Series 1997A,
              (MBIA Insured),
              5.750% 02/15/10..................  Aaa       AAA       4,972
   5,000    Tarrant County, Texas, Health
              Facilities Development
              Corporation, Health Systems
              Revenue, (Texas Health Resources
              Systems Project) Series 1997A,
              (MBIA Insured),
              5.250% 02/15/17..................  Aaa       AAA       4,639
   3,200    Texas A&M University, Financing
              Systems Revenue, Series 1995,
              5.950% 05/15/05..................  Aa2       AA+       3,402
   6,260    Texas State, GO, Series 1999,
              5.250% 08/01/20..................  Aa1       AA        5,861
   4,000    Texas State, GO, Series 1999,
              5.250% 08/01/21..................  Aa1       AA        3,729
   5,500    Texas State, Public Finance
              Authority, Building Revenue
              Refunding, Series 1990, (MBIA
              Insured),
              6.600% 02/01/00..................  Aaa       AAA       5,552
     900    Texas State, Public Finance
              Authority, GO, Series 1994B,
              5.000% 10/01/01..................  Aa1       AA          915
   1,100    Texas State, Superconducting GO
              Refunding, Series 1992C,
              5.350% 04/01/01..................  Aa1       AA        1,120
   1,000    Texas State, Veterans Housing
              Assistance GO, Series 1994B-4,
              AMT,
              6.100% 12/01/06..................  Aa1       AA     $  1,043

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
   4,790    Texas, Municipal Power Agency,
              Revenue, Refunded Balance, Series
              1992, (MBIA Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12..................  Aaa       AAA       4,979
   7,210    Texas, Municipal Power Agency,
              Revenue, Series 1992, (MBIA
              Insured), Prerefunded 09/01/02 @
              100,
              5.750% 09/01/12..................  Aaa       AAA       7,495
     300    University of Texas, Permanent
              University Fund, Revenue
              Refunding, Series 1991,
              Prerefunded 07/01/01 @ 102,
              6.700% 07/01/05..................  Aaa       AAA         318
                                                                  --------
                                                                   112,350
                                                                  --------
            UTAH -- 0.3%
   2,145    Cache County, Utah, School
              District, Utah School Board
              Guaranty Program, GO Refunding,
              Series 1997, (SCH BD GTY),
              5.500% 06/15/07..................  NR        AAA       2,234
     300    Davis County, Utah, School
              District, GO, Series 1991, (FGIC
              Insured), Prerefunded
              12/01/01 @ 100,
              6.450% 06/01/02..................  Aaa       AAA         314
                                                                  --------
                                                                     2,548
                                                                  --------
            VIRGINIA -- 5.8%
   6,170    Chesapeake, Virginia, GO Refunding,
              Series 1993,
              5.000% 12/01/03..................  Aa3       AA        6,319
   4,000    Chesterfield County, Virginia,
              Improvement GO Refunding, Series
              1991,
              6.250% 07/15/05..................  Aaa       AAA       4,211
   6,000    Covington-Allegheny County,
              Virginia, Industrial Development
              Authority, PCR Refunding,
              (Westvaco Corporation Project)
              Series 1994,
              5.900% 03/01/05..................  A1        A         6,370
   5,790    Fairfax County, Virginia, GO
              Refunding, Series 1993C, (State
              Aid Withholding),
              5.000% 05/01/05..................  Aaa       AAA       5,911

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,500    Newport News, Virginia, GO
              Refunding, Series 1993B, (State
              Aid Withholding),
              5.400% 11/01/06..................  Aa2       AA     $  2,590
   1,000    Norfolk, Virginia, GO, Series 1995,
              5.250% 06/01/01..................  A1        AA        1,018
   1,500    Norfolk, Virginia, Industrial
              Development Authority, Hospital
              Revenue, (Sentara Hospitals,
              Norfolk Project) Series 1994A,
              4.600% 11/01/04..................  Aa2       AA        1,499
   3,000    Virginia Beach, Virginia, GO
              Refunding, Series 1993,
              5.100% 07/15/05..................  Aa2       AA        3,075
   1,500    Virginia State, Public Facilities
              GO, Series 1993A,
              5.400% 06/01/05..................  Aaa       AAA       1,565
   1,100    Virginia State, Higher Educational
              Institutions GO, Series 1992C,
              5.900% 06/01/05..................  Aaa       AAA       1,144
   4,845    Virginia State, Housing Development
              Authority, Multi-Family Housing
              Revenue, Series 1999B, AMT,
              5.200% 05/01/19..................  Aa1       AA+       4,491
   7,000    Virginia State, Public School
              Authority, Revenue Refunding,
              Series 1993B, (State Aid
              Withholding),
              5.250% 01/01/07..................  Aa1       AA        7,167
   1,520    Virginia State, Public School
              Authority, Revenue, Series 1991A,
              6.000% 01/01/00..................  Aa1       AA        1,529
   2,265    Virginia State, Public School
              Authority, Revenue, Series 1992A,
              (State Aid Withholding),
              6.000% 01/01/00..................  Aa1       AA        2,278
   2,600    Virginia, College Building
              Authority, Educational Facilities
              Revenue Refunding, (University of
              Richmond Project) Series 1992,
              5.625% 11/01/02..................  NR        AA        2,661
                                                                  --------
                                                                    51,828
                                                                  --------
            WASHINGTON -- 5.2%
   2,500    King County, Washington, GO
              Refunding, Series 1993C,
              5.625% 06/01/02..................  Aaa       AA+       2,582

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $   510    King County, Washington, GO,
              Unrefunded Balance, Series 1993A,
              5.250% 12/01/01..................  Aaa       AA+     $   521
   1,195    King County, Washington, School
              District Number 415, GO, Series
              1996, (FSA Insured),
              5.100% 06/01/04..................  Aaa       AAA       1,222
   3,000    Pierce County, Washington, School
              District Number 003, GO
              Refunding, Series 1996, (FGIC
              Insured),
              5.000% 12/01/03..................  Aaa       AAA       3,061
   1,500    Snohomish County, Washington,
              School District No. 103, GO,
              Series 1996, (FGIC Insured),
              5.150% 06/01/05..................  Aaa       AAA       1,534
   2,500    Tacoma, Washington, Electric
              Systems Revenue Refunding, Series
              1992B, (AMBAC Insured),
              5.900% 01/01/05..................  Aaa       AAA       2,616
     800    Tacoma, Washington, Electrical
              Systems Revenue Refunding, Series
              1994, (FGIC Insured),
              5.500% 01/01/01..................  Aaa       AAA         813
   1,000    Tacoma, Washington, GO, Series
              1992A,
              5.750% 07/01/02..................  A1        A+        1,034
   3,500    Washington State, GO Refunding,
              Series 1991R-92A,
              6.400% 09/01/03..................  Aa1       AA+       3,661
     900    Washington State, GO Refunding,
              Series 1992R-92C,
              5.600% 09/01/01..................  Aa1       AA+         924
  10,000    Washington State, GO Refunding,
              Series 1993R-93B,
              5.125% 10/01/04..................  Aa1       AA+      10,250
   1,000    Washington State, GO, Series 1990B,
              6.550% 08/01/00..................  Aa1       AA+       1,022
     500    Washington State, GO, Series 1991B,
              Prerefunded 06/01/01 @ 100,
              6.300% 06/01/02..................  Aa1       AA+         517
     900    Washington State, GO, Series
              1992-93A,
              5.250% 10/01/00..................  Aa1       AA+         913

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 7,500    Washington State, Public Power
              Supply Systems Revenue Refunding,
              Series 1990C, (FGIC Insured),
              7.000% 07/01/01..................  Aaa       AAA    $  7,846
   2,000    Washington State, Public Power
              Supply Systems Revenue Refunding,
              Series 1991A,
              6.500% 07/01/03..................  Aa        AA        2,103
   1,150    Washington State, Public Power
              Supply Systems Revenue Refunding,
              Series 1993A,
              5.800% 07/01/07..................  Aa1       AA-       1,208
   3,000    Washington State, Public Power
              Supply Systems Revenue Refunding,
              Series 1993B, (FSA Insured),
              5.400% 07/01/05..................  Aaa       AAA       3,103
   1,000    Washington State, Public Power
              Supply Systems Revenue Refunding,
              Series 1996A, (AMBAC Insured),
              5.500% 07/01/04..................  Aaa       AAA       1,039
                                                                  --------
                                                                    45,969
                                                                  --------
            WEST VIRGINIA -- 0.6%
   2,000    West Virginia State, Building
              Commission, Lease Revenue, (West
              Virginia Regional Jail and
              Correction Project) Series 1990A,
              (MBIA Insured),
              6.700% 07/01/02..................  Aaa       AAA       2,083
   5,340    West Virginia State, GO, Series
              1999A, (FGIC Insured),
              5.220%+ 11/01/09.................  Aaa       AAA       3,176
                                                                  --------
                                                                     5,259
                                                                  --------

PRINCIPAL
 AMOUNT                                          MOODY'S   S&P     VALUE
  (000)                                             RATINGS        (000)
--------------------------------------------------------------------------
            WISCONSIN -- 2.0%
 $ 5,000    Kaukauna, Wisconsin, PCR,
              Refunding, (International Paper
              Project), Series 1997A,
              5.150% 07/01/06..................  A3        BBB+   $  4,939
     300    Milwaukee, Wisconsin, GO, Series
              1991BZ, Prerefunded
              06/15/01 @ 100,
              6.375% 06/15/03..................  Aa1       AA+         311
     300    Milwaukee, Wisconsin, Metropolitan
              Sewer District, GO, Series 1989
              A,
              7.000% 09/01/00..................  Aa1       AA+         308
     400    Milwaukee, Wisconsin, Metropolitan
              Sewer District, GO, Series 1990
              A,
              6.700% 10/01/00..................  Aa1       NR          411
   5,000    Milwaukee, Wisconsin, Metropolitan
              Sewer District, GO, Series 1990
              A,
              6.700% 10/01/01..................  Aa1       NR        5,240
   3,070    Sun Prairie, Wisconsin, Area School
              District, GO, Promissory Notes,
              Series 1996, (FGIC Insured),
              5.500% 04/01/03..................  Aaa       AAA       3,178
     900    Wisconsin State, GO Refunding,
              Series 1993-1,
              5.100% 11/01/01..................  Aa2       AA          917
   2,735    Wisconsin, Housing and Economic
              Development Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12..................  Aa3       AA        2,677
                                                                  --------
                                                                    17,981
                                                                  --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $858,597)..................................    865,066
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.6%
            (Cost $5,121)
  5,121   AIM Tax-Exempt Fund...................   $  5,121
                                                   --------
          TOTAL INVESTMENTS
            (Cost $863,718*).............   98.2%   870,187
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)............    1.8%
          Cash..................................   $      1
          Receivable for investment securities
            sold................................     12,469
          Receivable for Fund shares sold.......        595
          Interest receivable...................     13,970
          Payable for Fund shares redeemed......     (3,379)
          Investment advisory fee payable.......       (160)
          Administration fee payable............       (146)
          Shareholder servicing and distribution
            fees payable........................        (12)
          Distributions payable.................     (3,466)
          Payable for investment securities
            purchased...........................     (3,916)
          Accrued Trustees' fees and expenses...        (16)
          Accrued expenses and other
            liabilities.........................       (177)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................     15,763
                                                   --------
          NET ASSETS.....................  100.0%  $885,950
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $    752
          Accumulated net realized loss on
            investments sold....................     (1,207)
          Net unrealized appreciation of
            investments.........................      6,469
          Paid-in capital.......................    879,936
                                                   --------
          NET ASSETS............................   $885,950
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($860,900,314 / 86,976,337 shares
            outstanding)........................      $9.90
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($20,217,088 / 2,042,451
            shares outstanding).................      $9.90
                                                      =====
          Maximum sales charge..................      3.25%
          Maximum offering price per share......     $10.23
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($2,989,557 / 302,038 shares
            outstanding)........................      $9.90
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($1,843,002 / 186,161 shares
            outstanding)........................      $9.90
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $19,509 and gross depreciation of $13,040 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $863,718.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   11.95%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            10.17%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            ALABAMA -- 2.7%
$  2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B,
              6.250% 04/01/12.......  Aa3       AA     $  2,112
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of
              Virginia Project)
              Series 1994, AMT,
              8.000% 09/01/28.......  NR        BBB       3,264
   7,210    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27.......  Baa1      NR        6,615
   2,400    Daphne, Alabama, Special
              Care Facilities
              Financing Authority,
              Revenue, (Presbyterian
              Retirement Corporation
              Project) Series 1988A,
              Prerefunded 08/15/01 @
              100,
              7.300% 08/15/18.......  NR        NR        2,528
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22.......  Aaa       AAA       1,959
   1,000    Morgan County-Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13.......  NR        AAA       1,051
                                                       --------
                                                         17,529
                                                       --------
            ALASKA -- 2.3%
   1,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.250% 07/01/07.......  Aaa       AAA       1,510
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08.......  Aaa       AAA       2,433

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            ALASKA -- (CONTINUED)
$  1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09.......  Aaa       AAA    $  1,221
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26.......  Aaa       AAA       6,619
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02.......  Aaa       AAA       2,263
   1,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO,
              Series 1995A, (MBIA
              Insured),
              5.000%+ 06/30/06......  Aaa       AAA         717
                                                       --------
                                                         14,763
                                                       --------
            ARIZONA -- 2.0%
   3,000    Maricopa County,
              Arizona, School
              District Number 006,
              GO, (Projects of 1996)
              Series 1998, (FGIC
              Insured),
              4.000% 07/01/10.......  Aaa       AAA       2,661
   4,000    Maricopa County,
              Arizona, Unified
              School District Number
              4, GO Refunding,
              Series 1993, (FGIC
              Insured),
              4.460%+ 07/01/02......  Aaa       AAA       3,543
   1,000    Maricopa County,
              Arizona, Unified
              School District Number
              48, GO Refunding,
              Series 1991B,
              6.300% 07/01/04.......  Aa2       AA        1,075
   1,300    Maricopa County,
              Arizona, Unified
              School District Number
              48, GO Refunding,
              Series 1993B,
              4.600% 07/01/11.......  Aa2       AA        1,226
   2,000    Salt River Project,
              Arizona, Agricultural
              Improvement Revenue,
              Series 1992C,
              6.250% 01/01/19.......  Aa2       AA        2,083
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              5.770%+ 12/01/14......  Aaa       AAA       2,135
                                                       --------
                                                         12,723
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            ARKANSAS -- 0.7%
$  1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue,
              Series 1996A,
              5.700% 12/01/12.......  NR        AA     $  1,331
   3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23.......  A1        AA-       3,488
                                                       --------
                                                          4,819
                                                       --------
            CALIFORNIA -- 2.6%
   2,900    California State,
              Department of Water
              Resources, Central
              Water Systems Revenue,
              (Central Valley
              Project) Series 1995O,
              5.000% 12/01/12.......  Aa2       AA        2,861
   1,000    California State, GO,
              Series 1988,
              7.100% 09/01/02.......  Aa3       AA-       1,084
   1,000    California State, GO,
              Series 1990,
              7.000% 08/01/04.......  Aa3       AA-       1,117
   1,000    Los Angeles, California,
              Wastewater Systems
              Revenue Refunding,
              Series 1993C, (MBIA
              Insured),
              5.500% 06/01/14.......  Aaa       AAA       1,007
   3,000    Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue, Series 1992,
              5.500% 07/01/19.......  Aa2       AA        2,968
   2,000    Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue, Series 1995A,
              (MBIA Insured),
              5.750% 07/01/15.......  Aaa       AAA       2,042
   2,595    San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1995-2-9B, (FGIC
              Insured),
              5.250% 05/01/13.......  Aaa       AAA       2,595
   3,500    Southern California,
              Public Power
              Authority, Revenue
              Refunding, (Palo Verde
              Project) Series 1993A,
              5.000% 07/01/15.......  A2        A+        3,303
                                                       --------
                                                         16,977
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            COLORADO -- 0.7%
$  1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue,
              Series 1986E-470,
              Prerefunded 08/31/05 @
              103,
              6.900% 08/31/15.......  Aaa       NR     $  1,709
   2,500    Douglas County,
              Colorado, Sales and
              Use Tax Revenue,
              Series 1996, (MBIA
              Insured),
              5.500% 10/15/11.......  Aaa       AAA       2,545
                                                       --------
                                                          4,254
                                                       --------
            CONNECTICUT -- 0.6%
   1,000    Connecticut State, GO,
              Series 1996A,
              5.300% 05/15/10.......  Aa3       AA        1,019
   1,590    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1992B,
              6.700% 11/15/12.......  Aa2       AA        1,688
   1,300    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1994A,
              6.100% 05/15/13.......  Aa2       AA        1,325
                                                       --------
                                                          4,032
                                                       --------
            DISTRICT OF COLUMBIA -- 1.7%
   7,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded
              08/15/07 @ 102,
              5.375% 08/15/15.......  Aaa       AAA       6,971
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12.......  Aaa       AAA       3,974
                                                       --------
                                                         10,945
                                                       --------
            FLORIDA -- 5.0%
   3,000    Florida State, Board of
              Education, Capital
              Outlay, GO, Series
              1997A,
              5.000% 01/01/17.......  Aa2       AA+       2,762

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$  1,735    Florida State, Board of
              Education, Capital
              Outlay, GO, Unrefunded
              Balance, Series 1985,
              9.125% 06/01/14.......  Aa2       AA+    $  2,762
   1,000    Florida State, Board of
              Education, Public
              Education Capital
              Outlay, GO Refunding,
              Series 1995A,
              5.500% 06/01/14.......  Aa2       AA+       1,003
   2,000    Florida State, Division
              of Financing,
              Department of General
              Services, Revenue
              Refunding, (Florida
              Facilities Pool
              Project) Series 1995B,
              (AMBAC Insured),
              5.700% 09/01/20.......  Aaa       AAA       1,997
   3,750    Jacksonville, Florida,
              PCR, Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1996,
              5.700% 08/01/31.......  A1        A+        3,679
   3,900    Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1994A, AMT,
              7.875% 12/15/25.......  Baa3      BBB-      4,038
   1,000    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10.......  Aaa       AAA       1,119
   1,500    Orlando, Florida,
              Utilities Commission
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A,
              5.000% 10/01/20.......  Aa        AA-       1,354
  12,115    Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT,
              5.850% 12/01/30.......  Aa2       A1+      12,010
   2,000    South Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1993, (FSA
              Insured),
              5.500% 05/01/28.......  Aaa       AAA       1,925
                                                       --------
                                                         32,210
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            GEORGIA -- 6.9%
$  1,100    Atlanta, Georgia, GO,
              Series 1993,
              5.600% 12/01/11.......  Aa3       AA     $  1,132
   1,000    Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27.......  A1        A+        1,004
   2,000    Coweta County, Georgia,
              School System GO,
              Series 1992,
              Prerefunded 08/01/02 @
              102,
              6.300% 08/01/11.......  A1        A         2,140
   1,000    DeKalb County, Georgia,
              School District, GO,
              Series 1993A,
              6.250% 07/01/09.......  Aa2       AA        1,097
   3,000    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue,
              (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.......  Baa2      BBB-      2,853
   4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18.......  Aaa       A         4,729
   3,000    Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06.......  Aaa       AAA       3,258
   3,000    Georgia State, GO,
              Series 1992B,
              6.250% 03/01/11.......  Aaa       AAA       3,285
   3,000    Georgia State, GO,
              Series 1996B,
              6.250% 04/01/07.......  Aaa       AAA       2,275
   1,650    Gwinnett County,
              Georgia, Water and
              Sewer Certificates of
              Participation, Series
              1991,
              8.600% 08/01/03.......  Aaa       AAA       1,889
   2,080    Metropolitan Atlanta,
              Rapid Transit
              Authority of Georgia,
              Revenue Refunding,
              Series 1991M,
              6.350% 07/01/04.......  A1        AA-       2,184
   1,000    Metropolitan Atlanta,
              Rapid Transit
              Authority of Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              6.000% 07/01/04.......  Aaa       AAA       1,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Metropolitan Atlanta,
              Rapid Transit
              Authority of Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              6.100% 07/01/05.......  Aaa       AAA    $  1,072
   2,000    Metropolitan Atlanta,
              Rapid Transit
              Authority of Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              6.250% 07/01/20.......  Aaa       AAA       2,153
   2,000    Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11.......  A3        A         2,224
   3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23.......  Ba1       BB        3,272
   2,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12.......  A3        NR        2,144
   2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake
              Apartments Ltd.
              Project) Series 1994A,
              (FHA/FNMA COLL),
              7.125% 12/01/25.......  Aaa       NR        2,854
   3,000    White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.......  NR        BBB       3,099
                                                       --------
                                                         44,727
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            HAWAII -- 1.4%
$  1,900    Hawaii State, Department
              of Budget and Finance,
              Special Purpose
              Mortgage Revenue,
              (Hawaiian Electric
              Company and
              Subsidiaries Project)
              Series 1992, AMT,
              (MBIA Insured),
              6.550% 12/01/22.......  Aaa       AAA    $  2,018
   3,000    Hawaii State, GO, Series
              1997CN, (FGIC
              Insured),
              6.250% 03/01/04.......  Aaa       AAA       3,198
   1,180    Honolulu City and
              County, Hawaii, GO
              Refunding, Series
              1993B,
              8.000% 10/01/10.......  Aa3       AA-       1,451
   2,100    Maui County, Hawaii, GO
              Refunding, Series
              1993, (FGIC Insured),
              5.000% 09/01/03.......  Aaa       AAA       2,141
                                                       --------
                                                          8,808
                                                       --------
            ILLINOIS -- 4.7%
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement
              GO, Series 1991,
              6.900% 01/01/07.......  Aa2       AA        3,791
   3,000    Chicago, Illinois,
              O'Hare International
              Airport, Revenue
              Refunding, Second
              Lien, Series 1993C,
              (MBIA Insured),
              5.000% 01/01/18.......  Aaa       AAA       2,682
   2,640    Chicago, Illinois,
              O'Hare International
              Airport, Revenue
              Refunding, Senior
              Lien, Series 1993A,
              5.000% 01/01/16.......  A2        A+        2,401
   1,500    Chicago, Illinois,
              O'Hare International
              Airport, Special
              Facilities Revenue
              Refunding, (American
              Airlines Inc. Project)
              Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24.......  Baa1      BBB-      1,700
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996, (MBIA Insured),
              5.500% 01/01/16.......  Aaa       AAA       1,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  1,000    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996, (MBIA
              Insured),
              5.800% 11/01/16.......  Aaa       AAA    $  1,004
   2,000    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured),
              5.900% 11/15/16.......  Aaa       AAA       2,153
   1,805    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project) Series 1985B,
              7.100% 12/01/15.......  Aaa       AAA       2,046
   2,000    Illinois State, GO,
              Series 1995, (MBIA
              Insured),
              6.000% 02/01/16.......  Aaa       AAA       2,041
   1,500    Illinois State, Sales
              Tax Revenue, Series
              1994V,
              6.375% 06/15/17.......  Aa2       AAA       1,599
   4,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project)
              Series 1991,
              7.250% 06/01/11.......  Baa2      BBB+      4,200
   1,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project)
              Series 1994D, (AMBAC
              Insured),
              6.750% 03/01/15.......  Aaa       AAA       1,090
   1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21.......  Aa1       AA+       1,697
   2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              5.080%+ 04/01/06......  Aaa       AAA       1,934
                                                       --------
                                                         30,285
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            INDIANA -- 3.3%
$  2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal,
              Inc. Project) Series
              1994,
              (GTY-AGMT),
              6.100% 12/01/04.......  A2        A-     $  2,645
   1,000    Hamilton/Southeastern
              Indiana, North
              Delaware School
              Building Corporation,
              First Mortgage
              Revenue, Series 1996,
              (AMBAC Insured, State
              Aid Withholding),
              5.000% 07/15/07.......  Aaa       AAA       1,008
   1,000    Hamilton/Southeastern
              Indiana, North
              Delaware School
              Building Corporation,
              First Mortgage
              Revenue, Series 1996,
              (AMBAC Insured, State
              Aid Withholding),
              5.100% 07/15/09.......  Aaa       AAA       1,004
   1,000    Hammond, Indiana, PCR,
              (Stauffer Chemical
              Project), Series 1982,
              8.000% 11/01/12.......  A1        NR        1,032
   1,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16.......  Aa3       AA          959
  10,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29.......  Baa2      BBB       8,884
   2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17.......  Baa2      BBB       2,160
   2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame-Du Lac Project)
              Series 1996,
              5.500% 03/01/26.......  Aaa       NR        1,922

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dam-Du Lac Project)
              Series 1997,
              5.250% 03/01/21.......  Aaa       NR     $  1,859
                                                       --------
                                                         21,473
                                                       --------
            KANSAS -- 0.7%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series
              1994, (FGIC Insured),
              6.250% 09/01/14.......  Aaa       AAA       2,130
   2,000    Kansas State, Department
              of Transportation,
              Highway Revenue,
              Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/07.......  Aa2       AA+       2,127
                                                       --------
                                                          4,257
                                                       --------
            KENTUCKY -- 0.2%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08.......  Aaa       AAA       1,039
                                                       --------
            MAINE -- 0.2%
   1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, State
              Aid Withholding,
              (AMBAC Insured),
              5.500% 07/01/16.......  Aaa       AAA         969
                                                       --------
            MARYLAND -- 0.4%
   3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project)
              Series 1999A,
              6.000% 06/01/30.......  Baa3      NR        2,863
                                                       --------
            MASSACHUSETTS -- 3.4%
   2,885    Massachusetts Bay,
              Transportation
              Authority, Revenue,
              (General
              Transportation Systems
              Project) Series 1995A,
              Prerefunded
              03/01/05 @ 102,
              5.750% 03/01/18.......  Aa3       AA-       3,079

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
$  2,500    Massachusetts State,
              Consolidated Loan GO,
              Series 1995A, (MBIA
              Insured), Prerefunded
              02/01/05 @ 101,
              5.750% 02/01/13.......  Aaa       AAA    $  2,653
   2,000    Massachusetts State,
              Consolidated Loan GO,
              Series 1996B, (FGIC
              Insured),
              5.500% 06/01/10.......  Aaa       AAA       2,054
   3,750    Massachusetts State, GO
              Refunding, Series
              1996A, (AMBAC
              Insured),
              5.200% 11/01/12.......  Aaa       AAA       3,715
   3,000    Massachusetts State,
              Water Resources
              Authority, Revenue
              Refunding, Series
              1992B,
              6.250% 11/01/10.......  A1        A+        3,180
   7,400    Massachusetts, State
              Port Authority,
              Special Facilities
              Revenue, (Bosfuel
              Corporation Project)
              Series 1997, AMT,
              (MBIA Insured),
              5.750% 07/01/39.......  Aaa       AAA       7,047
                                                       --------
                                                         21,728
                                                       --------
            MICHIGAN -- 3.1%
   1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15.......  Aaa       AAA       1,792
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07.......  Baa1      A-        1,066
   1,250    Kalamazoo, Michigan,
              City School District,
              GO Refunding, Series
              1996, (FGIC Insured),
              5.650% 05/01/14.......  Aaa       AAA       1,324
   1,000    Lakeshore, Michigan,
              Public Schools, GO,
              Series 1995, (MBIA
              Insured),
              5.750% 05/01/15.......  Aaa       AAA       1,011
   3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.250% 08/01/13.......  Aaa       AAA       2,951

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$  1,000    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12.......  Aa1       AA+    $  1,087
   7,880    Michigan State, Hospital
              Finance Authority
              Revenue, (Henry Ford
              Health Systems
              Project) Series 1999A,
              6.000% 11/15/19.......  A1        AA-       7,736
   2,000    Michigan State, Hospital
              Finance Authority,
              Hospital Revenue,
              (Holland Community
              Hospital Project)
              Series 1996, (AMBAC
              Insured),
              5.625% 01/01/28.......  Aaa       AAA       1,927
   1,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured), Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14.......  Aaa       AAA       1,001
                                                       --------
                                                         19,895
                                                       --------
            MISSISSIPPI -- 1.6%
   5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05.......  A3        BBB+      5,060
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22.......  A2        A         3,275
   2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1, (AMBAC
              Insured),
              5.400% 05/15/04.......  Aaa       AAA       2,266
                                                       --------
                                                         10,601
                                                       --------
            MISSOURI -- 2.2%
   1,000    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11.......  A3        NR        1,090

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$  1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              State Revolving Fund,
              Water PCR, (Kansas
              City Project) Series
              1996A,
              5.750% 01/01/16.......  Aa1       NR     $    999
   4,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (BJC Health
              System Project)
              Series 1998,
              5.000% 05/15/38.......  Aa2       AA        3,380
   1,445    Missouri State, Housing
              Development
              Commission, Single-
              Family Mortgage
              Revenue, (Homeowner
              Loan Project) Series
              1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14.......  NR        AAA       1,468
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15.......  Aaa       AAA       1,647
   3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding, Series
              1992, (MBIA Insured),
              6.100% 06/01/07.......  Aaa       AAA       3,778
   2,000    University of Missouri,
              Health Facilities
              Revenue, (University
              of Missouri Health
              Systems Project)
              Series 1996A, (AMBAC
              Insured),
              5.500% 11/01/16.......  Aaa       AAA       1,940
                                                       --------
                                                         14,302
                                                       --------
            MONTANA -- 3.1%
   8,000    Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project)
              Series 1998A,
              Mandatory Put
              05/01/03 @ 100,
              4.600% 05/01/33.......  A3        A-        7,967
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33.......  Baa3      BBB-      7,429

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MONTANA -- (CONTINUED)
$  5,000    Montana State, Housing
              Board Authority,
              Single-Family Revenue,
              Series 1999A-2, AMT,
              5.750% 06/01/30.......  Aa2       AA+    $  4,798
                                                       --------
                                                         20,194
                                                       --------
            NEVADA -- 0.7%
   1,400    Clark County, Nevada,
              Transportation
              Improvement GO
              Refunding, Series
              1994A, (MBIA Insured),
              Prerefunded
              06/01/04 @ 101,
              6.000% 06/01/12.......  Aaa       AAA       1,498
   1,000    Las Vegas and Clark
              County, Nevada,
              Library District, GO,
              Series 1993, (FGIC
              Insured),
              6.000% 02/01/12.......  Aaa       AAA       1,040
   2,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 40-41)
              Series 1993A,
              6.375% 12/01/17.......  NR        AAA       2,138
                                                       --------
                                                          4,676
                                                       --------
            NEW HAMPSHIRE -- 0.4%
   2,350    New Hampshire State,
              Higher Education and
              Health Facilities
              Authority, Revenue,
              (University Systems of
              New Hampshire Project)
              Series 1992, (MBIA
              Insured),
              5.750% 07/01/24.......  Aaa       AAA       2,316
                                                       --------
            NEW JERSEY -- 1.2%
   1,080    New Jersey State,
              Highway Authority,
              Garden State Parkway
              Generated Revenue,
              Series 1971,
              6.500% 01/01/11.......  Aaa       AAA       1,163
   3,000    New Jersey State,
              Transportation Trust
              Fund Authority,
              Revenue Refunding,
              (Transportation
              Systems Project)
              Series 1995B, (MBIA
              Insured),
              5.000% 06/15/04.......  Aaa       AAA       3,059

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
$  2,940    New Jersey, Health Care
              Facilities, Financing
              Authority Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded
              07/01/01 @ 102,
              9.900% 07/01/21.......  Aaa       AAA    $  3,274
                                                       --------
                                                          7,496
                                                       --------
            NEW MEXICO -- 0.5%
   1,950    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/ FHLMC
              COLL),
              6.050% 07/01/28.......  Aaa       NR        1,964
   1,000    Santa Fe, New Mexico,
              Gross Receipts Tax
              Improvement Revenue
              Refunding, Series
              1997A, (AMBAC
              Insured),
              5.000% 06/01/07.......  Aaa       AAA       1,008
                                                       --------
                                                          2,972
                                                       --------
            NEW YORK -- 2.9%
   2,000    Municipal Assistance
              Corporation for New
              York City, New York,
              Revenue, Series 1996E,
              5.200% 07/01/08.......  Aa2       AA        2,030
   5,000    Municipal Assistance
              Corporation for New
              York City, New York,
              Revenue, Series 1997J,
              5.500% 07/01/02.......  Aa2       AA        5,156
   2,000    New York City, New York,
              Municipal Water
              Finance Authority,
              Water and Sewer
              Systems Revenue,
              Series 1997B,
              5.750% 06/15/29.......  A1        A         1,953
   1,000    New York State,
              Dormitory Authority,
              Revenue, (Canisius
              College Project)
              Series 1995, (MBIA
              Insured),
              5.300% 07/01/08.......  Aaa       AAA       1,021
   2,000    New York State, Energy
              Research and
              Development Authority,
              Facilities Revenue
              Refunding,
              (Consolidated Edison
              Company Project)
              Series 1995A,
              6.100% 08/15/20.......  A1        A         2,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  3,000    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1991D,
              Prerefunded
              04/01/02 @ 102,
              6.750% 04/01/21.......  Aaa       AAA    $  3,231
   3,000    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16.......  A3        A+        3,063
                                                       --------
                                                         18,490
                                                       --------
            NORTH CAROLINA -- 2.8%
   9,675    North Carolina State,
              Highway GO, Series
              1997A,
              4.500% 05/01/07.......  Aaa       AAA       9,509
   1,950    North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24.......  Aa2       AA        2,053
   2,500    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Carolina
              Medicorp, Inc.
              Project) Series 1996,
              5.250% 05/01/26.......  Aa3       AA        2,240
   2,000    University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series
              1996,
              5.000% 02/15/29.......  Aa3       AA        1,728
   2,400    Wake County, North
              Carolina, GO
              Refunding, Series
              1996,
              4.500% 03/01/08.......  Aaa       AAA       2,338
                                                       --------
                                                         17,868
                                                       --------
            OHIO -- 2.1%
   4,000    Akron/Bath/Copley, Ohio,
              Joint Township
              Hospital District,
              Revenue, (Summa
              Hospital) Series
              1998A,
              5.375% 11/15/18.......  Baa1      NR        3,567
   1,000    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air
              Freight Corporation
              Project) Series 1993F,
              6.050% 10/01/09.......  NR        BBB       1,017

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            OHIO -- (CONTINUED)
$  1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13.......  NR        NR     $  1,076
   4,000    Ohio State, Highway
              Capital Improvements
              GO, Series 1997B,
              5.000% 05/01/07.......  Aa1       AAA       4,050
   4,000    Ohio State, Solid Waste
              Disposal, Revenue,
              (USG Corporation
              Project) Series 1997,
              AMT,
              5.600% 08/01/32.......  P1        BBB       3,603
                                                       --------
                                                         13,313
                                                       --------
            OKLAHOMA -- 1.0%
   3,770    Oklahoma State,
              Industrial Authority,
              Hospital Revenue,
              (Deaconess Health Care
              Project) Series 1997A,
              5.750% 10/01/17.......  Baa2      BBB       3,488
   3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08.......  Baa2      BBB+      2,867
                                                       --------
                                                          6,355
                                                       --------
            OREGON -- 0.8%
   2,000    Chemeketa, Oregon,
              Community College
              District, GO, Series
              1996, (FGIC Insured),
              Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/12.......  Aaa       AAA       2,121
   2,900    Portland, Oregon, Sewer
              Systems Revenue,
              Series 1994A,
              Prerefunded
              06/01/04 @ 101,
              6.250% 06/01/15.......  A1        A+        3,125
                                                       --------
                                                          5,246
                                                       --------
            PENNSYLVANIA -- 2.7%
   3,000    Beaver County,
              Pennsylvania,
              Industrial Development
              Authority, PCR
              Refunding,
              (Pennsylvania Power
              and Light
              Company - Beaver
              Valley Project) Series
              1995, (AMBAC Insured),
              6.000% 09/01/28.......  Aaa       AAA       3,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  3,480    Butler, Pennsylvania,
              Area School District,
              State Aid Withholding
              GO, Series 1997, (FGIC
              Insured), Prerefunded
              11/15/07 @ 44.73,
              5.550%+ 11/15/21......  Aaa       NR     $  1,036
   2,000    Lehigh County,
              Pennsylvania,
              Industrial Development
              Authority, PCR
              Refunding,
              (Pennsylvania Power
              and Light Company
              Project) Series 1992A,
              (MBIA Insured),
              6.400% 11/01/21.......  Aaa       AAA       2,110
   1,000    Monroeville,
              Pennsylvania, Hospital
              Authority, Hospital
              Revenue Refunding,
              (Forbes Health
              Systems - Allegheny
              University Medical
              Centers Project)
              Series 1995,
              5.750% 10/01/05.......  Ba3       B           975
   1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14.......  A3        NR        1,814
   3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23.......  A3        NR        3,246
   4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland
              Oil Inc. Project)
              Series 1993,
              5.700% 06/01/05.......  Baa1      NR        4,874
      15    Pittsburgh,
              Pennsylvania, Urban
              Redevelopment
              Authority, Revenue,
              (Home Improvement Loan
              Project) Series 1994A,
              5.650% 08/01/15.......  A         A            14
                                                       --------
                                                         17,107
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            RHODE ISLAND -- 0.5%
$  2,845    Rhode Island State,
              Consolidated Capital
              Development Loan GO,
              Series 1996A, (MBIA
              Insured),
              5.600% 08/01/10.......  Aaa       AAA    $  2,937
                                                       --------
            SOUTH CAROLINA -- 2.3%
   4,000    Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1999A,
              5.125% 02/01/12.......  A3        BBB+      3,733
   1,500    Greenville, South
              Carolina, Water
              Utility Improvement
              Waterworks Revenue,
              Series 1997,
              5.500% 02/01/22.......  Aa1       AA        1,433
   2,000    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue,
              (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16.......  Aa        AA        2,058
   2,000    Spartanburg County,
              South Carolina, Solid
              Waste Disposal
              Facilities Revenue,
              (BMW U.S. Capital
              Corporation Project)
              Series 1994, AMT,
              (GTY-AGMT),
              7.550% 11/01/24.......   NR       NR        2,191
   6,035    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24.......  A2        A+        5,705
                                                       --------
                                                         15,120
                                                       --------
            TENNESSEE -- 3.1%
   6,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.......  Baa1      NR        5,613
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24.......  A2        A         3,134

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  2,750    McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater Inc.
              Project) Series 1992,
              AMT,
              7.400% 12/01/22.......  Baa1      BBB    $  2,942
   1,000    Memphis, Tennessee, GO
              Refunding, Series
              1996,
              5.200% 11/01/10.......  Aa2       AA        1,004
   2,735    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.750% 09/01/12.......  Baa2      BBB       2,893
   2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.200% 01/01/13.......  Aaa       AAA       2,462
   2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer
              Systems Revenue
              Refunding, Series
              1996, (MBIA Insured),
              5.500% 01/01/14.......  Aaa       AAA       2,000
                                                       --------
                                                         20,048
                                                       --------
            TEXAS -- 10.2%
   4,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11.......  Baa2      BBB-      4,409
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991, (PSFG Insured),
              6.500% 08/15/03.......  Aaa       NR        2,145
   2,470    Beaumont, Texas,
              Independent School
              District, GO, Series
              1996, (PSFG Insured),
              5.000% 02/15/17.......  Aaa       AAA       2,255

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded 05/01/05 @
              102,
              6.000% 05/01/15.......  Aaa       AAA    $  1,667
   2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15.......  Aaa       AAA       2,133
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power
              Company Project)
              Series 1992B, (MBIA
              Insured),
              6.375% 04/01/12.......  Aaa       AAA       1,064
   2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996, (PSFG Insured),
              5.700% 02/15/17.......  Aaa       AAA       2,571
   1,275    Cypress-Fairbanks,
              Texas, Independent
              School District, GO,
              Series 1995, (PSFG
              Insured), Prerefunded
              02/15/05 @ 100,
              5.750% 02/15/16.......  Aaa       AAA       1,342
   4,805    Cypress-Fairbanks,
              Texas, Independent
              School District, GO,
              Unrefunded Balance,
              Series 1993A, (PSFG
              Insured),
              5.500% 02/15/11.......  Aaa       AAA       4,892
   1,750    Dallas County, Texas,
              GO, Series 1996,
              5.250% 08/15/16.......  Aaa       AAA       1,685
   1,075    Denton, Texas, Utility
              Systems Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.700% 12/01/10.......  Aaa       AAA       1,109
   2,000    Guadalupe Blanco River
              Authority, Texas,
              Revenue Refunding,
              (Standard Oil Company
              Project) Series 1983,
              6.550% 05/01/13.......  Aa3       AA+       2,107

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  3,290    Harris County, Texas, GO
              Revenue Refunding,
              (Toll Road Project)
              Sub Lien, Series 1991,
              6.750% 08/01/14.......  Aa2       AA     $  3,469
   3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11.......  Aaa       AAA       3,369
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project)
              Series 1997A, (MBIA
              Insured),
              4.875% 06/01/05.......  Aaa       AAA       4,006
   5,000    Houston, Texas, Airport
              Systems Revenue,
              Series 1998B, AMT,
              (FGIC Insured),
              5.000% 07/01/16.......  Aaa       AAA       4,505
   4,000    Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.800% 05/01/22.......  Aa2       AA        3,985
   1,500    Lubbock, Texas, Health
              Facilities Development
              Corporation, Revenue,
              (St. Joseph Health
              Systems Project)
              Series 1993,
              5.500% 07/01/14.......  Aa        AA        1,478
   5,000    Lubbock, Texas, Health
              Facilities Development
              Revenue, (St. Joseph
              Health Systems
              Project) Series 1998,
              5.000% 07/01/07.......  Aa3       AA        5,005
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11.......  Aaa       NR        2,228

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11.......  Aaa       AAA    $  3,928
   2,000    Texas City, Texas, IDR,
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20.......  A2        A         2,385
   5,000    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family Mortgage
              Revenue, Series
              1997A-3, AMT,
              (GNMA/FNMA COLL, MBIA
              Insured),
              5.800% 09/01/29.......  Aaa       AAA       4,881
                                                       --------
                                                         66,618
                                                       --------
            UTAH -- 2.7%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23.......  Aaa       AAA       1,929
   8,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc.
              Project) Series 1996,
              (MBIA Insured),
              5.000% 05/15/22.......  Aaa       AAA       7,270
   2,000    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15......  Aaa       AAA       2,697
   1,300    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded 02/01/04 @
              100,
              6.100% 02/01/14.......  Aaa       AAA       1,381
   4,000    Utah, Intermountain
              Power Agency, Power
              Supply Revenue, Series
              1985-1, Prerefunded
              07/01/00 @ 101,
              3.550%+ 07/01/00......  Aaa       AAA       3,924
                                                       --------
                                                         17,201
                                                       --------
            VERMONT -- 2.2%
  17,000    Vermont, Educational and
              Health Buildings,
              Financing Agency
              Revenue, (Middlebury
              College Project)
              Series 1999,
              5.000% 11/01/38.......  Aa3       AA       14,468
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            VIRGINIA -- 2.2%
$  2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18.......  A1        A      $  2,124
   2,830    Fairfax County,
              Virginia, Water
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.000% 04/01/22.......  Aa2       AA        2,902
   1,670    Fairfax County,
              Virginia, Water
              Authority, Water
              Revenue Refunding,
              Series 1992,
              Prerefunded 04/01/07 @
              102,
              6.000% 04/01/22.......  Aaa       AAA       1,822
   1,000    Norfolk, Virginia,
              Capital Improvement
              GO, Series 1997, (FGIC
              Insured),
              5.375% 06/01/15.......  Aaa       AAA         988
   1,750    University of Virginia,
              University General
              Revenue, Series 1993A,
              5.200% 06/01/12.......  Aa1       AA+       1,740
   3,000    Virginia State, GO
              Refunding, Series
              1996,
              5.000% 06/01/10.......  Aaa       AAA       3,001
   1,500    Virginia State, Public
              School Authority,
              Special Obligation
              Revenue, Series 1993,
              5.250% 07/15/09.......  Aaa       AAA       1,525
                                                       --------
                                                         14,102
                                                       --------
            WASHINGTON -- 7.9%
   5,000    Chelan County,
              Washington,
              Development
              Corporation PCR
              Refunding, (Alcoa,
              Inc. Project) Series
              1995,
              5.850% 12/01/31.......  A1        A+        4,992
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A, AMT,
              Mandatory Put 07/01/09
              @ 100,
              5.600% 07/01/32.......  Aa3       AA        2,222
   2,480    Clark County,
              Washington, Sewer
              Revenue, Series 1996,
              (MBIA Insured),
              5.800% 12/01/11.......  Aaa       AAA       2,578
   1,035    King County, Washington,
              Library Systems, GO,
              Series 1992,
              6.150% 12/01/10.......  Aa        AA-       1,100

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$  2,000    King County, Washington,
              School District No.
              415, GO, Series 1996,
              (FSA Insured),
              5.800% 06/01/13.......  Aaa       AAA    $  2,033
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17.......  Aa1       AA+       2,815
   7,150    Pierce County,
              Washington, Economic
              Development Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1993, AMT,
              5.800% 09/01/29.......  Baa2      BBB       6,666
   2,500    Port Camas/Washougal,
              Washington, Public
              Industrial
              Corporation, PCR
              Refunding, (James
              River Corporation of
              Virginia Project)
              Series 1993,
              6.700% 04/01/23          NR       BBB       2,557
   2,000    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10.......  Aa1       AA+       2,049
   2,000    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994, Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16.......  Aa2       AA        2,207
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series
              1993,
              5.500% 06/01/18.......  Aa2       AA        1,356
   3,500    Washington State, GO
              Refunding,
              Series 1991R-92A,
              6.500% 09/01/04.......  Aa1       AA+       3,668
   5,000    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15.......  Aa1       AA+       5,652
   3,000    Washington State, GO,
              Series 1992-93A,
              5.750% 10/01/12.......  Aa1       AA+       3,129
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05.......  Aaa       AAA       3,103

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$  5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (MBIA
              Insured),
              5.750% 07/01/11.......  Aaa       AAA    $  5,144
                                                       --------
                                                         51,271
                                                       --------
            WEST VIRGINIA -- 0.7%
   1,450    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/07.......  Aaa       AAA       1,633
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989,(FGIC Insured),
              6.850% 07/01/08.......  Aaa       AAA       1,766
   1,000    West Virginia
              University, State
              University Systems
              Revenue, (Marshall
              University Library)
              Series 1996, (AMBAC
              Insured),
              5.750% 04/01/16.......  Aaa       AAA       1,006
                                                       --------
                                                          4,405
                                                       --------
            WISCONSIN -- 1.2%
   4,000    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15.......  Baa2      NR        3,757
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08.......  Aa2       AA        1,061
   3,000    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora
              Health Care Inc.)
              Series 1999A,
              5.600% 02/15/29.......  NR        A-        2,655
                                                       --------
                                                          7,473
                                                       --------

PRINCIPAL
 AMOUNT                               MOODY'S   S&P     VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            WYOMING -- 0.4%
$  2,300    Campbell County,
              Wyoming, School
              District Number 001
              Gillette, GO, Series
              1996, (SCH BD GTY),
              5.550% 06/01/06.......  Aaa       AAA    $  2,387
                                                       --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $618,615).......................    631,262
                                                       --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 2.1%
            (Cost $13,802)
 13,802   AIM Tax-Exempt Fund.................      13,802
                                                  --------
          TOTAL INVESTMENTS
            (Cost $632,417*)...........  100.1%    645,064
                                                  --------
          OTHER ASSETS AND
            LIABILITIES (NET)..........   (0.1)%
          Cash................................    $      1
          Receivable for investment securities
            sold..............................          74
          Receivable for Fund shares sold.....         876
          Interest receivable.................      10,328
          Prepaid expenses....................           3
          Payable for Fund shares redeemed....      (1,062)
          Investment advisory fee payable.....        (165)
          Administration fee payable..........        (106)
          Shareholder servicing and
            distribution fees payable.........         (31)
          Distributions payable...............      (2,582)
          Payable for investment securities
            purchased.........................      (7,726)
          Accrued Trustees' fees and
            expenses..........................         (15)
          Accrued expenses and other
            liabilities.......................         (51)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).................        (456)
                                                  --------
          NET ASSETS...................  100.0%   $644,608
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                   VALUE
                                                   (000)
----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income............................    $    598
          Accumulated net realized loss on
            investments sold..................        (213)
          Net unrealized appreciation of
            investments.......................      12,647
          Paid-in capital.....................     631,576
                                                  --------
          NET ASSETS..........................    $644,608
                                                  ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($595,361,833 / 54,805,430 shares
            outstanding)......................      $10.86
                                                    ======

          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($36,113,008 / 3,324,981
            shares outstanding)...............      $10.86
                                                     =====

          Maximum sales charge................       4.75%
          Maximum offering price per share....      $11.40
          INVESTOR B SHARES:
          Net asset value and offering price
            per share**
            ($11,361,066 / 1,046,005 shares
            outstanding)......................      $10.86
                                                    ======

          INVESTOR C SHARES:
          Net asset value and offering price
            per share** ($1,772,185 / 163,130
            shares outstanding)...............      $10.86
                                                    ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $22,192 and gross depreciation of $9,545 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $632,417.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   14.02%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
    Pollution Control Revenue                                             24.32%
   Hospital Revenue                                                       10.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.2%
            CALIFORNIA -- 94.6%
 $1,465     ABAG Finance Authority for
              NonProfit Corporations,
              California, Certificates
              of Participation
              Refunding, (Episcopal
              Homes Foundation Project)
              Series 1998,
              4.625% 07/01/04..........  NR        A-     $  1,468
  1,000     ABAG Finance Corporation,
              California, Certificates
              of Participation, (ABAG
              XXVI Project) Series
              1992A,
              6.250% 06/01/11..........  NR        A         1,032
  2,515     Alameda County Water
              District, California,
              Revenue Certificates of
              Participation, (Water
              Systems Project) Series
              1995, (FGIC Insured),
              Prerefunded 06/01/04 @
              102,
              6.000% 06/01/15..........  Aaa       AAA       2,746
  3,000     Alameda County, California,
              Certificates of
              Participation, Refunding,
              (Santa Rita Jail Project)
              Series 1993, (MBIA
              Insured),
              5.700% 12/01/14..........  Aaa       AAA       3,049
  5,000     Beverly Hills, California,
              Public Financing
              Authority, Lease Revenue,
              (Capital Imports Project)
              Series 1998A,
              5.000% 06/01/23..........  Aa3       AA-       4,475
  1,185     Bodega Bay, California,
              Fire Protection District,
              Certificates of
              Participation, (Fire
              Station Project) Series
              1996,
              6.450% 10/01/31..........  NR        BBB-      1,216
  1,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Adventist
              Health Project) Series
              1991A, (MBIA Insured),
              7.000% 03/01/13..........  Aaa       AAA       1,050
  3,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Sutter Health
              Project) Series 1997C,
              (FSA Insured),
              5.125% 08/15/22..........  Aaa       AAA       2,749

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Adventist Health
              Systems/Sunbelt West
              Project) Series 1991B,
              (MBIA Insured),
              6.500% 03/01/07..........  Aaa       AAA    $  1,051
  2,500     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/07..........  Aaa       AAA       2,546
  2,000     California Housing Finance
              Agency, Home Mortgage
              Revenue, Series 1994F-3,
              AMT, (MBIA/FHA/VA
              Insured),
              6.100% 08/01/15..........  Aaa       AAA       2,030
  2,750     California Housing Finance
              Agency, Home Mortgage
              Revenue, Series 1997I,
              AMT, (MBIA Insured),
              5.650% 08/01/17..........  Aaa       AAA       2,707
  3,000     California Housing Finance
              Agency, Home Mortgage
              Revenue, Series 1997I,
              AMT, (MBIA Insured),
              5.750% 02/01/29..........  Aaa       AAA       2,921
  2,050     California Housing Finance
              Agency, Single-Family
              Mortgage Revenue, Series
              1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28..........  Aaa       AAA       1,906
  1,000     California Pollution
              Control Financing
              Authority, PCR, (Pacific
              Gas and Electric Company
              Project) Series 1992A,
              AMT,
              6.625% 06/01/09..........  A1        AA-       1,069
  1,000     California Pollution
              Control Financing
              Authority, PCR, (Southern
              California Edison Company
              Project) Series 1992B,
              AMT,
              6.400% 12/01/24..........  A1        A+        1,044
  4,500     California State,
              Department of Water
              Resources, Water Systems
              Revenue, (Center Valley
              Project) Series 1993L,
              5.700% 12/01/16..........  Aa2       AA        4,519
  2,000     California State,
              Department of Water
              Resources, Water Systems
              Revenue, (Center Valley
              Project) Series 1997S,
              5.000% 12/01/17..........  Aa2       AA        1,871

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,600     California State, GO,
              Series 1995, (FGIC-TCRS
              Insured),
              5.250% 10/01/17..........  Aaa       AAA    $  2,518
    210     California State, GO,
              Unrefunded Balance,
              Series 1994, (AMBAC-TCRS
              Insured),
              6.000% 05/01/12..........  Aaa       AAA         218
  7,970     California State, Public
              Works Board, Lease
              Revenue, (Department of
              Corrections State Prison
              Project) Series 1993E,
              5.500% 06/01/19..........  A1        A         7,745
  1,000     California, Pollution
              Control Financing
              Authority, PCR Refunding,
              (Shell Oil Company
              Project) Series 1991A,
              3.450% 10/01/09..........  Aa1       AAA       1,000
  3,000     California, Statewide
              Communities Development
              Authority, Revenue
              Certificates of
              Participation, (John
              Muir/Mount Diablo Health
              Systems Project) Series
              1997, (MBIA Insured),
              5.125% 08/15/17..........  Aaa       AAA       2,847
  1,000     Capital Area Development
              Authority, California,
              Lease Revenue, Series
              1992A, (MBIA Insured),
              6.500% 04/01/12..........  Aaa       AAA       1,063
  1,615     Central Valley Financing
              Authority, California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured),
              5.250% 07/01/12..........  Aaa       AAA       1,612
  3,000     Central Valley, California,
              Financing Authority
              Revenue, (Carson Ice
              Project) Series 1993,
              6.000% 07/01/09..........  NR        BBB       3,076
  1,280     Chino, California, Unified
              School District,
              Certificates of
              Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured),
              5.250%+ 09/01/14.........  Aaa       AAA       1,390

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,250     Del Mar, California, Race
              Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/06..........  NR        NR     $  1,297
  1,200     Del Mar, California, Race
              Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/08..........  NR        NR        1,238
  1,000     Del Mar, California, Race
              Track Authority, Revenue
              Refunding, Series 1996,
              6.200% 08/15/11..........  NR        NR        1,042
  3,000     East Bay Municipal
              Utilities District,
              California, Water Systems
              Revenue Refunding, Series
              1996, (FGIC Insured),
              5.000% 06/01/16..........  Aaa       AAA       2,847
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12..........  Aaa       AAA       1,152
  1,500     Elsinore Valley Municipal
              Water District,
              California, Certificates
              of Participation
              Refunding, Series 1992A,
              (FGIC Insured),
              6.000% 07/01/12..........  Aaa       AAA       1,625
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment Project)
              Series 1993A,
              6.500% 05/01/21..........  NR        A-          961
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18..........  Aaa       AAA       1,526
  1,000     Foothill/Eastern Corridor
              Agency, California, Toll
              Road Revenue Refunding,
              Series 1999,
              5.750% 01/15/40..........  Baa3      BBB-        950
  2,000     Foothill/Eastern Corridor
              Agency, California, Toll
              Road Revenue Refunding,
              Series 1999, (MBIA
              Insured), 5.125%
              01/15/15.................  Aaa       AAA       1,933
  3,000     Foothill/Eastern Corridor
              Agency, California, Toll
              Road Revenue, Sr. Lien,
              Series 1995A, Prerefunded
              01/01/10 @ 100,
              6.000% 01/01/16..........  Baa3      BBB-      3,268

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,965     Fremont, California, Public
              Financing Authority
              Revenue, (Local
              Improvement District 39R
              Project) Series 1996,
              6.000% 09/01/11..........  NR        NR     $  1,995
  5,000     Fresno, California, Sewer
              Revenue, Series 1993A-1,
              (AMBAC Insured),
              6.250% 09/01/14..........  Aaa       AAA       5,496
  1,000     Industry California Urban
              Development Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3,
              6.900% 11/01/16..........  NR        A-        1,058
  2,000     Inland Empire, California,
              Solid Waste Authority,
              Revenue, (Landfill
              Improvement Financing
              Project) Series 1996B,
              AMT, (FSA Insured),
              6.250% 08/01/11..........  Aaa       AAA       2,147
    900     Irvine Ranch, California,
              Water District Numbers
              102, 103, 105, 106,
              Revenue, GO, Series 1995,
              3.500% 09/01/06..........  Aa3       AA-         900
  2,000     Irvine Ranch, California,
              Water District, Revenue,
              Series 1985, (Landesbank
              Hessen-Thrgnexp LOC),
              3.500% 10/01/00..........  NR        AAA       2,000
    595     Irvine, California, Special
              Assessment Improvement
              Bond Act 1915,
              (Assessment District No.
              89 Project) Series
              1990-10, (National
              Westminster LOC),
              3.500% 09/02/15..........  Aa2       AA          595
  4,000     Long Beach, California,
              Harbor Revenue, Series
              1995, AMT, (MBIA
              Insured),
              5.375% 05/15/20..........  Aaa       AAA       3,797
  1,500     Los Angeles County,
              California, Sanitation
              Districts Financing
              Authority, Revenue,
              (Capital Projects) Series
              1993A,
              5.375% 10/01/13..........  Aa        AA        1,507
  2,500     Los Angeles County,
              California,
              Transportation
              Commission, Sales Tax
              Revenue, Refunding,
              Series 1991B,
              6.500% 07/01/13..........  A1        AA-       2,620

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Los Angeles, California,
              Convention and Exhibition
              Center Authority, Lease
              Revenue, Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              6.000% 08/15/10..........  Aaa       AAA    $  3,273
  2,000     Los Angeles, California,
              Department of Water and
              Power, Waterworks Revenue
              Refunding, Series 1993,
              5.750% 04/15/12..........  Aa3       AA        2,047
  2,000     Los Angeles, California,
              GO, Series 1999B,
              5.250% 09/01/14..........  Aa2       AA        1,973
  2,000     Los Angeles, California,
              Harbor Development
              Revenue, Series 1995B,
              AMT,
              6.625% 08/01/25..........  Aa3       AA        2,130
  3,750     Los Angeles, California,
              Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29..........  Aaa       AAA       3,485
  2,000     Manhattan Beach,
              California, Unified
              School District,
              Certificates of
              Participation, Series
              1995B, (MBIA Insured),
              .000%+ 08/01/20..........  Aaa       AAA       2,040
  3,000     Metropolitan Water District
              of Southern California,
              Waterworks Revenue
              Refunding, Series 1993A,
              5.750% 07/01/21..........  Aa2       AA        3,063
  1,000     Natomas, California,
              Unified School District,
              GO, Series 1993A, (MBIA
              Insured),
              5.750% 09/01/17..........  Aaa       AAA       1,013
  2,000     Northern California,
              Transmission Revenue,
              (California-Oregon
              Transmission Project)
              Series 1992A, (MBIA
              Insured),
              6.250% 05/01/10..........  Aaa       AAA       2,124
  2,500     Northridge Water District,
              California, Revenue
              Certificates of
              Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18..........  Aaa       AAA       2,406

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Oakland, California, State
              Building Authority, Lease
              Revenue, (Elihu M. Harris
              Project) Series 1998A,
              (AMBAC Insured),
              5.000% 04/01/17..........  Aaa       AAA    $    935
  2,500     Orange County, California,
              Airport Revenue
              Refunding, Series 1997,
              AMT, (MBIA Insured),
              5.500% 07/01/10..........  Aaa       AAA       2,586
  2,500     Pasadena, California,
              Community Development
              Commission, Multi-Family
              Housing Revenue, (Civic
              Center Project) Series
              1991A, AMT, (FSA
              Insured),
              6.400% 12/01/12..........  Aaa       AAA       2,586
  5,000     Port Oakland, California,
              Port Revenue Refunding,
              Series 1997H, AMT, (MBIA
              Insured),
              5.500% 11/01/15..........  Aaa       AAA       4,978
  2,500     Poway, California,
              Certificates of
              Participation Refunding,
              (Poinsettia Mobilehome
              Park Project) Series
              1992, (FSA Insured),
              6.375% 06/01/18..........  Aaa       AAA       2,628
  1,000     Rancho, California, Water
              District Financing
              Authority, Revenue,
              Series 1991, (AMBAC
              Insured),
              6.400% 08/15/04..........  Aaa       AAA       1,054
  2,000     Rancho, California, Water
              District, Financing
              Authority, Revenue
              Refunding, Series 1995,
              (FGIC Insured),
              5.900% 11/01/15..........  Aaa       AAA       2,064
  2,900     Sacramento, California,
              Power Authority Revenue,
              (Cogeneration Project)
              Series 1995,
              5.875% 07/01/15..........  NR        BBB-      2,892
  2,000     San Diego, California,
              Convention Center
              Expansion Financing
              Authority, Lease Revenue,
              Series 1998A, (AMBAC
              Insured),
              4.750% 04/01/28..........  Aaa       AAA       1,702
  2,000     San Diego, California,
              Special Tax, Community
              Facilities District No.
              1, Series 1995B,
              Prerefunded 09/01/05 @
              102,
              7.000% 09/01/15..........  CON       NR        2,300

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  280     San Francisco City and
              County Airports
              Commission, California,
              International Airport
              Revenue, Series 1993-2,
              (MBIA Insured),
              Prerefunded 05/01/03 @
              102,
              6.750% 05/01/13..........  Aaa       AAA    $    309
  1,450     San Francisco City and
              County Airports
              Commission, California,
              International Airport
              Revenue, Series 1993-2,
              Unrefunded Balance, (MBIA
              Insured),
              6.750% 05/01/13..........  Aaa       AAA       1,572
    610     San Francisco, California,
              Bay Area Rapid Transit
              District, Sales Tax
              Revenue, Unrefunded
              Balance, Series 1995,
              (FGIC Insured),
              5.500% 07/01/20..........  Aaa       AAA         598
  3,000     San Francisco, California,
              City and County Airport
              Commission, International
              Airport Revenue, Series
              1996-2-10A, AMT, (MBIA
              Insured),
              5.700% 05/01/26..........  Aaa       AAA       2,935
  1,000     San Francisco, California,
              State Building Authority,
              Lease Revenue, (General
              Services Department
              Project) Series 1993A,
              (MBIA-IBC Insured),
              5.000% 10/01/08..........  Aaa       AAA       1,021
  1,750     San Joaquin County,
              California, Certificates
              of Participation,
              (Capital Facilities
              Project) Series 1993,
              (MBIA Insured),
              5.500% 11/15/13..........  Aaa       AAA       1,798
  3,000     San Joaquin Hills,
              California,
              Transportation Corridor
              Agency, Toll Road
              Revenue, Refunding,
              Capital Appreciation,
              Series 1997A,
              2.850%+ 01/15/16.........  Baa3      BBB-      1,892
  3,670     San Jose Redevelopment
              Agency, California, Tax
              Allocation, (Merged Area
              Redevelopment Project)
              Series 1993, (MBIA
              Insured),
              6.000% 08/01/15..........  Aaa       AAA       3,922

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     San Jose, California,
              Financing Authority
              Revenue, (Convention
              Center Refunding Project)
              Series 1993C,
              6.400% 09/01/17..........  A1        A+     $  3,133
  2,000     San Mateo County,
              California, JT Powers
              Authority, Lease Revenue,
              (Capital Project) Series
              1997A, (FSA Insured),
              5.125% 07/15/32..........  Aaa       AAA       1,799
  1,130     Santa Ana, California,
              Financing Authority,
              Lease Revenue, (Police
              Administration and
              Holding Facilities
              Project) Series 1994A,
              (MBIA Insured),
              5.625% 07/01/09..........  Aaa       AAA       1,182
  1,295     Scotts Valley, California,
              Unified School District,
              Series 1997B, (FGIC
              Insured),
              5.375% 08/01/17..........  Aaa       NR        1,275
  1,000     Southern California Rapid
              Transit District,
              Certificates of
              Participation, (Workers
              Compensation Fund
              Project) Series 1990,
              (MBIA Insured),
              6.000% 07/01/10..........  Aaa       AAA       1,047
  1,000     Southern California, Public
              Power Authority, Power
              Revenue, Series 1989,
              6.750% 07/01/13..........  A         A         1,129
  1,370     Thousand Oaks Redevelopment
              Agency, California, Tax
              Allocation Refunding,
              (Thousand Oaks Boulevard
              Redevelopment Project)
              Series 1995, (MBIA
              Insured),
              5.250% 12/01/08..........  Aaa       AAA       1,420
 $1,290     Thousand Oaks, California,
              Redevelopment Agency, Tax
              Allocation, Refunding,
              (Thousand Oaks Boulevard
              Redevelopment Project)
              Series 1995, (MBIA
              Insured),
              5.400% 12/01/09..........  Aaa       AAA    $  1,340
  1,250     Union City, California,
              Community Redevelopment
              Agency, Tax Allocation,
              (Community Redevelopment
              Project) Series 1993,
              (AMBAC Insured),
              5.850% 10/01/23..........  Aaa       AAA       1,259

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
  5,000     University of California,
              Hospital Revenue,
              (University of California
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.750% 07/01/24..........  Aaa       AAA       5,002
  3,000     University of California,
              Hospital Revenue,
              (University of California
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 07/01/26..........  Aaa       AAA       3,041
  3,000     West Covina, California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion Plaza
              Project) Series 1996,
              6.000% 09/01/17..........  NR        A         3,096
  1,025     Westwood, California,
              Unified School District,
              GO, Series 1996,
              6.500% 08/01/21..........  NR        BBB       1,075
                                                          --------
                                                           187,996
                                                          --------
            PUERTO RICO -- 2.6%
 $5,000     Puerto Rico, Electric Power
              Authority, Revenue,
              6.000% 07/01/14..........  Baa1      BBB+   $  5,139
                                                          --------

            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $188,749)..........................    193,135
                                                          --------
         TOTAL INVESTMENTS
           (Cost $188,749*)...............   97.2%   193,135
                                                    --------
         OTHER ASSETS AND
           LIABILITIES (NET)..............    2.8%
         Cash....................................   $    298
         Receivable for investment securities
           sold..................................      3,217
         Receivable for Fund shares sold.........        503
         Interest receivable.....................      2,827
         Payable for Fund shares redeemed........       (289)
         Investment advisory fee payable.........        (43)
         Administration fee payable..............        (33)
         Shareholder servicing and distribution
           fees payable..........................        (39)
         Distributions payable...................       (759)
         Accrued Trustees' fees and expenses.....         (5)
         Accrued expenses and other
           liabilities...........................       (144)
                                                    --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET).....................      5,533
                                                    --------
         NET ASSETS.......................  100.0%  $198,668
                                                    ========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
                                                     (000)
------------------------------------------------------------
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    292
         Accumulated net realized gain on
           investments sold......................      1,072
         Net unrealized appreciation of
           investments...........................      4,386
         Paid-in capital.........................    192,918
                                                    --------
         NET ASSETS..............................   $198,668
                                                    ========
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($18,288,243 / 2,553,277 shares
           outstanding)..........................      $7.16
                                                       =====
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($176,889,670 / 24,664,309
           shares outstanding)...................      $7.17
                                                       =====
         Maximum sales charge....................      4.75%
         Maximum offering price per share........      $7.53
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($3,244,913 / 452,393 shares
           outstanding)..........................      $7.17
                                                       =====
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($244,727 / 34,219 shares
           outstanding)..........................      $7.15
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $6,189 and gross depreciation of $1,803 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $188,749.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   25.95%
   AMBAC                                                                  13.15%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Water Revenue                                                          16.38%
   Transportation Revenue                                                 11.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.6%
            FLORIDA -- 95.6%
 $  2,000   Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at the
              University of Florida
              Project) Series 1992,
              (MBIA Insured),
              6.100% 12/01/05.........  Aaa       AAA    $  2,094
    3,375   Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12.........  A3        BBB+      3,218
    1,000   Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.000% 10/01/05.........  Aaa       AAA       1,018
    2,000   Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.450% 10/01/12.........  Aaa       AAA       2,016
    2,000   Boca Raton, Florida, Water
              and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04.........  Aa2       AA-       2,081
    1,000   Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06.........  Aaa       AAA       1,081
    1,000   Broward County, Florida,
              Gas Tax Revenue, Series
              1991, Prerefunded
              09/01/01 @ 101,
              6.400% 09/01/03.........  A1        AA-       1,051
    2,000   Broward County, Florida,
              GO Refunding, Series
              1992C,
              5.600% 01/01/01.........  Aa2       AA        2,037
    3,000   Broward County, Florida,
              GO Refunding, Series
              1992C,
              6.200% 01/01/07.........  Aa2       AA        3,165
    2,000   Broward County, Florida,
              School District, GO
              Refunding, Series 1992,
              6.000% 02/15/07.........  A1        AA-       2,104
    2,000   Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04.........  Aaa       AAA       2,086

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,000   Citrus County, Florida,
              PCR Refunding, (Crystal
              River Power
              Plant - Florida Power
              Corporation Project)
              Series 1992B,
              6.350% 02/01/22.........  A1        A+     $  1,050
    2,275   Clearwater, Florida, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1998, (FGIC
              Insured),
              5.520%+ 12/01/11........  Aaa       AAA       1,173
    1,000   Clearwater, Florida, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1998, (FGIC
              Insured),
              5.730%+ 12/01/13........  Aaa       AAA         449
    3,000   Clearwater, Florida, Water
              and Sewer Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.000% 12/01/02.........  Aaa       AAA       3,069
    1,000   Collier County, Florida,
              Water and Sewer District
              Revenue, Series 1992,
              (FGIC Insured),
              6.375% 07/01/10.........  Aaa       AAA       1,072
    1,650   Dade County, Florida
              School District, GO
              Refunding, Series 1993,
              (AMBAC Insured),
              5.000% 07/15/01.........  Aaa       AAA       1,676
    1,000   Dade County, Florida,
              Aviation Facility
              Revenue Refunding,
              Series 1994B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05.........  Aaa       AAA       1,086
    3,650   Dade County, Florida,
              Aviation Revenue, (Miami
              International Airport
              Project) Series 1997B,
              AMT, (FSA Insured),
              5.000% 10/01/06.........  Aaa       AAA       3,693
    3,000   Dade County, Florida,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.000% 10/01/00.........  Aaa       AAA       3,036
    2,000   Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series 1993A,
              (AMBAC Insured),
              5.000% 10/01/02.........  Aaa       AAA       2,044
    1,000   Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series 1993A,
              (AMBAC Insured),
              5.000% 10/01/03.........  Aaa       AAA       1,024

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,565   Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03.........  NR        BBB    $  1,595
    1,900   Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04.........  NR        BBB       1,942
    1,880   Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02.........  NR        AAA       1,934
    7,135   Escambia County, Florida,
              Health Facilities
              Revenue, (Charity
              Obligation Group
              Project) Series 1998C,
              5.000% 11/01/18.........  Aa2       AA+       6,420
    3,600   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30.........  Baa1      NR        3,652
    1,700   Escambia County, Florida,
              Utilities Authority
              Systems Revenue, Series
              1996, (FGIC Insured),
              5.625% 01/01/21.........  Aaa       AAA       1,682
    1,500   Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1989A,
              7.250% 06/01/23.........  Aa2       AA+       1,557
    1,450   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO Refunding, Series
              1992,
              5.500% 06/01/01.........  Aa2       AA+       1,483
    1,000   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO Refunding, Series
              1993A,
              5.000% 06/01/08.........  Aa2       AA+       1,007
    1,000   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO, Series 1992C,
              Prerefunded 06/01/02 @
              101,
              6.500% 06/01/11.........  Aaa       AA+       1,065

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  4,000   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO, Series 1993D,
              5.200% 06/01/11.........  Aa2       AA+    $  4,007
    1,500   Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26.........  Aa2       AA+       1,429
    3,000   Florida State, Division of
              Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
              Resources - Preservation
              2000 Project) Series
              1991A, (AMBAC Insured),
              6.250% 07/01/01.........  Aaa       AAA       3,106
    2,000   Florida State, Division of
              Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
              Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC Insured),
              5.800% 07/01/01.........  Aaa       AAA       2,056
    1,000   Florida State, Division of
              Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
              Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC Insured),
              Prerefunded 07/01/02 @
              101,
              6.250% 07/01/06.........  Aaa       AAA       1,060
    1,000   Florida State, Division of
              Bond Financing,
              Department of General
              Services, Revenue
              Refunding, Florida
              Facilities Pool, Series
              1993, (AMBAC Insured),
              4.800% 09/01/01.........  Aaa       AAA       1,013
    1,805   Florida State,
              Jacksonville
              Transportation
              Authority, GO Refunding,
              Senior Lien, Series
              1997,
              6.000% 07/01/05.........  Aa        AA+       1,932
    2,000   Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03.........  Aaa       AAA       2,134
 $  3,200   Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992D, (AMBAC
              Insured),
              5.450% 10/01/01.........  Aaa       AAA    $  3,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  2,000   Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992D, (AMBAC
              Insured),
              5.600% 10/01/02.........  Aaa       AAA    $  2,075
    4,000   Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03 @
              100,
              7.000% 12/01/24.........  NR        BBB+      4,273
    1,000   Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26.........  NR        BBB+      1,042
    1,160   Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05.........  NR        BBB+      1,188
    1,000   Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15.........  NR        BBB+      1,038
    2,345   Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 07/01/11.........  Aaa       AAA       2,229
    3,000   Florida, Orlando and
              Orange County Expressway
              Authority, Revenue
              Refunding, Senior Lien,
              Series 1993, (AMBAC
              Insured),
              5.000% 07/01/03.........  Aaa       AAA       3,067
    1,000   Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16.........  Aaa       AAA         960
    1,000   Gainesville, Florida,
              Utility Systems Revenue,
              Series 1996A,
              5.750% 10/01/07.........  Aa3       AA        1,062

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,375   Hialeah, Florida, Capital
              Improvement Revenue,
              Series 1993,
              5.500% 10/01/18.........  Baa1      NR     $  1,268
    3,170   Hillsborough County,
              Florida, Aviation
              Authority Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07.........  Aaa       AAA       3,344
    1,000   Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11.........  Aaa       AAA         985
    2,640   Hillsborough County,
              Florida, Environmentally
              Sensitive Lands, Series
              1992, (AMBAC Insured),
              6.250% 07/01/06.........  Aaa       AAA       2,823
    3,500   Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22.........  Aa3       AA        3,855
    1,500   Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/03.........  Aaa       AAA       1,531
    1,800   Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/04.........  Aaa       AAA       1,839
    1,750   Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.100% 04/01/05.........  Aaa       AAA       1,793
    1,000   Indian River County,
              Florida, Water and Sewer
              Revenue Refunding,
              Series 1993A, (FGIC
              Insured),
              5.200% 09/01/05.........  Aaa       AAA       1,030
    1,000   Jacksonville Beach,
              Florida, Utilities
              Revenue, Series 1991,
              (MBIA Insured),
              Prerefunded 10/01/01 @
              102,
              6.500% 10/01/12.........  Aaa       AAA       1,064
    2,000   Jacksonville, Florida,
              Electric Systems
              Authority, Revenue
              Refunding, (St. Johns
              River Project) Series
              1995-6C-2,
              6.400% 10/01/00.........  Aa1       AA        2,051
 $  1,000   Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02.........  Aa3       AA     $  1,026

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,000   Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series 1995A,
              (FGIC Insured),
              5.000% 10/01/09.........  Aaa       AAA    $  1,003
    1,000   Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Daughters of Charity
              Project) Series 1993A,
              5.000% 11/15/15.........  Aa2       AA+         920
    1,375   Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding, (St.
              Lukes Hospital
              Association Project)
              Series 1991,
              6.750% 11/15/02.........  NR        AA+       1,465
    4,200   Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18.........  Aa2       AA+       3,997
    2,000   Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04.........  A1        AA-       2,103
    1,000   Leon County, Florida,
              School District, GO
              Refunding, Series 1991,
              6.200% 07/01/04.........  A1        A+        1,036
    2,025   Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11.........  A2        NR        1,958
    1,500   Miami Beach, Florida, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03.........  Aaa       AAA       1,549
    2,000   Miami, Florida, GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.600% 12/01/03.........  Aaa       AAA       2,091
    3,500   Miami-Dade County,
              Florida, Aviation
              Revenue, AMT, Series
              1998C, (MBIA Insured),
              5.250% 10/01/15.........  Aaa       AAA       3,308
    3,000   Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/23.........  Aaa       AAA       2,642

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  2,000   Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/28.........  Aaa       AAA    $  1,737
    1,000   Naples, Florida, Water and
              Sewer Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.400% 09/01/07.........  Aaa       AAA       1,070
    3,000   North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1992, (MBIA
              Insured), Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/06.........  Aaa       AAA       3,182
    2,000   Orange County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Orlando
              Regional Healthcare
              Project) Series 1993A,
              (MBIA Insured),
              5.400% 11/01/02.........  Aaa       AAA       2,063
    2,000   Orange County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Orlando
              Regional Healthcare
              Project) Series 1996A,
              (MBIA Insured),
              6.250% 10/01/16.........  Aaa       AAA       2,153
    1,375   Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05.........  NR        BBB       1,433
    3,000   Orange County, Florida,
              Health Facilities,
              Authority, Hospital
              Revenue, (Orlando
              Regional Healthcare
              Project) Series 1993B,
              (MBIA Insured),
              4.400% 10/01/02.........  Aaa       AAA       3,009
    2,455   Orange County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue, Series
              1999L, AMT,
              5.650% 12/01/17.........  A3        NR        2,355
    1,720   Orange County, Florida,
              Housing Finance
              Authority, Single-Family
              Mortgage Revenue, Series
              1997A, AMT, (GNMA/FNMA
              COLL),
              5.900% 09/01/19.........  NR        AAA       1,737
 $  2,000   Orlando and Orange County,
              Florida, Expressway
              Authority, Revenue,
              Junior Lien, Series
              1990, (FGIC Insured),
              6.500% 07/01/10.........  Aaa       AAA    $  2,238

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,000   Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue
              Refunding, Series 1997,
              AMT, (FGIC Insured),
              5.125% 10/01/12.........  Aaa       AAA    $    969
    3,000   Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03.........  Aa1       AA        3,136
    2,000   Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              5.400% 10/01/08.........  Aa2       AA-       2,050
    2,000   Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11.........  Aa2       AA        2,074
    1,250   Palm Beach County,
              Florida, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.600% 10/01/11.........  NR        NR        1,330
    1,750   Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03.........  Aa2       AA        1,913
    1,300   Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04.........  Aa2       AA        1,448
    1,000   Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health System
              Project) Series 1993,
              6.100% 10/01/05.........  Aaa       A+        1,072
    4,400   Palm Beach County,
              Florida, Housing Finance
              Authority, Single-Family
              Mortgage Revenue
              Refunding, Series 1999A,
              AMT, (GNMA/FNMA COLL),
              4.850% 04/01/32.........  Aaa       NR        4,304
    2,000   Palm Beach County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 08/01/06.........  Aaa       AAA       2,097
    2,000   Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16.........  Aaa       AAA       1,921

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,250   Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue, Series
              1992, (FGIC Insured),
              6.250% 09/01/07.........  Aaa       AAA    $  1,348
    1,400   Pinellas County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Morton Plant
              Hospital Association
              Project) Series 1993,
              (MBIA Insured),
              4.900% 11/15/02.........  Aaa       AAA       1,425
    1,000   Pinellas County, Florida,
              PCR Refunding, (Anclote
              and Barton Power
              Plants - Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14.........  A1        A+        1,058
    2,000   Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.600% 10/01/00.........  Aaa       AAA       2,055
    2,500   Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.800% 10/01/02.........  Aaa       AAA       2,617
    1,690   Reedy Creek, Florida,
              Improvement District,
              Revenue, Unrefunded
              Balance, Series 1991A,
              6.400% 06/01/07.........  A1        A+        1,757
    1,010   Reedy Creek, Florida,
              Improvement District,
              Series 1991A,
              Prerefunded 06/01/01 @
              101,
              6.400% 06/01/07.........  A1        A+        1,056
    1,200   Sarasota County, Florida,
              GO Refunding, Series
              1992, (FGIC Insured),
              6.100% 10/01/02.........  Aaa       AAA       1,263
    1,650   Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project) Series
              1997B, (MBIA Insured),
              5.000% 10/01/07.........  Aaa       NR        1,666
    1,750   Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project) Series
              1998B, (MBIA Insured),
              5.250% 07/01/11.........  Aaa       AAA       1,754
 $  1,000   Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02.........  Aaa       AAA    $  1,050

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       48

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  2,100   Seminole County, Florida,
              School District, GO
              Refunding, Series 1992,
              (MBIA Insured),
              5.900% 08/01/02.........  Aaa       AAA    $  2,194
      850   St. Johns County, Florida,
              Industrial Development
              Authority, Revenue,
              (Flagler Hospital, Inc.
              Project) Series 1992,
              5.700% 08/01/02.........  A2        A-          873
      945   St. Johns County, Florida,
              Industrial Development
              Authority, Revenue,
              (Flagler Hospital, Inc.
              Project) Series 1992,
              6.000% 08/01/08.........  A2        A-          972
    2,000   St. Lucie County, Florida,
              School District, GO
              Refunding, Series 1992,
              (AMBAC Insured),
              6.000% 07/01/03.........  Aaa       AAA       2,113
    1,000   St. Lucie County, Florida,
              School District, GO,
              Series 1997, (FGIC
              Insured),
              5.875% 02/01/07.........  Aaa       AAA       1,066
    2,000   St. Petersburg, Florida,
              Utility Tax Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.000% 06/01/05.........  Aaa       AAA       2,111
    1,000   Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Medical Center Project)
              Series 1992B, (MBIA
              Insured),
              5.750% 12/01/04.........  Aaa       AAA       1,054
    1,000   Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992A,
              (MBIA Insured),
              5.750% 12/01/04.........  Aaa       AAA       1,054
    1,000   Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Project)
              Series 1999A,
              4.875% 07/01/13.........  A3        A           900

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  2,000   Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project) Series 1998A-1,
              (MBIA Insured),
              4.875% 11/15/15.........  Aaa       AAA    $  1,802
    3,170   Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07.........  Aaa       AAA       3,402
    1,000   Tampa, Florida, Water and
              Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02.........  Aaa       AAA       1,022
    1,025   Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02.........  Aaa       NR        1,054
    1,000   Venice, Florida,
              Stormwater and Drain
              Revenue, Series 1996,
              (AMBAC Insured),
              5.600% 05/01/16.........  Aaa       AAA       1,001
                                                         --------
                                                          226,251
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES (Cost $223,325).........    226,251
                                                         --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 1.8%
           (Cost $4,342)
 4,342   AIM Tax-Exempt Fund.....................      4,342
                                                    --------
         TOTAL INVESTMENTS
           (Cost $227,667*)...............   97.4%   230,593
                                                    --------
         OTHER ASSETS AND
           LIABILITIES (NET)..............    2.6%
         Receivable for investment securities
           sold..................................   $  2,835
         Interest receivable.....................      4,496
         Prepaid expenses........................          5
         Payable for Fund shares redeemed........        (26)
         Investment advisory fee payable.........        (37)
         Administration fee payable..............        (39)
         Shareholder servicing and distribution
           fees payable..........................        (19)
         Distributions payable...................       (933)
         Accrued Trustees' fees and expenses.....        (14)
         Accrued expenses and other
           liabilities...........................        (68)
                                                    --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................      6,200
                                                    --------
         NET ASSETS.......................  100.0%  $236,793
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                     VALUE
------------------------------------------------------------
         NET ASSETS CONSIST OF:
         Accumulated net realized loss on
           investments sold......................   $ (1,223)
         Net unrealized appreciation of
           investments...........................      2,926
         Paid-in capital.........................    235,090
                                                    --------
         NET ASSETS..............................   $236,793
                                                    ========
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($219,576,402 / 21,134,468 shares
           outstanding)..........................     $10.39
                                                      ------
                                                      ------
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($11,448,215 / 1,102,758 shares
           outstanding)..........................     $10.38
                                                      ------
                                                      ------
         Maximum sales charge....................      3.25%
         Maximum offering price per share........     $10.73
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($4,624,550 / 445,102 shares
           outstanding)..........................     $10.39
                                                      ------
                                                      ------
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($1,143,872 / 110,069 shares
           outstanding)..........................     $10.39
                                                      ------
                                                      ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $6,030 and gross depreciation of $3,104 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $227,667.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   20.47%
   AMBAC                                                                  17.34%
   FGIC                                                                   10.66%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Hospital Revenue                                                       17.76%
   Transportation Revenue                                                 13.80%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.9%
            FLORIDA -- 86.0%
 $    940   Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09.........  Baa1      AAA    $    986
    1,000   Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic Project)
              Series 1996A, (MBIA
              Insured),
              5.000% 12/01/04.........  Aaa       AAA       1,022
    1,000   Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12.........  A3        BBB+        954
    2,550   Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional Medical
              Center, Inc. Project)
              Series 1996, (MBIA
              Insured),
              5.625% 10/01/14.........  Aaa       AAA       2,564
    1,000   Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series 1996B,
              (FGIC Insured),
              5.700% 06/01/13.........  Aaa       AAA       1,015
    2,250   Charlotte County, Florida,
              Utility Revenue
              Refunding, Series 1996A,
              (FGIC Insured),
              5.625% 10/01/16.........  Aaa       AAA       2,257
    1,000   Citrus County, Florida,
              PCR Refunding, (Crystal
              River Power
              Plant - Florida Power
              Corporation Project)
              Series 1992B,
              6.350% 02/01/22.........  A1        A+        1,050
      700   Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              6.250% 12/01/07.........  NR        BBB+        731
      700   Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              6.375% 12/01/08.........  NR        BBB+        735

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  5,175   Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              7.000% 12/01/19.........  NR        BBB+   $  5,548
    2,500   Dade County, Florida,
              Aviation Revenue, Series
              1996A, AMT, (MBIA
              Insured),
              5.750% 10/01/12.........  Aaa       AAA       2,556
    1,000   Dade County, Florida,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.125% 06/01/14.........  Aaa       AAA       1,085
    1,500   Dade County, Florida,
              Water and Sewer System
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.000% 10/01/13.........  Aaa       AAA       1,442
    4,000   Escambia County, Florida,
              Health Facilities
              Revenue, (Charity
              Obligation Group
              Project) Series 1998C,
              5.000% 11/01/28.........  Aa2       AA+       3,467
    1,000   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1994, AMT,
              6.900% 08/01/22.........  Baa1      BBB       1,064
    1,000   Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT, 6.400%
              09/01/30................  Baa1      NR        1,015
    1,000   Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1989A,
              7.250% 06/01/23.........  Aa2       AA+       1,038
    1,000   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO Refunding, Series
              1993A,
              5.000% 06/01/08.........  Aa2       AA+       1,007
    2,500   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO, Series 1996A,
              5.250% 06/01/16.........  Aa2       AA+       2,403
    3,000   Florida State, Board of
              Education, Public
              Education Capital Outlay
              GO, Series 1996A,
              5.000% 06/01/18.........  Aa2       AA+       2,738

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,000   Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26.........  Aa2       AA+    $    953
    1,000   Florida State,
              Jacksonville
              Transportation GO
              Refunding, Senior Lien,
              Series 1997,
              5.000% 07/01/19.........  Aa        AA+         908
    1,500   Florida State, Municipal
              Power Agency, Revenue
              Refunding, (St. Lucie
              Project) Series 1992,
              (FGIC Insured),
              5.250% 10/01/21.........  Aaa       AAA       1,405
    1,000   Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03 @
              100,
              7.000% 12/01/24.........  NR        BBB+      1,069
      500   Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.500% 11/01/25.........  NR        BBB+        519
    2,990   Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1997-2,
              AMT, (MBIA Insured),
              5.750% 07/01/14.........  Aaa       AAA       2,999
      715   Florida, Housing Finance
              Agency, Single-Family
              Mortgage Revenue, Series
              1994B, AMT, (GNMA/FNMA
              COLL),
              6.550% 07/01/17.........  Aaa       AAA         735
    1,705   Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 01/01/11.........  Aaa       AAA       1,629
    3,000   Gainesville, Florida,
              Utility Systems Revenue,
              Series 1992B,
              6.500% 10/01/11.........  Aa3       AA        3,365
    2,000   Hillsborough County,
              Florida, Aviation
              Authority Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997B,
              (AMBAC Insured),
              5.125% 10/01/17.........  Aaa       AAA       1,861

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  1,000   Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22.........  Aa3       AA     $  1,101
    1,000   Hillsborough County,
              Florida, Utilities
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.500% 08/01/12.........  Aaa       AAA       1,007
    1,500   Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Daughters of Charity
              Project) Series 1993A,
              5.000% 11/15/15.........  Aa2       AA+       1,380
    5,000   Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.650% 10/01/14.........  Aaa       AAA       5,062
    5,000   Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.375% 10/01/18.........  Aaa       AAA       4,806
    2,430   Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 10/01/17.........  Aaa       AAA       2,305
    3,000   Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown Cogeneration
              Project) Series 1994A,
              AMT,
              7.875% 12/15/25.........  Baa3      BBB-      3,106
    2,300   Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown Cogeneration
              Project) Series 1995B,
              AMT,
              8.050% 12/15/25.........  Baa3      BBB-      2,393
    2,620   Miami Beach, Florida,
              Water and Sewer Revenue,
              Series 1995, (FSA
              Insured),
              5.375% 09/01/15.........  Aaa       AAA       2,585
    2,000   North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17.........  Aaa       AAA       1,885

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  5,000   Okaloosa County, Florida,
              Gas Distribution Revenue
              Refunding, Series 1994,
              (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.875% 10/01/19.........  Aaa       AAA    $  5,612
    1,000   Orange County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Orlando
              Regional Healthcare
              Project) Series 1993B,
              (MBIA Insured),
              5.000% 10/01/10.........  Aaa       AAA         983
    4,520   Orange County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Orlando
              Regional Healthcare
              Project) Series 1996A,
              (MBIA Insured),
              6.250% 10/01/16.........  Aaa       AAA       4,866
    1,000   Orange County, Florida,
              Sales Tax Revenue,
              Series 1993B,
              5.375% 01/01/24.........  A1        A+          939
    1,000   Orange County, Florida,
              Tourist Development Tax
              Revenue, Series 1994B,
              (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.000% 10/01/14.........  Aaa       AAA       1,084
    3,000   Orlando, Florida,
              Utilities Commission,
              Water and Electricity
              Revenue Refunding,
              Series 1989D,
              6.750% 10/01/17.........  Aa2       AA-       3,417
    1,000   Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Evangelical
              Lutheran Good Samaritan
              Society Project) Series
              1994, (AMBAC Insured),
              6.000% 05/01/10.........  Aaa       AAA       1,051
    1,500   Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health System
              Project) Series 1993,
              Prerefunded 10/01/05 @
              100,
              6.200% 10/01/11.........  Aaa       A+        1,613
 $  1,000   Palm Beach County,
              Florida, Housing Finance
              Authority, Single-Family
              Mortgage Revenue
              Refunding, Series 1999A,
              AMT, (GNMA/FNMA COLL),
              4.850% 04/01/32.........  Aaa       NR     $    978

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
      665   Palm Beach County,
              Florida, Housing Finance
              Authority, Single-Family
              Mortgage Revenue, Series
              1995A, AMT, (GNMA/FNMA
              COLL),
              6.500% 10/01/21.........  Aaa       NR          685
      935   Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue
              Refunding, Series 1997A,
              (AMBAC Insured),
              6.000% 10/01/10.........  Aaa       AAA       1,014
    5,065   Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10.........  Aaa       AAA       5,428
    2,000   Pensacola, Florida,
              Airport Revenue, Series
              1997B, AMT, (MBIA
              Insured),
              5.625% 10/01/14.........  Aaa       AAA       2,002
    1,000   Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa Electric
              Company Project) Series
              1996, AMT,
              5.850% 12/01/30.........  Aa2       A1+         991
    2,000   South Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1993, (FSA
              Insured),
              5.500% 05/01/28.........  Aaa       AAA       1,925
    4,000   South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health Systems
              Obligation Group
              Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16.........  Aaa       AAA       3,834
    2,500   Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24.........  NR        BBB-      2,798
 $  1,000   Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12.........  Aaa       AAA    $    989

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  2,000   Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17.........  Aaa       AAA    $  1,906
    2,500   Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15.........  Aaa       AAA       2,590
    2,380   Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1999A,
              5.750% 10/15/29.........  Baa2      NR        2,238
    1,000   Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1996A,
              6.125% 10/15/26.........  Baa2      NR          994
                                                         --------
                                                          123,687
                                                         --------
            GUAM -- 6.9%
    3,820   Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10.........  NR        BBB       4,042
    2,435   Guam, Airport Authority,
              Revenue, Series 1993B,
              AMT,
              6.400% 10/01/05.........  NR        BBB       2,516
    3,000   Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded 10/01/04 @
              102,
              6.750% 10/01/24.........  NR        BBB       3,377
                                                         --------
                                                            9,935
                                                         --------
            PUERTO RICO -- 4.0%
    4,190   Puerto Rico Commonwealth,
              GO, Series 1997, (MBIA
              Insured),
              6.500% 07/01/15.........  Aaa       AAA       4,675

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $  1,000   Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental Authority,
              Control Facilities
              Hospital Revenue,
              (Hospital Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16.........  Aaa       AAA    $  1,050
                                                         --------
                                                            5,725
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $135,554)..................           139,347
                                                         --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 1.5%
           (Cost $2,152)
 2,152   AIM Tax-Exempt Fund...................      2,152
                                                  --------
         TOTAL INVESTMENTS (Cost
           $137,706*)...................   98.4%   141,499
                                                  --------
         OTHER ASSETS AND LIABILITIES
           (NET)........................    1.6%
         Receivable for investment securities
           sold................................   $     12
         Receivable for Fund shares sold.......         25
         Interest receivable...................      3,236
         Prepaid expenses......................          6
         Payable for Fund shares redeemed......       (162)
         Investment advisory fee payable.......        (29)
         Administration fee payable............        (24)
         Shareholder servicing and distribution
           fees payable........................        (28)
         Distributions payable.................       (581)
         Accrued Trustees' fees and expenses...        (13)
         Accrued expenses and other
           liabilities.........................       (112)
                                                  --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)...............................      2,330
                                                  --------
         NET ASSETS.....................  100.0%  $143,829
                                                  ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...   $    100
         Accumulated net realized loss on
           investments sold....................       (222)
         Net unrealized appreciation of
           investments.........................      3,793
         Paid-in capital.......................    140,158
                                                  --------
         NET ASSETS............................   $143,829
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($73,990,912 / 7,797,314 shares
           outstanding)........................      $9.49
                                                     -----
                                                     -----
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($56,214,598 / 5,924,043
           shares outstanding).................      $9.49
                                                     -----
                                                     -----
         Maximum sales charge..................      4.75%
         Maximum offering price per share......      $9.96
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($13,601,186 / 1,433,362
           shares outstanding).................      $9.49
                                                     -----
                                                     -----
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($22,055 / 2,324 shares
           outstanding)........................      $9.49
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $5,120 and gross depreciation of $1,327 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $137,706.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   30.83%
   FGIC                                                                    11.1%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Hospital Revenue                                                       20.60%
   Electric Revenue                                                       11.98%
   Special Tax                                                            10.85%
   Transportation Revenue                                                 10.56%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.5%
            GEORGIA -- 95.5%
 $2,000     Albany-Dougherty, Georgia,
              Payroll Development
              Authority, Solid Waste
              Disposal Revenue,
              (Procter and Gamble
              Company - Procter and
              Gamble Paper Products
              Project) Series 1998,
              AMT,
              5.300% 05/15/26.........  Aa2       AA     $  1,822
  1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03.........  Aa2       AA        1,053
  1,000     Atlanta and Fulton County,
              Georgia, Recreation
              Authority, Revenue
              Refunding, (Atlanta Zoo
              Project) Series 1992,
              5.850% 12/01/00.........  Aa3       AA        1,023
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              5.000% 01/01/03.........  Aaa       AAA       1,017
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              6.000% 01/01/03.........  Aaa       AAA       1,047
  1,000     Atlanta, Georgia, Downtown
              Development Authority,
              Revenue Refunding,
              (Underground Atlanta
              Project) Series 1992,
              6.250% 10/01/12.........  Aa3       AA        1,061
  2,000     Atlanta, Georgia, Urban
              Residential Financial
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT, (FNMA COLL),
              Mandatory Put 12/01/08 @
              100,
              4.550% 12/01/28.........  NR        AAA       1,906
  2,000     Atlanta, Georgia, Water
              and Wastewater
              Authority, Revenue,
              Series 1999A, (FGIC
              Insured),
              5.000% 11/01/38.........  Aaa       AAA       1,702
  3,000     Baldwin County, Georgia,
              School District, GO,
              Series 1997, (State Aid
              Withholding),
              4.500% 01/01/03.........  NR        AA-       3,011

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Bibb County, Georgia,
              Development Authority
              Revenue, (First
              Presbyterian Day School
              Project) Series 1999,
              (SunTrust Bank of
              Georgia LOC),
              3.800% 05/01/19.........  P1        NR     $  2,000
  2,750     Bibb County, Georgia, GO,
              Series 1993,
              5.500% 01/01/08.........  A1        AA        2,819
  1,000     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04.........  A3        A           993
  2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09.........  A1        A+        2,557
  1,000     Chatham County, Georgia,
              School District, GO,
              Series 1992,
              5.800% 08/01/04.........  Aa3       AA        1,047
  1,000     Cherokee County, Georgia,
              School System Revenue,
              GO, Series 1993, (AMBAC
              Insured),
              5.875% 02/01/09.........  Aaa       AAA       1,057
  1,000     Cherokee County, Georgia,
              School System, GO
              Refunding, Series 1992,
              5.900% 06/01/02.........  A2        AA-       1,040
    765     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09.........  Aaa       AAA         785
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical Center
              Project) Series 1993,
              (MBIA Insured),
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/08.........  Aaa       AAA       1,057
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.100% 07/01/04.........  Aaa       AAA       1,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09.........  Aaa       AAA    $  3,204
  1,000     Clayton County, Georgia,
              Hospital Authority,
              Revenue, (Southern
              Regional Medical Center
              Project) Series 1991,
              (MBIA Insured),
              Prerefunded 08/01/01 @
              102,
              6.700% 08/01/02.........  Aaa       AAA       1,063
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.400% 05/01/07.........  Aaa       AAA       1,027
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding, Series 1993,
              5.000% 11/01/03.........  Aa1       AA        2,045
  1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993,
              5.300% 01/01/08.........  Aaa       AAA       1,020
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05.........  Aa2       AA        1,246
  1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06.........  Aa2       AA        1,036
  2,000     Cobb County, Georgia,
              School District GO,
              Series 1991B,
              6.150% 02/01/03.........  Aa1       AA        2,108
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04.........  Aa1       AA        2,026
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993A,
              5.400% 07/01/08.........  Aa1       AA        1,023

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03.........  Aaa       AAA    $  2,368
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03.........  A2        A+        1,019
  1,000     Dalton, Georgia, Building
              Authority Revenue,
              Series 1993,
              5.000% 07/01/02.........  A1        NR        1,018
  2,000     Dalton, Georgia, Multiple
              Utility Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              4.450% 01/01/03.........  Aaa       AAA       2,004
  5,000     Dalton, Georgia, Multiple
              Utility Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              6.000% 01/01/06.........  Aaa       AAA       5,343
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03.........  Aa2       AA        1,022
  1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County Project)
              Series 1993A,
              5.000% 01/01/11.........  Aa3       AA          977
  6,440     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa2      BBB-      6,124
  1,000     Fayette County, Georgia,
              School District, GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 03/01/03.........  Aaa       AAA       1,054
  3,800     Forsyth County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 1998,
              5.000% 04/01/02.........  Aa3       AA-       3,868
  1,500     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              5.800% 09/01/01.........  Baa1      NR        1,543

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/03.........  Baa1      NR     $  1,061
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              4.900% 10/01/03.........  Aaa       A         2,032
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       A         1,002
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09.........  Aaa       AAA       1,909
  1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04.........  Aaa       AAA       1,027
  1,025     Fulton County, Georgia,
              Building Authority
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04.........  Aa3       AA        1,071
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17.........  Aa1       AA+       1,587
  3,500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Holy Innocents
              Episcopal School
              Project) Series 1998,
              (SunTrust Bank LOC),
              3.850% 02/01/18.........  Aa3       NR        3,500

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulton County, Georgia,
              Hospital Authority,
              Revenue Refunding
              Anticipation
              Certificates, (Northside
              Project) Series 1992A,
              (MBIA Insured),
              6.000% 10/01/01.........  Aaa       AAA    $  1,035
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04.........  Aa2       AA        1,608
  1,000     Fulton County, Georgia,
              School District, GO,
              Series 1994,
              7.500% 01/01/02.........  Aa2       AA        1,068
  1,500     Georgia State, GO
              Refunding, Series 1992A,
              6.250% 03/01/06.........  Aaa       AAA       1,629
  1,200     Georgia State, GO, Series
              1992B,
              6.000% 03/01/04.........  Aaa       AAA       1,274
  2,750     Georgia State, GO, Series
              1993C,
              6.500% 07/01/05.........  Aaa       AAA       3,013
    975     Georgia State, Housing and
              Finance Authority,
              Revenue, (Home Ownership
              Program) Series 1992B,
              AMT,
              6.600% 06/01/25.........  Aa        AAA       1,006
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07.........  Aaa       AAA       1,015
  2,000     Georgia State, Tollway
              Authority, Revenue,
              (Georgia 400 Project)
              Series 1991, Prerefunded
              07/01/01 @ 102,
              6.375% 07/01/02.........  Aaa       AAA       2,113
  1,000     Georgia State, Tollway
              Authority, Revenue,
              (Georgia 400 Project)
              Series 1991, Prerefunded
              07/01/01 @ 102,
              6.400% 07/01/03.........  Aaa       AAA       1,057
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04.........  NR        A-        1,585
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.250% 02/01/10.........  Aaa       AAA       1,004

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.600% 02/01/21.........  Aaa       AAA    $  1,978
  1,000     Gwinnett County, Georgia,
              School District, GO
              Refunding, Series 1992B,
              6.000% 02/01/01.........  Aa1       AA+       1,024
  1,000     Gwinnett County, Georgia,
              School District, GO,
              Series 1993,
              5.250% 02/01/08.........  Aa1       AA+       1,011
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series 1992B,
              6.300% 12/01/05.........  A1        NR        1,086
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14.........  Aaa       AAA       2,232
  1,000     Henry City and County,
              Georgia, Water and Sewer
              Authority, Improvement
              Revenue Refunding,
              Series 1993A,
              5.000% 02/01/07.........  A2        NR        1,003
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center, Inc. Project)
              Series 1997, (AMBAC
              Insured),
              5.250% 07/01/09.........  Aaa       AAA       2,024
  1,000     Henry County, Georgia,
              School District, GO
              Refunding, Series 1992B,
              5.600% 08/01/01.........  A1        A+        1,026
  1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A,
              5.700% 08/01/02.........  A1        A+        1,037
  2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured),
              5.500% 03/01/16.........  Aaa       AAA       1,981
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue Refunding,
              Series 1994A,
              4.700% 10/01/04.........  A1        AA-       1,008

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project) Series
              1982,
              9.000% 10/01/07.........  NR        A+     $  1,267
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16.........  Aaa       AAA         984
  1,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue
              Refunding, Series 1991M,
              6.150% 07/01/02.........  A1        AA-       1,045
  3,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue
              Refunding, Series 1992P,
              (AMBAC Insured),
              5.900% 07/01/03.........  Aaa       AAA       3,153
    540     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1983D,
              7.000% 07/01/11.........  Aaa       AAA         627
  1,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1998B, (MBIA Insured),
              5.100% 07/01/15.........  Aaa       AAA         944
  1,000     Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/12.........  A3        A         1,112
  2,495     Municipal Electric
              Authority, Georgia,
              Revenue, Series 1997,
              (MBIA Insured),
              5.375% 01/01/19.........  Aaa       AAA       2,364
  1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A,
              6.400% 02/01/04.........  A2        A         1,180
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.750% 06/01/15.........  Aaa       AAA         899

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16.........  Aaa       AAA    $    894
  1,400     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1992C,
              5.750% 10/01/02.........  Aa1       AA        1,459
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06.........  Aaa       AAA         998
  1,500     Richmond County, Georgia,
              Water and Sewer
              Improvement Revenue
              Refunding, Series 1996A,
              (FGIC Insured),
              5.250% 10/01/28.........  Aaa       AAA       1,391
  2,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aa2       AA        2,060
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993,
              5.150% 05/01/02.........  A1        NR        1,016
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11.........  Ba1       BB        1,364
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs - Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/11.........  Aaa       NR        1,219
  1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs - Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/12.........  Aaa       NR        1,291

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St. Josephs -
              Candler Health Systems
              Project) Series 1998B,
              (FSA Insured),
              5.250% 07/01/10.........  Aaa       NR     $  1,003
  1,000     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy Systems
              Company Project) Series
              1992,
              5.700% 12/01/00.........  A1        A+        1,019
  1,500     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy Systems
              Company Project) Series
              1992,
              5.850% 12/01/01.........  A1        A+        1,542
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09.........  Aa3       AA-       1,004
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $144,218).........................    146,001
                                                         --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 3.5%
              (Cost $5,401)
  5,401     AIM Tax-Exempt Fund...................      5,401
                                                     --------
            TOTAL INVESTMENTS
              (Cost $149,619*).............   99.0%   151,402
                                                     --------
            OTHER ASSETS AND
              LIABILITIES (NET)............    1.0%
            Receivable for Fund shares sold.......   $     30
            Interest receivable...................      2,227
            Prepaid expenses......................          6
            Investment advisory fee payable.......        (21)
            Administration fee payable............        (25)
            Shareholder servicing and distribution
              fees payable........................        (16)
            Due to custodian......................         (8)
            Distributions payable.................       (570)
            Payable for investment securities
              purchased...........................        (30)
            Accrued Trustees' fees and expenses...        (14)
            Accrued expenses and other
              liabilities.........................        (63)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................      1,516
                                                     --------
            NET ASSETS.....................  100.0%  $152,918
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
                                                      (000)
-------------------------------------------------------------

            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     12
            Accumulated net realized gain
              on investments sold.................          7
            Net unrealized appreciation of
              investments.........................      1,783
            Paid-in capital.......................    151,116
                                                     --------
            NET ASSETS............................   $152,918
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($128,179,800 / 12,161,156 shares
              outstanding)........................     $10.54
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($16,149,918 / 1,532,177
              shares outstanding).................     $10.54
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.89
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,733,261 / 733,697 shares
              outstanding)........................     $10.54
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($854,557 / 81,078 shares
              outstanding)........................     $10.54
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $3,531 and gross depreciation of $1,748 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $149,619.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                16.70%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Water Revenue                                                       12.05%
   Industrial Development Revenue/
     Pollution Control Revenue                                         10.69%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.9%
            GEORGIA -- 94.9%
 $  500     Albany, Georgia, Sewer
              System Revenue, Series
              1997, (MBIA Insured),
              4.900% 07/01/07.........  Aaa       AAA    $   503
    500     Albany-Dougherty, Georgia,
              Payroll Development
              Authority, Solid Waste
              Disposal Revenue,
              (Procter and Gamble
              Company - Procter and
              Gamble Paper Products
              Project) Series 1998,
              AMT,
              5.300% 05/15/26.........  Aa2       AA         456
    500     Atlanta and Fulton County,
              Georgia, Recreation
              Authority, Public
              Improvement Revenue,
              (Downtown Area Project)
              Series 1996A, (MBIA
              Insured),
              5.375% 12/01/26.........  Aaa       AAA        476
    500     Bartow County, Georgia,
              School District, GO,
              Series 1993, Prerefunded
              05/01/03 @ 102,
              5.300% 05/01/08.........  A1        A          522
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26.........  Baa2      NR         907
    500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04.........  A3        A          496
    500     Clayton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Clayton
              Advantages of Atlanta
              Apartments, Inc.
              Project) Series 1995,
              (FHLMC COLL),
              5.700% 12/01/16.........  NR        AAA        499
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.250% 04/01/13.........  Aaa       AAA        544
    500     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.700% 05/01/20.........  A2        A+         495

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  470     Coweta County, Georgia,
              Development Authority,
              IDR, (Sivaco National
              Wire Group Project)
              Series 1994, AMT,
              5.400% 02/01/09.........  A1        NR     $   467
    500     Dalton, Georgia, Multiple
              Utility Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              4.450% 01/01/03.........  Aaa       AAA        501
  1,000     DeKalb County, Georgia, GO
              Refunding, Series 1993,
              5.250% 01/01/20.........  Aa1       AA+        937
  1,000     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa2      BBB-       950
    500     Fayette County, Georgia,
              School District, GO,
              Series 1994,
              6.125% 03/01/15.........  Aa        A+         540
    500     Fayette County, Georgia,
              Water Revenue, Series
              1998, (FGIC Insured),
              5.000% 10/01/23.........  Aaa       AAA        444
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       A        1,001
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE LEE
              Insured),
              5.125% 01/01/10.........  Baa3      AAA        493
  1,480     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1998B-3,
              4.400% 06/01/17.........  NR        AAA      1,460
    500     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              4.500% 07/01/11.........  Aaa       AAA        467
    500     Georgia, Municipal
              Electric Authority,
              Power Revenue, Series
              1993CC,
              4.500% 01/01/02.........  A3        A          500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Gwinnett County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1994,
              4.900% 08/01/06.........  Aaa       AAA    $   507
    500     Hall County, Georgia,
              School District, GO
              Refunding, Series 1997,
              (State Aid Withholding),
              4.500% 11/01/14.........  Aa2       NR         440
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project) Series
              1997, AMT, (FNMA COLL),
              Mandatory Put 06/01/15 @
              100,
              6.250% 12/01/29.........  NR        AAA        519
    500     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1998B, (MBIA Insured),
              5.100% 07/01/13.........  Aaa       AAA        483
    500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08.........  Aaa       AAA        552
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.250% 10/01/20.........  A3        NR         909
    500     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1997C,
              5.125% 11/01/27.........  Aa1       AA         449
    500     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1998B, AMT,
              5.000% 11/01/33.........  Aa1       AA         432
    500     Richmond County, Georgia,
              Water and Sewer
              Improvement Revenue
              Refunding, Series 1996A,
              (FGIC Insured),
              5.250% 10/01/28.........  Aaa       AAA        464

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aa2       AA     $ 1,030
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded
              01/01/03 @ 102,
              7.000% 01/01/23.........  Ba1       BB         546
    450     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project) Series
              1993, Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12.........  A3        NR         482
    500     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/10.........  Aa3       AA-        498
    500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25.........  Aaa       NR         531
    500     Upper Oconee Basin,
              Georgia, Water
              Authority, Revenue,
              Series 1997, (FGIC
              Insured),
              5.250% 07/01/27.........  Aaa       AAA        465
    570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.........  NR        BBB+       589
                                                         -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $21,711)..........................    21,554
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

 SHARES                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            INVESTMENT COMPANIES -- 4.2%
              (Cost $962)
      962   AIM Tax-Exempt Fund..................   $   962
                                                    -------
            TOTAL INVESTMENTS
              (Cost $22,673*).............   99.1%   22,516
                                                    -------
            OTHER ASSETS AND
              LIABILITIES (NET)...........    0.9%
            Cash.................................   $     1
            Interest receivable..................       358
            Receivable from investment advisor...         1
            Prepaid expenses.....................         7
            Administration fee payable...........        (4)
            Shareholder servicing and
              distribution fees payable..........       (22)
            Distributions payable................       (78)
            Accrued Trustees' fees and
              expenses...........................       (12)
            Accrued expenses and other
              liabilities........................       (49)
                                                    -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................       202
                                                    -------
            NET ASSETS....................  100.0%  $22,718
                                                    =======
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $     9
            Accumulated net realized loss on
              investments sold...................      (208)
            Net unrealized depreciation of
              investments........................      (157)
            Paid-in capital......................    23,074
                                                    -------
            NET ASSETS...........................   $22,718
                                                    =======


                                                     VALUE
-----------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($9,541,901 / 991,776 shares
              outstanding).......................     $9.62
                                                      =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($2,201,639 / 228,837
              shares outstanding)................     $9.62
                                                      =====

            Maximum sales charge.................     4.75%
            Maximum offering price per share.....    $10.10
            INVESTOR B SHARES:
            Net asset value and offering price
              per share**
              ($10,971,800 / 1,140,445 shares
              outstanding).......................     $9.62
                                                      =====
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($2,787 / 290 shares
              outstanding).......................     $9.62
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $481 and gross depreciation of $638 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $22,673.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   13.47%

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            17.16%
   Housing Revenue                                                        13.36%
   Water Revenue                                                          13.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.2%
            MARYLAND -- 89.2%
 $ 1,000    Anne Arundel County,
              Maryland, Consolidated
              General Improvement
              GO, Series 1991B,
              6.200% 04/15/03.......  Aa1        AA+   $  1,049
   1,000    Anne Arundel County,
              Maryland, Consolidated
              General Improvement
              GO, Series 1993,
              5.125% 07/15/08.......  Aa2        AA+      1,011
   2,000    Anne Arundel County,
              Maryland, Consolidated
              Water and Sewer GO
              Refunding, Series
              1993,
              4.800% 04/15/05.......  Aa2        AA+      2,019
   1,000    Baltimore County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991,
              6.100% 07/01/01.......  Aaa        AAA      1,034
   1,375    Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series
              1992,
              5.750% 05/01/02.......  Aaa        AAA      1,426
   1,000    Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series
              1992,
              5.800% 05/01/03.......  Aaa        AAA      1,047
   1,000    Baltimore County,
              Maryland, Pension
              Funding GO Refunding,
              Series 1995,
              5.500% 08/01/05.......  Aaa        AAA      1,048
   1,720    Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.200% 10/15/02.......  Aaa        AAA      1,814
   1,075    Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07.......  Aaa        AAA      1,183
   1,000    Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, (AMBAC
              Insured),
              5.300% 10/15/06.......  Aaa        AAA      1,021

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,740    Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16.......  Aaa        AAA   $  1,686
   1,000    Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04.......  Aaa        AAA      1,109
   1,000    Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07.......  Aaa        AAA      1,143
   1,750    Baltimore, Maryland,
              Port Facilities
              Revenue, (E.I. duPont
              de Nemours Project)
              Series 1985,
              6.500% 12/01/10.......  Aa3        AA-      1,874
   1,000    Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured),
              5.100% 07/01/04.......  Aaa        AAA      1,027
     500    Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/22.......  Aaa        AAA        456
   1,000    Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/24.......  Aaa        AAA        905
   1,000    Baltimore, Maryland,
              Water Utilities
              Revenue Refunding,
              (Water Projects)
              Series 1990A, (MBIA
              Insured), Prerefunded
              07/01/00 @ 102,
              6.950% 07/01/02.......  Aaa        AAA      1,043
   2,000    Calvert County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1993,
              4.625% 07/15/05.......  Aa3        AA-      2,001
     500    Carroll County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1990,
              Prerefunded 10/01/00 @
              102,
              6.900% 10/01/02.......  Aaa        AA         525

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,350    Carroll County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991,
              6.000% 11/01/00.......  Aa3        AA    $  1,382
   1,000    Cecil County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993, (FGIC Insured),
              5.300% 12/01/00.......  Aaa        AAA      1,017
   2,000    Cecil County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993, (FGIC Insured),
              4.800% 12/01/04.......  Aaa        AAA      2,028
   1,810    Charles County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992, (AMBAC Insured),
              5.900% 01/15/03.......  Aaa        AAA      1,894
   1,000    Charles County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1994,
              4.400% 06/01/03.......  Aa3        AA       1,002
     750    Charles County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991,
              Prerefunded 06/01/01 @
              102,
              6.450% 06/01/04.......  Aaa        AA         792
   2,135    Frederick County,
              Maryland, GO
              Refunding, Series
              1993,
              5.350% 07/01/05.......  Aa         AA       2,204
   1,000    Frederick County,
              Maryland, GO, Series
              1991B,
              6.300% 07/01/06.......  Aa2        AA       1,064
   2,000    Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1992, (FGIC Insured),
              5.750% 12/01/01.......  Aaa        AAA      2,068
   2,240    Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1992, (FGIC Insured),
              6.000% 12/01/05.......  Aaa        AAA      2,372
     600    Harford County,
              Maryland, GO, Series
              1991, Prerefunded
              12/01/00 @ 102,
              6.100% 12/01/04.......  Aaa        AAA        627

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,920    Harford County,
              Maryland, GO, Series
              1997,
              5.500% 12/01/07.......  Aa2        AA    $  2,010
   1,455    Harford County,
              Maryland, Public
              Improvement GO, Series
              1992, 5.300%
              09/01/03..............  Aa2        AA       1,504
   1,545    Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993A,
              5.000% 08/15/03.......  Aaa        AAA      1,581
      20    Howard County, Maryland,
              Consolidated Public
              Improvement GO,
              Prerefunded, Series
              1993A,
              5.250% 08/15/06.......  NR         AAA         21
   1,000    Howard County, Maryland,
              Metropolitan District,
              GO Refunding, Series
              1991B,
              6.000% 08/15/03.......  Aaa        AAA      1,059
   1,980    Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 08/15/06.......  Aaa        AAA      2,038
     605    Laurel, Maryland, GO
              Refunding, Series
              1991A, (MBIA Insured),
              6.300% 07/01/00.......  Aaa        AAA        617
   1,530    Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A,
              (FGIC Insured),
              5.000% 10/01/11.......  Aaa        AAA      1,508
     815    Maryland State Economic
              Development
              Corporation, Student
              Housing Revenue,
              Series 1999A,
              6.000% 06/01/19.......  Baa3       NR         799
   1,200    Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.700% 06/01/01.......  Aa3        AA-      1,228
   1,200    Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02.......  Aa3        AA-      1,234

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,410    Maryland State,
              Certificates of
              Participation,
              Revenue, (Aviation
              Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07.......  Aa3        AA    $  1,400
   4,000    Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family
              Program) Series
              1998-1, AMT,
              5.150% 04/01/18.......  Aa2        NR       3,661
   4,000    Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family
              Program) Series
              1998-3, AMT,
              4.500% 04/01/08.......  Aa2        NR       3,820
   1,000    Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family
              Program), Series
              1997-1, (MHF/FHA
              Insured),
              4.950% 04/01/07.......  Aa2        NR         982
   1,685    Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family
              Program), Series
              1998-3, AMT,
              4.700% 04/01/10.......  Aa2        NR       1,597
   3,250    Maryland State,
              Community Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41.......  Aa2        NR       2,918

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 3,900    Maryland State,
              Community Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Senior Housing, LP
              Project) Series 1998B,
              AMT,
              3.900% 10/01/02.......  Aaa        NR    $  3,830
   3,000    Maryland State,
              Community Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Townhomes, LP Project)
              Series 1998A, AMT,
              3.900% 10/01/02.......  Aaa        NR       2,946
   3,235    Maryland State,
              Department of
              Transportation,
              Consolidated
              Transportation Revenue
              Refunding, Series
              1993-2,
              4.375% 12/15/03.......  Aa2        AA       3,232
   1,250    Maryland State,
              Department of
              Transportation,
              Consolidated
              Transportation
              Revenue, Series 1991,
              Prerefunded 09/01/00 @
              100.75,
              6.100% 09/01/01.......  Aaa        AAA      1,286
     950    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              Series 1999A,
              5.600% 06/01/10.......  Baa3       NR         936
   1,100    Maryland State, GO
              Refunding, Series
              1990-3, Prerefunded
              07/15/00 @ 101.5,
              6.800% 07/15/04.......  Aaa        AAA      1,142
   2,700    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins
              Hospital Project)
              Series 1993,
              5.250% 07/01/04.......  Aa2        AA-      2,787
   1,500    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins
              Hospital Project)
              Series 1993,
              5.400% 07/01/06.......  Aa2        AA-      1,551

 $ 3,050    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins
              Hospital Project)
              Series 1993,
              5.500% 07/01/07.......  Aa2        AA-   $  3,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,000    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of
              Maryland Medical
              Systems Project)
              Series 1993, (FGIC
              Insured),
              5.200% 07/01/04.......  Aaa        AAA   $  1,030
   3,200    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Hospital
              Charity Obligation
              Group) Series 1997D,
              Mandatory Put 11/01/03
              @ 100,
              4.600% 11/01/26.......  Aa2        A1+      3,195
   1,000    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard
              County General
              Hospital
              Acquisition - John
              Hopkins Medicine
              Project) Series 1998,
              (MBIA Insured),
              5.000% 07/01/19.......  Aaa        AAA        913
     815    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard
              County General
              Hospital Project)
              Series 1993,
              5.125% 07/01/03.......  Aaa        NR         827
   1,000    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard
              County General
              Hospital Project)
              Series 1993,
              5.500% 07/01/13.......  Aaa        NR       1,006
   1,000    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard
              County General
              Hospital Project)
              Series 1993,
              5.500% 07/01/21.......  Aaa        NR         990
   1,000    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09.......  Aaa        AAA      1,064

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $   500    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Sinai
              Hospital of Baltimore
              Project) Series 1990,
              (AMBAC Insured),
              Prerefunded 07/01/00 @
              102,
              7.300% 07/01/05.......  Aaa        AAA   $    523
   1,250    Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (The Johns
              Hopkins Hospital
              Project) Series 1990,
              Prerefunded 07/01/00 @
              102,
              7.000% 07/01/01.......  Aaa        AAA      1,305
   1,500    Maryland State, State
              and Local Facilities
              Loan GO, Series
              1995-2,
              5.000% 10/15/04.......  Aaa        AAA      1,539
   3,000    Maryland State, State
              and Local Facilities
              Loan GO, Series
              1996-3,
              5.000% 10/15/06.......  Aaa        AAA      3,061
   1,000    Maryland State, State
              and Local Facilities
              Loan GO, Series
              1997-2,
              5.000% 08/01/07.......  Aaa        AAA      1,015
     500    Maryland State, State
              and Local Facilities
              Loan GO, Series
              1997-2,
              5.000% 08/01/08.......  Aaa        AAA        505
     245    Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore -
              Washington D.C.
              International Airport
              Project) Series 1994A,
              AMT, (FGIC Insured),
              6.400% 07/01/19.......  Aaa        AAA        246
   1,170    Maryland State,
              Transportation
              Authority,
              Transportation
              Facilities Project
              Revenue, Series 1978,
              6.625% 07/01/03.......  Aaa        AAA      1,224
   2,300    Maryland State,
              Transportation
              Authority,
              Transportation
              Revenue, Series 1991,
              6.500% 07/01/04.......  A1         A+       2,423
   4,000    Maryland State,
              Transportation
              Authority,
              Transportation
              Revenue, Series 1992,
              5.700% 07/01/05.......  A1         A+       4,216

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 2,800    Maryland State,
              Transportation
              Authority,
              Transportation
              Revenue, Series 1992,
              5.800% 07/01/06.......  A1         A+    $  2,973
     500    Maryland, National
              Capital Park and
              Planning Commission,
              GO, Series 1990J-2,
              Prerefunded 07/01/00 @
              102,
              6.900% 07/01/02.......  Aa2        AA         521
   1,000    Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A,
              5.750% 07/01/06.......  Aaa        AAA      1,062
     500    Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991A,
              Prerefunded 04/01/01 @
              102,
              6.700% 04/01/06.......  Aaa        AAA        528
   3,500    Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A,
              4.900% 10/01/07.......  Aaa        AAA      3,524
   1,000    Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/08.......  Aaa        AAA      1,036
   1,835    Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1998A,
              4.875% 05/01/06.......  Aaa        AAA      1,857
   3,000    Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.100% 10/01/05.......  Aaa        AAA      3,168
   1,000    Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.125% 10/01/07.......  Aaa        AAA      1,057
     885    Montgomery County,
              Maryland, Housing
              Opportunities
              Commission, Single-
              Family Mortgage
              Revenue, Series 1997A,
              5.400% 07/01/08.......  Aa2        NR         897

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,500    Northeast Maryland,
              Solid Waste Disposal
              Authority Revenue,
              (Montgomery County
              Resource Recreation
              Project) Series 1993A,
              6.000% 07/01/07.......  A2         NR    $  1,550
   3,375    Northeast Maryland,
              Solid Waste Disposal
              Authority, Revenue,
              (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              (MBIA-IBC Insured),
              5.800% 07/01/04.......  Aaa        AAA      3,542
   1,535    Northeast Maryland,
              Solid Waste Disposal
              Authority, Southwest
              Research Recovery
              Facilities Revenue
              Refunding,
              (Wheelabrator
              Technologies Project)
              Series 1993, (MBIA
              Insured),
              7.000% 01/01/01.......  Aaa        AAA      1,587
     630    Ocean City, Maryland, GO
              Refunding, Series
              1991, (MBIA Insured),
              Prerefunded 11/01/01 @
              102,
              6.100% 11/01/04.......  Aaa        AAA        666
   1,170    Ocean City, Maryland,
              GO, Series 1997, (MBIA
              Insured),
              5.000% 12/01/14.......  Aaa        AAA      1,120
   1,000    Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.400% 03/01/02.......  Aaa        AAA      1,027
   1,000    Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1991,
              6.500% 07/01/02.......  A1         AA-      1,056
   1,000    Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.300% 03/01/01.......  Aaa        AAA      1,017
   1,000    Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.600% 01/15/03.......  A1         AA-      1,037

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,800    Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.900% 01/15/06.......  A1         AA-   $  1,878
   2,300    Prince Georges County,
              Maryland, Consolidated
              Public Improvement
              Revenue, GO, Series
              1999, (FSA Insured),
              5.125% 10/01/16.......  Aaa        AAA      2,191
   2,000    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series
              1993, (FSA Insured),
              5.100% 06/15/05.......  Aaa        AAA      2,036
     800    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue,
              Series 1990,
              6.600% 06/30/00.......  Aaa        AAA        817
     740    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue,
              Series 1990,
              Prerefunded 06/30/00 @
              102,
              6.800% 06/30/04.......  Aaa        AAA        771
   1,000    Rockville, Maryland, GO
              Refunding, Series
              1993, 4.750%
              04/15/05..............  Aa1        AA+      1,005
   1,000    St. Mary's County,
              Maryland, GO, Series
              1995, (MBIA Insured),
              5.700% 03/01/08.......  Aaa        AAA      1,049
   2,000    University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C,
              4.900% 10/01/08.......  Aa3        AA+      1,997
   2,000    University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1991A,
              Prerefunded 04/01/00 @
              102,
              6.500% 04/01/06.......  NR         AAA      2,068
     745    University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.000% 02/01/04.......  Aa3        AA+        775

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 1,000    University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/08.......  Aa3        AA+   $  1,047
   1,000    University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/10.......  Aa3        AA+      1,047
   2,000    Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1993, (FGIC Insured),
              4.900% 01/01/02.......  Aaa        AAA      2,029
   1,000    Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1993, (FGIC Insured),
              5.250% 01/01/06.......  Aaa        AAA      1,025
     500    Washington County,
              Maryland, GO, Series
              1990,
              6.400% 12/01/00.......  A1         A+         511
   1,000    Washington County,
              Maryland, Sanitation
              District, GO
              Refunding, Series
              1993F, (FGIC Insured),
              5.250% 01/01/06.......  Aaa        AAA      1,025
   1,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, General
              Construction GO
              Refunding, Series
              1993,
              5.000% 06/01/04.......  Aa1        AA       1,022
   1,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, GO, Series
              1996,
              5.600% 06/01/15.......  Aa1        AA       1,007
   1,260    Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 1991-1,
              Prerefunded 06/01/01 @
              102,
              6.750% 06/01/05.......  Aaa        AAA      1,337
   1,000    Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 1997,
              5.125% 06/01/21.......  Aa1        AA         923

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 3,440    Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series
              1993,
              5.100% 12/01/07.......  Aa1        AA    $  3,495
   2,010    Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO,
              Series 1992,
              Prerefunded 06/01/02 @
              102,
              5.800% 06/01/03.......  Aa1        AA       2,121
   1,000    Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO,
              Series 1993,
              5.000% 06/01/03.......  Aa1        AA       1,021
   1,290    Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              4.800% 12/01/10.......  Aaa        AAA      1,257
   1,355    Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              4.900% 12/01/11.......  Aaa        AAA      1,318
   1,425    Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              5.000% 12/01/12.......  Aaa        AAA      1,389
                                                       --------
                                                        180,179
                                                       --------
            COLORADO -- 0.6%
   3,800    Public Highway Authority
              of Colorado, Revenue,
              Capital Appreciation,
              Series 1997B, (MBIA
              Insured),
              5.920%+ 09/01/18......  Aaa        AAA      1,260
                                                       --------
            DISTRICT OF COLUMBIA -- 2.9%
   1,305    District of Columbia,
              Revenue, (The
              Smithsonian Institute
              Project) Series 1997,
              5.000% 02/01/17.......  Aaa        AAA      1,188

PRINCIPAL
 AMOUNT                               MOODY'S    S&P    VALUE
  (000)                                  RATINGS        (000)
---------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 1,085    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue,
              Series 1997B, AMT,
              (FGIC Insured),
              5.750% 10/01/03.......  Aaa        AAA   $  1,135
   3,500    Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series
              1993, (FGIC Insured),
              5.000% 07/01/06.......  Aaa        AAA      3,543
                                                       --------
                                                          5,866
                                                       --------
            MAINE -- 1.0%
   2,000    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05.......  Baa2       NR       1,951
                                                       --------
            TEXAS -- 1.7%
   2,250    Hurst-Euless-Bedford,
              Texas, Independent
              School District, GO
              Refunding, Series
              1998, (PSF-GTD),
              4.750% 08/15/28.......  Aaa        AAA      1,856
   1,750    Lamar, Texas,
              Consolidated
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              4.750% 02/15/20.......  Aaa        AAA      1,498
                                                       --------
                                                          3,354
                                                       --------
            VIRGINIA -- 1.8%
   4,000    Virginia State,
              Transportation Board
              Authority,
              Transportation
              Contract Revenue,
              (Northern Virginia
              Transportation
              District Project)
              Series 1996A,
              5.125% 05/15/21.......  Aa2        AA       3,651
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $194,842).......................    196,261
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                             VALUE
 (000)                                             (000)
----------------------------------------------------------
          INVESTMENT COMPANIES -- 1.6%
            (Cost $3,137)
  3,137   AIM Tax-Exempt Fund.................    $  3,137
                                                  --------
          TOTAL INVESTMENTS
            (Cost $197,979*)...........   98.8%    199,398
                                                  --------
          OTHER ASSETS AND
            LIABILITIES (NET)..........    1.2%
          Interest receivable.................    $  3,379
          Prepaid expenses....................           6
          Payable for Fund shares redeemed....          (2)
          Investment advisory fee payable.....         (29)
          Administration fee payable..........         (33)
          Shareholder servicing and
            distribution fees payable.........         (18)
          Distributions payable...............        (755)
          Accrued Trustees' fees and
            expenses..........................         (15)
          Accrued expenses and other
            liabilities.......................         (72)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).................       2,461
                                                  --------
          NET ASSETS...................  100.0%   $201,859
                                                  ========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income............................    $      2
          Accumulated net realized loss on
            investments sold..................         (44)
          Net unrealized appreciation of
            investments.......................       1,419
          Paid-in capital.....................     200,482
                                                  --------
          NET ASSETS..........................    $201,859
                                                  ========


                                                   VALUE
----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($177,725,395 / 16,644,974 shares
            outstanding)......................      $10.68
                                                     =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($17,464,918 / 1,635,731
            shares outstanding)...............      $10.68
                                                     =====
          Maximum sales charge................       3.25%
          Maximum offering price per share....      $11.04
          INVESTOR B SHARES:
            Net asset value and offering price
            per share** ($6,201,598 / 580,844
            shares outstanding)...............      $10.68
                                                     =====
          INVESTOR C SHARES:
          Net asset value and offering price
            per share** ($467,391 / 43,777
            shares outstanding)...............      $10.68
                                                     =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,243 and gross depreciation of $2,824 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $197,979.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   FGIC                                                                   12.42%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Transportation Revenue                                                 11.37%
   Housing Revenue                                                        11.23%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.5%
            MARYLAND -- 87.5%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10...........  Aa1       AA+    $   507
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.250% 07/15/11...........  Aa2       AA+        503
    300     Baltimore County, Maryland,
              Mortgage Revenue
              Refunding, (Kingswood
              Commons Project) Series
              1994A, (FHA Insured),
              5.750% 11/01/20...........  NR        AAA        296
  1,000     Baltimore County, Maryland,
              Pension Funding GO
              Refunding, Series 1998,
              5.000% 08/01/09...........  Aaa       AAA      1,005
    150     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1992B, AMT, (FGIC
              Insured),
              6.300% 10/15/08...........  Aaa       AAA        157
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08...........  Aaa       AAA        977
  1,000     Baltimore, Maryland,
              Convention Center Revenue
              Refunding, Series 1998,
              (MBIA Insured),
              5.000% 09/01/06...........  Aaa       AAA      1,017
    250     Baltimore, Maryland,
              Convention Center Revenue,
              Series 1994, (FGIC
              Insured), Prerefunded
              09/01/04 @ 100,
              6.150% 09/01/19...........  Aaa       AAA        268
  1,725     Baltimore, Maryland,
              Exchanged Revenue, Series
              1996A, (FGIC Insured),
              5.900% 07/01/10...........  Aaa       AAA      1,841
    250     Baltimore, Maryland, Port
              Facilities Revenue, (E.I.
              duPont de Nemours Project)
              Series 1985,
              6.500% 12/01/10...........  Aa3       AA-        268
    500     Baltimore, Maryland, Revenue
              Refunding, (Wastewater
              Projects) Series 1994A,
              (FGIC Insured),
              5.000% 07/01/22...........  Aaa       AAA        456

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21...........  Aaa       AAA    $   235
    400     Howard County, Maryland,
              Special Facilities
              Revenue, Series 1995A,
              6.000% 02/15/21...........  Aa        AAA        407
  1,000     Maryland State, Certificates
              of Participation, Series
              1999, AMT,
              4.750% 05/01/06...........  Aa3       AA         999
    500     Maryland State, Community
              Development
              Administration, Department
              of Housing and Community
              Development, Multi-Family
              Revenue, (Auburn Manor
              Apartments, LP Project)
              Series 1998A, AMT, (FNMA
              COLL),
              5.250% 10/01/19...........  Aaa       NR         473
    545     Maryland State, Community
              Development
              Administration, Department
              of Housing and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.500% 09/01/06...........  Aa2       NR         527
    500     Maryland State, Community
              Development
              Administration, Department
              of Housing and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11...........  Aa2       NR         470
    500     Maryland State, Community
              Development
              Administration, Department
              of Housing and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41...........  Aa2       NR         449
    500     Maryland State, Community
              Development
              Administration, Housing
              Development Revenue,
              Series 1998A, AMT,
              5.500% 07/01/30...........  Aa2       NR         467
    500     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30...........  Baa3      NR         477

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  200     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Doctors Hospital Inc.
              Project) Series 1993,
              5.750% 07/01/13...........  Baa1      BBB-   $   189
    200     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Greater Baltimore Medical
              Center Project) Series
              1993, (FGIC Insured),
              5.000% 07/01/13...........  Aaa       AAA        190
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding, (Johns
              Hopkins Hospital Project)
              Series 1993,
              5.600% 07/01/09...........  Aa2       AA-        309
    290     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Memorial Hospital of
              Cumberland Project) Series
              1992, Prerefunded 07/01/04
              @ 100,
              6.500% 07/01/10...........  A         AA+        314
    200     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Peninsula Regional
              Medical Center Project)
              Series 1993,
              5.000% 07/01/08...........  A         A          198
    110     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Anne Arundel
              Medical Center Project)
              Series 1993, (AMBAC
              Insured),
              5.250% 07/01/13...........  Aaa       AAA        108
    510     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of Notre
              Dame Project) Series 1998,
              (MBIA Insured),
              4.600% 10/01/14...........  Aaa       AAA        464
    460     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of Notre
              Dame Project) Series 1998,
              (MBIA Insured),
              5.300% 10/01/18...........  Aaa       AAA        445

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  100     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Frederick
              Memorial Hospital Project)
              Series 1993, (FGIC
              Insured),
              5.250% 07/01/13...........  Aaa       AAA    $    99
  1,720     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Hospital Charity
              Obligation Group) Series
              1997D, Mandatory Put
              11/01/03 @ 100,
              4.600% 11/01/26...........  Aa2       A1+      1,717
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09...........  Aaa       AAA      1,064
    425     Maryland State, Industrial
              Development Finance
              Authority, Revenue,
              (American Center for
              Physics Project) Series
              1992, (GTY-AGMT),
              6.375% 01/01/12...........  NR        BBB        439
    500     Maryland State, Stadium
              Authority, Lease Revenue,
              (Ocean City Convention
              Center Project) Series
              1995,
              5.375% 12/15/13...........  Aa        AA         501
  1,000     Maryland State, State and
              Local Facilities Loan GO,
              Series 1997-2,
              5.000% 08/01/06...........  Aaa       AAA      1,020
    500     Maryland State, State and
              Local Facilities Loan GO,
              Series 1997-2,
              5.000% 08/01/08...........  Aaa       AAA        505
  2,500     Maryland State, State and
              Local Facilities Loan GO,
              Series 1998-1,
              4.750% 03/01/07...........  Aaa       AAA      2,501
    500     Maryland State, State and
              Local Facilities Loan GO,
              Series 1998-1,
              5.000% 03/01/11...........  Aaa       AAA        495
     30     Maryland State,
              Transportation Authority,
              Special Obligation
              Revenue, (Baltimore -
              Washington D.C.
              International Airport
              Project) Series 1994A,
              AMT, (FGIC Insured),
              6.400% 07/01/19...........  Aaa       AAA         30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  500     Maryland State,
              Transportation Authority,
              Transportation Facilities
              Project Revenue, Series
              1978,
              6.800% 07/01/16...........  Aaa       AAA    $   568
    300     Maryland State,
              Transportation Authority,
              Transportation Facilities
              Project Revenue, Series
              1992,
              5.750% 07/01/15...........  A1        A+         302
    200     Maryland, Water Quality
              Financing Administration,
              Revolving Loan Fund
              Revenue, Series 1992A,
              6.550% 09/01/14...........  Aa2       AA         212
    250     Maryland, Water Quality
              Financing Administration,
              Revolving Loan Fund
              Revenue, Series 1993A,
              5.400% 09/01/10...........  Aa2       AA         252
    500     Montgomery County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998A,
              4.875% 05/01/06...........  Aaa       AAA        506
    250     Montgomery County, Maryland,
              Housing Opportunities
              Commission, Multi-Family
              Mortgage Revenue, Series
              1994A,
              6.000% 07/01/14...........  Aaa       NR         256
    300     Northeast Maryland, Solid
              Waste Disposal Authority,
              Revenue, (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              6.300% 07/01/16...........  A2        NR         309
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement
              Revenue, GO, Series 1999,
              (FSA Insured),
              5.125% 10/01/16...........  Aaa       AAA        953
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10...........  A1        A          526
    500     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.200% 06/15/06...........  Aaa       AAA        511

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993,
              5.500% 03/15/13...........  Aa3       AA     $   502
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13...........  Aa3       AA+        976
    200     Washington County, Maryland,
              Public Improvement GO,
              Series 1995, (MBIA
              Insured),
              5.800% 01/01/15...........  Aaa       AAA        204
    320     Washington County, Maryland,
              Sanitation District, GO
              Refunding, Series 1993F,
              (FGIC Insured),
              5.000% 01/01/04...........  Aaa       AAA        326
  1,000     Washington County, Maryland,
              Suburban Sanitation
              District Authority,
              General Construction GO
              Refunding, Series 1993,
              5.000% 06/01/04...........  Aa1       AA       1,022
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland, Sewer
              Disposal GO, Series 1992,
              Prerefunded 06/01/02 @
              102,
              5.800% 06/01/03...........  Aa1       AA       1,056
                                                           -------
                                                            30,868
                                                           -------
            DISTRICT OF COLUMBIA -- 1.6%
    200     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              4.900% 01/01/05...........  Aaa       AAA        202
    350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.000% 07/01/10...........  Aaa       AAA        374
                                                           -------
                                                               576
                                                           -------
            GUAM -- 1.7%
    600     Guam, Government GO, Series
              1993A,
              5.200% 11/15/08...........  NR        BBB-       592
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                   MOODY'S   S&P     VALUE
  (000)                                      RATINGS        (000)
------------------------------------------------------------------
            PUERTO RICO -- 2.5%
 $  500     Puerto Rico, Electric Power
              Authority, Power Revenue
              Refunding, Series 1995Y,
              (MBIA Insured),
              6.500% 07/01/06...........  Aaa       AAA    $   555
    335     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing
              Mortgage - Portfolio I)
              Series 1995, AMT, (GNMA/
              FNMA/FHLMC COLL),
              6.100% 10/01/15...........  Aaa       AAA        339
                                                           -------
                                                               894
                                                           -------
            TENNESSEE -- 2.2%
    730     McMinn County, Tennessee,
              Industrial Development
              Board, PCR, (Bowater,
              Inc. - Calhoun Newsprint
              Project) Series 1991, AMT,
              7.625% 03/01/16...........  Baa1      BBB        765
                                                           -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $33,973)............................    33,695
                                                           -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.0%
              (Cost $1,416)
  1,416     AIM Tax-Exempt Fund...........            $ 1,416
                                                      -------
            TOTAL INVESTMENTS
              (Cost $35,389*).............     99.5%   35,111
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).......................      0.5%
            Cash...................................   $     1
            Receivable for investment securities
              sold.................................        61
            Interest receivable....................       481
            Prepaid expenses.......................         7
            Payable for Fund shares redeemed.......      (147)
            Investment advisory fee payable........        (2)
            Administration fee payable.............        (6)
            Shareholder servicing and distribution
              fees payable.........................       (55)
            Distributions payable..................      (111)
            Accrued Trustees' fees and expenses....       (12)
            Accrued expenses and other
              liabilities..........................       (42)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       175
                                                      -------
            NET ASSETS....................    100.0%  $35,286
                                                      =======

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $     8
            Accumulated net realized loss on
              investments sold.....................       (82)
            Net unrealized depreciation of
              investments..........................      (278)
            Paid-in capital........................    35,638
                                                      -------
            NET ASSETS.............................   $35,286
                                                      =======
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($17,220,752 / 1,798,413 shares
              outstanding).........................     $9.58
                                                        -----
                                                        -----
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,728,351 / 180,479
              shares outstanding)..................     $9.58
                                                        -----
                                                        -----
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.06
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($16,136,165 / 1,685,145
              shares outstanding)..................     $9.58
                                                        -----
                                                        -----
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($200,616 / 20,957 shares
              outstanding).........................     $9.57
                                                        -----
                                                        -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $496 and gross depreciation of $774 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $35,389.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Maryland Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   FGIC                                                                   14.61%

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Housing Revenue                                                        10.69%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.9%
            NORTH CAROLINA -- 90.7%
 $1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              5.000% 03/01/03.........  Aa2       AA     $  1,020
  1,250     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Revenue
              Refunding, Series 1991A,
              Prerefunded 07/01/01 @
              102,
              6.750% 07/01/09.........  Aaa       NR        1,329
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              6.750% 07/01/16.........  A         NR            5
  1,000     Charlotte, North Carolina,
              GO Refunding, Series
              1993,
              4.500% 02/01/03.........  Aaa       AAA       1,006
  3,055     Charlotte, North Carolina,
              GO Refunding, Series
              1995,
              5.000% 06/01/05.........  Aaa       AAA       3,119
  1,240     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.375% 01/01/09.........  Aa3       AA        1,309
    425     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA          440
  1,000     Charlotte, North Carolina,
              Public Improvement GO,
              Series 1990A,
              Prerefunded 10/01/00 @
              102,
              6.900% 10/01/05.........  Aaa       AAA       1,050
  1,800     Charlotte, North Carolina,
              Public Improvement GO,
              Series 1991, Prerefunded
              02/01/01 @ 102,
              6.500% 02/01/07.........  Aaa       AAA       1,890
  1,000     Charlotte, North Carolina,
              Water and Sewer GO,
              Series 1994, Prerefunded
              02/01/04 @ 102,
              5.800% 02/01/16.........  Aaa       AAA       1,069
  1,670     Charlotte, North Carolina,
              Water and Sewer GO,
              Series 1996,
              5.500% 05/01/06.........  Aaa       AAA       1,746

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17.........  Aa3       AA     $  1,829
  2,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22.........  Aa3       AA        2,267
    760     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.375% 01/01/09.........  Aa3       AA          808
    705     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20.........  Aa3       AA          748
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/01.........  Aaa       AAA       2,541
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02.........  Aaa       AAA       2,554
  1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05.........  Aaa       AAA       1,024
  2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System Revenue,
              Series 1992,
              6.300% 06/01/04.........  A         BBB+      2,135
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05.........  Aa2       AA-         529
  1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02.........  Aaa       AAA       1,028
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03.........  Aaa       AAA       1,785

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03.........  Aaa       AAA    $  2,350
  1,500     Durham County, North
              Carolina, GO Refunding,
              Series 1992,
              5.200% 03/01/07.........  Aaa       AAA       1,540
  2,000     Durham County, North
              Carolina, GO, Series
              1992,
              5.750% 02/01/06.........  Aaa       AAA       2,092
  1,000     Durham County, North
              Carolina, GO, Series
              1993,
              4.500% 05/01/00.........  Aaa       AAA       1,005
  1,000     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1990,
              (FGIC Insured),
              Prerefunded 03/01/00 @
              102,
              6.750% 03/01/07.........  Aaa       AAA       1,032
  2,000     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              4.500% 03/01/04.........  Aaa       AAA       2,001
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07.........  Aaa       AAA       1,180
  2,000     Forsyth County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06.........  Aaa       AAA       2,010
    500     Gastonia, North Carolina,
              Water Revenue and Street
              Improvement GO, Series
              1993, (FGIC Insured),
              5.200% 04/01/02.........  Aaa       AAA         512
  1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18.........  A1        AA-         910
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08.........  A1        AA-       1,356
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Revenue,
              Series 1994,
              6.000% 09/01/10.........  A2        A+        2,105
  1,000     Guilford County, North
              Carolina, GO, Series
              1993,
              5.300% 04/01/04.........  Aa1       AA+       1,032

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa1      BBB         911
  1,000     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/05.........  A1        A+        1,056
    500     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/08.........  A1        A+          528
  1,250     High Point, North
              Carolina, GO, Series
              1990, Prerefunded
              06/01/00 @ 102,
              6.900% 06/01/04.........  Aa3       AA        1,300
  1,095     Iredell County, North
              Carolina, GO, Series
              1997,
              4.750% 02/01/16.........  Aa3       A+          978
  1,160     Lee County, North
              Carolina, GO, Series
              1992,
              6.000% 02/01/06.........  A1        A+        1,219
    750     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04.........  A2        BBB         763
  1,000     Mecklenburg County, North
              Carolina, GO, Series
              1991, Prerefunded
              04/01/01 @ 102,
              6.200% 04/01/06.........  Aaa       AAA       1,049
  1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A         1,003
  1,195     Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.700% 06/01/11.........  Aaa       AAA       1,245
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995,
              5.500% 03/01/10.........  Aa3       AA-       2,293

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       78

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     North Carolina State, GO,
              Series 1992A,
              6.100% 03/01/01.........  Aaa       AAA    $  2,056
  1,925     North Carolina State, GO,
              Series 1994A,
              4.700% 02/01/04.........  Aaa       AAA       1,945
  1,800     North Carolina State, GO,
              Series 1994A,
              Prerefunded 02/01/01 @
              102
              4.700% 02/01/01.........  Aaa       AAA       1,815
  1,500     North Carolina State, GO,
              Series 1997,
              5.100% 06/01/09.........  Aaa       AAA       1,517
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06.........  Aaa       AAA       4,093
  1,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/08.........  Aaa       AAA       1,016
  2,150     North Carolina State, GO,
              Series 1998A,
              4.750% 04/01/13.........  Aaa       AAA       2,021
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17.........  Aaa       BBB       2,006
  1,000     North Carolina,
              Educational Facilities
              Finance Agency, Revenue,
              (Davidson College
              Project) Series 1992,
              5.100% 12/01/00.........  NR        AA        1,015
  1,000     North Carolina,
              Educational Facilities
              Finance Agency, Revenue,
              (Duke University
              Project) Series 1991C,
              6.625% 10/01/08.........  Aa1       AA+       1,060
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series 1992B,
              (FHA COLL),
              6.900% 07/01/24.........  Aa2       AA        2,053
  3,000     North Carolina, Housing
              Finance Agency, Revenue,
              Series 1999A-3, AMT,
              5.150% 01/01/19.........  Aa2       AA        2,749
  4,030     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership Project)
              Series 1998A-1, AMT,
              5.350% 01/01/17.........  Aa2       AA        3,817
    635     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 03/01/03.........  Aa        AA          656

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
   $640     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 09/01/03.........  Aa        AA         $664
    925     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15.........  Aa        AA          956
  3,000     North Carolina, Housing
              Financing Agency, Series
              1999A-5, AMT,
              5.550% 01/01/19.........  Aa2       AA        2,890
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (North
              Carolina Baptist
              Hospital Project) Series
              1992A,
              5.250% 06/01/00.........  Aa3       AA        2,020
  3,845     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/07.........  Aaa       AAA       3,870
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08.........  Aaa       AAA       2,607
  1,830     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.100% 10/01/10.........  Aaa       AAA       1,813
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Presbyterian
              Health Care Services
              Project) Series 1993,
              5.250% 10/01/04.........  Aa        AA        2,064
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Presbyterian
              Health Care Services
              Project) Series 1993,
              5.300% 10/01/05.........  Aa        AA        1,033

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       79

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Presbyterian
              Health Care Services
              Project) Series 1993,
              5.500% 10/01/14.........  Aa        AA     $  2,987
  2,640     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Carolina Medicorp Inc.
              Project) Series 1996,
              5.100% 05/01/07.........  Aa3       AA        2,678
  2,450     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Carolina Medicorp Inc.
              Project) Series 1996,
              5.250% 05/01/09.........  Aa3       AA        2,479
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Duke University
              Hospital Project) Series
              1996C,
              5.250% 06/01/17.........  Aa3       AA        1,892
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.000% 02/15/05.........  Aaa       AAA       2,036
  4,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Grace Hospital,
              Inc. - Morganton
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/16.........  Aaa       AAA       3,755
  1,795     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/07.........  Baa1      A         1,664
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Moore Regal Hospital
              Project) Series 1993,
              5.200% 10/01/13.........  Aa3       A+        1,441
  2,225     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-       1,813

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Presbyterian Healthcare
              Services Project) Series
              1992,
              5.200% 10/01/00.........  Aa3       AA     $  1,013
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              5.400% 06/01/02.........  A1        A+        1,974
  1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              5.600% 06/01/04.........  Aaa       A+        1,712
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded 06/01/03 @
              102,
              6.250% 06/01/17.........  Aaa       A+        3,234
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06.........  Aaa       AAA       1,024
  3,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              5.200% 01/01/00.........  Aaa       AAA       3,010
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              5.500% 01/01/01.........  Aaa       AAA       1,015
  2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07.........  Aaa       AAA       2,267
  1,000     North Carolina, Municipal
              Power Agency, Refunding
              Number 1, Catawba
              Electric Revenue, Series
              1990, Prerefunded
              01/01/00 @ 102,
              7.000% 01/01/06.........  Aaa       BBB+      1,028

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT, (GTD
              STD LNS),
              5.300% 07/01/03.........  A         NR     $  1,019
  1,625     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/12.........  Aa1       AA+       1,656
  2,000     Piedmont Triad Airport
              Authority, North
              Carolina, Revenue
              Refunding, Series 1990A,
              (MBIA Insured),
              6.800% 07/01/05.........  Aaa       AAA       2,082
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10.........  Aaa       NR        1,264
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue, Series
              1996,
              5.250% 03/01/07.........  Aa1       AA+       1,027
  1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16.........  Aaa       AAA       1,865
  2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08.........  Aa3       A+        2,134
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06.........  NR        AA-       1,093
  1,090     Rocky Mount, North
              Carolina, GO Refunding,
              Series 1998, (MBIA
              Insured),
              5.000% 02/01/10.........  Aaa       AAA       1,086
    750     Rutherford County, North
              Carolina, GO, Series
              1991, (MBIA Insured),
              6.400% 06/01/01.........  Aaa       AAA         777
  1,000     Union County, North
              Carolina, School
              District GO, Series
              1991, Prerefunded
              04/01/01 @ 101,
              6.500% 04/01/03.........  A1        AA-       1,043
    500     Union County, North
              Carolina, School
              District GO, Series
              1992,
              5.800% 03/01/05.........  A1        AA-         524

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,690     University of North
              Carolina, Chapel Hill,
              Hospital, Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12.........  Aaa       AAA    $  1,676
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.400% 02/15/01.........  Aa3       AA        1,016
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.500% 02/15/02.........  Aa3       AA        1,027
  2,500     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1996,
              5.000% 02/15/29.........  Aa3       AA        2,160
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04.........  Aaa       AAA       1,011
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06.........  Aa2       AA        3,573
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09.........  Aa2       AA        1,001
  1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11.........  Aa2       AA        1,579
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05.........  Aaa       AAA       1,007
  2,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26.........  Aaa       AAA       1,933
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06.........  Aaa       AAA         997

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05.........  Aaa       AAA    $  1,217
  1,370     Wilmington, North
              Carolina, GO Refunding,
              Series 1997B, (FGIC
              Insured),
              5.000% 04/01/08.........  Aaa       AAA       1,379
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11.........  Aaa       NR          988
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13.........  Aaa       NR          968
  1,000     Winston-Salem, North
              Carolina, Water and
              Sewer Systems Revenue
              Refunding, Series 1997,
              5.500% 06/01/07.........  Aa2       AA+       1,043
                                                         --------
                                                          183,604
                                                         --------
            ALABAMA -- 1.6%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22.........  Baa1      BBB       3,152
                                                         --------
            MISSOURI -- 0.7%
  1,500     Kansas City, Missouri,
              Industrial Development
              Authority, IDR, (Owens-
              Illinois,
              Inc. - Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.900% 12/31/08.........  Baa2      NR        1,428
                                                         --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07.........  Aaa       AAA       1,147
                                                         --------
            TENNESSEE -- 0.8%
  1,720     Metropolitan Government
              Nashville and Davidson
              County, Tennessee,
              Hospital Revenue,
              (Charity Obligation
              Group Project) Series
              1999A,
              4.550% 11/01/10.........  Aa2       AA+       1,606
                                                         --------

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            TEXAS -- 0.9%
 $1,865     Waxahachie, Texas,
              Independent School
              District, GO Refunding,
              Series 1997, (PSFG
              Insured),
              5.250% 08/15/07.........  Aaa       NR       $1,910
                                                         --------
            WASHINGTON -- 0.6%
  1,150     Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07.........  Aaa       AAA       1,215
                                                         --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $191,790).........................    194,062
                                                         --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 3.0%
              (Cost $5,988)
    5,988   AIM Tax-Exempt Fund................       5,988
                                                   --------
            TOTAL INVESTMENTS
              (Cost $197,778*)..........   98.9%    200,050
                                                   --------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    1.1%
            Cash...............................    $      1
            Receivable for Fund shares sold....         110
            Interest receivable................       3,112
            Prepaid expenses...................           6
            Payable for Fund shares redeemed...          (1)
            Investment advisory fee payable....         (30)
            Administration fee payable.........         (33)
            Shareholder servicing and
              distribution fees payable........          (3)
            Distributions payable..............        (772)
            Payable for investment securities
              purchased........................        (110)
            Accrued Trustees' fees and
              expenses.........................         (13)
            Accrued expenses and other
              liabilities......................         (63)
                                                   --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................       2,204
                                                   --------
            NET ASSETS..................  100.0%   $202,254
                                                   ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................    $     81
            Accumulated net realized loss on
              investments sold.................         (80)
            Net unrealized appreciation of
              investments......................       2,272
            Paid-in capital....................     199,981
                                                   --------
            NET ASSETS.........................    $202,254
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       82

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
-----------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($186,644,768 / 18,137,431 shares
              outstanding).....................      $10.29
                                                     ------
                                                     ------
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($9,736,507 / 946,157 shares
              outstanding).....................      $10.29
                                                     ------
                                                     ------
            Maximum sales charge...............       3.25%
            Maximum offering price per share...      $10.64
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($5,779,670 / 561,670
              shares outstanding)..............      $10.29
                                                     ------
                                                     ------
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($92,989 / 9,036
              shares outstanding)..............      $10.29
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $5,131 and gross depreciation of $2,859 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $197,778.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   10.90%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Hospital Revenue                                                       24.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.5%
            NORTH CAROLINA -- 94.1%
 $ 1,050    Catawba County, North
              Carolina, GO, Series
              1997,
              4.750% 06/01/13.........  Aa2       AA-    $   983
     525    Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA         544
   1,600    Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              6.000% 01/15/09.........  Aa3       AA       1,713
   2,000    Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22.........  Aa3       AA       1,815
     975    Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20.........  Aa3       AA       1,034
   1,000    Craven County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, PCR
              Refunding, (Weyerhaeuser
              Company Project) Series
              1992,
              6.350% 01/01/10.........  NR        A        1,045
   1,340    Greensboro, North
              Carolina, Special
              Obligation Revenue,
              Series 1997,
              5.200% 06/01/11.........  Aa3       AA-      1,345
   1,000    Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa1      BBB        911

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 2,000    Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Weyerhaeuser Company
              Project) Series 1993,
              AMT,
              5.650% 12/01/23.........  A2        A      $ 1,878
   1,000    Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11.........  Aaa       AAA      1,077
   2,000    Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A        2,004
   1,000    Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue,
              Series 1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14.........  A3        A        1,074
   1,000    Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.600% 06/01/10.........  Aaa       AAA      1,041
   1,000    New Hanover County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1994, AMT,
              6.500% 08/01/14.........  Baa2      BBB      1,030
   1,000    North Carolina State, GO,
              Series 1997,
              5.100% 06/01/06.........  Aaa       AAA      1,024
   1,000    North Carolina State, GO,
              Series 1997,
              5.100% 06/01/09.........  Aaa       AAA      1,012
   1,000    North Carolina State, GO,
              Series 1998A,
              4.750% 04/01/13.........  Aaa       AAA        940
   1,210    North Carolina, Housing
              Finance Agency, Revenue,
              (Home Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20.........  Aa2       AA       1,092

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,000    North Carolina, Housing
              Finance Agency, Revenue,
              Series 1999A-3, AMT,
              5.150% 01/01/19.........  Aa2       AA     $   916
     765    North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1992U, (GNMA/FNMA
              COLL),
              6.700% 03/01/18.........  Aa        AA         796
     895    North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994W,
              6.200% 09/01/09.........  Aa2       AA         924
   1,000    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Carolina Medicorp Inc.
              Project) Series 1996,
              5.100% 05/01/07.........  Aa3       AA       1,014
   1,130    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.250% 02/15/07.........  Aaa       AAA      1,159
   1,000    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Grace Hospital,
              Inc.-Morganton Project)
              Series 1996, (AMBAC
              Insured),
              5.250% 10/01/16.........  Aaa       AAA        939
     860    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06.........  Baa1      A          810
   1,500    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-      1,222
   1,000    North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded 06/01/03 @
              102,
              6.250% 06/01/17.........  Aaa       A+       1,078

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial Hospital
              Project), Series 1998 B,
              5.000% 12/01/18.........  Aa3       AA-    $   896
   1,000    North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              6.200% 01/01/18.........  Aaa       AAA      1,027
   1,500    Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09.........  Aaa       AAA      1,572
   1,000    Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/14.........  Aa1       AA+      1,004
   1,000    Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21.........  Aaa       NR         937
   1,950    Wake County, North
              Carolina, Special
              Obligation Revenue,
              (Solid Waste Management
              Projects) Series 1997,
              5.000% 02/01/05.........  Aa2       AA       1,985
   1,000    Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15.........  A1        A+       1,016
                                                         -------
                                                          38,857
                                                         -------
            FLORIDA -- 2.4%
   1,000    St. Johns County, Florida,
              Industrial Development
              Authority, Revenue,
              (World Golf Foundation
              Project) Series 1997A,
              (MBIA Insured),
              5.500% 03/01/17.........  Aaa       AAA        990
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $39,726)..........................    39,847
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                               VALUE
 (000)                                               (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 2.6%
            (Cost $1,083)
  1,083   AIM Tax-Exempt Fund....................   $ 1,083
                                                    -------
          TOTAL INVESTMENTS
            (Cost $40,809*)...............   99.1%   40,930
                                                    -------
          OTHER ASSETS AND
            LIABILITIES (NET).............    0.9%
          Receivable for investment securities
            sold.................................   $    15
          Interest receivable....................       617
          Prepaid expenses.......................         7
          Payable for Fund shares redeemed.......       (34)
          Investment advisory fee payable........        (3)
          Administration fee payable.............        (7)
          Shareholder servicing and distribution
            fees payable.........................       (12)
          Distributions payable..................      (142)
          Accrued Trustees' fees and expenses....       (13)
          Accrued expenses and other
            liabilities..........................       (51)
                                                    -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................       377
                                                    -------
          NET ASSETS......................  100.0%  $41,307
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    21
          Accumulated net realized loss on
            investments sold.....................      (840)
          Net unrealized appreciation of
            investments..........................       121
          Paid-in capital........................    42,005
                                                    -------
          NET ASSETS.............................   $41,307
                                                    =======

                                                     VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($17,231,778 / 1,796,698 shares
            outstanding).........................     $9.59
                                                      -----
                                                      -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($1,039,859 / 108,418
            shares outstanding)..................     $9.59
                                                      -----
                                                      -----
          Maximum sales charge...................     4.75%
          Maximum offering price per share.......    $10.07
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($23,032,206 / 2,401,435
            shares outstanding)..................     $9.59
                                                      -----
                                                      -----
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($2,779 / 290 shares
            outstanding).........................     $9.59
                                                      -----
                                                      -----

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $965 and gross depreciation of $844 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $40,809.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

 AMBAC                                                                    10.08%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

 Hospital Revenue                                                         24.69%
 Industrial Development Revenue/Pollution Control Revenue                 16.77%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.2%
            SOUTH CAROLINA -- 96.2%
 $ 1,100    Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03........  A1        A+     $  1,168
   1,300    Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04........  A1        A+        1,380
   1,240    Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 07/01/03........  Aaa       AAA       1,273
   1,000    Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 07/01/06........  Aaa       AAA       1,038
   1,500    Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/07........  Aaa       AAA       1,557
   1,000    Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/08........  Aaa       AAA       1,033
   1,000    Beaufort County, South
              Carolina, GO, Series
              1993, (MBIA Insured),
              5.600% 12/01/08........  Aaa       AAA       1,026
   1,415    Beaufort County, South
              Carolina, GO, Series
              1993, (MBIA Insured),
              5.650% 12/01/09........  Aaa       AAA       1,453
   2,000    Beaufort County, South
              Carolina, School
              District, GO, Series
              1991, (AMBAC Insured,
              SCSDE),
              6.250% 02/01/01........  Aaa       AAA       2,056
   2,000    Beaufort County, South
              Carolina, School
              District, GO, Series
              1991, (AMBAC Insured,
              SCSDE),
              6.300% 02/01/02........  Aaa       AAA       2,057
   1,000    Beaufort County, South
              Carolina, School
              District, GO, Series
              1991, (AMBAC Insured,
              SCSDE),
              6.400% 02/01/03........  Aaa       AAA       1,029

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.300% 05/01/04........  Aaa       AAA    $  1,032
   1,000    Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05........  Aaa       AAA       1,037
   1,000    Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06........  Aaa       AAA       1,037
   1,000    Berkeley County, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1991, (MBIA
              Insured), Prerefunded
              06/01/01 @ 102,
              7.000% 06/01/16........  Aaa       AAA       1,065
   1,000    Camden, South Carolina,
              Combined Public
              Utilities Revenue,
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17........  Aaa       AAA         978
   2,370    Charleston County, South
              Carolina, Hospital
              Facilities Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15........  Aaa       AAA       2,241
   3,000    Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10........  Aaa       AAA       3,056
   1,000    Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health Project)
              Series 1992, (MBIA
              Insured), 6.000%
              10/01/09...............  Aaa       AAA       1,053

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994, (State
              Aid Withholding),
              5.500% 06/01/14........  Aa3       AA     $  1,002
   1,040    Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06........  Aaa       AAA       1,097
   5,105    Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08........  A1        AA-       5,210
   1,000    Charleston, South
              Carolina, Waterworks
              and Sewer Revenue
              Refunding, Series 1991,
              5.750% 01/01/04........  A1        AA-       1,044
   1,645    Cherokee County, South
              Carolina, School
              District Number 1, GO,
              Series 1997, (SCSDE),
              5.000% 03/01/02........  Aa1       AA        1,673
   1,500    Clemson University, South
              Carolina, Stadium
              Refunding Bonds,
              Student and Faculty
              Housing, Series 1991-M,
              (MBIA Insured),
              Prerefunded 06/01/01 @
              100,
              6.550% 06/01/07........  Aaa       AAA       1,558
   1,000    Columbia, South Carolina,
              Parking Facilities
              Revenue Refunding,
              Series 1994, (AMBAC
              Insured), 5.750%
              12/01/09...............  Aaa       AAA       1,042
   6,000    Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa        AA        6,207
   2,700    Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991,
              4.610%+ 02/01/03.......  Aa        AA        2,318
   1,285    Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue,
              Unrefunded Balance,
              Series 1991,
              6.500% 02/01/02........  Aa        AA        1,346

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23........  A1        AA-    $    986
   3,020    Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT,
              6.125% 06/01/25........  A2        A         3,046
   1,500    Darlington County, South
              Carolina, PCR,
              (Carolina Power &
              Light - Annual Tender
              Project) Series 1983,
              6.600% 11/01/10........  A2        A1+       1,616
   1,000    Darlington County, South
              Carolina, PCR,
              (Carolina Power & Light
              Project) Series 1983,
              (MBIA-IBC Insured),
              6.600% 11/01/10........  Aaa       AAA       1,080
   2,000    Florence County, South
              Carolina, Hospital
              Revenue, (McLeod
              Regional Hospital
              Center
              Project) Series 1998A,
              (MBIA Insured), 5.000%
              11/01/18...............  Aaa       AAA       1,802
   1,000    Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured), 4.700%
              03/01/01...............  Aaa       AAA       1,008
   1,250    Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.150% 03/01/06........  Aaa       AAA       1,274
   1,225    Georgetown County, South
              Carolina, Environmental
              Revenue, (International
              Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21........  A3        BBB+      1,162
   2,000    Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1992,
              6.250% 06/15/05........  A3        BBB+      2,081
   4,000    Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  A3        BBB+      3,733

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              5.900% 06/01/01........  Aaa       AAA    $  1,028
   1,000    Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02........  Aaa       AAA       1,042
   1,950    Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05........  Aaa       AAA       2,072
   1,000    Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07........  Aaa       AAA       1,065
   1,000    Greenville County, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project) Series 1990,
              7.500% 10/01/07........  A1        NR        1,030
   1,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04........  NR        AA        1,022
   4,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05........  NR        AA        4,106
   2,400    Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11........  NR        AA        2,368
   1,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07........  Aa3       AA        1,020
   4,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17........  Aa3       AA        3,701
   2,000    Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements, Series
              1997,
              6.000% 02/01/06........  Aa1       AA        2,138

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements, Series
              1997,
              6.000% 02/01/08........  Aa1       AA     $  1,073
   1,885    Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06........  Aaa       AAA       1,961
   2,000    Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07........  Aaa       AAA       2,070
   1,060    Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08........  Aaa       AAA       1,091
   1,100    Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.750% 07/01/10........  Aaa       AAA       1,044
   1,200    Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.875% 07/01/11........  Aaa       AAA       1,135
   1,220    Horry County, South
              Carolina, School
              District, GO, Series
              1990, (SCSDE),
              7.000% 01/01/04........  A2        AA        1,294
   1,275    Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE),
              5.700% 03/01/16........  Aaa       AAA       1,278
   1,000    Kershaw County, South
              Carolina, School
              District, GO, Series
              1991, (SCSDE),
              Prerefunded 07/01/01 @
              102,
              6.400% 07/01/06........  A3        AA        1,056

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,725    Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07........  Aaa       AAA    $  1,854
   1,180    Lexington County, South
              Carolina, Health
              Service District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06........  Aaa       AAA       1,213
   5,000    Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21........  Aaa       AAA       4,497
   2,000    Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              5.450% 04/01/19........  NR        AA        1,874
   2,000    Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/01........  A3        A         2,075
   4,500    Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/02........  A3        A         4,684
   3,725    Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.200% 07/01/05........  A3        A         3,881
   2,500    Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03........  Aaa       AAA       2,546
   1,750    North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07........  A2        AA-       1,817
   1,725    North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08........  A2        AA-       1,796

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02........  Aaa       AAA    $  1,044
   3,025    Oconee County, South
              Carolina, PCR,
              Refunding, (Duke Power
              Company Project) Series
              1993,
              5.800% 04/01/14........  Aa2       AA-       3,050
   1,000    Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13........  Aaa       AAA         967
   1,850    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1991,
              (FGIC Insured),
              6.850% 01/01/07........  Aaa       AAA       1,939
   1,000    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1991A, (FGIC Insured),
              6.250% 01/01/13........  Aaa       AAA       1,051
   1,600    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.000% 01/01/05........  Aaa       AAA       1,703
   4,000    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA       4,000
   1,715    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue,
              Unrefunded Balance,
              Series 1991A, (FGIC
              Insured),
              6.125% 01/01/03........  Aaa       AAA       1,793
   2,040    Richland County, South
              Carolina, GO Refunding,
              Series 1991,
              5.900% 12/01/01........  Aa2       AA        2,115
   2,020    Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.750% 03/01/03........  Aa2       AA        2,043

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 2,120    Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.850% 03/01/04........  Aa2       AA     $  2,150
   2,250    Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.950% 03/01/05........  Aa2       AA        2,285
   1,000    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992B,
              6.625% 05/01/22........  A3        BBB+      1,042
   4,000    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  A3        BBB+      4,115
   1,000    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              6.350% 11/01/07........  A3        BBB+      1,054
   5,000    Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22........  Aa3       AA        4,235
   1,330    Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.800% 03/01/03........  Aaa       AAA       1,346
   1,590    Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.900% 03/01/04........  Aaa       AAA       1,615
   1,655    Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              5.000% 03/01/05........  Aaa       AAA       1,683
   1,395    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22........  A1        BBB+      1,480

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03........  Aaa       AAA    $  1,042
   2,000    Rock Hill, South
              Carolina, School
              District Number 3, GO
              Refunding, Series
              1992B, (FGIC Insured,
              SCSDE),
              5.900% 02/01/02........  Aaa       AAA       2,070
   2,000    South Carolina State, GO
              Capital Improvement,
              Series 1994A,
              4.250% 03/01/09........  Aaa       AAA       1,885
   6,135    South Carolina State, GO
              Capital Improvement,
              Series 1996A,
              3.500% 07/01/06........  Aaa       AAA       5,644
   5,000    South Carolina State, GO
              Refunding, Capital
              Improvement, Series
              1993,
              4.500% 04/01/05........  Aaa       AAA       4,989
   1,750    South Carolina State, GO,
              Series 1991W,
              6.000% 05/01/01........  Aaa       AAA       1,801
   5,000    South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24........  NR        BBB       5,165
   2,440    South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing Revenue,
              (Windsor Shores
              Project) Series 1993B,
              (FHA Insured),
              5.600% 07/01/16........  NR        AA        2,385
   3,375    South Carolina State,
              Jobs Economic
              Development Authority,
              Hospital Facilities
              Revenue, Series 1999,
              (FSA Insured),
              5.300% 02/01/14........  Aaa       AAA       3,244
   4,565    South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13........  Aaa       AAA       4,387

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1991B,
              6.600% 07/01/01........  Aaa       AAA    $  1,041
   2,500    South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.000% 07/01/01........  Aa2       AA-       2,532
   1,000    South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1991B,
              6.700% 07/01/02........  Aa2       AA-       1,056
   2,000    South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 01/01/13........  Aaa       AAA       2,026
   4,000    South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA       3,837
   1,500    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc. Project)
              Series 1995, (CONNIE
              LEE Insured),
              6.150% 03/01/15........  NR        AAA       1,546
   6,500    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina Baptist
              Hospital Project)
              Series 1993, (AMBAC
              Insured),
              5.450% 08/01/15........  Aaa       AAA       6,312
     165    South Carolina, State
              Housing Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              5.550% 07/01/15........  Aa        AA          163
   4,595    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/FHA
              COLL),
              6.800% 11/15/11........  Aaa       NR        4,799

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 3,000    South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.200% 07/01/05........  Aa2       AA-    $  3,172
   1,000    South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11........  Aa2       AA-       1,058
   1,000    South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03........  Aa2       AA-       1,024
   1,500    South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05........  Aaa       AAA       1,543
   2,000    South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC Insured),
              5.100% 01/01/11........  Aaa       AAA       1,974
   5,000    South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/12........  Aaa       AAA       4,841
   1,025    Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.800% 02/01/05........  Aa2       AA-       1,079
   1,005    Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/06........  Aa2       AA-       1,050
   1,000    Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/09........  Aa2       AA-       1,036
   1,000    Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series
              1997B, (MBIA Insured),
              5.125% 04/15/17........  Aaa       AAA         914
   3,445    Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.200% 06/01/09........  A1        AA-       3,617

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 10/01/07........  Aaa       AAA    $  1,068
   1,000    Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.800% 03/01/03........  Aaa       AAA       1,041
   1,000    Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 03/01/04........  Aaa       AAA       1,040
   2,500    Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 03/01/02........  Aaa       AAA       2,541
   1,000    Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10........  Aaa       AAA       1,020
   1,000    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  A2        A+          945
   4,000    York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project) Series
              1991B,
              6.850% 04/01/01........  Baa1      BBB       4,082
                                                        --------
                                                         255,364
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $249,662)..........................    255,364
                                                        --------

  SHARES                                            VALUE
  (000)                                             (000)
-----------------------------------------------------------
             INVESTMENT COMPANIES -- 3.5%
               (Cost $9,295)
     9,295   AIM Tax-Exempt Fund................   $  9,295
                                                   --------
             TOTAL INVESTMENTS
               (Cost $258,957*)..........   99.7%   264,659
                                                   --------
             OTHER ASSETS AND
               LIABILITIES (NET).........    0.3%
             Receivable for Fund shares sold....   $     65
             Interest receivable................      4,007
             Prepaid expenses...................          5
             Payable for Fund shares redeemed...        (15)
             Investment advisory fee payable....        (43)
             Administration fee payable.........        (44)
             Shareholder servicing and
               distribution fees payable........        (25)
             Distributions payable..............     (1,047)
             Payable for investment securities
               purchased........................     (2,059)
             Accrued Trustees' fees and
               expenses.........................        (15)
             Accrued expenses and other
               liabilities......................        (80)
                                                   --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)................        749
                                                   --------
             NET ASSETS..................  100.0%  $265,408
                                                   ========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income...........................   $     26
             Accumulated net realized gain on
               investments sold.................         68
             Net unrealized appreciation of
               investments......................      5,702
             Paid-in capital....................    259,612
                                                   --------
             NET ASSETS.........................   $265,408
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                    VALUE
-----------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($234,022,617 / 22,581,972 shares
               outstanding).....................     $10.36
                                                     ------
                                                     ------
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($19,921,165 / 1,922,288 shares
               outstanding).....................     $10.36
                                                     ------
                                                     ------
             Maximum sales charge...............      3.25%
             Maximum offering price per share...     $10.71
             INVESTOR B SHARES:
             Net asset value and offering price
               per share** ($8,436,860 / 814,115
               shares outstanding)..............     $10.36
                                                     ------
                                                     ------
             INVESTOR C SHARES:
             Net asset value and offering price
               per share** ($3,027,842 / 292,147
               shares outstanding)..............     $10.36
                                                     ------
                                                     ------

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $8,558 and gross depreciation of $2,856 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $258,957.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                18.31%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Hospital Revenue                                                    19.24%
   Water Revenue                                                       17.95%
   Industrial Development Revenue/
     Pollution Control Revenue                                         11.52%
   Electric Revenue                                                    11.45%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 92.8%
            SOUTH CAROLINA -- 87.9%
 $  750     Berkeley County, South
              Carolina, PCR, (South
              Carolina Electric and Gas
              Company Project) Series
              1984, (GTY-AGMT, Scana
              Corporation),
              6.500% 10/01/14             A2       A      $   799
    525     Camden, South Carolina,
              Combined Public Utilities
              Revenue, Refunding,
              Series 1997, (MBIA
              Insured),
              4.900% 03/01/06..........  Aaa       AAA        530
    500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon Secours
              Health Systems Project)
              Series 1993, (FSA
              Insured),
              5.625% 08/15/25..........  Aaa       AAA        499
    500     Charleston, South Carolina,
              GO, Series 1991,
              Prerefunded 06/01/01 @
              102,
              6.500% 06/01/11..........  Aa        NR         528
  1,000     Chester County, South
              Carolina, IDR, Refunding,
              (Springs Industries Inc
              Project) Series 1992,
              7.350% 02/01/14..........  NR        BBB+     1,049
    500     Clemson University, South
              Carolina, Stadium
              Refunding Bonds, Student
              and Faculty Housing,
              Series 1991-M, (MBIA
              Insured), Prerefunded
              06/01/01 @ 100,
              6.600% 06/01/08..........  Aaa       AAA        520
  1,000     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09..........  Aa        AA       1,034
    750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23..........  A1        AA-        740
    500     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company Project)
              Series 1995, AMT,
              6.125% 06/01/25..........  A2        A          504
    500     Darlington County, South
              Carolina, PCR, (Carolina
              Power & Light - Annual
              Tender Project) Series
              1983,
              6.600% 11/01/10..........  A2        A1+        539

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $  500     Dorchester County, South
              Carolina, School District
              Number 2, GO Refunding,
              Series 1995, (FGIC
              Insured SCSDE),
              4.800% 07/01/05..........  Aaa       AAA    $   504
    500     Dorchester County, South
              Carolina, School District
              Number 2, GO, Series
              1996, (FGIC Insured
              SCSDE),
              5.125% 02/01/13..........  Aaa       AAA        486
    500     Georgetown County, South
              Carolina, PCR Refunding,
              (International Paper
              Company Project) Series
              1992,
              6.250% 06/15/05..........  A3        BBB+       520
    735     Georgetown County, South
              Carolina, PCR,
              (International Paper
              Company Project) Series
              1997B, AMT,
              5.600% 12/01/21..........  A3        BBB+       688
    575     Georgetown County, South
              Carolina, School
              District, GO, Series
              1998, (MBIA Insured
              SCSDE),
              4.800% 03/01/11..........  Aaa       AAA        553
    710     Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, Series 1997,
              (AMBAC Insured),
              5.000% 09/01/17..........  Aaa       AAA        649
  1,000     Lexington County, South
              Carolina, Health Service
              District, Revenue
              Refunding, (Health
              Service District and
              Lexmed, Inc. Project)
              Series 1997, (FSA
              Insured),
              5.500% 11/01/06..........  Aaa       AAA      1,028
    500     Lexington County, South
              Carolina, Health Services
              District, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.125% 11/01/26..........  Aaa       AAA        442
    500     Lexington, South Carolina,
              Water and Sewer
              Authority, Revenue,
              Series 1997, (Asset
              Guaranty),
              5.500% 04/01/29..........  NR        AA         462
  1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1996B,
              (MBIA Insured),
              5.250% 01/01/09..........  Aaa       AAA        999

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Richland County, South
              Carolina, School District
              Number 1, GO, Series
              1996, (SCSDE),
              4.625% 03/01/22..........  Aa3       AA     $   847
    525     Richland County, South
              Carolina, Sewer Systems
              Revenue, GO, Series
              1994A, (State Aid
              Withholding),
              5.500% 03/01/17..........  Aa2       AA         516
    500     Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22..........  A1        BBB+       530
    500     South Carolina State, GO
              Refunding, Capital
              Improvement, Series 1993,
              4.400% 04/01/04..........  Aaa       AAA        499
  1,125     South Carolina State, GO
              Refunding, Capital
              Improvement, Series 1993,
              4.500% 04/01/05..........  Aaa       AAA      1,123
  1,000     South Carolina State, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14..........  Aaa       AAA        961
    500     South Carolina State, Port
              Authority, Revenue Bonds,
              Series 1998, AMT, (FSA
              Insured),
              5.300% 07/01/26..........  Aaa       AAA        454
  1,000     South Carolina, Educational
              Facilities for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26..........  Aaa       AAA        959
    500     South Carolina, Jobs
              Economic Development
              Authority, First Mortgage
              Revenue, (Lowman Home,
              Inc., Trinity Project)
              Series 1995, Prerefunded
              09/01/00 @ 103,
              6.700% 09/01/20..........  NR        AAA        528
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              4.500% 10/01/17..........  Aaa       AAA        842
    500     York County, South
              Carolina, GO, Series
              1993, (AMBAC Insured),
              4.750% 06/01/07..........  Aaa       AAA        497

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
   $900     York County, South
              Carolina, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991B,
              6.850% 04/01/01..........  Baa1      BBB    $   919
                                                          -------
                                                           21,748
                                                          -------
            OHIO -- 2.1%
    500     Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09..........  NR        BBB        509
                                                          -------
            PUERTO RICO -- 2.8%
    675     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing
              Mortgage - Portfolio I)
              Series 1995, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.250% 04/01/29..........  Aaa       AAA        685
                                                          -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $22,979)...........................    22,942
                                                          -------


SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 6.2%
  1,253   AIM Tax-Exempt Fund....................     1,253
    286   Nuveen Tax-Exempt Fund.................       286
                                                    -------

          TOTAL INVESTMENT COMPANIES
            (Cost $1,539)..................            1,539
                                                     -------
          TOTAL INVESTMENTS
            (Cost $24,518*)................   99.0%   24,481
                                                     -------
          OTHER ASSETS AND
            LIABILITIES (NET)..............    1.0%
          Cash....................................   $     1
          Receivable for investment securities
            sold..................................        37
          Interest receivable.....................       410
          Receivable from investment advisor......         1
          Prepaid expenses........................         7
          Payable for Fund shares redeemed........       (37)
          Administration fee payable..............        (4)
          Shareholder servicing and distribution
            fees payable..........................        (7)
          Distributions payable...................      (102)
          Payable for investment securities
            purchased.............................        (1)
          Accrued Trustees' fees and expenses.....       (12)
          Accrued expenses and other
            liabilities...........................       (39)
                                                     -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).....................       254
                                                     -------
          NET ASSETS.......................  100.0%  $24,735
                                                     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
                                                      (000)
------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income.....   $    12
          Accumulated net realized loss on
            investments sold......................      (127)
          Net unrealized depreciation of
            investments...........................       (37)
          Paid-in capital.........................    24,887
                                                     -------
          NET ASSETS..............................   $24,735
                                                     =======
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($13,662,305 / 1,396,755 shares
            outstanding)..........................     $9.78
                                                       -----
                                                       -----
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($1,171,412 / 119,754 shares
            outstanding)..........................     $9.78
                                                       -----
                                                       -----
          Maximum sales charge....................     4.75%
          Maximum offering price per share........    $10.27
          INVESTOR B SHARES:
          Net asset value and offering price per
            share**
            ($9,826,781 / 1,004,566 shares
            outstanding)..........................
                                                       $9.78
                                                       -----
                                                       -----
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($74,283 / 7,594 shares
            outstanding)..........................     $9.78
                                                       -----
                                                       -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $461 and gross depreciation of $498 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $24,518.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   17.80%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            27.76%
   Hospital Revenue                                                       11.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.0%
            TENNESSEE -- 92.7%
 $1,000     Anderson County, Tennessee,
              Health and Educational
              Facilities Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.40% 07/01/04...........  A1        NR     $ 1,014
  1,300     Chattanooga, Tennessee,
              Industrial Development
              Board, Industrial
              Revenue, (Southern
              Foundry Supply Inc.
              Project) Series 1996,
              AMT, (SunTrust Bank
              Nashville LOC),
              3.90% 10/01/06...........  Aa3       NR       1,300
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.38% 10/01/04...........  Aaa       AAA      1,761
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.50% 10/01/07...........  Aaa       AAA      1,039
  1,000     Dickson County, Tennessee,
              GO, Series 1997, (FGIC
              Insured),
              5.00% 04/01/18...........  Aaa       NR         912
  1,750     Hamilton County, Tennessee,
              GO, Series 1994,
              5.00% 07/01/01...........  Aa2       NR       1,776
  1,145     Harpeth Valley, Tennessee,
              Utilities District,
              Revenue Refunding, Series
              1993,
              5.00% 09/01/01...........  A1        A        1,163
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Hospital Facilities
              Improvement Revenue
              Refunding, (Baptist
              Health System of East
              Tennessee, Inc. Project)
              Series 1996, (CONNIE LEE
              Insured),
              5.50% 04/15/11...........  NR        AAA      1,601
  2,000     Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue, (University
              Health Systems Inc.
              Project) Series 1999,
              5.75% 04/01/19...........  Baa1      NR       1,871

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.75% 04/01/19...........  Aa2       AA     $ 1,091
    500     Madison County, Tennessee,
              GO, Series 1992A,
              5.85% 08/01/03...........  A1        NR         524
  2,270     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.50% 09/01/24...........  A2        A        2,372
  1,800     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.85% 04/01/01...........  Baa1      BBB      1,857
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.40% 12/01/22...........  Baa1      BBB      1,070
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.00% 01/01/05...........  Aa3       AA       1,062
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.90% 01/01/04...........  Aa1       AA       1,579
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.75% 09/01/12...........  Baa2      BBB      1,058
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Multi-
              Family Housing Revenue,
              (Enchantment, Inc. -
              Welch Bend Apartments
              Project) Series 1996A,
              (FNMA COLL), Mandatory
              Put 01/01/07 @ 100,
              5.50% 01/01/27...........  NR        AAA      1,021
750....     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.25% 05/15/07...........  Aa2       AA         769

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/08...........  Aaa       AAA    $   542
    295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/09...........  Aaa       AAA        316
    600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.50% 01/01/10...........  Aaa       AAA        665
  2,000     Metropolitan Nashville,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue,
              (American Airlines, Inc.
              Project) Series 1995B,
              (Bayerische Landesbank
              LOC),
              2.70% 10/01/12**.........  NR        A1+      2,000
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.00% 04/01/06...........  Aa2       AA       1,760
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1993A,
              5.00% 03/01/03...........  Aa3       AA+      1,019
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.20% 12/01/09...........  Aa3       AA+      1,295
    260     Shelby County, Tennessee,
              GO, Unrefunded Balance,
              Series 1992B,
              6.00% 03/01/08...........  Aa3       AA+        270
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue, (Methodist
              Health Systems, Inc.
              Project) Series 1995,
              (MBIA Insured),
              6.25% 08/01/09...........  Aaa       AAA        543

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue, (St. Jude's
              Childrens Research
              Project) Series 1999,
              5.38% 07/01/24...........  NR        AA     $ 1,862
    520     Shelby County, Tennessee,
              Health Educational and
              Revenue, (Lebonheur
              Childrens Medical Center
              Project) Series 1993D,
              (MBIA Insured),
              5.30% 08/15/04...........  Aaa       AAA        537
    500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.63% 06/01/06...........  Aa3       AA+        525
  1,000     Sumner County, Tennessee,
              Resource Authority
              Revenue, Series 1993,
              (AMBAC Insured),
              5.13% 08/01/03...........  Aaa       AAA      1,024
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.00% 06/01/07...........  Aaa       AAA      1,508
  2,500     Tennessee Housing
              Development Agency,
              Homeownership Revenue,
              Series 1997-3A, AMT,
              5.48%+ 01/01/08..........  Aa2       AA       1,609
    990     Tennessee Housing
              Development Agency,
              Mortgage Finance Revenue,
              Series 1993A, AMT,
              5.10% 07/01/01...........  A1        A+         996
    200     Tennessee Housing
              Development Agency,
              Mortgage Finance Revenue,
              Series 1994A, AMT,
              6.30% 01/01/08...........  A1        A+         203
  1,000     Tennessee State, GO, Series
              1994A,
              5.20% 03/01/05...........  Aaa       AAA      1,041
  1,000     Tennessee State, GO, Series
              1995A,
              7.00% 03/01/03...........  Aaa       AAA      1,082
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              6.00% 05/01/05...........  Aa2       AA+        527
    300     Tennessee, Housing
              Development Agency,
              Mortgage Finance Revenue,
              Series 1994B, AMT,
              6.55% 07/01/19...........  A1        A+         307

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P     VALUE
  (000)                                     RATINGS        (000)
-----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  495     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1996,
              AMT,
              5.85% 07/01/17...........  Aa2       AA     $   493
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.93%+ 07/01/03..........  Aa2       AA         933
  1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              5.03%+ 07/01/04..........  Aa2       AA         959
  1,085     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.75% 07/01/08...........  Aa2       AA       1,042
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.85% 07/01/09...........  Aa2       AA       1,086
                                                          -------
                                                           48,984
                                                          -------
            MISSOURI -- 2.3%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997,
              5.25% 11/15/07...........  NR        BB+      1,234
                                                          -------
            PUERTO RICO -- 2.0%
    600     Puerto Rico, Electric Power
              Authority, Power Revenue,
              Series 1991P,
              6.75% 07/01/03...........  Baa1      BBB+       634
    390     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing
              Mortgage-Portfolio I)
              Series 1995, AMT,
              (GNMA/FNMA/FHLMC COLL),
              5.45% 04/01/05...........  Aaa       AAA        397
                                                          -------
                                                            1,031
                                                          -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $50,909)...........................    51,249
                                                          -------

SHARES                                               VALUE
(000)                                                (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 5.1%
           (Cost $2,682)
 2,682   AIM Tax-Exempt Fund.....................   $ 2,682
                                                    -------
         TOTAL INVESTMENTS
           (Cost $53,591*)................  102.1%   53,931
                                                    -------
         OTHER ASSETS AND
           LIABILITIES (NET)..............   (2.1)%
         Receivable for Fund shares sold.........   $     4
         Interest receivable.....................       751
         Prepaid expenses........................         7
         Investment advisory fee payable.........        (1)
         Administration fee payable..............        (9)
         Shareholder servicing and distribution
           fees payable..........................        (4)
         Distributions payable...................      (193)
         Payable for investment securities
           purchased.............................    (1,599)
         Accrued Trustees' fees and expenses.....       (12)
         Accrued expenses and other
           liabilities...........................       (66)
                                                    -------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET).....................    (1,122)
                                                    -------
         NET ASSETS.......................  100.0%  $52,809
                                                    =======
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $     4
         Accumulated net realized loss on
           investments sold......................      (265)
         Net unrealized appreciation of
           investments...........................       340
         Paid-in capital.........................    52,730
                                                    -------
         NET ASSETS..............................   $52,809
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                     VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($41,075,586 / 4,084,026 shares
           outstanding)..........................    $10.06
                                                     ------
                                                     ------
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($8,801,410 / 875,138 shares
           outstanding)..........................    $10.06
                                                     ------
                                                     ------
         Maximum sales charge....................     3.25%
         Maximum offering price per share........    $10.40
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($2,900,085 / 288,347 shares
           outstanding)..........................    $10.06
                                                     ------
                                                     ------
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($31,747 / 3,158 shares
           outstanding)..........................    $10.05
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $873 and gross depreciation of $533 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $53,591.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Hospital Revenue                                                       20.25%
   Housing Revenue                                                        16.79%
   Industrial Development Revenue/
     Pollution Control Revenue                                            15.49%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 92.5%
            TENNESSEE -- 89.6%
 $   500    Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue, Series
              1998, (FGIC Insured),
              5.00% 04/01/19..........  Aaa       NR     $   448
     250    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.50% 10/01/07..........  Aaa       AAA        260
     740    Hamilton County,
              Tennessee, Refunding,
              GO, Series 1998B,
              5.10% 08/01/24..........  Aa2       NR         676
     575    Humphreys County,
              Tennessee, Industrial
              Development Board, Solid
              Waste Disposal, (E.I.
              duPont de Nemours and
              Company Project) Series
              1994, AMT,
              6.70% 05/01/24..........  Aa3       AA-        613
     400    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.50% 04/15/11..........  NR        AAA        400
     300    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Fort Sanders
              Alliance Project) Series
              1993, (MBIA Insured),
              7.25% 01/01/09..........  Aaa       AAA        347
     500    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.75% 04/01/19..........  Baa1      NR         468
     200    Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.20% 02/01/23..........  Aa2       AA         203

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   500    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.50% 09/01/24..........  A2        A      $   522
     250    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.40% 12/01/22..........  Baa1      BBB        267
     300    Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.90% 01/01/11..........  Aa3       AA         291
     250    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.75% 09/01/12..........  Baa2      BBB        264
     100    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1993, AMT,
              6.20% 07/01/14..........  Baa2      BBB        101
     700    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.35% 09/01/12..........  Baa2      BBB        683
     250    Metropolitan Government,
              Nashville and Davidson
              County, Revenue,
              (Meharry Medical College
              Project) Series 1994,
              (AMBAC Insured),
              Prerefunded 12/01/04 @
              102,
              7.00% 12/01/11..........  Aaa       AAA        282
     350    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1996A,
              5.63% 05/15/14..........  Aa3       AA         353

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   250    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.25% 05/15/07..........  Aa2       AA     $   256
     500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/16..........  Aaa       AAA        525
     300    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/09..........  Aaa       AAA        322
     300    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.50% 01/01/10..........  Aaa       AAA        333
     300    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.20% 01/01/13..........  Aaa       AAA        295
     400    Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.75% 05/01/21..........  Aa3       AA+        345
     250    Sumner County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Sumner
              Regional Health Systems,
              Inc. Project) Series
              1994,
              7.00% 11/01/03..........  NR        A-         266
     250    Tennessee State, Local
              Development Authority,
              Revenue Refunding,
              (State Loan Program)
              Series 1993A,
              5.75% 03/01/11..........  A2        AA         254

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   185    Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1996,
              AMT,
              5.85% 07/01/17..........  Aa2       AA     $   184
                                                         -------
                                                           8,958
                                                         -------
            PUERTO RICO -- 2.9%
     300    Puerto Rico, Public
              Buildings Authority,
              Guaranteed Public
              Education and Health
              Facilities Revenue
              Refunding, Series 1993M,
              5.50% 07/01/21..........  Baa1      A          289
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $9,188)...........................     9,247
                                                         -------


SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 6.5%
    508   AIM Tax-Exempt Fund....................       508
    137   Nuveen Tax-Exempt Fund.................       137
                                                    -------
          TOTAL INVESTMENT COMPANIES
            (Cost $645)...................              645
                                                    -------
          TOTAL INVESTMENTS
            (Cost $9,833*)................   99.0%    9,892
                                                    -------
          OTHER ASSETS AND
            LIABILITIES (NET).............    1.0%
          Cash...................................   $     1
          Receivable for investment securities
            sold.................................       137
          Interest receivable....................       157
          Receivable from investment advisor.....         5
          Prepaid expenses.......................         7
          Administration fee payable.............        (2)
          Distributions payable..................       (38)
          Payable for investment securities
            purchased............................      (137)
          Accrued Trustees' fees and expenses....       (12)
          Accrued expenses and other
            liabilities..........................       (16)
                                                    -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................       102
                                                    -------
          NET ASSETS......................  100.0%  $ 9,994
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    24
          Accumulated net realized loss on
            investments sold.....................       (90)
          Net unrealized appreciation of
            investments..........................        59
          Paid-in capital........................    10,001
                                                    -------
          NET ASSETS.............................   $ 9,994
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                      VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($5,033,716 / 516,571
            shares outstanding)...................     $9.74
                                                       -----
                                                       -----
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($667,264 / 68,471 shares
            outstanding)..........................     $9.75
                                                       -----
                                                       -----
          Maximum sales charge....................     4.75%
          Maximum offering price per share........    $10.24
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($4,227,665 / 433,846 shares
            outstanding)..........................     $9.74
                                                       -----
                                                       -----
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($64,883 / 6,659 shares
            outstanding)..........................     $9.74
                                                       -----
                                                       -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $239 and gross depreciation of $180 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $9,833.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   AMBAC                                                                  11.30%
   FGIC                                                                   10.77%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            26.83%
   Hospital Revenue                                                       17.60%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.2%
            TEXAS -- 86.7%
 $ 1,450    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation-American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.00% 12/01/11.........  Baa2      BBB-   $  1,598
     750    Amarillo, Texas, Junior
              College District, GO,
              Series 1995, (FGIC
              Insured),
              7.60% 02/15/06.........  Aaa       AAA         847
   1,375    Arlington, Texas,
              Independent School
              District, GO, Series
              1991A, (PSFG Insured),
              6.38% 08/15/01.........  Aaa       NR        1,430
   1,500    Arlington, Texas,
              Independent School
              District, GO, Series
              1992, (PSFG Insured),
              Prerefunded 02/15/02 @
              100,
              6.10% 02/15/05.........  Aaa       NR        1,560
   1,060    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSFG
              Insured),
              5.80% 02/15/02.........  Aaa       NR        1,096
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSFG
              Insured),
              6.10% 02/15/05.........  Aaa       NR        1,837
     500    Arlington, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 1990,
              6.75% 08/15/00.........  Aa3       NR          513
     500    Arlington, Texas,
              Independent School
              District, Unrefunded
              Balance, GO, Series
              1990,
              6.75% 08/15/00.........  Aa3       NR          513
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.10% 06/01/02.........  Aaa       AAA       1,045
   2,100    Athens, Texas,
              Independent School
              District, GO, Series
              1999, (PSFG Insured),
              5.25% 08/15/20.........  NR        AAA       1,949

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.50% 09/01/04.........  Aa2       AA     $  5,994
     965    Austin, Texas, GO,
              Unrefunded Balance,
              Series 1991A,
              8.88% 09/01/00.........  Aa2       AA        1,008
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded 09/01/02 @
              100,
              5.90% 09/01/05.........  Aaa       AAA       2,087
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.25% 11/15/03.........  Aaa       AAA       4,557
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.25% 11/15/05.........  Aaa       AAA       3,202
     965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.05% 06/01/03.........  Aaa       NR        1,003
   4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.25% 04/01/21.........  A3        BBB+      4,420
   3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              5.38% 02/01/06.........  Aaa       AAA       3,620
   1,500    Dallas, Texas, Civic
              Center Convention
              Revenue, Senior Lien,
              Series 1991, (AMBAC
              Insured), Prerefunded
              01/01/01 @ 100,
              6.38% 01/01/02.........  Aaa       AAA       1,541
   3,000    Dallas, Texas, GO
              Refunding, Series 1992,
              5.60% 02/15/01.........  Aaa       AAA       3,059
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              5.60% 08/15/05.........  Aaa       AAA       2,956

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              5.70% 08/15/06.........  Aaa       AAA    $  3,039
   1,565    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              Prerefunded 08/15/03 @
              100,
              5.60% 08/15/05.........  Aaa       AAA       1,630
   1,575    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              Prerefunded 08/15/03 @
              100,
              5.60% 08/15/05.........  Aaa       AAA       1,641
   1,550    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              Prerefunded 08/15/03 @
              100,
              5.70% 08/15/06.........  Aaa       AAA       1,620
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSFG Insured),
              Prerefunded 08/15/03 @
              100,
              5.70% 08/15/06.........  Aaa       AAA       1,578
   5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas-Fort Worth
              Airport Project) Series
              1994A,
              (MBIA Insured),
              5.40% 11/01/03.........  Aaa       AAA       5,180
     500    Denton, Texas, Health
              Facilities Development
              Revenue Refunding,
              (Evangelical Lutheran
              Good Samaritan Society
              Project) Series 1994,
              (AMBAC Insured),
              6.00% 05/01/05.........  Aaa       AAA         529
   1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.70% 08/15/03.........  Aaa       AAA       1,442
   3,500    Fort Worth, Texas, GO
              Refunding, Series
              1992A,
              5.30% 03/01/01.........  Aa2       AA        3,557
   3,500    Fort Worth, Texas, Higher
              Education Finance
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.00% 03/15/20.........  Aa3       AA-       3,125

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Garland, Texas, Utility
              Systems Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.90% 03/01/02.........  Aaa       AAA    $  2,071
   5,000    Gulf Coast Waste Disposal
              Authority, Texas,
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992A, AMT,
              6.88% 12/01/28.........  Baa1      BBB       5,287
   3,000    Harris County, Texas,
              Flood Control District
              GO Refunding, Series
              1991,
              6.25% 10/01/04.........  Aa1       AA        3,107
   1,115    Harris County, Texas,
              Flood Control District,
              GO, Series 1992A,
              5.80% 10/01/03.........  Aa2       AA        1,158
   1,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project)
              Series 1992,
              6.70% 06/01/00.........  A3        NR        1,019
   2,655    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.00% 06/01/10.........  Aaa       AAA       2,827
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.50% 07/01/09.........  Aaa       AAA       2,051
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.50% 07/01/10.........  Aaa       AAA       2,039
   7,185    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.00% 08/15/16.........  Aaa       AAA       6,585
   3,380    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.38% 08/15/20.........  Aaa       AAA       3,207

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,305    Houston, Texas, Airport
              Systems Revenue,
              Subordinate Lien,
              Series 1998A, AMT,
              (FGIC Insured),
              6.00% 07/01/07.........  Aaa       AAA    $  3,482
   5,500    Houston, Texas, Airport
              Systems Revenue,
              Subordinate Lien,
              Series 1998C, (FGIC
              Insured),
              5.00% 07/01/25.........  Aaa       AAA       4,783
   1,305    Houston, Texas, GO
              Refunding, Series
              1992C, Prerefunded
              03/01/02 @ 100,
              6.00% 03/01/05.........  Aa3       AA-       1,355
   3,085    Houston, Texas, GO,
              Unrefunded Balance,
              Series 1992C,
              6.00% 03/01/05.........  Aa3       AA-       3,187
   5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSFG
              Insured),
              5.40% 08/15/07.........  Aaa       AAA       5,092
   1,025    Houston, Texas, Public
              Improvement GO, Series
              1991A, Prerefunded
              04/01/01 @ 100,
              6.60% 04/01/05.........  Aa3       AA-       1,061
   1,305    Houston, Texas, Public
              Improvement GO, Series
              1991A, Prerefunded
              04/01/01 @ 100,
              6.60% 04/01/06.........  Aa3       AA-       1,351
   3,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997D, (FGIC
              Insured),
              5.00% 12/01/25.........  Aaa       AAA       2,628
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B, 5.90%
              12/01/03...............  A3        A+        6,447
   2,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSFG
              Insured),
              6.00% 08/15/00.........  Aaa       NR        2,038
   2,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSFG
              Insured),
              6.10% 08/15/02.........  Aaa       NR        2,094

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,085    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSFG
              Insured), Prerefunded
              08/15/02 @ 100,
              6.25% 08/15/05.........  Aaa       NR     $  1,142
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSFG
              Insured),
              6.25% 08/15/05.........  Aaa       NR        3,990
  12,000    Lower Colorado River
              Authority, Texas,
              Revenue Refunding,
              Junior Lien,
              (Fifth-Supply Project)
              Series 1993, (AMBAC
              Insured),
              5.30% 01/01/06.........  Aaa       AAA      12,539
   1,000    Lubbock, Texas,
              Independent School
              District, GO, Series
              1991A, (PSFG Insured),
              Prerefunded 08/15/00 @
              100,
              6.30% 08/15/04.........  NR        AAA       1,022
     620    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1992,
              (PSFG Insured),
              Prerefunded 02/15/02 @
              100,
              5.75% 08/15/03.........  Aaa       AAA         640
   5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSFG Insured),
              5.30% 08/15/06.........  Aaa       AAA       5,114
   1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSFG
              Insured),
              5.75% 08/15/03.........  Aaa       AAA       1,421
   5,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project) Series 1996B,
              (MBIA Insured),
              5.50% 06/01/16.........  Aaa       AAA       4,973

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 7,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.50% 05/15/13.........  Aa3       AA     $  6,946
   2,375    North East, Texas,
              Independent School
              District, GO, Series
              1997, (PSFG Insured),
              6.50% 02/01/07.........  Aaa       AAA       2,607
   1,355    North Texas, Dallas
              Highway Authority,
              North Texas Highway
              Systems Revenue, Series
              1998, (FGIC Insured),
              4.75% 01/01/17.........  Aaa       AAA       1,188
   1,320    Pearland, Texas,
              Independent School
              District, GO Refunding,
              Series 1998, (PSFG
              Insured),
              5.20%+ 02/15/08........  Aaa       AAA         859
   5,000    Plano, Texas, Independent
              School District GO
              Refunding, Series 1994,
              (PSFG Insured),
              4.75% 02/15/07.........  Aaa       AAA       4,964
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSFG
              Insured),
              7.00% 02/15/05.........  Aaa       AAA       2,031
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.30% 05/01/04.........  Aaa       AAA       1,041
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.20% 07/01/11.........  Aaa       AAA       3,928
   3,615    Richardson, Texas, GO
              Refunding, Series 1998,
              5.50% 02/15/09.........  Aa2       AA        3,725
   5,625    Sabine River Authority,
              Texas, Water Supply
              Facilities Revenue
              Refunding, (Lake Fork
              Project) Series 1991,
              6.50% 12/01/00.........  NR        AA        5,792
     465    San Antonio, Texas,
              Refunding GO, Series
              1992, Prerefunded
              08/01/02 @ 100,
              5.50% 08/01/05.........  Aa2       AA+         479

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,185    San Antonio, Texas,
              Unrefunded GO, Series
              1992,
              5.50% 08/01/05.........  Aa2       AA+    $  4,277
   3,500    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.75% 02/15/11.........  Aaa       AAA       3,593
   3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.75% 02/15/08.........  Aaa       AAA       3,442
   2,200    Tarrant County, Texas,
              Water Control and
              Improvement District
              Number 1, Water Revenue
              Refunding, Series 1992,
              5.70% 03/01/01.........  A1        AA        2,247
   5,000    Tarrant County, Texas,
              Water Control and
              Improvement District
              Number 1, Water Revenue
              Refunding, Series 1992,
              Prerefunded 03/01/01 @
              100,
              5.90% 03/01/03.........  Aaa       AA        5,121
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.75% 08/01/11.........  Aa1       AA          501
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.00% 08/01/12.........  Aa1       AA          953
   6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, (GTD
              STD LNS),
              5.25% 08/01/07.........  Aa1       AA        6,953
   2,640    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.00% 08/01/05.........  Aa1       AA        6,953
   3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.00% 08/01/07.........  Aa1       AA        3,569

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,515    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family Revenue,
              Series 1997A-1, AMT,
              (GNMA/FNMA COLL), (MBIA
              Insured),
              5.25% 09/01/13.........  Aaa       AAA    $  5,396
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.80% 10/01/04.........  Aa1       AA        5,286
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.10% 02/01/04.........  Aaa       AAA       5,307
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.00% 10/01/06.........  Aa        AA        1,288
  10,000    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1995, (FGIC
              Insured),
              5.25% 01/01/23.........  Aaa       AAA       9,217
   3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (Zero Coupon President
              George Bush Turnpike
              Project) Series 1996,
              (AMBAC Insured),
              5.27%+ 01/01/09........  Aaa       AAA       2,008
     170    Texas State, Veterans
              Housing Assistance GO,
              Series 1994B-4, AMT,
              6.20% 12/01/14.........  Aa1       AA          171
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.50% 08/01/07.........  Aa1       AA        1,927
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.25% 08/01/28.........  Aa1       AA        4,571
   1,000    Texas State, Water
              Development GO, Series
              1997D,
              5.00% 08/01/19.........  Aa1       AA          905

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded 09/01/02 @
              102,
              5.90% 09/01/04.........  Aaa       AAA    $  6,368
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.25% 09/01/05.........  Aaa       AAA      15,378
   2,525    Texas, Water Development
              Board, State Revolving
              Fund Revenue, Senior
              Lien, Series 1998A,
              5.25% 07/15/11.........  Aa1       AAA       2,530
   4,000    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1991A, (MBIA Insured),
              6.00% 03/01/00.........  Aaa       AAA       4,038
   3,250    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.50% 03/01/03.........  Aaa       AAA       3,360
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.60% 03/01/04.........  Aaa       AAA       3,617
   1,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.75% 03/01/06.........  Aaa       AAA       1,546
   2,750    Trinity River Authority,
              Texas, Regional
              Wastewater Systems
              Revenue, Series 1989,
              (AMBAC Insured),
              7.00% 08/01/00.........  Aaa       AAA       2,822
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.70% 08/01/03.........  Aaa       AAA       4,015
   7,000    University of Texas,
              Permanent University
              Fund, Revenue, Series
              1997, (PUFG Insured),
              5.25% 07/01/12.........  Aaa       AAA       6,979

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,500    University of Texas,
              University Finance
              Systems Revenue, Series
              1998B,
              4.50% 08/15/13.........  Aa1       AAA    $  2,233
   3,890    University of Texas,
              University Finance
              Systems Revenue, Series
              1998D,
              5.00% 08/15/07.........  Aa1       AAA       3,925
                                                        --------
                                                         322,658
                                                        --------
            ALABAMA -- 0.8%
   3,000    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.00% 06/01/22.........  Baa1      BBB       3,152
                                                        --------
            ALASKA -- 0.9%
   4,725    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              5.00%+ 06/30/06........  Aaa       AAA       3,386
                                                        --------
            ARIZONA -- 0.6%
   2,100    Coconino County, Arizona,
              Unified School District
              Number 1, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              5.80% 07/01/02.........  Aaa       AAA       2,144
                                                        --------
            CONNECTICUT -- 1.4%
   5,000    Connecticut State, GO,
              Series 1995A,
              5.63% 03/15/09.........  Aa3       AA        5,165
                                                        --------
            FLORIDA -- 0.3%
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.35% 05/01/26.........  NR        BBB+      1,042
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- 1.0%
 $ 2,500    Illinois State, GO
              Refunding, Series 1994,
              4.40% 12/01/03.........  Aa2       AA     $  2,494
   1,100    Rosemont, Illinois, GO,
              Series 1991B, (FGIC
              Insured),
              6.40% 02/01/03.........  Aaa       AAA       1,148
                                                        --------
                                                           3,642
                                                        --------
            MAINE -- 0.6%
   1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.25% 05/01/10.........  Baa1      BBB       1,036
   1,000    Maine, Municipal Board
              Bank, Revenue, Series
              1990D,
              7.10% 11/01/01.........  Aa3       A+        1,049
                                                        --------
                                                           2,085
                                                        --------
            MICHIGAN -- 1.3%
   4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.50% 04/01/02.........  Baa1      A-        4,799
                                                        --------
            MISSOURI -- 0.3%
   1,135    University of Missouri,
              Health Facilities
              Revenue, (University of
              Missouri Health Systems
              Project) Series 1997,
              5.75% 11/01/07.........  Aa2       AA        1,205
                                                        --------
            NEVADA -- 0.5%
   2,000    Nevada, Housing Division,
              Single-Family Mortgage
              Revenue, Series
              1998A-1, AMT,
              5.30% 04/01/18.........  Aaa       NR        1,860
                                                        --------
            NEW JERSEY -- 1.5%
   5,000    New Jersey State, GO
              Refunding, Series
              1996E,
              6.00% 07/15/09.........  Aa1       AA        5,391
                                                        --------
            SOUTH CAROLINA -- 0.3%
   1,000    Greenville Hospital
              Systems, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY-
              AGMT),
              5.25% 05/01/06.........  Aa3       AA        1,016
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- 0.9%
 $ 3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.50% 10/01/07.........  Aaa       AAA    $  3,256
                                                        --------
            WASHINGTON -- 2.1%
   3,100    King County, Washington,
              School District Number
              414, GO, Series 1995,
              5.30% 12/01/05.........  Aa1       AA        3,193
   2,000    Washington State, GO,
              Series 1991B,
              Prerefunded 06/01/01 @
              100,
              6.30% 06/01/02.........  Aa1       AA        2,068
   2,425    Washington State, GO,
              Series 1995C,
              5.45% 07/01/07.........  Aa1       AA        2,492
                                                        --------
                                                           7,753
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $363,995)..........................    368,554
                                                        --------


  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 0.1%
               (Cost $510)
       510   AIM Tax-Exempt Fund..............         510
                                                  --------
             TOTAL INVESTMENTS
               (Cost $364,505*).......    99.3%    369,064
                                                  --------
             OTHER ASSETS AND
               LIABILITIES (NET)......     0.7%
             Receivable for investment
               securities sold................    $    225
             Receivable for Fund shares
               sold...........................         450
             Dividends receivable.............          37
             Interest receivable..............       4,405
             Prepaid expenses.................           3
             Payable for Fund shares
               redeemed.......................        (675)
             Investment advisory fee
               payable........................         (63)
             Administration fee payable.......         (61)
             Shareholder servicing and
               distribution fees payable......          (1)
             Distributions payable............      (1,488)
             Accrued Trustees' fees and
               expenses.......................         (12)
             Accrued expenses and other
               liabilities....................         (92)
                                                  --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............       2,728
                                                  --------
             NET ASSETS...............   100.0%   $371,792
                                                  ========

                                                   VALUE
                                                   (000)
----------------------------------------------------------
----------
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income.........................    $     53
             Accumulated net realized loss on
               investments sold...............        (816)
             Net unrealized appreciation of
               investments....................       4,559
             Paid-in capital..................     367,996
                                                  --------
             Net Assets.......................    $371,792
                                                  ========
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($363,045,896 / 35,970,523
               shares outstanding)............      $10.09
                                                    ------
                                                    ------
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($6,639,372 / 657,851 shares
               outstanding)...................      $10.09
                                                    ------
                                                    ------
             Maximum sales charge.............       3.25%
             Maximum offering price per
               share..........................      $10.43
             INVESTOR B SHARES:
             Net asset value and offering
               price per share**
               ($2,104,179 / 208,489 shares
               outstanding)...................      $10.09
                                                    ------
                                                    ------
             INVESTOR C SHARES:
             Net asset value and offering
               price per share** ($2,570 / 255
               shares outstanding)............      $10.09
                                                    ------
                                                    ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $8,926 and gross depreciation of $4,367 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $364,505.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   MBIA                                                                   17.80%
   PSFG                                                                   17.20%
   AMBAC                                                                  12.57%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Electric Revenue                                                       11.29%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.2%
            TEXAS -- 90.9%
 $   400    Athens, Texas, Independent
              School District, GO,
              Series 1999,
              (PSFG Insured),
              5.25% 08/15/20..........  NR        AAA    $   371
     500    Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.38% 09/01/18..........  Aa2       AA         480
     500    Dallas County, Texas, GO,
              Series 1995,
              5.25% 08/15/14..........  Aaa       AAA        488
     750    Dallas-Fort Worth, Texas,
              Regional Airport Revenue
              Refunding, Series 1994A,
              (MBIA Insured),
              6.00% 11/01/09..........  Aaa       AAA        793
     500    Goose Creek, Texas,
              Consolidated Independent
              School District, GO
              Refunding, Series 1998,
              (PSFG Insured),
              5.00% 02/15/10..........  Aaa       AAA        495
     500    Gulf Coast, Texas, Waste
              Disposal Authority,
              Revenue Refunding,
              (Houston Light and Power
              Company Project) Series
              1992A, (MBIA Insured),
              6.38% 04/01/12..........  Aaa       AAA        532
     500    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.00% 06/01/10..........  Aaa       AAA        532
     500    Irving, Texas, Waterworks
              and Sewer Revenue,
              Series 1998,
              4.75% 06/15/18..........  Aa2       AA         432
     500    Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.80% 05/01/22..........  Aa2       AA         498
     600    Northside, Texas,
              Independent School
              District, GO, Series
              1999,
              4.75% 08/15/18..........  Aaa       AAA        518

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   600    Pflugerville, Texas,
              Independent School
              District, GO Refunding,
              Series 1997,
              (PSFG Insured),
              5.75% 08/15/10..........  Aaa       AAA    $   631
   1,000    Red River Authority of
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.88% 04/01/17..........  A2        A+       1,057
   1,180    Santa Fe, Texas,
              Independent School
              District, GO Refunding,
              Series 1997, (PSFG
              Insured),
              5.10%+ 02/15/07.........  Aaa       NR         814
     585    Sherman, Texas,
              Independent School
              District, GO, Series
              1995, (PSFG Insured),
              Prerefunded 02/15/05 @
              100,
              6.50% 02/15/20..........  Aaa       AAA        636
   1,000    Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              (Harris Methodist Health
              Systems Project) Series
              1994, (MBIA-IBC
              Insured),
              6.00% 09/01/10..........  Aaa       AAA      1,080
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.75% 08/01/11..........  Aa1       AA         501
     455    Texas State, GO, Series
              1999,
              5.25% 08/01/21..........  Aa1       AA         424
     375    Texas State, Veterans
              Housing Assistance GO
              Refunding, Series 1994C,
              6.40% 12/01/09..........  Aa1       AA         388
     400    Texas, Water Development
              Board, State Revolving
              Fund Revenue, Senior
              Lien, Series 1998A,
              5.25% 07/15/11..........  Aa1       AAA        401
   1,000    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.20% 03/01/20..........  NR        A        1,022
     500    University of Texas,
              University Finance
              Systems Revenue, Series
              1995A,
              5.20% 08/15/17..........  Aa1       AAA        472

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Waller, Texas,
              Consolidated Independent
              School District, GO,
              Series 1996, (PSFG
              Insured),
              5.25% 02/15/21..........  Aaa       AAA    $   928
                                                         -------
                                                          13,493
                                                         -------
            OHIO -- 7.3%
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.13% 12/01/13..........  NR        NR       1,076
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $14,261)............................    14,569
                                                         -------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 4.4%
              (Cost $649)
     649    AIM Tax-Exempt Fund.......................       649
                                                         -------

         TOTAL INVESTMENTS
         (Cost $14,910*).................  102.6%   15,218
                                                   -------
         OTHER ASSETS AND   LIABILITIES
         (NET)...........................   (2.6)%
         Cash...................................   $     1
         Interest receivable....................       188
         Receivable from investment advisor.....         4
         Prepaid expenses.......................         7
         Administration fee payable.............        (2)
         Distributions payable..................       (54)
         Payable for investment securities
         purchased..............................      (481)
         Accrued Trustees' fees and expenses....       (12)
         Accrued expenses and other
         liabilities............................       (42)
                                                   -------
         TOTAL OTHER ASSETS AND
         LIABILITIES (NET)......................      (391)
                                                   -------
         NET ASSETS......................  100.0%  $14,827
                                                   =======

----------------------------------------------------------
                                                    VALUE
                                                    (000)
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    30
         Accumulated net realized loss on
         investments sold.......................      (268)
         Net unrealized appreciation of
         investments............................       308
         Paid-in capital........................    14,757
                                                   -------
         NET ASSETS.............................   $14,827
                                                   =======
         PRIMARY A SHARES:
         Net asset value, offering and
         redemption
         price per share ($8,041,337 / 836,889
         shares outstanding)....................
                                                     $9.61
                                                     -----
                                                     -----
         INVESTOR A SHARES:
         Net asset value and redemption price
         per
         share ($370,567 / 38,565 shares
         outstanding)...........................
                                                     $9.61
                                                     -----
                                                     -----
         Maximum sales charge...................     4.75%
         Maximum offering price per share.......    $10.09
         INVESTOR B SHARES:
         Net asset value and offering price per
         share** ($6,333,812 / 659,152 shares
         outstanding)...........................     $9.61
                                                     -----
                                                     -----
         INVESTOR C SHARES:
         Net asset value and offering price per
         share** ($81,162 / 8,447 shares
         outstanding)...........................     $9.61
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $552 and gross depreciation of $244 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $14,910.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   PSFG                                                                   26.13%
   MBIA                                                                   19.81%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            20.43%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.7%
            VIRGINIA -- 92.4%
 $2,000     Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.05% 07/01/16..........  NR        A      $  2,024
  1,000     Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.25% 02/01/11..........  Baa2      NR          961
  2,900     Arlington County,
              Virginia, GO, Series
              1991, Prerefunded
              12/01/01 @ 102,
              5.90% 12/01/03..........  Aaa       AAA       3,057
  3,000     Arlington County,
              Virginia, GO, Series
              1993,
              5.00% 07/15/03..........  Aaa       AAA       3,073
  2,345     Arlington County,
              Virginia, GO, Series
              1994,
              5.40% 08/01/02..........  Aaa       AAA       2,422
  2,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation - Housing
              Mortgage - Woodbury Park
              Apartments Project)
              Series 1998A,
              5.45% 01/01/29..........  NR        A         1,862
  1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue, (The
              Nature Conservancy
              Project) Series 1997A,
              5.45% 07/01/27..........  Aa1       NR          957
  1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Arlington
              Hospital Project) Series
              1991A, Prerefunded
              09/01/01 @ 102,
              6.65% 09/01/05..........  Aaa       NR        1,064
  2,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A, (FSA
              Insured),
              5.25% 01/01/05..........  Aaa       AAA       2,044

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $3,515     Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of Union -
              Alexandria/Arlington
              Project) Series 1998B,
              AMT, (FSA Insured),
              5.25% 01/01/09..........  Aaa       AAA    $  3,494
  2,535     Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of Union -
              Alexandria/Arlington
              Project) Series 1998B,
              AMT, (FSA Insured),
              5.25% 01/01/10..........  Aaa       AAA       2,499
  3,455     Augusta County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Augusta
              Hospital Corporation
              Project) Series 1991,
              Prerefunded 09/01/01 @
              102,
              7.00% 09/01/21..........  A         NR        3,692
  2,000     Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996, (MBIA Insured),
              5.25% 07/01/04..........  Aaa       AAA       2,062
  1,000     Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT,
              6.13% 12/01/09..........  NR        BBB       1,009
  6,195     Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.13% 12/01/05..........  Aa3       AA        6,369
  1,000     Chesapeake, Virginia, GO,
              Series 1992,
              5.70% 08/01/01..........  Aa3       AA        1,028
  1,000     Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding),
              4.65% 08/01/11..........  Aa3       AA          948
  1,525     Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding),
              5.00% 05/01/03..........  Aa3       AA        1,557
  2,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State Aid
              Withholding),
              7.00% 12/01/09..........  Aa3       AA        2,261

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,000     Chesterfield County,
              Virginia, GO Refunding,
              Series 1991,
              5.90% 07/15/02..........  Aaa       AAA    $  2,090
  1,000     Chesterfield County,
              Virginia, GO, Series
              1990A,
              6.50% 01/15/01..........  Aaa       AAA       1,028
  1,000     Chesterfield County,
              Virginia, GO, Series
              1990B,
              6.50% 01/01/02..........  Aaa       AAA       1,047
  2,120     Chesterfield County,
              Virginia, GO, Series
              1990B, Prerefunded
              01/01/01 @ 102,
              6.70% 01/01/11..........  NR        AAA       2,227
  1,000     Chesterfield County,
              Virginia, Water and
              Sewer Authority, Revenue
              Refunding, Series 1992,
              6.20% 11/01/05..........  Aa2       AA        1,066
  2,000     Chesterfield County,
              Virginia, Water and
              Sewer Authority, Revenue
              Refunding, Series 1992A,
              5.50% 11/01/00..........  Aa2       AA        2,036
  2,020     Chesterfield County,
              Virginia, Water and
              Sewer Authority, Revenue
              Refunding, Series 1992A,
              5.63% 11/01/01..........  Aa2       AA        2,082
  1,320     Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.90% 03/01/05..........  A1        A         1,401
  1,560     Danville, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Danville
              Regional Medical Center
              Project) Series 1998,
              (AMBAC Insured),
              5.00% 10/01/07..........  Aaa       AAA       1,561
  1,695     Danville, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Danville
              Regional Medical Center
              Project) Series 1998,
              (AMBAC Insured),
              5.00% 10/01/09..........  Aaa       AAA       1,671
  1,810     Danville, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Danville
              Regional Medical Center
              Project) Series 1998,
              (AMBAC Insured),
              5.00% 10/01/10..........  Aaa       AAA       1,777

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,100     Fairfax County, Virginia,
              GO Refunding, Series
              1993A, (State Aid
              Withholding),
              4.70% 06/01/00..........  Aaa       AAA    $  1,107
  1,000     Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.80% 04/01/10..........  Aa1       AA+         978
  2,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A,
              6.00% 06/01/04..........  Aaa       AAA       2,129
  3,135     Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.10% 11/15/04..........  Aaa       AAA       3,222
  5,000     Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.25% 12/01/02..........  NR        NR        4,897
  1,330     Halifax County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue, (Old
              Dominion Electric
              Cooperative Project)
              Series 1992, AMT,
              5.90% 12/01/02..........  NR        A+        1,369
  1,200     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              4.90% 09/01/10..........  NR        A         1,113
  2,500     Hampton Roads, Virginia,
              Sanitation District,
              Capital Improvement
              Revenue Refunding,
              Series 1993,
              4.50% 10/01/02..........  Aa3       AA        2,519
  1,000     Hampton, Virginia, Public
              Improvement GO
              Refunding, Series 1989,
              6.50% 01/01/00..........  Aa3       AA        1,007
  2,190     Hampton, Virginia, Public
              Improvement GO
              Refunding, Series 1993C,
              4.75% 08/01/05..........  Aa3       AA        2,205
  5,000     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995, (MBIA
              Insured),
              5.50% 08/15/25..........  Aaa       AAA       4,768

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,105     Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994,
              7.50% 08/01/02..........  Aa2       AA     $  2,271
  3,500     Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put
              12/01/05 @ 100,
              5.30% 12/01/11..........  B1        BB-       3,332
  1,500     Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.20% 05/01/04..........  Aa2       AAA       1,562
  1,915     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.00% 12/15/08..........  Aaa       AAA       1,933
  1,000     Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.50% 08/01/06..........  A1        A+        1,037
  2,000     Loudoun County, Virginia,
              Improvement GO
              Refunding, Series 1993A,
              (State Aid Withholding),
              5.00% 10/01/02..........  Aa1       AA        2,044
  1,500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.50% 06/01/08..........  Aaa       AAA       1,539
  1,000     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.60% 06/01/09..........  Aaa       AAA       1,026
  5,000     Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue, (Air
              Force Retired Officers -
              Falcons Landing Project)
              Series 1994A,
              Prerefunded 11/01/04 @
              103,
              8.75% 11/01/24..........  Aaa       AAA       6,051

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              5.80% 01/01/01..........  Aaa       AAA    $  1,021
  6,000     Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewer Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              1997A, AMT, Mandatory
              Put
              03/31/02 @ 100,
              5.15% 04/01/22..........  VMIG1     A1        6,028
  1,105     Lynchburg, Virginia,
              Industrial Development
              Authority, Health
              Revenue Refunding,
              (Centra Health Inc.
              Project) Series 1998,
              5.20% 01/01/28..........  A1        A+          985
  1,140     Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997,
              5.40% 05/01/17..........  Aa3       AA        1,111
  1,965     Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              5.00% 07/01/09..........  Aaa       AAA       1,960
  1,000     Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              4.80% 07/01/11..........  Aaa       AAA         955
  5,000     Newport News, Virginia,
              Public Improvement GO
              Refunding, Series 1993B,
              (State Aid Withholding),
              5.20% 11/01/04..........  Aa2       AA        5,162
  1,000     Newport News, Virginia,
              Water and Sewer
              Authority, GO Refunding,
              Series 1993B, (State Aid
              Withholding),
              5.10% 11/01/03..........  Aa2       AA        1,027
  1,020     Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.50% 06/01/01..........  Aa2       AA        1,043
  1,095     Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.60% 06/01/02..........  Aa2       AA        1,132

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Norfolk, Virginia, Capital
              Improvement GO
              Refunding, Series 1992A,
              Prerefunded
              02/01/01 @ 102,
              5.90% 02/01/06..........  A1        AAA    $  1,042
  1,840     Norfolk, Virginia, Capital
              Improvement GO, Series
              1997, (FGIC Insured),
              5.38% 06/01/05..........  Aaa       AAA       1,910
  2,250     Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College Campus
              Project) Series 1995,
              5.88% 11/01/15..........  Aa2       AA        2,280
  2,000     Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured),
              5.70% 11/01/10..........  Aaa       AAA       2,074
  1,000     Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.00% 08/01/02..........  A3        AA-       1,018
  1,000     Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.25% 08/01/04..........  A3        AA-       1,031
  1,750     Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991, Prerefunded
              08/01/00 @ 102,
              6.70% 08/01/03..........  NR        AA-       1,826
  1,735     Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991, Prerefunded
              08/01/00 @ 102,
              6.80% 08/01/06..........  NR        AA-       1,812
  1,000     Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991, Prerefunded
              08/01/00 @ 102,
              6.80% 08/01/09..........  NR        AA-       1,044
  1,465     Prince William County,
              Virginia, Improvement GO
              Refunding, Series 1992A,
              6.20% 12/01/10..........  Aa2       AA        1,532
  1,775     Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.55% 10/01/05..........  Aaa       NR        1,888

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $3,500     Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1998,
              (FSA Insured),
              5.00% 10/01/18..........  Aaa       NR     $  3,121
  1,300     Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.63% 04/01/12..........  A2        NR        1,310
  1,000     Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              6.30% 10/15/07..........  NR        A-        1,091
  3,000     Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.00% 07/01/21..........  Aaa       AAA       2,698
  1,000     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding),
              5.00% 01/15/21..........  Aaa       AAA         901
  1,000     Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series 1992A,
              (FGIC Insured),
              5.65% 07/15/00..........  Aaa       AAA       1,015
  2,300     Richmond, Virginia, Public
              Improvement GO
              Refunding, Series 1993A,
              (State Aid Withholding),
              6.50% 01/15/02..........  A1        AA        2,408
  1,000     Richmond, Virginia, Public
              Improvement GO, Series
              1991A, Prerefunded
              01/15/01 @ 102,
              6.20% 01/15/03..........  Aaa       AA        1,045
  1,000     Richmond, Virginia, Public
              Improvement GO, Series
              1991A, Prerefunded
              01/15/01 @ 102,
              6.70% 01/15/11..........  Aaa       AA        1,051

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,430     Richmond, Virginia, Public
              Improvement GO, Series
              1993B, (State Aid
              Withholding),
              5.50% 07/15/09..........  A1        AA     $  1,480
  1,115     Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.20% 03/15/17..........  NR        A         1,040
  1,000     Roanoke, Virginia, Public
              Improvement GO
              Refunding, Series 1992B,
              5.80% 08/01/00..........  Aa3       AA        1,017
  3,295     Roanoke, Virginia, Public
              Improvement GO
              Refunding, Series 1992B,
              Prerefunded
              08/01/01 @ 100.5,
              6.00% 08/01/03..........  Aa3       AA        3,416
  1,100     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.38% 07/15/05..........  Aaa       AAA       1,089
  1,900     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.40% 07/15/06..........  Aaa       AAA       1,870
  2,000     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.40% 07/15/07..........  Aaa       AAA       1,950
  1,580     Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992,
              5.20% 07/15/01..........  A1        A+        1,609
  2,320     Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102,
              5.88% 07/15/09..........  A1        A+        2,454
  2,535     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.60% 11/01/14..........  NR        NR        2,633
  1,110     Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.40% 08/01/04..........  Aa3       A+        1,150
  1,500     Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.75% 08/01/08..........  Aa3       A+        1,557

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,000     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1991, (MBIA
              Insured), Prerefunded
              07/01/01 @ 102,
              6.25% 07/01/05..........  Aaa       AAA    $  2,108
  1,700     Virginia State, Virginia
              Commonwealth University,
              Revenue Refunding,
              Series 1994D,
              4.35% 07/01/02..........  A1        AA-       1,690
  1,000     Virginia Beach, Virginia,
              GO Refunding, Series
              1992,
              5.55% 02/01/01..........  Aa2       AA        1,019
  2,300     Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.40% 07/15/08..........  Aa2       AA        2,383
  1,000     Virginia Beach, Virginia,
              GO, Series 1989A,
              6.90% 10/01/00..........  Aa2       AA        1,022
  1,000     Virginia Beach, Virginia,
              GO, Series 1990A,
              6.85% 06/01/01..........  Aa2       AA        1,037
  1,000     Virginia Beach, Virginia,
              GO, Series 1990A,
              Prerefunded 06/01/00 @
              102,
              6.95% 06/01/06..........  NR        NR        1,040
  4,100     Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1997C,
              5.13% 05/15/19..........  Aa2       AA        3,788
  1,210     Virginia Port Authority,
              Port Facilities Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              6.00% 07/01/07..........  Aaa       AAA       1,285
  1,340     Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.75% 07/01/02..........  Aa2       AA        1,387
  1,000     Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              5.65% 07/01/17..........  Aaa       AAA         979
  3,500     Virginia State, GO
              Refunding, Series 1993B,
              4.80% 06/01/07..........  Aaa       AAA       3,513
  1,175     Virginia State, Higher
              Educational Institutions
              GO, Series 1991A,
              6.00% 06/01/01..........  Aaa       AAA       1,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,695     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1995D-3,
              6.10% 01/01/15..........  Aa1       AA+    $  1,729
  1,770     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1998D-1,
              AMT,
              4.30% 01/01/02..........  Aa1       AA+       1,758
  1,000     Virginia State, Housing
              Development Authority,
              Multi-Family Housing
              Revenue, Series 1998B,
              AMT,
              4.40% 11/01/03..........  Aa1       AA+         987
  2,000     Virginia State, Public
              Building Authority,
              Building Revenue
              Refunding, (Correctional
              Facilities Project)
              Series 1992A,
              5.80% 08/01/02..........  Aa        AA        2,071
  5,000     Virginia State, Public
              Building Authority,
              Public Revenue
              Refunding, Series 1998A,
              5.00% 08/01/07..........  Aa2       AA        5,048
  3,000     Virginia State, Public
              School Authority,
              Revenue Refunding,
              (School Financing
              Project) Series 1997-1,
              5.25% 08/01/10..........  Aa1       AA+       3,042
  1,480     Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State Aid
              Withholding),
              5.10% 01/01/05..........  Aa1       AA        1,514
  1,000     Virginia State, Public
              School Authority,
              Revenue, Series 1991A,
              Prerefunded 08/01/01 @
              102,
              6.50% 08/01/08..........  Aa1       AA        1,060
  2,195     Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid Withholding),
              5.40% 01/01/08..........  Aa1       AA        2,246
  2,970     Virginia State, Resource
              Authority, Sewer Systems
              Revenue Refunding,
              (Harrisonburg-Rockingham
              Project) Series 1998,
              5.00% 05/01/18..........  NR        AA        2,625

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.00% 10/01/15..........  NR        AA     $  1,020
  2,470     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993,
              5.15% 10/01/07..........  NR        AA        2,513
  1,020     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project) Series
              1996A,
              5.50% 04/01/17..........  NR        AA          999
  1,000     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.63% 10/01/18..........  NR        AA          840
  2,000     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.75% 10/01/25..........  NR        AA        1,684
  4,345     Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project) Series
              1996A,
              5.13% 05/15/21..........  Aa2       AA        3,966
  3,150     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (Route 28
              Project) Series 1992,
              6.00% 04/01/02..........  Aa        AA        3,277
  3,000     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              4.90% 05/15/03..........  Aa2       AA        3,048
  5,390     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              5.50% 05/15/09..........  Aa2       AA        5,511

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,105     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Project)
              Series 1993B,
              5.10% 05/15/05..........  Aa2       AA     $  2,151
  2,350     Virginia, Biotechnology
              Research Park Authority,
              Lease Revenue,
              (Biotechnology Two
              Project) Series 1996,
              5.75% 09/01/05..........  Aa        AA        2,487
  2,000     Virginia, College Building
              Authority, Educational
              Facilities Revenue
              Refunding, (University
              of Richmond Project)
              Series 1992,
              5.63% 11/01/02..........  NR        AA        2,047
  1,570     Virginia, College Building
              Authority, Educational
              Facilities Revenue,
              (Hampden - Sydney
              College Project) Series
              1992, Prerefunded
              09/01/01 @ 102,
              6.60% 09/01/16..........  Aa2       AAA       1,670
  2,000     Virginia, College Building
              Authority, Facilities
              Revenue, (Equipment
              Leasing Program) Series
              1997,
              5.00% 02/01/02..........  Aa2       AA        2,031
  5,000     Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series 1993A,
              (MBIA Insured),
              5.10% 07/01/08..........  Aaa       AAA       5,032
    775     Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnson Memorial
              Hospital Project) Series
              1995,
              5.63% 07/01/02..........  A2        NR          790
  1,000     Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project) Series
              1995, Prerefunded
              07/01/05 @ 102,
              6.00% 07/01/14..........  A2        NR        1,079
                                                         --------
                                                          264,940
                                                         --------

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            ALASKA -- 1.7%
 $1,000     Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.25% 07/01/03..........  Aaa       AAA    $  1,019
  6,500     North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1998A, (MBIA Insured),
              5.27%+ 06/30/09.........  Aaa       AAA       3,915
                                                         --------
                                                            4,934
                                                         --------
            DISTRICT OF COLUMBIA -- 0.7%
  1,000     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General Airport
              Revenue, Series 1994A,
              AMT, (MBIA Insured),
              5.20% 10/01/02..........  Aaa       AAA       1,024
  1,000     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General Airport
              Revenue, Series 1997B,
              AMT, (FGIC Insured),
              5.75% 10/01/03..........  Aaa       AAA       1,046
                                                         --------
                                                            2,070
                                                         --------
            MAINE -- 0.9%
  2,500     Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.75% 06/01/05..........  Baa2      NR        2,439
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $272,142)...........................    274,383
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

 SHARES                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.3%
              (Cost $6,526)
    6,526   AIM Tax-Exempt Fund..................   $  6,526
                                                    --------
            TOTAL INVESTMENTS
              (Cost $278,668*)..........   98.0%   280,909
                                                  --------
            OTHER ASSETS AND
              LIABILITIES (NET).........    2.0%
            Cash...............................   $      1
            Receivable for investment
              securities sold..................      2,451
            Receivable for Fund shares sold....        328
            Interest receivable................      4,560
            Prepaid expenses...................          5
            Payable for Fund shares redeemed...       (496)
            Investment advisory fee payable....        (47)
            Administration fee payable.........        (47)
            Shareholder servicing and
              distribution fees payable........        (16)
            Distributions payable..............     (1,043)
            Accrued Trustees' fees and
              expenses.........................        (22)
            Accrued expenses and other
              liabilities......................        (78)
                                                  --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................      5,596
                                                  --------
            NET ASSETS..................  100.0%  $286,505
                                                  ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $    150
            Accumulated net realized loss on
              investments sold.................       (216)
            Net unrealized appreciation of
              investments......................      2,241
            Paid-in capital....................    284,330
                                                  --------
            NET ASSETS.........................   $286,505
                                                  ========


                                                   VALUE
----------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($226,273,075 / 21,383,179 shares
              outstanding).....................     $10.58
                                                    ------
                                                    ------
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($50,027,474 / 4,727,546 shares
              outstanding).....................     $10.58
                                                    ------
                                                    ------
            Maximum sales charge...............      3.25%
            Maximum offering price per share...     $10.94
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($9,405,233 / 888,863
              shares outstanding)..............     $10.58
                                                    ------
                                                    ------
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($799,580 / 75,567
              shares outstanding)..............     $10.58
                                                    ------
                                                    ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $6,504 and gross depreciation of $4,263 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $278,668.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Water Revenue                                                          10.76%
   Transportation Revenue                                                 10.50%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 93.6%
            VIRGINIA -- 91.7%
 $1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing Corporation -
              Housing Mortgage -
              Woodbury Park Apartments
              Project) Series 1998A,
              5.45% 01/01/29..........  NR        A      $   931
  1,000     Augusta County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Augusta Hospital
              Corporation Project)
              Series 1993, (AMBAC
              Insured),
              5.50% 09/01/15..........  Aaa       AAA        977
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.65% 09/01/18..........  A1        A          531
  1,000     Danville, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Danville
              Regional Medical Center
              Project) Series 1998,
              (AMBAC Insured),
              5.25% 10/01/28..........  Aaa       AAA        921
    500     Fairfax County, Virginia,
              Industrial Development
              Authority, Health Care
              Revenue Refunding,
              (Inova Health Systems
              Project) Series 1996,
              5.50% 08/15/10..........  Aa2       AA         507
  1,000     Fairfax County, Virginia,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.50% 11/15/13..........  Aaa       AAA      1,004
    500     Fairfax County, Virginia,
              Water Authority, Revenue
              Refunding, Series 1997,
              5.00% 04/01/21..........  Aa2       AA         456
    800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT,
              5.95% 12/01/25..........  A2        A+         783

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  400     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              5.25% 09/01/17..........  NR        A      $   360
    500     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue, (Bon
              Secours Health Systems
              Project) Series 1995,
              (MBIA Insured),
              5.50% 08/15/25..........  Aaa       AAA        477
    500     Henrico County, Virginia,
              Industrial Development
              Authority, Public
              Facilities Lease
              Revenue, Series 1994,
              7.00% 08/01/13..........  Aa2       AA         558
    500     Henry County, Virginia,
              GO, Series 1994,
              5.75% 07/15/07..........  A         A          526
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.25% 12/15/14..........  Aaa       AAA        690
    765     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.60% 06/01/09..........  Aaa       AAA        785
    500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.80% 06/01/20..........  Aaa       AAA        500
  1,500     Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewer Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              1997A, AMT, Mandatory
              Put 03/31/02 @ 100,
              5.15% 04/01/22..........  VMIG1     A1       1,506
    500     Peninsula Ports Authority,
              Virginia, Health Care
              Facilities Revenue
              Refunding, (Riverside
              Health System Project)
              Series 1992A,
              Prerefunded 07/01/02 @
              102,
              6.63% 07/01/18..........  Aa2       AA-        538

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Pittsylvania County,
              Virginia, Public
              Improvement GO, Series
              1994,
              5.85% 07/01/08..........  A3        A      $   536
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.00% 02/01/14..........  A2        NR       1,005
    500     Prince William County,
              Virginia, Park Authority
              Revenue, Series 1994,
              6.88% 10/15/16..........  NR        A-         558
    500     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding),
              5.00% 01/15/21..........  Aaa       AAA        450
    800     Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series 1992B,
              (FGIC Insured),
              6.25% 07/15/22..........  Aaa       AAA        823
  1,390     Rivanna, Virginia, Water
              and Sewer Authority,
              Regional Water and Sewer
              Systems, Revenue
              Refunding, Series 1991,
              6.45% 10/01/12..........  Aa3       A+       1,460
    500     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.50% 07/15/08..........  Aaa       AAA        487
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.60% 11/01/14..........  NR        NR       1,039
    500     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1995A, (MBIA
              Insured),
              5.00% 07/01/25..........  Aaa       AAA        443
    500     Virginia Beach, Virginia,
              Public Improvement GO
              Refunding, Series 1994,
              (State Aid Withholding),
              5.75% 11/01/08..........  Aa2       AA         525

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project )
              Series 1997A,
              5.25% 05/15/22..........  Aa2       AA     $   928
    555     Virginia Commonwealth,
              Transportation Program,
              Revenue Refunding,
              (Northern Virginia
              Transportation District
              Program) Series 1997B,
              5.00% 05/15/14..........  Aa2       AA         528
    640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid Withholding),
              6.13% 08/01/11..........  Aa1       AA         686
    820     Virginia State, Resource
              Authority, Sewer Systems
              Revenue Refunding,
              (Harrisonburg-Rockingham
              Project) Series 1998,
              4.70% 05/01/11..........  NR        AA         781
    750     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.00% 10/01/15..........  NR        AA         765
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation Project)
              Series 1994C,
              6.13% 05/01/14..........  NR        AA         521
    800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.38% 03/01/19..........  Baa3      BBB        809
                                                         -------
                                                          24,394
                                                         -------
            OHIO -- 1.9%
    500     Dayton, Ohio, Special
              Facilities Revenue, (Air
              Freight Corporation
              Project) Series 1988D,
              AMT,
              6.20% 10/01/09..........  NR        BBB        505
                                                         -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $24,631)..........................    24,899
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                             VALUE
 (000)                                             (000)
----------------------------------------------------------
          INVESTMENT COMPANIES -- 1.8%
            (Cost $489)
    489   AIM Tax-Exempt Fund........................   $   489
                                                        -------
            TOTAL INVESTMENTS (Cost
              $25,120*)......................    95.4%   25,388
                                                        -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................     4.6%
            Receivable for investment securities
              sold...................................   $   973
            Interest receivable......................       467
            Receivable from investment advisor.......         1
            Prepaid expenses.........................         7
            Payable for Fund shares redeemed.........       (66)
            Administration fee payable...............        (4)
            Shareholder servicing and distribution
              fees payable...........................        (3)
            Distributions payable....................       (98)
            Accrued Trustees' fees and expenses......       (12)
            Accrued expenses and other liabilities...       (41)
                                                        -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)......................     1,224
                                                        -------
            NET ASSETS.......................   100.0%  $26,612
                                                        =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income......   $     7
            Accumulated net realized loss on
              investments sold.......................      (561)
            Net unrealized appreciation of
              investments............................       268
            Paid-in capital..........................    26,898
                                                        -------
            NET ASSETS...............................   $26,612
                                                        =======


                                                         VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($14,048,581 / 1,476,329 shares
              outstanding)...........................     $9.52
                                                          -----
                                                          -----
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($591,108 / 62,162 shares
              outstanding)...........................     $9.51
                                                          -----
                                                          -----
            Maximum sales charge.....................     4.75%
            Maximum offering price per share.........     $9.98
            INVESTOR B SHARES:
            Net asset value and offering price per
              share**
              ($11,969,026 / 1,257,793 shares
              outstanding)...........................
                                                          $9.52
                                                          -----
                                                          -----
            INVESTOR C SHARES:
            Net asset value and offering price per
              share**
              ($2,795 / 294 shares outstanding)......
                                                          $9.52
                                                          -----
                                                          -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $671 and gross depreciation of $403 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $25,120.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Virginia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   AMBAC                                                                  10.90%

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

   Water Revenue                                                          21.39%
   Hospital Revenue                                                       17.83%
   Industrial Development Revenue/
     Pollution Control Revenue                                            16.29%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


ABBREVIATIONS:

  AMBAC          American Municipal Bond Assurance
                   Corporation
  AMBAC-TCRS     American Municipal Bond Assurance
                   Corporation -- Transferable Custodial
                   Receipts
  AMT            Alternative Minimum Tax
  CONNIE LEE     College Construction Loan Insurance
                   Association
  FGIC           Financial Guaranty Insurance Company
  FGIC-TCRS      Financial Guaranty Insurance Company -
                   Transferable Custodial Receipts
  FHLMC COLL     Federal Home Loan Mortgage Corporation
                   collateral
  FHA            Federal Housing Authority
  FHA COLL       Federal Housing Authority collateral
  FNMA COLL      Federal National Mortgage Association
                   collateral
  FSA            Financial Security Assurance
  GO             General Obligation
  GNMA COLL      Government National Mortgage
                   Association
                   collateral
  GTY-AGMT       Guarantee Agreement
  GTD STD LNS    Guaranteed Student Loans
  IBC            Insured Bond Certificate
  IDR            Industrial Development Revenue
  LOC            Letter of Credit
  MBIA           Municipal Bond Insurance Association
  MBIA-IBC       Municipal Bond Insurance Association -
                   Insured Bond Certificate
  NR             Not Rated
  PCR            Pollution Control Revenue
  PSF-GTD        Permanent School Fund Guaranteed
  PUFG           Permanent University Fund Guarantee
  SCSDE          South Carolina School District
                   Enhancement
  SCH BD GTY     School Bond Guarantee
  VA COLL        Veterans Administration collateral

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        2,585     $       23,556     $       18,011
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               202              1,944              1,748
Administration fee..........................................               111                887                647
Transfer agent fees.........................................                26                203                145
Custodian fees..............................................                 7                 39                 30
Legal and audit fees........................................                39                 53                 48
Trustees' fees and expenses.................................                 8                  8                  8
Interest expense............................................                 4                 --                  2
Registration and filing fees................................                21                 21                 30
Other.......................................................                26                 63                 55
                                                                --------------     --------------     --------------
    Subtotal................................................               444              3,218              2,713
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                42                 24                 44
  Investor B Shares.........................................                55                 14                 65
  Investor C Shares.........................................                13                 10                 11
                                                                --------------     --------------     --------------
    Total expenses..........................................               554              3,266              2,833
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (256)              (935)              (728)
                                                                --------------     --------------     --------------
    Net expenses............................................               298              2,331              2,105
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME.......................................             2,287             21,225             15,906
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................               231             (1,636)              (359)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (1,635)           (34,021)           (34,831)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (1,404)           (35,657)           (35,190)
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $          883     $      (14,432)    $      (19,284)
                                                                ==============     ==============     ==============

---------------

 *  Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

       CALIFORNIA MUNICIPAL BOND
    -------------------------------
    FOR THE PERIOD
     MAY 15, 1999    FOR THE PERIOD      FLORIDA                           GEORGIA                           MARYLAND
          TO         MARCH 1, 1999     INTERMEDIATE       FLORIDA        INTERMEDIATE       GEORGIA        INTERMEDIATE
    SEPTEMBER 30,      TO MAY 14,       MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         1999           1999(a)            BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $        4,127   $        2,368   $        6,430   $        4,187   $        3,987   $          607   $        5,181
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               367              133              524              398              333               61              434
               165               89              239              147              152               18              199
                39               38               55               34               35                5               44
                 8               23               11                7                7                2                9
                28                2               41               40               40               33               41
                 7                1                8                8                8                8                8
                --*              --                1               --*              --               --               --
                --                1                1                3                1               --*               7
                58               30               34               32               31               27               33
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               672              317              914              669              607              154              775
               162              110               16               76               23                3               21
                15                5               25               74               40               56               31
                --*              --                6               --*               4               --*               3
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               849              432              961              819              674              213              830
              (235)             (14)            (303)            (236)            (226)             (91)            (272)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               614              418              658              583              448              122              558
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             3,513            1,950            5,772            3,604            3,539              485            4,623
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (375)           1,093             (703)              60             (186)             (19)            (131)
            (8,595)          (3,924)          (8,614)          (7,761)          (5,625)          (1,156)          (7,292)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            (8,970)          (2,831)          (9,317)          (7,701)          (5,811)          (1,175)          (7,423)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $       (5,457)  $         (881)  $       (3,545)  $       (4,097)  $       (2,272)  $         (690)  $       (2,800)
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

        MARYLAND
       MUNICIPAL
          BOND
----------------------------------
     $          879
     --------------
                 94
                 35
                  8
                  3
                 35
                  8
                 --
                  4
                 26
     --------------
                213
                  2
                 82
                  1
     --------------
                298
               (116)
     --------------
                182
     --------------
                697
     --------------
               (102)
             (1,424)
     --------------
             (1,526)
     --------------
     $         (829)
     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)
For the six months ended September 30, 1999

                                                                NORTH CAROLINA                       SOUTH CAROLINA
                                                                 INTERMEDIATE      NORTH CAROLINA     INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                                     BOND               BOND              BOND
                                                                  -----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        5,277     $        1,102    $        7,115
                                                                --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................               440                111               571
Administration fee..........................................               201                 41               261
Transfer agent fees.........................................                46                 10                59
Custodian fees..............................................                 9                  3                12
Legal and audit fees........................................                41                 37                42
Trustees' fees and expenses.................................                 8                  8                 8
Interest expense............................................                --*                --                --
Registration and filing fees................................                 1                 --*               --*
Other.......................................................                33                 26                36
                                                                --------------     --------------    --------------
    Subtotal................................................               779                236               989
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                12                  1                25
  Investor B Shares.........................................                32                121                43
  Investor C Shares.........................................                --*                --*               16
                                                                --------------     --------------    --------------
    Total expenses..........................................               823                358             1,073
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (268)              (124)             (327)
                                                                --------------     --------------    --------------
    Net expenses............................................               555                234               746
                                                                --------------     --------------    --------------
NET INVESTMENT INCOME.......................................             4,722                868             6,369
                                                                --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (145)                27                (8)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (7,796)            (2,130)          (10,463)
                                                                --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......            (7,941)            (2,103)          (10,471)
                                                                --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $       (3,219)    $       (1,235)   $       (4,102)
                                                                ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

                       TENNESSEE                           TEXAS                            VIRGINIA
    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE       VIRGINIA
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $          646   $        1,346   $          287   $       10,218   $          427   $        7,310   $          739
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
                64              115               28              829               42              612               72
                24               52               10              378               15              280               27
                 6               13                3               88                4               62                7
                 2                3                1               17                2               12                2
                33               38               31               44               32               42               34
                 8                8                8                8                8                8                8
                 1               --*              --                3               --*              --               --
                --*               3                3                1               --*               2               --*
                25               27               25               37               25               37               26
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               163              259              109            1,405              128            1,055              176
                 1               11                1                9               --*              66                1
                52               15               22               11               33               49               64
                --*              --*              --*              --*              --*               5               --*
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               216              285              132            1,425              161            1,175              241
               (96)            (128)             (79)            (433)             (84)            (353)            (100)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               120              157               53              992               77              822              141
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               526            1,189              234            9,226              350            6,488              598
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (112)            (315)             (64)            (903)             (44)            (232)             (83)
            (1,150)          (1,787)            (532)         (13,970)            (761)         (10,347)          (1,258)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            (1,262)          (2,102)            (596)         (14,873)            (805)         (10,579)          (1,341)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $         (736)  $         (913)  $         (362)  $       (5,647)  $         (455)  $       (4,091)  $         (743)
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SHORT-TERM                          INTERMEDIATE
                                                                 MUNICIPAL INCOME                      MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/99           YEAR ENDED         9/30/99          YEAR ENDED
                                                          (UNAUDITED)          3/31/99         (UNAUDITED)         3/31/99
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        2,287     $        4,730    $       21,225    $       41,590
Net realized gain/(loss) on investments..............               231                278            (1,636)            5,314
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (1,635)               286           (34,021)              406
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................               883              5,294           (14,432)           47,310
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (1,381)            (2,942)          (20,698)          (40,911)
  Investor A Shares..................................              (655)            (1,154)             (433)             (525)
  Investor B Shares..................................              (210)              (509)              (55)              (86)
  Investor C Shares..................................               (41)              (125)              (39)              (67)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --              (974)           (5,775)
  Investor A Shares..................................                --                 --               (18)              (69)
  Investor B Shares..................................                --                 --                (3)              (15)
  Investor C Shares..................................                --                 --                (2)              (10)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................           (16,575)            21,296           (15,979)           61,477
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................           (17,979)            21,860           (52,633)           61,329
NET ASSETS:
Beginning of period..................................           131,321            109,461           938,583           877,254
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      113,342     $      131,321    $      885,950    $      938,583
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           38     $           39    $          752    $          752
                                                         ==============     ==============    ==============    ==============

---------------

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                         CALIFORNIA                           FLORIDA INTERMEDIATE
           MUNICIPAL INCOME                            MUNICIPAL BOND                            MUNICIPAL BOND
                                      ------------------------------------------------   -------------------------------
 ---------------------------------
      SIX MONTHS                                                                           SIX MONTHS
        ENDED                          PERIOD ENDED                                          ENDED
       9/30/99         YEAR ENDED        9/30/99        PERIOD ENDED      YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)       5/14/99(a)       2/28/99(a)      (UNAUDITED)        3/31/99
------------------------------------------------------------------------------------------------------------------------
    $       15,906   $       29,528   $        3,513   $        1,950   $       10,113   $        5,772   $       10,814
              (359)           2,167             (375)           1,093            2,447             (703)             292
           (34,831)             970           (8,595)          (3,924)           1,310           (8,614)              29
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (19,284)          32,665           (5,457)            (881)          13,870           (3,545)          11,135
           (14,780)         (27,799)            (430)              --               --           (5,356)         (10,023)
              (830)          (1,064)          (3,038)          (1,930)         (10,081)            (295)            (578)
              (257)            (578)             (43)             (20)             (32)             (97)            (167)
               (42)             (84)              (2)              --               --              (24)             (46)
              (602)          (2,148)              --               --               --               --               --
               (22)             (95)              --               --           (4,299)              --               --
               (13)             (61)              --               --              (26)              --               --
                (2)              (9)              --               --               --               --               --
               226          185,849           (1,019)          (9,699)           7,770           (7,709)          38,788
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (35,606)         186,676           (9,989)         (12,530)           7,202          (17,026)          39,109
           680,214          493,538          208,657          221,187          213,985          253,819          214,710
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $      644,608   $      680,214   $      198,668   $      208,657   $      221,187   $      236,793   $      253,819
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
    $          598   $          602   $          291   $          292   $          292   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/99           YEAR ENDED         9/30/99          YEAR ENDED
                                                          (UNAUDITED)          3/31/99         (UNAUDITED)         3/31/99
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        3,604     $        6,878    $        3,539    $        6,921
Net realized gain/(loss) on investments..............                60                891              (186)              667
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (7,761)              (346)           (5,625)              119
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................            (4,097)             7,423            (2,272)            7,707
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (1,858)            (3,320)           (2,966)           (5,859)
  Investor A Shares..................................            (1,447)            (2,901)             (407)             (740)
  Investor B Shares..................................              (299)              (658)             (150)             (289)
  Investor C Shares..................................                --*                --*              (15)              (33)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --              (496)
  Investor A Shares..................................                --                 --                --               (77)
  Investor B Shares..................................                --                 --                --               (30)
  Investor C Shares..................................                --                 --                --                (4)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (6,498)           111,028            (2,158)           17,195
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................           (14,199)           111,572            (7,968)           17,374
NET ASSETS:
Beginning of period..................................           158,028             48,456           160,886           143,512
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      143,829     $      158,028    $      152,918    $      160,886
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          100     $           99    $           12    $           11
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                GEORGIA                    MARYLAND INTERMEDIATE                   MARYLAND
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $          485   $          874   $        4,623   $        8,126   $          697   $        1,167
               (19)              52             (131)           1,039             (102)              60
            (1,156)             160           (7,292)             (51)          (1,424)              66
    --------------   --------------   --------------   --------------   --------------   --------------
              (690)           1,086           (2,800)           9,114             (829)           1,293
              (222)            (418)          (4,130)          (7,192)            (378)            (619)
               (51)             (64)            (370)            (703)             (36)             (77)
              (211)            (393)            (114)            (210)            (280)            (470)
                --*              --*              (9)             (22)              (2)              (1)
                --               --               --               --               --               (2)
                --               --               --               --               --               --*
                --               --               --               --               --               (1)
                --               --               --               --               --               --
               211            4,770            2,210          100,167            1,900           12,763
    --------------   --------------   --------------   --------------   --------------   --------------
              (963)           4,981           (5,213)         101,154              375           12,886
            23,681           18,700          207,072          105,918           34,911           22,025
    --------------   --------------   --------------   --------------   --------------   --------------
    $       22,718   $       23,681   $      201,859   $      207,072   $       35,286   $       34,911
    ==============   ==============   ==============   ==============   ==============   ==============
    $            9   $            7   $            2   $            1   $            8   $            7
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                            NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/99           YEAR ENDED         9/30/99          YEAR ENDED
                                                          (UNAUDITED)          3/31/99         (UNAUDITED)         3/31/99
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        4,722     $        9,107    $          868    $        1,501
Net realized gain/(loss) on investments..............              (145)               609                27                53
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (7,796)                84            (2,130)              149
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................            (3,219)             9,800            (1,235)            1,703
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,382)            (8,419)             (393)             (497)
  Investor A Shares..................................              (218)              (423)              (25)              (63)
  Investor B Shares..................................              (120)              (259)             (450)             (944)
  Investor C Shares..................................                (2)                (6)               --*               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................              (234)              (474)               --                --
  Investor A Shares..................................               (12)               (25)               --                --
  Investor B Shares..................................                (8)               (18)               --                --
  Investor C Shares..................................                --*                --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................               172             14,118             1,430             9,529
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (8,023)            14,294              (673)            9,728
NET ASSETS:
Beginning of period..................................           210,277            195,983            41,980            32,252
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      202,254     $      210,277    $       41,307    $       41,980
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           81     $           81    $           21    $           21
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

      SOUTH CAROLINA INTERMEDIATE             SOUTH CAROLINA                TENNESSEE INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $        6,369   $       12,740   $          526   $          974   $        1,189   $        2,286
                (8)           1,038             (112)              28             (315)             235
           (10,463)            (235)          (1,150)              45           (1,787)              35
    --------------   --------------   --------------   --------------   --------------   --------------
            (4,102)          13,543             (736)           1,047             (913)           2,556
            (5,685)         (11,626)            (301)            (518)            (943)          (1,811)
              (451)            (755)             (25)             (49)            (192)            (371)
              (172)            (288)            (198)            (405)             (54)            (104)
               (61)             (72)              (1)              (2)              (1)              --
              (266)            (857)              --               --               --               --
               (21)             (59)              --               --               --               --
               (10)             (25)              --               --               --               --
                (4)              (6)              --               --               --               --
             6,612           (6,838)           1,161            3,368             (196)           4,759
    --------------   --------------   --------------   --------------   --------------   --------------
            (4,160)          (6,983)            (100)           3,441           (2,299)           5,029
           269,568          276,551           24,835           21,394           55,108           50,079
    --------------   --------------   --------------   --------------   --------------   --------------
    $      265,408   $      269,568   $       24,735   $       24,835   $       52,809   $       55,108
    ==============   ==============   ==============   ==============   ==============   ==============
    $           26   $           25   $           12   $           11   $            4   $            4
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/99           YEAR ENDED         9/30/99          YEAR ENDED
                                                          (UNAUDITED)          3/31/99         (UNAUDITED)         3/31/99
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $          234     $          459    $        9,226    $       18,330
Net realized gain/(loss) on investments..............               (64)               132              (903)            1,846
Net change in unrealized appreciation/(depreciation)
  of investments.....................................              (532)               (50)          (13,970)             (900)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................              (362)               541            (5,647)           19,276
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (133)              (243)           (9,027)          (18,065)
  Investor A Shares..................................               (13)               (36)             (157)             (175)
  Investor B Shares..................................               (86)              (177)              (42)              (82)
  Investor C Shares..................................                (1)                (2)               --*               (7)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --            (1,579)
  Investor A Shares..................................                --                 --                --               (16)
  Investor B Shares..................................                --                 --                --                (9)
  Investor C Shares..................................                --                 --                --                --*
Net increase/(decrease) in net assets from Fund share
  transactions.......................................              (443)                (8)          (13,815)           10,224
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (1,038)                75           (28,688)            9,567
NET ASSETS:
Beginning of period..................................            11,032             10,957           400,480           390,913
                                                         --------------     --------------    --------------    --------------
End of period........................................    $        9,994     $       11,032    $      371,792    $      400,480
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           24     $           23    $           53    $           53
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                 TEXAS                     VIRGINIA INTERMEDIATE                   VIRGINIA
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $          350   $          720   $        6,488   $       11,920   $          598   $        1,160
               (44)             339             (232)             279              (83)             138
              (761)            (219)         (10,347)             784           (1,258)             (23)
    --------------   --------------   --------------   --------------   --------------   --------------
              (455)             840           (4,091)          12,983             (743)           1,275
              (209)            (402)          (5,137)          (9,050)            (326)            (599)
                (9)             (21)          (1,144)          (2,450)             (22)             (50)
              (130)            (294)            (185)            (377)            (250)            (511)
                (2)              (3)             (17)             (43)              --*              --*
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
            (1,074)            (333)           1,651           57,724              494            2,011
    --------------   --------------   --------------   --------------   --------------   --------------
            (1,879)            (213)          (8,923)          58,787             (847)           2,126
            16,706           16,919          295,428          236,641           27,459           25,333
    --------------   --------------   --------------   --------------   --------------   --------------
    $       14,827   $       16,706   $      286,505   $      295,428   $       26,612   $       27,459
    ==============   ==============   ==============   ==============   ==============   ==============
    $           30   $           31   $          150   $          146   $            7   $            7
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                     SHORT-TERM MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,376    $ 23,825       4,720    $ 47,562
  Issued as reinvestment of dividends.......................       1           7           9          90
  Redeemed..................................................  (2,924)    (29,457)     (3,946)    (39,739)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (547)   $ (5,625)        783    $  7,913
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,715    $ 17,202       4,979    $ 50,187
  Issued as reinvestment of dividends.......................      39         388          92         931
  Redeemed..................................................  (2,276)    (22,818)     (3,872)    (39,023)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (522)   $ (5,228)      1,199    $ 12,095
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --         419    $  4,222
  Issued as reinvestment of dividends.......................      15         154          42         426
  Redeemed..................................................    (567)     (5,697)       (451)     (4,539)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (552)   $ (5,543)         10    $    109
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      41    $    411         511    $  5,138
  Issued as reinvestment of dividends.......................       3          34          11         115
  Redeemed..................................................     (62)       (624)       (405)     (4,074)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (18)   $   (179)        117    $  1,179
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,639)   $(16,575)      2,109    $ 21,296
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    8,011    $  80,870       18,458    $ 190,928
  Issued as reinvestment of dividends.......................       46          465          121        1,162
  Redeemed..................................................  (10,218)    (103,138)     (13,596)    (140,738)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,161)   $ (21,803)       4,983    $  51,352
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,941    $  19,575        1,515    $  15,629
  Issued as reinvestment of dividends.......................       17          169           32          338
  Redeemed..................................................   (1,483)     (14,882)        (609)      (6,296)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      475    $   4,862          938    $   9,671
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       60    $     607           54    $     560
  Issued as reinvestment of dividends.......................        3           30            6           59
  Redeemed..................................................       (9)         (88)          (8)         (84)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       54    $     549           52    $     535
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       59    $     601           68    $     704
  Issued as reinvestment of dividends.......................        3           34            7           71
  Redeemed..................................................      (22)        (222)         (83)        (856)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       40    $     413           (8)   $     (81)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,592)   $ (15,979)       5,965    $  61,477
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,513    $ 50,446      11,061    $127,340
  Issued in exchange for assets of NationsBank Common Trust:
    Municipal Bond Fund (Note 8)............................      --          --      11,784     135,044
  Issued as reinvestment of dividends.......................      18         205          43         488
  Redeemed..................................................  (5,114)    (57,276)     (7,333)    (84,501)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (583)   $ (6,625)     15,555    $178,371
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,766    $ 41,184       4,937    $ 56,960
  Issued in exchange for A Shares of Pacific Horizon:
    National Bond Fund (Note 8).............................   1,684      19,123          --          --
  Issued as reinvestment of dividends.......................      42         471          48         556
  Redeemed..................................................  (4,661)    (51,947)     (4,168)    (48,138)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     831    $  8,831         817    $  9,378
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      50    $    566         135    $  1,553
  Issued as reinvestment of dividends.......................      13         141          27         307
  Redeemed..................................................    (221)     (2,435)       (301)     (3,462)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (158)   $ (1,728)       (139)   $ (1,602)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      37    $    412          55    $    637
  Issued as reinvestment of dividends.......................       3          36           7          77
  Redeemed..................................................     (64)       (700)        (88)     (1,012)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (24)   $   (252)        (26)   $   (298)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................      66    $    226      16,207    $185,849
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    CALIFORNIA MUNICIPAL BOND
                                                  PERIOD ENDED
                                               SEPTEMBER 30, 1999          PERIOD ENDED              YEAR ENDED
                                                 (UNAUDITED)**           MAY 14, 1999(a)        FEBRUARY 28, 1999(a)
                                              --------------------      ------------------      --------------------
                                              SHARES      DOLLARS       SHARES    DOLLARS       SHARES      DOLLARS
                                              ----------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................    2,705    $  19,556          --    $     --          --     $     --
  Issued as reinvestment of dividends.......       10           70          --          --          --           --
  Redeemed..................................  (27,604)    (206,892)         --          --          --           --
                                              -------    ---------      ------    --------      ------     --------
  Net increase/(decrease)...................  (24,889)   $(187,266)         --    $     --          --     $     --
                                              =======    =========      ======    ========      ======     ========
INVESTOR A SHARES:
  Sold......................................    1,108    $   5,996         904    $  6,860       7,925     $ 60,153
  Issued in exchange for A Shares of Pacific
    Horizon:
    California Municipal Bond Fund (Note
      8)....................................   27,443      205,884          --          --          --           --
  Issued as reinvestment of dividends.......      242        1,274         130         989       1,220        9,312
  Redeemed..................................   (4,129)     (30,542)     (2,361)    (17,923)     (8,401)     (64,141)
                                              -------    ---------      ------    --------      ------     --------
  Net increase/(decrease)...................   24,664    $ 182,612      (1,327)   $(10,074)        744     $  5,324
                                              =======    =========      ======    ========      ======     ========
INVESTOR B SHARES:
  Sold......................................      166    $   1,229          98    $    744         358     $  2,735
  Issued in exchange for B Shares of Pacific
    Horizon:
    California Municipal Bond Fund (Note
      8)....................................      369        2,773          --          --          --           --
  Issued as reinvestment of dividends.......        4           20           2          12           6           47
  Redeemed..................................     (456)        (638)        (50)       (381)        (44)        (336)
                                              -------    ---------      ------    --------      ------     --------
  Net increase/(decrease)...................       83    $   3,384          50    $    375         320     $  2,446
                                              =======    =========      ======    ========      ======     ========
INVESTOR C SHARES:
  Sold......................................       34    $     250          --    $     --          --     $     --
  Issued as reinvestment of dividends.......       --*           1          --          --          --           --
  Redeemed..................................       --           --          --          --          --           --
                                              -------    ---------      ------    --------      ------     --------
  Net increase/(decrease)...................       34    $     251          --    $     --          --     $     --
                                              =======    =========      ======    ========      ======     ========
  Total net increase/(decrease).............     (108)   $  (1,019)     (1,277)   $ (9,699)      1,064     $  7,770
                                              =======    =========      ======    ========      ======     ========

---------------

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

 *  Amount represents less than $500 or 500 shares, as applicable.

** California Municipal Bond Fund's Primary A and Investor C Shares commenced operations on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,809    $ 19,131       5,968    $ 64,595
  Issued as reinvestment of dividends.......................       3          35           9          96
  Redeemed..................................................  (2,414)    (25,554)     (3,163)    (34,173)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (602)   $ (6,388)      2,814    $ 30,518
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     154    $  1,654       1,475    $ 15,944
  Issued as reinvestment of dividends.......................      18         184          36         384
  Redeemed..................................................    (254)     (2,662)       (996)    (10,763)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (82)   $   (824)        515    $  5,565
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      30    $    322         205    $  2,103
  Issued as reinvestment of dividends.......................       5          57           9         102
  Redeemed..................................................     (62)       (654)        (78)       (727)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (27)   $   (275)        136    $  1,478
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       9    $    100         182    $  1,969
  Issued as reinvestment of dividends.......................       2          18           3          33
  Redeemed..................................................     (32)       (340)        (71)       (775)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (21)   $   (222)        114    $  1,227
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (732)   $ (7,709)      3,579    $ 38,788
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1999
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                               ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,052     $10,233        2,451    $ 24,796
  Issued in exchange for Emerald Shares of Emerald:
    Florida Tax-Exempt Fund (Note 8)........................      --          --        4,083      40,619
  Issued as reinvestment of dividends.......................       7          65           16         149
  Redeemed..................................................    (993)     (9,665)      (1,560)    (15,848)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      66     $   633        4,990    $ 49,716
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     204     $ 2,000          447    $  4,495
  Issued in exchange for Class A Shares of Emerald:
    Florida Tax-Exempt Fund (Note 8)........................      --          --        7,877      78,347
  Issued as reinvestment of dividends.......................     102         993          215       2,170
  Redeemed..................................................    (929)     (9,040)      (2,195)    (22,090)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................    (623)    $(6,047)       6,344    $ 62,922
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     112     $ 1,094          199    $  1,997
  Issued as reinvestment of dividends.......................      13         124           29         296
  Redeemed..................................................    (237)     (2,302)        (389)     (3,923)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................    (112)    $(1,084)        (161)   $ (1,630)
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      --     $    --            2    $     20
  Issued as reinvestment of dividends.......................      --*         --*          --*         --*
  Redeemed..................................................      --          --           --*         --*
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      --*    $    --*           2    $     20
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................    (669)    $(6,498)      11,175    $111,028
                                                               =====     =======       ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 1999
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,196     $ 12,817        2,261     $ 24,758
  Issued as reinvestment of dividends.......................       1            8            2           18
  Redeemed..................................................  (1,104)     (11,874)      (1,701)     (18,648)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      93     $    951          562     $  6,128
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................      41     $    434        1,823     $ 20,088
  Issued as reinvestment of dividends.......................      28          297           57          624
  Redeemed..................................................    (335)      (3,562)        (946)     (10,421)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (266)    $ (2,831)         934     $ 10,291
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................      34     $    365          119     $  1,307
  Issued as reinvestment of dividends.......................       5           52           14          154
  Redeemed..................................................     (65)        (695)         (49)        (536)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (26)    $   (278)          84     $    925
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................      --     $     --           10     $    112
  Issued as reinvestment of dividends.......................       1           11            3           31
  Redeemed..................................................      (1)         (11)         (27)        (292)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      --*    $     --*         (14)    $   (149)
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................    (199)    $ (2,158)       1,566     $ 17,195
                                                              ======     ========       ======     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GEORGIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    116      $1,142          274      $ 2,753
  Issued as reinvestment of dividends.......................     --*         --*          --*          --*
  Redeemed..................................................    (85)       (827)        (127)      (1,275)
                                                               ----      ------         ----      -------
  Net increase/(decrease)...................................     31      $  315          147      $ 1,478
                                                               ====      ======         ====      =======
INVESTOR A SHARES:
  Sold......................................................     --*     $    2          218      $ 2,211
  Issued as reinvestment of dividends.......................      4          42            5           53
  Redeemed..................................................    (34)       (338)         (13)        (132)
                                                               ----      ------         ----      -------
  Net increase/(decrease)...................................    (30)     $ (294)         210      $ 2,132
                                                               ====      ======         ====      =======
INVESTOR B SHARES:
  Sold......................................................    133      $1,311          251      $ 2,532
  Issued as reinvestment of dividends.......................     11         109           21          211
  Redeemed..................................................   (125)     (1,230)        (155)      (1,559)
                                                               ----      ------         ----      -------
  Net increase/(decrease)...................................     19      $  190          117      $ 1,184
                                                               ====      ======         ====      =======
INVESTOR C SHARES:
  Sold......................................................     --      $   --           --      $    --
  Issued as reinvestment of dividends.......................     --*         --*          --*          --*
  Redeemed..................................................     --          --           (3)         (24)
                                                               ----      ------         ----      -------
  Net increase/(decrease)...................................     --*     $   --*          (3)     $   (24)
                                                               ====      ======         ====      =======
  Total net increase/(decrease).............................     20      $  211          471      $ 4,770
                                                               ====      ======         ====      =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,997    $ 21,678       2,757    $ 30,674
  Issued in exchange for assets of NationsBank Common Trust:
    Intermediate Municipal Bond Fund (Note 8)...............      --          --       8,515      93,840
  Issued as reinvestment of dividends.......................       5          49           8          97
  Redeemed..................................................  (1,915)    (20,792)     (2,414)    (26,843)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      87    $    935       8,866    $ 97,768
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     152    $  1,632         254    $  2,836
  Issued as reinvestment of dividends.......................      20         221          46         514
  Redeemed..................................................     (87)       (938)       (162)     (1,829)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      85    $    915         138    $  1,521
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      55    $    602         175    $  1,944
  Issued as reinvestment of dividends.......................       7          77          14         150
  Redeemed..................................................     (22)       (244)        (84)       (935)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      40    $    435         105    $  1,159
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $      1           7    $     77
  Issued as reinvestment of dividends.......................       1           7           2          17
  Redeemed..................................................      (8)        (83)        (35)       (375)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (7)   $    (75)        (26)   $   (281)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     205    $  2,210       9,083    $100,167
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       MARYLAND MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    324      $ 3,199       1,214     $12,110
  Issued as reinvestment of dividends.......................     --*           2          --*          4
  Redeemed..................................................   (231)      (2,262)       (420)     (4,201)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     93      $   939         794     $ 7,913
                                                               ====      =======       =====     =======
INVESTOR A SHARES:
  Sold......................................................     18      $   180          27     $   268
  Issued as reinvestment of dividends.......................      2           24           6          60
  Redeemed..................................................    (15)        (151)        (49)       (491)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................      5      $    53         (16)    $  (163)
                                                               ====      =======       =====     =======
INVESTOR B SHARES:
  Sold......................................................    200      $ 1,962         630     $ 6,403
  Issued as reinvestment of dividends.......................     18          178          34         341
  Redeemed..................................................   (147)      (1,433)       (164)     (1,731)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     71      $   707         500     $ 5,013
                                                               ====      =======       =====     =======
INVESTOR C SHARES:
  Sold......................................................     21      $   200          --*    $    --*
  Issued as reinvestment of dividends.......................     --*           1          --*         --*
  Redeemed..................................................     --           --          --*         --*
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     21      $   201          --*    $    --*
                                                               ====      =======       =====     =======
  Total net increase/(decrease).............................    190      $ 1,900       1,278     $12,763
                                                               ====      =======       =====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,469    $ 15,474       3,786    $ 41,006
  Issued as reinvestment of dividends.......................      17         185          21         236
  Redeemed..................................................  (1,412)    (14,870)     (2,549)    (27,730)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      74    $    789       1,258    $ 13,512
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      68    $    713         400    $  4,296
  Issued as reinvestment of dividends.......................      15         155          27         287
  Redeemed..................................................     (79)       (835)       (285)     (3,068)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       4    $     33         142    $  1,515
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       4    $     39          48    $    514
  Issued as reinvestment of dividends.......................       8          82          18         193
  Redeemed..................................................     (73)       (759)        (84)       (903)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (61)   $   (638)        (18)   $   (196)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --    $     --          --*   $     --*
  Issued as reinvestment of dividends.......................      --*          2           1           6
  Redeemed..................................................      (1)        (14)        (68)       (719)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (1)   $    (12)        (67)   $   (713)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................      16    $    172       1,315    $ 14,118
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                    NORTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    453      $ 4,500        1,145    $11,553
  Issued as reinvestment of dividends.......................     --*          --*          --*        --*
  Redeemed..................................................   (273)      (2,704)        (172)    (1,735)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................    180      $ 1,796          973    $ 9,818
                                                               ====      =======       ======    =======
INVESTOR A SHARES:
  Sold......................................................     33      $   327          162    $ 1,638
  Issued as reinvestment of dividends.......................      1           14            2         21
  Redeemed..................................................    (28)        (275)        (123)    (1,251)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................      6      $    66           41    $   408
                                                               ====      =======       ======    =======
INVESTOR B SHARES:
  Sold......................................................    127      $ 1,256          281    $ 2,828
  Issued as reinvestment of dividends.......................     29          283           63        640
  Redeemed..................................................   (201)      (1,971)        (413)    (4,165)
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................    (45)     $  (432)         (69)   $  (697)
                                                               ====      =======       ======    =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --           --*   $    --*
  Issued as reinvestment of dividends.......................     --*          --*          --*        --*
  Redeemed..................................................     --           --           --*        --*
                                                               ----      -------       ------    -------
  Net increase/(decrease)...................................     --*     $    --*          --    $    --
                                                               ====      =======       ======    =======
  Total net increase/(decrease).............................    141      $ 1,430          945    $ 9,529
                                                               ====      =======       ======    =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                               SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 1999
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,941     $ 20,486        2,584     $ 27,952
  Issued as reinvestment of dividends.......................       6           69           15          164
  Redeemed..................................................  (1,538)     (16,233)      (3,874)     (41,931)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     409     $  4,322       (1,275)    $(13,815)
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     351     $  3,741          602     $  6,544
  Issued as reinvestment of dividends.......................      17          179           34          364
  Redeemed..................................................    (182)      (1,930)        (192)      (2,081)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     186     $  1,990          444     $  4,827
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................      82     $    870          218     $  2,370
  Issued as reinvestment of dividends.......................       9           98           18          190
  Redeemed..................................................     (69)        (725)         (76)        (824)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      22     $    243          160     $  1,736
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................      57     $    597          191     $  2,068
  Issued as reinvestment of dividends.......................       4           42            4           46
  Redeemed..................................................     (56)        (582)        (157)      (1,700)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................       5     $     57           38     $    414
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................     622     $  6,612         (633)    $ (6,838)
                                                              ======     ========       ======     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     SOUTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    400      $ 3,990         503      $ 5,191
  Issued as reinvestment of dividends.......................     --           --          --           --
  Redeemed..................................................   (246)      (2,455)       (183)      (1,887)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    154      $ 1,535         320      $ 3,304
                                                               ====      =======        ====      =======
INVESTOR A SHARES:
  Sold......................................................     17      $   171           6      $    67
  Issued as reinvestment of dividends.......................      2           19           4           42
  Redeemed..................................................     (2)         (21)        (55)        (568)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................     17      $   169         (45)     $  (459)
                                                               ====      =======        ====      =======
INVESTOR B SHARES:
  Sold......................................................     18      $   165          98      $ 1,013
  Issued as reinvestment of dividends.......................     11          115          23          234
  Redeemed..................................................    (83)        (824)        (75)        (774)
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................    (54)     $  (544)         46      $   473
                                                               ====      =======        ====      =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --           5      $    48
  Issued as reinvestment of dividends.......................     --*           1          --*           2
  Redeemed..................................................     --           --          --*          --*
                                                               ----      -------        ----      -------
  Net increase/(decrease)...................................     --*     $     1           5      $    50
                                                               ====      =======        ====      =======
  Total net increase/(decrease).............................    117      $ 1,161         326      $ 3,368
                                                               ====      =======        ====      =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                   TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999             YEAR ENDED
                                                                  (UNAUDITED)               MARCH 31, 1999
                                                              --------------------       --------------------
                                                              SHARES       DOLLARS       SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    338        $ 3,444         769        $ 8,052
  Issued as reinvestment of dividends.......................      4             42           7             75
  Redeemed..................................................   (353)        (3,601)       (440)        (4,608)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................    (11)       $  (115)        336        $ 3,519
                                                               ====        =======        ====        =======
INVESTOR A SHARES:
  Sold......................................................     47        $   484         169        $ 1,771
  Issued as reinvestment of dividends.......................     12            128          25            265
  Redeemed..................................................    (68)          (701)        (86)          (896)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................     (9)       $   (89)        108        $ 1,140
                                                               ====        =======        ====        =======
INVESTOR B SHARES:
  Sold......................................................      4        $    38          30        $   310
  Issued as reinvestment of dividends.......................      3             37           7             77
  Redeemed..................................................     (6)           (67)        (31)          (317)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................      1        $     8           6        $    70
                                                               ====        =======        ====        =======
INVESTOR C SHARES:
  Sold......................................................     --*       $    --*          3        $    30
  Issued as reinvestment of dividends.......................     --*            --*         --*            --*
  Redeemed..................................................     --*            --*         --*            --*
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................     --*       $    --*          3        $    30
                                                               ====        =======        ====        =======
  Total net increase/(decrease).............................     19        $  (196)        453        $ 4,759
                                                               ====        =======        ====        =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         TENNESSEE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999             YEAR ENDED
                                                                  (UNAUDITED)               MARCH 31, 1999
                                                              --------------------       --------------------
                                                              SHARES       DOLLARS       SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    55         $  544          189        $ 1,946
  Issued as reinvestment of dividends.......................    --*            --*          --*            --*
  Redeemed..................................................   (98)          (960)         (76)          (777)
                                                               ---         ------         ----        -------
  Net increase/(decrease)...................................   (43)        $ (416)         113        $ 1,169
                                                               ===         ======         ====        =======
INVESTOR A SHARES:
  Sold......................................................    20         $  209           34        $   349
  Issued as reinvestment of dividends.......................     1              7            3             32
  Redeemed..................................................    --*            --*        (131)        (1,354)
                                                               ---         ------         ----        -------
  Net increase/(decrease)...................................    21         $  216          (94)       $  (973)
                                                               ===         ======         ====        =======
INVESTOR B SHARES:
  Sold......................................................     6         $   64           14        $   145
  Issued as reinvestment of dividends.......................     6             58           13            129
  Redeemed..................................................   (36)          (365)         (49)          (503)
                                                               ---         ------         ----        -------
  Net increase/(decrease)...................................   (24)        $ (243)         (22)       $  (229)
                                                               ===         ======         ====        =======
INVESTOR C SHARES:
  Sold......................................................    --         $   --            2        $    24
  Issued as reinvestment of dividends.......................    --*            --*          --*             1
  Redeemed..................................................    --             --           --*            --*
                                                               ---         ------         ----        -------
  Net increase/(decrease)...................................    --*        $   --*           2        $    25
                                                               ===         ======         ====        =======
  Total net increase/(decrease).............................   (46)        $ (443)          (1)       $    (8)
                                                               ===         ======         ====        =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,189    $ 22,534       5,191    $ 54,659
  Issued as reinvestment of dividends.......................      --*          4          15         160
  Redeemed..................................................  (3,555)    (36,395)     (4,612)    (48,526)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,366)   $(13,857)        594    $  6,293
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     128    $  1,306       1,057    $ 11,128
  Issued as reinvestment of dividends.......................       3          34           9          94
  Redeemed..................................................    (132)     (1,346)       (661)     (6,956)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (1)   $     (6)        405    $  4,266
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       5    $     49          10    $    104
  Issued as reinvestment of dividends.......................       3          25           5          58
  Redeemed..................................................      (3)        (26)        (20)       (206)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     48          (5)   $    (44)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --    $     --          --*   $     --*
  Issued as reinvestment of dividends.......................      --*         --*          1           6
  Redeemed..................................................      --          --         (29)       (297)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $     --*        (28)   $   (291)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,362)   $(13,815)        966    $ 10,224
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         TEXAS MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     14      $   142         280     $ 2,823
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................   (107)      (1,046)       (109)     (1,100)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (93)     $  (904)        171     $ 1,723
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................      6      $    60          58     $   588
  Issued as reinvestment of dividends.......................     --*           2           1           7
  Redeemed..................................................     (7)         (73)        (61)       (617)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     (1)     $   (11)         (2)    $   (22)
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................      4      $    37           8     $    93
  Issued as reinvestment of dividends.......................      7           68          17         168
  Redeemed..................................................    (27)        (265)       (227)     (2,298)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (16)     $  (160)       (202)    $(2,037)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --          --*    $    --*
  Issued as reinvestment of dividends.......................     --*           1          --*          3
  Redeemed..................................................     --           --          --*         --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     --*     $     1          --*    $     3
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................   (110)     $(1,074)        (33)    $  (333)
                                                               ====      =======        ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,853    $ 30,686       7,658    $ 84,298
  Issued in exchange for assets of NationsBank Common Trust:
    Virginia Municipal Bond Fund (Note 8)...................      --          --         437       4,781
  Issued as reinvestment of dividends.......................       3          30           6          65
  Redeemed..................................................  (2,175)    (23,494)     (3,052)    (33,592)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     681    $  7,222       5,049    $ 55,552
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      71    $    762         883    $  9,763
  Issued as reinvestment of dividends.......................      57         615         132       1,452
  Redeemed..................................................    (568)     (6,158)       (799)     (8,799)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (440)   $ (4,781)        216    $  2,416
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      66    $    701         115    $  1,275
  Issued as reinvestment of dividends.......................      11         114          22         246
  Redeemed..................................................    (125)     (1,341)        (82)       (910)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (48)   $   (526)         55    $    611
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       6    $     68          48    $    531
  Issued as reinvestment of dividends.......................       1          13           3          33
  Redeemed..................................................     (32)       (345)       (130)     (1,419)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (25)   $   (264)        (79)   $   (855)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     168    $  1,651       5,241    $ 57,724
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       VIRGINIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    276      $ 2,697         431     $ 4,431
  Issued as reinvestment of dividends.......................     --*           2           1          13
  Redeemed..................................................   (100)        (970)       (240)     (2,532)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    176      $ 1,729         192     $ 1,912
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     46      $   437          48     $   476
  Issued as reinvestment of dividends.......................      1           11           3          33
  Redeemed..................................................    (81)        (778)        (77)       (777)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (34)     $  (330)        (26)    $  (268)
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     36      $   350         120     $ 1,210
  Issued as reinvestment of dividends.......................     14          145          31         314
  Redeemed..................................................   (144)      (1,400)       (114)     (1,157)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (94)     $  (905)         37     $   367
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --          --*    $    --*
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................     --           --          --*         --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     --*     $    --*         --*    $    --*
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................     48      $   494         203     $ 2,011
                                                               ====      =======        ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                            NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                              VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                            BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                            OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                            --------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/1999(c)
  (unaudited).............................   $10.10       $0.20          $(0.13)           $0.07          $(0.20)           --
Year ended 3/31/1999(c)...................    10.05        0.41            0.05             0.46           (0.41)           --
Year ended 3/31/1998......................     9.95        0.42            0.10             0.52           (0.42)           --
Year ended 3/31/1997......................     9.98        0.44           (0.03)            0.41           (0.44)           --
Period ended 3/31/1996(b).................    10.03        0.15           (0.05)            0.10           (0.15)           --
Year ended 11/30/1995.....................     9.69        0.44            0.34             0.78           (0.44)           --
Year ended 11/30/1994.....................     9.96        0.38           (0.27)            0.11           (0.38)       $(0.00)#
INVESTOR A SHARES
Six months ended 9/30/1999(c)
  (unaudited).............................   $10.10       $0.20          $(0.12)           $0.08          $(0.20)           --
Year ended 3/31/1999(c)...................    10.05        0.39            0.05             0.44           (0.39)           --
Year ended 3/31/1998......................     9.95        0.40            0.10             0.50           (0.40)           --
Year ended 3/31/1997......................     9.98        0.42           (0.03)            0.39           (0.42)           --
Period ended 3/31/1996(b).................    10.03        0.14           (0.05)            0.09           (0.14)           --
Year ended 11/30/1995.....................     9.69        0.42            0.34             0.76           (0.42)           --
Year ended 11/30/1994.....................     9.96        0.36           (0.27)            0.09           (0.36)       $(0.00)#
INVESTOR B SHARES
Six months ended 9/30/1999(c)
  (unaudited).............................   $10.10       $0.19          $(0.12)           $0.07          $(0.19)           --
Year ended 3/31/1999(c)...................    10.05        0.38            0.05             0.43           (0.38)           --
Year ended 3/31/1998......................     9.95        0.39            0.10             0.49           (0.39)           --
Year ended 3/31/1997......................     9.98        0.40           (0.03)            0.37           (0.40)           --
Period ended 3/31/1996(b).................    10.03        0.13           (0.05)            0.08           (0.13)           --
Year ended 11/30/1995.....................     9.69        0.40            0.34             0.74           (0.40)           --
Year ended 11/30/1994.....................     9.96        0.34           (0.27)            0.07           (0.34)       $(0.00)#
INVESTOR C SHARES
Six months ended 9/30/1999(c)
  (unaudited).............................   $10.10       $0.16          $(0.13)           $0.03          $(0.16)           --
Year ended 3/31/1999(c)...................    10.05        0.40            0.02             0.42           (0.37)           --
Year ended 3/31/1998......................     9.95        0.39            0.10             0.49           (0.39)           --
Year ended 3/31/1997......................     9.98        0.40           (0.03)            0.37           (0.40)           --
Period ended 3/31/1996(b).................    10.03        0.14           (0.05)            0.09           (0.14)           --
Year ended 11/30/1995.....................     9.69        0.42            0.34             0.76           (0.42)           --
Period ended 11/30/1994*..................     9.84        0.19           (0.15)            0.04           (0.19)       $(0.00)#

---------------

  * Short-Term Municipal Income Investor C Shares commenced operations on May 19, 1994.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                       RATIO OF                                  AND/OR EXPENSE
                                                                       OPERATING                                 REIMBURSEMENTS
                                                                      EXPENSES TO                                ---------------
                                                         RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(0.20)         $ 9.97         1.32%     $72,563        0.40%+        0.41%+        4.09%+           36%           0.77%+
    (0.41)          10.10         4.71       79,002        0.40              (a)         4.11           53            0.80
    (0.42)          10.05         5.33       70,740        0.40              (a)         4.17           94            0.77
    (0.44)           9.95         4.15       61,072        0.40              (a)         4.36           80            0.84
    (0.15)           9.98         0.96       48,511       0.40+              (a)        4.37+           16           0.86+
    (0.44)          10.03         8.16       49,961        0.45              (a)         4.38           82            0.93
    (0.38)           9.69         1.09       33,488        0.34              (a)         3.83           57            0.80
   $(0.20)         $ 9.98         1.22%     $30,155        0.61%+        0.62%+        3.88%+           36%           1.02%+
    (0.39)          10.10         4.50       35,805        0.60              (a)         3.91           53            1.05
    (0.40)          10.05         5.12       23,580        0.60              (a)         3.97           94            0.97
    (0.42)           9.95         3.96        8,417        0.60              (a)         4.16           80            1.04
    (0.14)           9.98         0.90        4,599       0.60+              (a)        4.17+           16           1.06+
    (0.42)          10.03         7.95        3,741        0.65              (a)         4.18           82            1.13
    (0.36)           9.69         0.90          217        0.52              (a)         3.65           57            0.99
   $(0.19)         $ 9.98         1.14%     $ 8,253        0.77%+        0.78%+        3.72%+           36%           1.77%+
    (0.38)          10.10         4.34       13,931        0.75              (a)         3.76           53            1.80
    (0.39)          10.05         4.96       13,753        0.75              (a)         3.82           94            1.12
    (0.40)           9.95         3.78       10,655        0.75              (a)         4.01           80            1.19
    (0.13)           9.98         0.84       13,859       0.75+              (a)        4.02+           16           1.21+
    (0.40)          10.03         7.78        9,803        0.80              (a)         4.03           82            1.28
    (0.34)           9.69         0.73       13,421        0.69              (a)         3.48           57            1.15
   $(0.16)         $ 9.97         0.81%     $ 2,371        1.40%+        1.41%+        3.09%+           36%           1.77%+
    (0.37)          10.10         4.29        2,583        0.83              (a)         3.68           53            1.80
    (0.39)          10.05         4.99        1,388        0.75              (a)         3.82           94            1.12
    (0.40)           9.95         3.79        1,080        0.75              (a)         4.01           80            1.19
    (0.14)           9.98         0.85        2,072       0.72+              (a)        4.05+           16           1.18+
    (0.42)          10.03         7.95        1,953        0.70              (a)         4.13           82            1.18
    (0.19)           9.69         0.45          323       0.59+              (a)        3.58+           57           1.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.30        $0.23           $(0.39)           $(0.16)          $(0.23)        $(0.01)
Year ended 3/31/1999..............      10.30         0.47             0.07              0.54            (0.47)         (0.07)
Year ended 3/31/1998..............      10.01         0.48             0.33              0.81            (0.48)         (0.04)
Year ended 3/31/1997..............      10.03         0.48            (0.02)             0.46            (0.48)            --
Period ended 3/31/1996(b).........      10.17         0.16            (0.14)             0.02            (0.16)            --
Year ended 11/30/1995.............       9.24         0.48             0.93              1.41            (0.48)            --
Year ended 11/30/1994.............      10.11         0.45            (0.86)            (0.41)           (0.45)#        (0.01)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.30        $0.22           $(0.39)           $(0.17)          $(0.22)        $(0.01)
Year ended 3/31/1999..............      10.30         0.45             0.07              0.52            (0.45)         (0.07)
Year ended 3/31/1998..............      10.01         0.46             0.33              0.79            (0.46)         (0.04)
Year ended 3/31/1997..............      10.03         0.46            (0.02)             0.44            (0.46)            --
Period ended 3/31/1996(b).........      10.17         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.24         0.47             0.93              1.40            (0.47)            --
Year ended 11/30/1994.............      10.11         0.42            (0.86)            (0.44)           (0.42)#        (0.01)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.30        $0.19           $(0.39)           $(0.20)          $(0.19)        $(0.01)
Year ended 3/31/1999..............      10.30         0.39             0.07              0.46            (0.39)         (0.07)
Year ended 3/31/1998..............      10.01         0.41             0.33              0.74            (0.41)         (0.04)
Year ended 3/31/1997..............      10.03         0.43            (0.02)             0.41            (0.43)            --
Period ended 3/31/1996(b).........      10.17         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.24         0.43             0.93              1.36            (0.43)            --
Period ended 11/30/1994**.........      10.13         0.39            (0.88)            (0.49)           (0.39)#        (0.01)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.30        $0.19           $(0.39)           $(0.20)          $(0.19)        $(0.01)
Year ended 3/31/1999..............      10.30         0.40             0.09              0.49            (0.42)         (0.07)
Year ended 3/31/1998..............      10.01         0.42             0.33              0.75            (0.42)         (0.04)
Year ended 3/31/1997..............      10.03         0.43            (0.02)             0.41            (0.43)            --
Period ended 3/31/1996(b).........      10.17         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.24         0.43             0.93              1.36            (0.43)            --
Period ended 11/30/1994**.........       9.35         0.03            (0.11)            (0.08)           (0.03)            --

---------------

 ** Intermediate Municipal Bond Investor B and Investor C Shares commenced operations on December 2, 1993 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.24)         $ 9.90        (1.51)%    $860,900       0.50%+          4.65%+         17%           0.70%+
    (0.54)          10.30         5.33       918,367       0.50(a)         4.55           40            0.68
    (0.52)          10.30         8.20       867,154       0.50(a)         4.65           47            0.74
    (0.48)          10.01         4.63       108,204       0.50(a)         4.74           21            0.81
    (0.16)          10.03         0.20        77,423       0.50+(a)        4.75+           4            0.83+
    (0.48)          10.17        15.60        73,897       0.45(a)         4.91           31            0.84
    (0.46)           9.24        (4.25)       38,055       0.35(a)         4.59           51            0.88
   $(0.23)         $ 9.90        (1.61)%    $ 20,217       0.71%+          4.44%+         17%           0.95%+
    (0.52)          10.30         5.12        16,149       0.70(a)         4.35           40            0.93
    (0.50)          10.30         7.99         6,487       0.70(a)         4.45           47            0.94
    (0.46)          10.01         4.42         2,067       0.70(a)         4.54           21            1.01
    (0.15)          10.03         0.13         1,500       0.70+(a)        4.55+           4            1.03+
    (0.47)          10.17        15.38         1,249       0.65(a)         4.71           31            1.04
    (0.43)           9.24        (4.48)          172       0.53(a)         4.41           51            1.06
   $(0.20)         $ 9.90        (1.92)%    $  2,990       1.33%+          3.82%+         17%           1.70%+
    (0.46)          10.30         4.49         2,556       1.30(a)         3.75           40            1.68
    (0.45)          10.30         7.50         2,023       1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.12         1,481       1.00(a)         4.24           21            1.31
    (0.14)          10.03         0.03         1,623       1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17        15.02         1,352       0.95(a)         4.41           31            1.34
    (0.40)           9.24        (5.00)          943       0.85+(a)        4.09+          51            1.38+
   $(0.20)         $ 9.90        (1.94)%    $  1,843       1.50%+          3.65%+         17%           1.70%+
    (0.49)          10.30         4.80         1,511       1.21(a)         3.84           40            1.68
    (0.46)          10.30         7.62         1,590       1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.11           756       1.00(a)         4.24           21            1.31
    (0.14)          10.03         0.03           716       1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17        14.96           359       0.95(a)         4.41           31            1.34
    (0.03)           9.24        (0.52)            2       0.85+(a)        4.09+          51            1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.48        $0.27           $(0.61)           $(0.34)          $(0.27)        $(0.01)
Year ended 3/31/1999..............      11.46         0.54             0.07              0.61            (0.54)         (0.05)
Year ended 3/31/1998..............      10.89         0.57             0.62              1.19            (0.57)         (0.05)
Year ended 3/31/1997..............      10.84         0.59             0.05              0.64            (0.59)            --
Period ended 3/31/1996(b).........      11.08         0.20            (0.24)            (0.04)           (0.20)            --
Year ended 11/30/1995.............       9.64         0.59             1.44              2.03            (0.59)            --
Year ended 11/30/1994.............      11.33         0.57            (1.44)            (0.87)           (0.57)#        (0.25)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.48        $0.26           $(0.61)           $(0.35)          $(0.26)        $(0.01)
Year ended 3/31/1999..............      11.46         0.52             0.07              0.59            (0.52)         (0.05)
Year ended 3/31/1998..............      10.89         0.54             0.62              1.16            (0.54)         (0.05)
Year ended 3/31/1997..............      10.84         0.57             0.05              0.62            (0.57)            --
Period ended 3/31/1996(b).........      11.08         0.19            (0.24)            (0.05)           (0.19)            --
Year ended 11/30/1995.............       9.64         0.57             1.44              2.01            (0.57)            --
Year ended 11/30/1994.............      11.33         0.55            (1.44)            (0.89)           (0.55)#        (0.25)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.48        $0.22           $(0.61)           $(0.39)          $(0.22)        $(0.01)
Year ended 3/31/1999..............      11.46         0.44             0.08              0.52            (0.45)         (0.05)
Year ended 3/31/1998..............      10.89         0.48             0.62              1.10            (0.48)         (0.05)
Year ended 3/31/1997..............      10.84         0.51             0.05              0.56            (0.51)            --
Period ended 3/31/1996(b).........      11.08         0.17            (0.24)            (0.07)           (0.17)            --
Year ended 11/30/1995.............       9.64         0.51             1.44              1.95            (0.51)            --
Period ended 11/30/1994...........      11.33         0.49            (1.44)            (0.95)           (0.49)#        (0.25)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.48        $0.22           $(0.61)           $(0.39)          $(0.22)        $(0.01)
Year ended 3/31/1999..............      11.46         0.46             0.07              0.53            (0.46)         (0.05)
Year ended 3/31/1998..............      10.89         0.49             0.62              1.11            (0.49)         (0.05)
Year ended 3/31/1997..............      10.84         0.53             0.05              0.58            (0.53)            --
Period ended 3/31/1996(b).........      11.08         0.18            (0.24)            (0.06)           (0.18)            --
Year ended 11/30/1995.............       9.64         0.51             1.44              1.95            (0.51)            --
Period ended 11/30/1994...........      11.33         0.49            (1.44)            (0.95)           (0.49)#        (0.25)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                       RATIO OF                                  AND/OR EXPENSE
                                                                       OPERATING                                 REIMBURSEMENTS
                                                                      EXPENSES TO                                ---------------
                                                         RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(0.28)         $10.86        (3.00)%    $595,362       0.60%+            (a)         4.80%+         13%           0.81%+
    (0.59)          11.48         5.42       635,629       0.60            --            4.71           11            0.80
    (0.62)          11.46        11.12       456,485       0.60              (a)         4.97           38            0.84
    (0.59)          10.89         6.03        77,260       0.60              (a)         5.41           25            0.91
    (0.20)          10.84        (0.41)       68,022      0.60+              (a)        5.35+            4            0.91+
    (0.59)          11.08        21.55        68,836       0.60              (a)         5.63           49            0.88
    (0.82)           9.64        (8.17)       59,279       0.61          0.62%           5.42           63            0.90
   $(0.27)         $10.86        (3.10)%    $ 36,113       0.80%+            (a)         4.60%+         13%           1.06%+
    (0.57)          11.48         5.21        28,625       0.80            --            4.51           11            1.05
    (0.59)          11.46        10.89        19,226       0.80              (a)         4.77           38            1.04
    (0.57)          10.89         5.82        15,075       0.80              (a)         5.21           25            1.11
    (0.19)          10.84        (0.47)       26,085      0.80+              (a)         5.15+           4            1.11+
    (0.57)          11.08        21.31        27,963       0.80              (a)         5.43           49            1.08
    (0.80)           9.64        (8.34)       23,754       0.79          0.80%           5.24           63            1.08
   $(0.23)         $10.86        (3.42)%    $ 11,361       1.47%+            (a)         3.93%+         13%           1.81%+
    (0.50)          11.48         4.53        13,810       1.45            --            3.86           11            1.80
    (0.53)          11.46        10.23        15,383       1.42              (a)         4.15           38            1.66
    (0.51)          10.89         5.24        14,615       1.35              (a)         4.66           25            1.66
    (0.17)          10.84        (0.66)       16,870       1.35+             (a)        4.60+            4           1.66+
    (0.51)          11.08        20.65        18,165       1.35              (a)         4.88           49            1.63
    (0.74)           9.64        (8.86)       17,101       1.36          1.37%           4.67           63            1.65
   $(0.23)         $10.86        (3.46)%    $  1,772       1.60%+            (a)         3.80%+         13%           1.81%+
    (0.51)          11.48         4.64         2,150       1.36            --            3.95           11            1.80
    (0.54)          11.46        10.37         2,444       1.33              (a)         4.24           38            1.57
    (0.53)          10.89         5.50         1,713       1.10              (a)         4.91           25            1.41
    (0.18)          10.84        (0.60)        2,173       1.16+             (a)        4.79+            4            1.47+
    (0.51)          11.08        20.65         2,268       1.35              (a)         4.88           49            1.63
    (0.74)           9.64        (8.86)        3,064       1.36          1.37%           4.67           63            1.65

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Period ended 9/30/1999***
  (unaudited).....................      $7.51        $0.13           $(0.35)           $(0.22)          $(0.13)            --
INVESTOR A SHARES*
Period ended 9/30/1999
  (unaudited).....................      $7.50        $0.15           $(0.33)           $(0.18)          $(0.15)            --
Period ended 5/14/1999............       7.60         0.07            (0.10)            (0.03)           (0.07)            --
Year ended 2/28/1999..............       7.64         0.34             0.10              0.44            (0.34)        $(0.14)
Year ended 2/28/1998..............       7.35         0.35             0.29              0.64            (0.35)            --
Year ended 2/28/1997**............       7.45         0.36            (0.05)             0.31            (0.36)         (0.05)
Year ended 2/29/1996..............       7.12         0.37             0.33              0.70            (0.37)            --
Year ended 2/28/1995..............       7.49         0.38            (0.37)             0.01            (0.38)            --
INVESTOR B SHARES*
Period ended 9/30/1999
  (unaudited).....................      $7.51        $0.14           $(0.34)           $(0.20)          $(0.14)            --
Period ended 5/14/1999............       7.61         0.06            (0.10)            (0.04)           (0.06)            --
Period ended 2/28/1999***.........       7.61         0.16             0.14              0.30            (0.16)        $(0.14)
INVESTOR C SHARES
Period ended 9/30/1999***
  (unaudited).....................      $7.51        $0.05           $(0.36)           $(0.31)          $(0.05)            --

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund's A Shares and B Shares, which were reorganized into the Investor A Shares and Investor B Shares, respectively, as of May 21, 1999.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.13)          $7.16        (2.99)%    $ 18,288       0.61%+(b)       4.45%+         32%           0.90%+
   $(0.15)          $7.17        (2.69)%    $176,890       0.81%+(b)       4.25%+         32%           1.15%+
    (0.07)           7.50        (0.42)      206,000       0.93+           4.40+           1            0.96+
    (0.48)           7.60         5.94       219,000       0.93(a)         4.42           42            0.93(a)
    (0.35)           7.64         9.18       214,000       0.90(a)         4.74           28            1.06(a)
    (0.41)           7.35         4.29       221,000       0.90(a)         4.88           34            1.10(a)
    (0.37)           7.45        10.12       221,000       0.94(a)         5.11           57            1.14(a)
    (0.38)           7.12         0.36       195,000       0.95            5.43           20            1.15
   $(0.14)          $7.17        (3.06)%    $  3,245       1.47%+(b)       3.59%+         32%           1.90%+
    (0.06)           7.51        (0.57)        3,000       1.66+           3.63+           1            1.69+
    (0.30)           7.61         4.09         2,000       1.70+(a)        3.67+          42            1.71+(a)
   $(0.05)          $7.15        (4.18)%    $    245       1.61%+(b)       3.45%+         32%           1.90%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.25           $(0.40)           $(0.15)          $(0.25)            --
Year ended 3/31/1999..............      10.77         0.50             0.02              0.52            (0.50)            --
Year ended 3/31/1998..............      10.40         0.50             0.37              0.87            (0.50)            --
Year ended 3/31/1997..............      10.46         0.49            (0.06)             0.43            (0.49)            --
Period ended 3/31/1996(b).........      10.63         0.17            (0.17)             0.00            (0.17)            --
Year ended 11/30/1995.............       9.61         0.48             1.02              1.50            (0.48)            --
Year ended 11/30/1994.............      10.50         0.45            (0.88)            (0.43)           (0.45)#       $(0.01)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.24           $(0.41)           $(0.17)          $(0.24)            --
Year ended 3/31/1999..............      10.77         0.48             0.02              0.50            (0.48)            --
Year ended 3/31/1998..............      10.40         0.48             0.37              0.85            (0.48)            --
Year ended 3/31/1997..............      10.46         0.47            (0.06)             0.41            (0.47)            --
Period ended 3/31/1996(b).........      10.63         0.16            (0.17)            (0.01)           (0.16)            --
Year ended 11/30/1995.............       9.61         0.46             1.02              1.48            (0.46)            --
Year ended 11/30/1994.............      10.50         0.43            (0.88)            (0.45)           (0.43)#       $(0.01)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.21           $(0.40)           $(0.19)          $(0.21)            --
Year ended 3/31/1999..............      10.77         0.42             0.02              0.44            (0.42)            --
Year ended 3/31/1998..............      10.40         0.43             0.37              0.80            (0.43)            --
Year ended 3/31/1997..............      10.46         0.44            (0.06)             0.38            (0.44)            --
Period ended 3/31/1996(b).........      10.63         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.61         0.43             1.02              1.45            (0.43)            --
Year ended 11/30/1994.............      10.50         0.40            (0.88)            (0.48)           (0.40)#       $(0.01)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.20           $(0.40)           $(0.20)          $(0.20)            --
Year ended 3/31/1999..............      10.77         0.41             0.03              0.44            (0.42)            --
Year ended 3/31/1998(c)...........      10.40         0.43             0.37              0.80            (0.43)            --
Year ended 3/31/1997..............      10.46         0.44            (0.06)             0.38            (0.44)            --
Period ended 3/31/1996(b).........      10.63         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.61         0.43             1.02              1.45            (0.43)            --
Year ended 11/30/1994.............      10.50         0.39            (0.88)            (0.49)           (0.39)#       $(0.01)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.39         (1.40)%   219,576        0.50%+(a)       4.71%+           4%          0.74%+
    (0.50)          10.79          4.95     234,530        0.50            4.65            14           0.72
    (0.50)          10.77          8.55     203,710        0.50(a)         4.74            13           0.76
    (0.49)          10.40          4.22      51,748        0.50(a)         4.72            16           0.81
    (0.17)          10.46         (0.06)     44,988        0.50+(a)        4.66+           18           0.86+
    (0.48)          10.63         15.92      44,038        0.55(a)         4.70            27           0.81
    (0.46)           9.61         (4.26)     42,717        0.55(a)         4.44            34           0.76
   $(0.24)         $10.38         (1.60)%    11,448        0.71%+(a)       4.50%+           4%          0.99%+
    (0.48)          10.79          4.74      12,783        0.70            4.45            14           0.97
    (0.48)          10.77          8.34       7,205        0.70(a)         4.54            13           0.96
    (0.47)          10.40          4.01       2,142        0.70(a)         4.52            16           1.01
    (0.16)          10.46         (0.13)      2,029        0.70+(a)        4.46+           18           1.06+
    (0.46)          10.63         15.68       2,292        0.75(a)         4.50            27           1.01
    (0.44)           9.61         (4.43)      2,114        0.73(a)         4.26            34           0.94
   $(0.21)         $10.39         (1.81)%     4,625        1.33%+(a)       3.88%+           4%          1.74%+
    (0.42)          10.79          4.11       5,090        1.30            3.85            14           1.72
    (0.43)          10.77          7.80       3,606        1.20(a)         4.04            13           1.46
    (0.44)          10.40          3.70       3,488        1.00(a)         4.22            16           1.31
    (0.15)          10.46         (0.23)      4,001        1.00+(a)        4.16+           18           1.36+
    (0.43)          10.63         15.34       4,775        1.05(a)         4.20            27           1.31
    (0.41)           9.61         (4.73)      4,691        1.05(a)         3.94            34           1.26
   $(0.20)         $10.39         (1.89)%     1,144        1.50%+(a)       3.71%+           4%          1.74%+
    (0.42)          10.79          4.10       1,416        1.36            3.79            14           1.72
    (0.43)          10.77          7.80         188        1.20(a)         4.04            13           1.46
    (0.44)          10.40          3.71         272        1.00(a)         4.22            16           1.31
    (0.15)          10.46         (0.23)        275        1.00+(a)        4.16+           18           1.36+
    (0.43)          10.63         15.34         277        1.05(a)         4.20            27           1.31
    (0.40)           9.61         (4.81)        614        1.13(a)         3.86            34           1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.24           $(0.50)           $(0.26)          $(0.24)
Year ended 3/31/1999...............................       9.99         0.48             0.00              0.48            (0.48)
Year ended 3/31/1998...............................       9.48         0.48             0.51              0.99            (0.48)
Year ended 3/31/1997...............................       9.47         0.48             0.01              0.49            (0.48)
Period ended 3/31/1996(b)..........................       9.76         0.16            (0.29)            (0.13)           (0.16)
Year ended 11/30/1995..............................       8.40         0.51             1.36              1.87            (0.51)
Period ended 11/30/1994*...........................       9.93         0.49            (1.53)            (1.04)           (0.49)
INVESTOR A SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.23           $(0.50)           $(0.27)          $(0.23)
Year ended 3/31/1999...............................       9.99         0.46             0.00              0.46            (0.46)
Year ended 3/31/1998...............................       9.48         0.46             0.51              0.97            (0.46)
Year ended 3/31/1997...............................       9.47         0.46             0.01              0.47            (0.46)
Period ended 3/31/1996(b)..........................       9.76         0.15            (0.29)            (0.14)           (0.15)
Year ended 11/30/1995..............................       8.40         0.49             1.36              1.85            (0.49)
Period ended 11/30/1994*...........................       9.98         0.47            (1.58)            (1.11)           (0.47)
INVESTOR B SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.20           $(0.50)           $(0.30)          $(0.20)
Year ended 3/31/1999...............................       9.99         0.40             0.00              0.40            (0.40)
Year ended 3/31/1998...............................       9.48         0.40             0.51              0.91            (0.40)
Year ended 3/31/1997...............................       9.47         0.41             0.01              0.42            (0.41)
Period ended 3/31/1996(b)..........................       9.76         0.14            (0.29)            (0.15)           (0.14)
Year ended 11/30/1995..............................       8.40         0.44             1.36              1.80            (0.44)
Year ended 11/30/1994..............................       9.73         0.45            (1.33)            (0.88)           (0.45)
INVESTOR C SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.19           $(0.50)           $(0.31)          $(0.19)
Year ended 3/31/1999(c)............................       9.99         0.37             0.03              0.40            (0.40)
Year ended 3/31/1998(c)............................       9.48         0.41             0.51              0.92            (0.41)
Year ended 3/31/1997...............................       9.47         0.44             0.01              0.45            (0.44)
Period ended 3/31/1996(b)..........................       9.76         0.14            (0.29)            (0.15)           (0.14)
Year ended 11/30/1995..............................       8.40         0.44             1.36              1.80            (0.44)
Period ended 11/30/1994*...........................       8.47         0.03            (0.07)            (0.04)           (0.03)

---------------

  * Florida Municipal Bond Primary A, Investor A and Investor C Shares commenced operations on December 13, 1993, December 10, 1993 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
   $9.49              (2.63)%   $73,991        0.60%+(a)       4.92%+          2%           0.88%+
    9.99               4.90      77,197        0.60(a)         4.80           16            0.85
    9.99              10.60      27,378        0.60(a)         4.85           19            0.90
    9.48               5.29      16,702        0.60(a)         5.07           23            0.93
    9.47              (1.33)     13,044        0.60+(a)        5.03+           7            0.96+
    9.76              22.69      11,219        0.39(a)         5.44           13            0.95
    8.40             (10.70)      4,258        0.21+(a)        5.55+          46            0.91+
   $9.49              (2.73)%   $56,215        0.81%+(a)       4.71%+          2%           1.13%+
    9.99               4.69      65,373        0.80(a)         4.60           16            1.10
    9.99              10.38       2,027        0.80(a)         4.65           19            1.10
    9.48               5.09       1,781        0.80(a)         4.87           23            1.13
    9.47              (1.40)      1,836        0.80+(a)        4.83+           7            1.16+
    9.76              22.45       1,787        0.59            5.24           13            1.15
    8.40             (11.35)      1,024        0.39+(a)        5.37+          46            1.09+
   $9.49              (3.05)%   $13,601        1.48%+(a)       4.04%+          2%           1.88%+
    9.99               4.01      15,435        1.45(a)         3.95           16            1.85
    9.99               9.71      17,048        1.42(a)         4.03           19            1.72
    9.48               4.52      19,751        1.35(a)         4.32           23            1.68
    9.47              (1.58)     23,947        1.35+(a)        4.28+           7            1.71+
    9.76              21.78      25,398        1.14(a)         4.69           13            1.70
    8.40              (9.37)     19,868        0.96(a)         4.80           46            1.66
   $9.49              (3.11)%   $    22        1.60%+(a)       3.92%+          2%           1.88%+
    9.99               4.01          23        1.53(a)         3.87           16            1.85
    9.99               9.83           3        1.33(a)         4.12           19            1.63
    9.48               4.78          40        1.10(a)         4.57           23            1.43
    9.47              (1.52)         38        1.15+(a)        4.48+           7            1.51+
    9.76              21.80          38        1.14(a)         4.69           13            1.70
    8.40              (0.43)          2        0.96+(a)        4.80+          46            1.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.94        $0.25           $(0.40)           $(0.15)          $(0.25)            --
Year ended 3/31/1999..............      10.92         0.49             0.07              0.56            (0.50)        $(0.04)
Year ended 3/31/1998..............      10.58         0.49             0.38              0.87            (0.49)         (0.04)
Year ended 3/31/1997..............      10.63         0.50            (0.05)             0.45            (0.50)            --
Period ended 3/31/1996(b).........      10.81         0.17            (0.18)            (0.01)           (0.17)            --
Year ended 11/30/1995.............       9.82         0.50             0.99              1.49            (0.50)            --
Year ended 11/30/1994.............      10.82         0.49            (0.98)            (0.49)           (0.49)#        (0.02)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.94        $0.24           $(0.40)           $(0.16)          $(0.24)            --
Year ended 3/31/1999..............      10.92         0.47             0.06              0.53            (0.47)        $(0.04)
Year ended 3/31/1998..............      10.58         0.47             0.38              0.85            (0.47)         (0.04)
Year ended 3/31/1997..............      10.63         0.48            (0.05)             0.43            (0.48)            --
Period ended 3/31/1996(b).........      10.81         0.16            (0.18)            (0.02)           (0.16)            --
Year ended 11/30/1995.............       9.82         0.48             0.99              1.47            (0.48)            --
Year ended 11/30/1994.............      10.82         0.47            (0.98)            (0.51)           (0.47)#        (0.02)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.94        $0.20           $(0.40)           $(0.20)          $(0.20)            --
Year ended 3/31/1999..............      10.92         0.41             0.06              0.47            (0.41)        $(0.04)
Year ended 3/31/1998..............      10.58         0.42             0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997..............      10.63         0.45            (0.05)             0.40            (0.45)            --
Period ended 3/31/1996(b).........      10.81         0.15            (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995.............       9.82         0.45             0.99              1.44            (0.45)            --
Year ended 11/30/1994.............      10.82         0.44            (0.98)            (0.54)           (0.44)#        (0.02)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.94        $0.19           $(0.40)           $(0.21)          $(0.19)            --
Year ended 3/31/1999..............      10.92         0.41             0.05              0.46            (0.40)        $(0.04)
Year ended 3/31/1998(c)...........      10.58         0.42             0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997..............      10.63         0.45            (0.05)             0.40            (0.45)            --
Period ended 3/31/1996(b).........      10.81         0.15            (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995.............       9.82         0.45             0.99              1.44            (0.45)            --
Year ended 11/30/1994.............      10.82         0.43            (0.98)            (0.55)           (0.43)#        (0.02)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                           RATIO OF                                  AND/OR EXPENSE
                                                                           OPERATING                                 REIMBURSEMENTS
                                                                          EXPENSES TO                                ---------------
                                                             RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST        AVERAGE       TURNOVER      AVERAGE NET
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE       NET ASSETS       RATE          ASSETS
    --------------------------------------------------------------------------------------------------------------------------------
       $(0.25)         $10.54         (1.39)%   $128,180       0.50%+            (a)         4.58%+           6%          0.78%+
        (0.54)          10.94          5.20      132,016       0.50              (a)         4.51            14           0.73
        (0.53)          10.92          8.45      125,654       0.50              (a)         4.54            25           0.75
        (0.50)          10.58          4.33       43,470       0.50              (a)         4.72             9           0.80
        (0.17)          10.63         (0.13)      38,222       0.50+             (a)         4.67+            3           0.83+
        (0.50)          10.81         15.42       40,383       0.55              (a)         4.76            17           0.80
        (0.51)           9.82         (4.70)      33,111       0.54            0.55%         4.74            22           0.75
       $(0.24)         $10.54         (1.52)%   $ 16,150       0.71%+            (a)         4.37%+           6%          1.03%+
        (0.51)          10.94          4.99       19,674       0.70              (a)         4.31            14           0.98
        (0.51)          10.92          8.24        9,446       0.70              (a)         4.34            25           0.95
        (0.48)          10.58          4.12        8,810       0.70              (a)         4.52             9           1.00
        (0.16)          10.63         (0.19)       8,625       0.70+             (a)         4.47+            3           1.03+
        (0.48)          10.81         15.20        9,175       0.75              (a)         4.56            17           1.00
        (0.49)           9.82         (4.87)      10,401       0.72            0.73%         4.56            22           0.93
       $(0.20)         $10.54         (1.83)%   $  7,733       1.33%+            (a)         3.75%+           6%          1.78%+
        (0.45)          10.94          4.37        8,310       1.30              (a)         3.71            14           1.73
        (0.46)          10.92          7.70        7,378       1.20              (a)         3.84            25           1.45
        (0.45)          10.58          3.81        7,601       1.00              (a)         4.22             9           1.30
        (0.15)          10.63         (0.29)       8,098       1.00+             (a)         4.17+            3           1.33+
        (0.45)          10.81         14.85        8,160       1.05              (a)         4.26            17           1.30
        (0.46)           9.82         (5.17)       7,269       1.04            1.05%         4.24            22           1.25
       $(0.19)         $10.54         (1.91)%   $    855       1.50%+            (a)         3.58%+           6%          1.78%+
        (0.44)          10.94          4.35          886       1.31              (a)         3.70            14           1.73
        (0.46)          10.92          7.70        1,034       1.20              (a)         3.84            25           1.45
        (0.45)          10.58          3.81        1,983       1.00              (a)         4.22             9           1.30
        (0.15)          10.63         (0.29)       2,445       1.00+             (a)         4.17+            3           1.33+
        (0.45)          10.81         14.85        2,606       1.05              (a)         4.26            17           1.30
        (0.45)           9.82         (5.25)       2,397       1.12            1.13%         4.16            22           1.33

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.12        $0.23           $(0.50)           $(0.27)          $(0.23)
Year ended 3/31/1999...............................      10.00         0.46             0.12              0.58            (0.46)
Year ended 3/31/1998...............................       9.50         0.47             0.50              0.97            (0.47)
Year ended 3/31/1997...............................       9.48         0.47             0.02              0.49            (0.47)
Period ended 3/31/1996(b)..........................       9.72         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.38         0.51             1.34              1.85            (0.51)
Period ended 11/30/1994*...........................      10.02         0.46            (1.64)            (1.18)           (0.46)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.12        $0.22           $(0.50)           $(0.28)          $(0.22)
Year ended 3/31/1999...............................      10.00         0.44             0.12              0.56            (0.44)
Year ended 3/31/1998...............................       9.50         0.45             0.50              0.95            (0.45)
Year ended 3/31/1997...............................       9.48         0.45             0.02              0.47            (0.45)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.49             1.34              1.83            (0.49)
Period ended 11/30/1994*...........................       9.99         0.47            (1.61)            (1.14)           (0.47)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited).............     $10.12        $0.18           $(0.50)           $(0.32)          $(0.18)
Year ended 3/31/1999...............................      10.00         0.37             0.12              0.49            (0.37)
Year ended 3/31/1998...............................       9.50         0.39             0.50              0.89            (0.39)
Year ended 3/31/1997...............................       9.48         0.40             0.02              0.42            (0.40)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.44             1.34              1.78            (0.44)
Year ended 11/30/1994..............................       9.81         0.45            (1.43)            (0.98)           (0.45)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited).............     $10.12        $0.17           $(0.50)           $(0.33)          $(0.17)
Year ended 3/31/1999...............................      10.00         0.37             0.12              0.49            (0.37)
Year ended 3/31/1998(c)............................       9.50         0.40             0.50              0.90            (0.40)
Year ended 3/31/1997...............................       9.48         0.42             0.02              0.44            (0.42)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.44             1.34              1.78            (0.44)
Period ended 11/30/1994*...........................       8.45         0.03            (0.07)            (0.04)           (0.03)

---------------

  * Georgia Municipal Bond Primary A, Investor A and Investor C Shares commenced operations on January 13, 1994, December 30, 1993 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $ 9.62         (2.73)%   $ 9,542        0.60%+          4.59%+          5%           1.32%+
    10.12          5.89       9,719        0.60            4.53           17            1.18
    10.00         10.43       8,138        0.60(a)         4.82           30            1.02
     9.50          5.29       5,550        0.60(a)         4.96           19            1.05
     9.48         (0.84)      2,068        0.60+(a)        4.96+           7            1.14+
     9.72         22.48       2,628        0.40(a)         5.42           26            1.09
     8.38        (12.07)        232        0.21+(a)        5.60+          35            1.04+
   $ 9.62         (2.83)%   $ 2,201        0.81%+          4.38%+          5%           1.57%+
    10.12          5.68       2,611        0.80            4.33           17            1.43
    10.00         10.22         483        0.80(a)         4.62           30            1.22
     9.50          5.05         208        0.80(a)         4.76           19            1.25
     9.48         (1.08)          7        0.80+(a)        4.76+           7            1.34+
     9.72         22.25           7        0.60(a)         5.22           26            1.29
     8.38        (11.71)          6        0.39+(a)        5.42+          35            1.22+
   $ 9.62         (3.15)%   $10,972        1.48%+          3.71%+          5%           2.32%+
    10.12          5.00      11,348        1.45            3.68           17            2.18
    10.00          9.54      10,052        1.42(a)         4.00           30            1.84
     9.50          4.50      10,182        1.35(a)         4.21           19            1.80
     9.48         (1.09)     12,254        1.35+(a)        4.21+           7            1.89+
     9.72         21.58      13,017        1.15(a)         4.67           26            1.84
     8.38        (10.28)      9,500        0.96(a)         4.85           35            1.79
   $ 9.62         (3.25)%   $     3        1.60%+          3.59%+          5%           2.32%+
    10.12          4.97           3        1.49            3.64           17            2.18
    10.00          9.64          27        1.33(a)         4.09           30            1.75
     9.50          4.77          72        1.10(a)         4.46           19            1.55
     9.48         (1.03)         69        1.16+(a)        4.40+           7            1.70+
     9.72         21.59          69        1.15(a)         4.67           26            1.84
     8.38         (0.44)          2        0.96+(a)        4.85+          35            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.07        $0.25           $(0.39)           $(0.14)          $(0.25)            --
Year ended 3/31/1999..............      11.01         0.50             0.06              0.56            (0.50)            --
Year ended 3/31/1998..............      10.70         0.51             0.31              0.82            (0.51)            --
Year ended 3/31/1997..............      10.80         0.51            (0.10)             0.41            (0.51)            --
Period ended 3/31/1996(b).........      10.95         0.17            (0.15)             0.02            (0.17)            --
Year ended 11/30/1995.............      10.00         0.51             0.98              1.49            (0.51)        $(0.03)
Year ended 11/30/1994.............      11.09         0.50            (0.99)            (0.49)           (0.50)         (0.10)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.07        $0.24           $(0.39)           $(0.15)          $(0.24)            --
Year ended 3/31/1999..............      11.01         0.48             0.06              0.54            (0.48)            --
Year ended 3/31/1998..............      10.70         0.49             0.31              0.80            (0.49)            --
Year ended 3/31/1997..............      10.80         0.48            (0.10)             0.38            (0.48)            --
Period ended 3/31/1996(b).........      10.95         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............      10.00         0.48             0.98              1.46            (0.48)        $(0.03)
Year ended 11/30/1994.............      11.09         0.48            (0.99)            (0.51)           (0.48)         (0.10)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.07        $0.20           $(0.39)           $(0.19)          $(0.20)            --
Year ended 3/31/1999..............      11.01         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998..............      10.70         0.43             0.31              0.74            (0.43)            --
Year ended 3/31/1997..............      10.80         0.45            (0.10)             0.35            (0.45)            --
Period ended 3/31/1996(b).........      10.95         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............      10.00         0.45             0.98              1.43            (0.45)        $(0.03)
Year ended 11/30/1994.............      11.09         0.45            (0.99)            (0.54)           (0.45)         (0.10)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.07        $0.19           $(0.39)           $(0.20)          $(0.19)            --
Year ended 3/31/1999..............      11.01         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998..............      10.70         0.43             0.31              0.74            (0.43)            --
Year ended 3/31/1997..............      10.80         0.45            (0.10)             0.35            (0.45)            --
Period ended 3/31/1996(b).........      10.95         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............      10.00         0.45             0.98              1.43            (0.45)        $(0.03)
Year ended 11/30/1994.............      11.09         0.44            (0.99)            (0.55)           (0.44)         (0.10)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                         RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
IN EXCESS OF      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
NET REALIZED         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
       --          $(0.25)         $10.68         (1.29)%   $177,725        0.50%+         4.56%+          5%           0.76%+
       --           (0.50)          11.07          5.17      183,356        0.50           4.51           22            0.74
       --           (0.51)          11.01          7.83       84,715        0.50           4.63           12            0.80
       --           (0.51)          10.70          3.83       63,549        0.50(a)        4.70           10            0.78
       --           (0.17)          10.80          0.16       61,337        0.50+(a)       4.62+           4            0.81+
       --           (0.54)          10.95         15.16       62,460        0.55(a)        4.76           11            0.80
   $(0.00)#         (0.60)          10.00         (4.64)      61,349        0.53(a)        4.73           22            0.73
       --          $(0.24)         $10.68         (1.39)%   $ 17,465        0.71%+         4.35%+          5%           1.01%+
       --           (0.48)          11.07          4.96       17,166        0.70           4.31           22            0.99
       --           (0.49)          11.01          7.61       15,558        0.70           4.43           12            1.00
       --           (0.48)          10.70          3.62       14,988        0.70(a)        4.50           10            0.98
       --           (0.16)          10.80          0.09       19,456        0.70+(a)       4.42+           4            1.01+
       --           (0.51)          10.95         14.94       21,208        0.75(a)        4.56           11            1.00
   $(0.00)#         (0.58)          10.00         (4.82)      22,145        0.71(a)        4.55           22            0.91
       --          $(0.20)         $10.68         (1.70)%   $  6,202        1.34%+         3.72%+          5%           1.76%+
       --           (0.41)          11.07          4.33        5,989        1.30           3.71           22            1.74
       --           (0.43)          11.01          7.07        4,804        1.20           3.93           12            1.50
       --           (0.45)          10.70          3.31        4,299        1.00(a)        4.20           10            1.28
       --           (0.15)          10.80         (0.01)       4,500        1.00+(a)       4.12+           4            1.31+
       --           (0.48)          10.95         14.59        4,485        1.05(a)        4.26           11            1.30
   $(0.00)#         (0.55)          10.00         (5.12)       4,368        1.03(a)        4.23           22            1.23
       --          $(0.19)         $10.68         (1.78)%   $    467        1.50%+         3.56%+          5%           1.76%+
       --           (0.41)          11.07          4.31          561        1.32           3.69           22            1.74
       --           (0.43)          11.01          7.07          840        1.20           3.93           12            1.50
       --           (0.45)          10.70          3.31        2,017        1.00(a)        4.20           10            1.28
       --           (0.15)          10.80         (0.01)       2,900        1.00+(a)       4.12+           4            1.31+
       --           (0.48)          10.95         14.59        2,808        1.05(a)        4.26           11            1.30
   $(0.00)#         (0.54)          10.00         (5.20)       2,570        1.11(a)        4.15           22            1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................      $9.99        $0.21           $(0.41)           $(0.20)          $(0.21)            --
Year ended 3/31/1999..............       9.94         0.43             0.05              0.48            (0.43)        $(0.00)#
Year ended 3/31/1998..............       9.41         0.45             0.53              0.98            (0.45)            --
Year ended 3/31/1997..............       9.39         0.46             0.02              0.48            (0.46)            --
Period ended 3/31/1996(b).........       9.63         0.15            (0.24)            (0.09)           (0.15)            --
Year ended 11/30/1995.............       8.37         0.48             1.26              1.74            (0.48)            --
Period ended 11/30/1994*..........       8.90         0.11            (0.53)            (0.42)           (0.11)            --
INVESTOR A SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................      $9.99        $0.20           $(0.41)           $(0.21)          $(0.20)            --
Year ended 3/31/1999..............       9.94         0.41             0.05              0.46            (0.41)        $(0.00)#
Year ended 3/31/1998..............       9.41         0.43             0.53              0.96            (0.43)            --
Year ended 3/31/1997..............       9.39         0.44             0.02              0.46            (0.44)            --
Period ended 3/31/1996(b).........       9.63         0.14            (0.24)            (0.10)           (0.14)            --
Year ended 11/30/1995.............       8.37         0.46             1.26              1.72            (0.46)            --
Year ended 11/30/1994.............       9.77         0.49            (1.40)            (0.91)           (0.49)            --
INVESTOR B SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................      $9.99        $0.17           $(0.41)           $(0.24)          $(0.17)            --
Year ended 3/31/1999..............       9.94         0.35             0.05              0.40            (0.35)        $(0.00)#
Year ended 3/31/1998..............       9.41         0.37             0.53              0.90            (0.37)            --
Year ended 3/31/1997..............       9.39         0.39             0.02              0.41            (0.39)            --
Period ended 3/31/1996(b).........       9.63         0.13            (0.24)            (0.11)           (0.13)            --
Year ended 11/30/1995.............       8.37         0.41             1.26              1.67            (0.41)            --
Year ended 11/30/1994.............       9.77         0.44            (1.40)            (0.96)           (0.44)            --
INVESTOR C SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................      $9.99        $0.16           $(0.42)           $(0.26)          $(0.16)            --
Year ended 3/31/1999..............       9.94         0.34             0.05              0.39            (0.34)        $(0.00)#
Year ended 3/31/1998..............       9.41         0.39             0.53              0.92            (0.39)            --
Year ended 3/31/1997..............       9.39         0.42             0.02              0.44            (0.42)            --
Period ended 3/31/1996(b).........       9.63         0.13            (0.24)            (0.11)           (0.13)            --
Year ended 11/30/1995.............       8.37         0.41             1.26              1.67            (0.41)            --
Period ended 11/30/1994*..........       8.44         0.03            (0.07)            (0.04)           (0.03)            --

---------------

  * Maryland Municipal Bond Primary A and Investor C Shares commenced operations on September 20, 1994 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.21)          $9.58        (2.01)%    $17,221        0.60%+          4.30%+         11%           1.19%+
    (0.43)           9.99         4.92       17,033        0.60            4.29           22            1.07
    (0.45)           9.94        10.62        9,049        0.60            4.61           17            1.07
    (0.46)           9.41         5.20        4,596        0.60            4.88           18            1.12
    (0.15)           9.39        (0.95)       2,788        0.60+           4.72+           7            1.23+
    (0.48)           9.63        21.23        2,595        0.40            5.14           11            1.26
    (0.11)           8.37        (4.89)          39        0.21+(a)        5.48+          39            1.30+
   $(0.20)          $9.58        (2.12)%    $ 1,728        0.81%+          4.09%+         11%           1.44%+
    (0.41)           9.99         4.71        1,751        0.80            4.09           22            1.32
    (0.43)           9.94        10.40        1,902        0.80            4.41           17            1.27
    (0.44)           9.41         4.99        1,409        0.80            4.68           18            1.32
    (0.14)           9.39        (1.01)       1,086        0.80+           4.52+           7            1.43+
    (0.46)           9.63        20.99        1,031        0.60            4.94           11            1.46
    (0.49)           8.37        (9.59)           9        0.39(a)         5.30           39            1.48
   $(0.17)          $9.58        (2.45)%    $16,136        1.48%+          3.42%+         11%           2.19%+
    (0.35)           9.99         4.03       16,124        1.45            3.44           22            2.07
    (0.37)           9.94         9.72       11,071        1.42            3.79           17            1.89
    (0.39)           9.41         4.42        8,099        1.35            4.13           18            1.87
    (0.13)           9.39        (1.19)       9,662        1.35+           3.97+           7            1.98+
    (0.41)           9.63        20.33       10,002        1.15            4.39           11            2.01
    (0.44)           8.37       (10.11)       4,819        0.96(a)         4.73           39            2.05
   $(0.16)          $9.57        (2.59)%    $   201        1.47%+          3.43%+         11%           2.19%+
    (0.34)           9.99         4.01            3        1.47            3.42           22            2.07
    (0.39)           9.94         9.88            3        1.33            3.88           17            1.80
    (0.42)           9.41         4.73            2        1.10            4.38           18            1.62
    (0.13)           9.39        (1.13)           2        1.16+           4.16+           7            1.79+
    (0.41)           9.63        20.29            2        1.15            4.39           11            2.01
    (0.03)           8.37        (0.45)           2        0.96+(a)        4.73+          39            2.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.71        $0.24           $(0.41)           $(0.17)          $(0.24)        $(0.01)
Year ended 3/31/1999..............      10.70         0.49             0.04              0.53            (0.49)         (0.03)
Year ended 3/31/1998..............      10.34         0.49             0.36              0.85            (0.49)            --
Year ended 3/31/1997..............      10.36         0.47            (0.02)             0.45            (0.47)            --
Period ended 3/31/1996(b).........      10.51         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............       9.53         0.45             0.99              1.44            (0.45)#        (0.01)
Year ended 11/30/1994.............      10.46         0.44            (0.88)            (0.44)           (0.44)         (0.05)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.71        $0.23           $(0.41)           $(0.18)          $(0.23)        $(0.01)
Year ended 3/31/1999..............      10.70         0.47             0.04              0.51            (0.47)         (0.03)
Year ended 3/31/1998..............      10.34         0.47            (0.36)             0.83            (0.47)            --
Year ended 3/31/1997..............      10.36         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.51         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............       9.53         0.43             0.99              1.42            (0.43)#        (0.01)
Year ended 11/30/1994.............      10.46         0.42            (0.88)            (0.46)           (0.42)         (0.05)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.71        $0.20           $(0.41)           $(0.21)          $(0.20)        $(0.01)
Year ended 3/31/1999..............      10.70         0.40             0.04              0.44            (0.40)         (0.03)
Year ended 3/31/1998..............      10.34         0.42             0.36              0.78            (0.42)            --
Year ended 3/31/1997..............      10.36         0.42            (0.02)             0.40            (0.42)            --
Period ended 3/31/1996(b).........      10.51         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.40             0.99              1.39            (0.40)#        (0.01)
Year ended 11/30/1994.............      10.46         0.39            (0.88)            (0.49)           (0.39)         (0.05)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.71        $0.19           $(0.41)           $(0.22)          $(0.19)        $(0.01)
Year ended 3/31/1999..............      10.70         0.42             0.02              0.44            (0.40)         (0.03)
Year ended 3/31/1998..............      10.34         0.42             0.36              0.78            (0.42)            --
Year ended 3/31/1997..............      10.36         0.42            (0.02)             0.40            (0.42)            --
Period ended 3/31/1996(b).........      10.51         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.40             0.99              1.39            (0.40)#        (0.01)
Year ended 11/30/1994.............      10.46         0.38            (0.88)            (0.50)           (0.38)         (0.05)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.29         (1.56)%   $186,645       0.50%+(a)       4.60%+           6%          0.75%+
    (0.52)          10.71          5.03      193,398       0.50            4.57            16           0.71
    (0.49)          10.70          8.39      179,729       0.50(a)         4.69            21           0.76
    (0.47)          10.34          4.45       25,855       0.50(a)         4.57            26           0.82
    (0.16)          10.36          0.05       21,161       0.50+           4.47+            3           0.87+
    (0.46)          10.51         15.41       20,916       0.57(a)         4.47            57           0.84
    (0.49)           9.53         (4.34)      14,148       0.55(a)         4.38            37           0.82
   $(0.24)         $10.29         (1.66)%   $  9,736       0.71%+(a)       4.39%+           6%          1.00%+
    (0.50)          10.71          4.82       10,099       0.70            4.37            16           0.96
    (0.47)          10.70          8.17        8,572       0.70(a)         4.49            21           0.96
    (0.45)          10.34          4.25        5,723       0.70(a)         4.37            26           1.02
    (0.15)          10.36         (0.01)       7,672       0.70+           4.27+            3           1.07+
    (0.44)          10.51         15.18        8,525       0.77(a)         4.27            57           1.04
    (0.47)           9.53         (4.51)       8,896       0.73(a)         4.20            37           1.00
   $(0.21)         $10.29         (1.97)%   $  5,780       1.33%+(a)       3.77%+           6%          1.75%+
    (0.43)          10.71          4.20        6,671       1.30            3.77            16           1.71
    (0.42)          10.70          7.64        6,859       1.20(a)         3.99            21           1.46
    (0.42)          10.34          3.94        6,796       1.00(a)         4.07            26           1.32
    (0.14)          10.36         (0.12)       8,102       1.00+           3.97+            3           1.37+
    (0.41)          10.51         14.84        7,848       1.07(a)         3.97            57           1.34
    (0.44)           9.53         (4.82)       5,706       1.05(a)         3.88            37           1.32
   $(0.20)         $10.29         (2.06)%   $     93       1.50%+(a)       3.60%+           6%          1.75%+
    (0.43)          10.71          4.18          109       1.31            3.76            16           1.71
    (0.42)          10.70          7.64          822       1.20(a)         3.99            21           1.46
    (0.42)          10.34          3.94        1,364       1.00(a)         4.07            26           1.32
    (0.14)          10.36         (0.12)       1,379       1.00+           3.97+            3           1.37+
    (0.41)          10.51         14.84        1,366       1.07(a)         3.97            57           1.34
    (0.43)           9.53         (4.89)       1,486       1.13(a)         3.80            37           1.40

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.08        $0.23           $(0.49)           $(0.26)          $(0.23)
Year ended 3/31/1999...............................      10.01         0.45             0.08              0.53            (0.46)
Year ended 3/31/1998...............................       9.47         0.47             0.54              1.01            (0.47)
Year ended 3/31/1997...............................       9.49         0.47            (0.02)             0.45            (0.47)
Period ended 3/31/1996(b)..........................       9.73         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.36         0.50             1.37              1.87            (0.50)
Period ended 11/30/1994*...........................      10.06         0.45            (1.70)            (1.25)           (0.45)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.08        $0.22           $(0.49)           $(0.27)          $(0.22)
Year ended 3/31/1999...............................      10.01         0.43             0.08              0.51            (0.44)
Year ended 3/31/1998...............................       9.47         0.45             0.54             (0.99)           (0.45)
Year ended 3/31/1997...............................       9.49         0.45            (0.02)             0.43            (0.45)
Period ended 3/31/1996(b)..........................       9.73         0.15            (0.24)            (0.09)           (0.15)
Year ended 11/30/1995..............................       8.36         0.49             1.37              1.86            (0.49)
Year ended 11/30/1994..............................       9.85         0.50            (1.49)            (0.99)           (0.50)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited).............     $10.08        $0.18           $(0.49)           $(0.31)          $(0.18)
Year ended 3/31/1999...............................      10.01         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998...............................       9.47         0.39             0.54              0.93            (0.39)
Year ended 3/31/1997...............................       9.49         0.40            (0.02)             0.38            (0.40)
Period ended 3/31/1996(b)..........................       9.73         0.13            (0.24)            (0.11)           (0.13)
Year ended 11/30/1995..............................       8.36         0.43             1.37              1.80            (0.43)
Year ended 11/30/1994..............................       9.85         0.45            (1.49)            (1.04)           (0.45)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited).............     $10.08        $0.18           $(0.49)           $(0.31)          $(0.18)
Year ended 3/31/1999...............................      10.01         0.37             0.07              0.44            (0.37)
Year ended 3/31/1998(c)............................       9.47         0.40             0.54              0.94            (0.40)
Year ended 3/31/1997...............................       9.49         0.42            (0.02)             0.40            (0.42)
Period ended 3/31/1996(b)..........................       9.73         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.36         0.43             1.37              1.80            (0.43)
Period ended 11/30/1994*...........................       8.45         0.03            (0.09)            (0.06)           (0.03)

---------------

  * North Carolina Municipal Bond Primary A and Investor C Shares commenced operations on January 11, 1994 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
$9.59             (2.64)%   $17,232        0.60%+          4.60%+          5%           1.12+
10.08              5.39      16,293        0.60(a)         4.57           11            1.00
10.01             10.86       6,452        0.60(a)         4.78           20            0.93
9.47               4.84       3,095        0.60(a)         4.95           28            0.94
9.49              (0.87)      1,593        0.60+          4.86+           22           0.99+
9.73              22.87       1,293        0.38(a)         5.43           40            0.96
8.36             (12.65)        531        0.21+(a)       5.53+           29           0.92+
$9.59             (2.74)%   $ 1,040        0.81%+          4.39%+          5%           1.37%+
10.08              5.20       1,028        0.80(a)         4.37           11            1.25
10.01             10.64         609        0.80(a)         4.58           20            1.13
9.47               4.62         594        0.80(a)         4.75           28            1.14
9.49              (0.94)        448        0.80+          4.66+           22            1.19+
9.73              22.63         347        0.58(a)         5.23           40            1.16
8.36             (10.41)      1,161        0.39(a)         5.35           29            1.10
$9.59             (3.06)%   $23,032        1.48%+          3.73%+          5%           2.12%+
10.08              4.53      24,656        1.45(a)         3.72           11            2.00
10.01              9.96      25,187        1.42(a)         3.96           20            1.75
9.47               4.06      23,863        1.35(a)         4.20           28            1.69
9.49              (1.12)     28,298        1.35+           4.11+          22            1.74+
9.73              21.96      30,048        1.13(a)         4.68           40            1.71
8.36             (10.92)     23,659        0.96(a)         4.78           29            1.67
$9.59             (3.04)%   $     3        1.60%+          3.60%+          5%           2.12%+
10.08              4.50           3        1.47(a)         3.70           11            2.00
10.01             10.07           3        1.33(a)         4.05           20            1.66
9.47               4.32          18        1.10(a)         4.45           28            1.44
9.49              (1.04)         17        1.14+          4.32+           22            1.53+
9.73              21.93           2        1.13(a)         4.68           40            1.71
8.36              (0.67)          2        0.96+(a)       4.78+           29            1.67+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.25           $(0.42)           $(0.17)          $(0.25)        $(0.01)
Year ended 3/31/1999..............      10.79         0.51             0.04              0.55            (0.51)         (0.04)
Year ended 3/31/1998..............      10.50         0.52             0.29              0.81            (0.52)         (0.00)(c)
Year ended 3/31/1997..............      10.52         0.51            (0.02)             0.49            (0.51)            --
Period ended 3/31/1996(b).........      10.69         0.17            (0.17)             0.00            (0.17)            --
Year ended 11/30/1995.............       9.76         0.51             0.93              1.44            (0.51)            --
Year ended 11/30/1994.............      10.61         0.50            (0.84)            (0.34)           (0.50)#        (0.01)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.24           $(0.42)           $(0.18)          $(0.24)        $(0.01)
Year ended 3/31/1999..............      10.79         0.49             0.04              0.53            (0.49)         (0.04)
Year ended 3/31/1998..............      10.50         0.50             0.29              0.79            (0.50)         (0.00)(c)
Year ended 3/31/1997..............      10.52         0.49            (0.02)             0.47            (0.49)            --
Period ended 3/31/1996(b).........      10.69         0.16            (0.17)            (0.01)           (0.16)            --
Year ended 11/30/1995.............       9.76         0.49             0.93              1.42            (0.49)            --
Year ended 11/30/1994.............      10.61         0.48            (0.84)            (0.36)           (0.48)#        (0.01)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.21           $(0.42)           $(0.21)          $(0.21)        $(0.01)
Year ended 3/31/1999..............      10.79         0.43             0.04              0.47            (0.43)         (0.04)
Year ended 3/31/1998..............      10.50         0.44             0.29              0.73            (0.44)         (0.00)(c)
Year ended 3/31/1997..............      10.52         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.69         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.76         0.46             0.93              1.39            (0.46)            --
Year ended 11/30/1994.............      10.61         0.45            (0.84)            (0.39)           (0.45)#        (0.01)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.79        $0.20           $(0.42)           $(0.22)          $(0.20)        $(0.01)
Year ended 3/31/1999..............      10.79         0.42             0.04              0.46            (0.42)         (0.04)
Year ended 3/31/1998..............      10.50         0.44             0.29              0.73            (0.44)         (0.00)(c)
Year ended 3/31/1997..............      10.52         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.69         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.76         0.46             0.93              1.39            (0.46)            --
Year ended 11/30/1994.............      10.61         0.44            (0.84)            (0.40)           (0.44)#        (0.01)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 ## Amount represents less than $0.01%.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                             RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------
       $(0.26)         $10.36         (1.54)%   $234,022       0.50%+          4.79%+          6%           0.74%+
        (0.55)          10.79          5.22      239,195       0.50(a)         4.75            9            0.69
        (0.52)          10.79          7.88      253,090       0.50(a)         4.86           16            0.75
        (0.51)          10.50          4.71       48,918       0.50(a)         4.80           13            0.79
        (0.17)          10.52          0.00##     41,817       0.50+(a)       4.81+            6            0.82+
        (0.51)          10.69         15.02       45,255       0.55(a)         4.92           11            0.75
        (0.51)           9.76         (3.37)      49,030       0.54(a)         4.82           30            0.75
       $(0.25)         $10.36         (1.64)%   $ 19,921       0.71%+          4.58%+          6%           0.99%+
        (0.53)          10.79          5.01       18,729       0.70(a)         4.55            9            0.94
        (0.50)          10.79          7.67       13,945       0.70(a)         4.66           16            0.95
        (0.49)          10.50          4.51       10,465       0.70(a)         4.60           13            0.99
        (0.16)          10.52         (0.07)      14,288       0.70+(a)       4.61+            6           1.02+
        (0.49)          10.69         14.79       14,452       0.75(a)         4.72           11            0.95
        (0.49)           9.76         (3.54)      16,378       0.72(a)         4.64           30            0.93
       $(0.22)         $10.36         (1.95)%   $  8,437       1.34%+          3.95%+          6%           1.74%+
        (0.47)          10.79          4.39        8,542       1.30(a)         3.95            9            1.69
        (0.44)          10.79          7.13        6,819       1.20(a)         4.16           16            1.45
        (0.45)          10.50          4.19        5,738       1.00(a)         4.30           13            1.29
        (0.15)          10.52         (0.17)       6,968       1.00+(a)        4.31+           6            1.32+
        (0.46)          10.69         14.45        6,457       1.05(a)         4.42           11            1.25
        (0.46)           9.76         (3.85)       5,740       1.04(a)         4.32           30            1.25
       $(0.21)         $10.36         (2.03)%   $  3,028       1.50%+          3.79%+          6%           1.74%+
        (0.46)          10.79          4.36        3,102       1.32(a)         3.93            9            1.69
        (0.44)          10.79          7.13        2,698       1.20(a)         4.16           16            1.45
        (0.45)          10.50          4.20        5,089       1.00(a)         4.30           13            1.29
        (0.15)          10.52         (0.17)       5,409       1.00+(a)        4.31+           6            1.32+
        (0.46)          10.69         14.45        5,527       1.05(a)         4.42           11            1.25
        (0.45)           9.76         (3.94)       6,167       1.12(a)         4.24           30            1.33

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                       NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                         VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                       BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                       OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                       --------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)........................   $10.30       $0.23          $(0.52)          $(0.29)         $(0.23)           --
Year ended 3/31/1999.................    10.26        0.49            0.03             0.52           (0.48)           --
Year ended 3/31/1998.................     9.79        0.49            0.47             0.96           (0.49)       $(0.00)#
Year ended 3/31/1997.................     9.77        0.49            0.02             0.51           (0.49)           --
Period ended 3/31/1996(b)............     9.99        0.17           (0.22)           (0.05)          (0.17)           --
Year ended 11/30/1995................     8.65        0.52            1.34             1.86           (0.52)           --
Period ended 11/30/1994*.............    10.02        0.48           (1.37)           (0.89)          (0.48)           --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)........................   $10.30       $0.22          $(0.52)          $(0.30)         $(0.22)           --
Year ended 3/31/1999.................    10.26        0.44            0.06             0.50           (0.46)           --
Year ended 3/31/1998.................     9.79        0.47            0.47             0.94           (0.47)       $(0.00)#
Year ended 3/31/1997.................     9.77        0.47            0.02             0.49           (0.47)           --
Period ended 3/31/1996(b)............     9.99        0.16           (0.22)           (0.06)          (0.16)           --
Year ended 11/30/1995................     8.65        0.50            1.34             1.84           (0.50)           --
Year ended 11/30/1994................     9.86        0.50           (1.21)           (0.71)          (0.50)           --
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)........................   $10.30       $0.19          $(0.52)          $(0.33)         $(0.19)           --
Year ended 3/31/1999.................    10.26        0.39            0.04             0.43           (0.39)           --
Year ended 3/31/1998.................     9.79        0.40            0.47             0.87           (0.40)       $(0.00)#
Year ended 3/31/1997.................     9.77        0.42            0.02             0.44           (0.42)           --
Period ended 3/31/1996(b)............     9.99        0.14           (0.22)           (0.08)          (0.14)           --
Year ended 11/30/1995................     8.65        0.45            1.34             1.79           (0.45)           --
Year ended 11/30/1994................     9.86        0.45           (1.21)           (0.76)          (0.45)           --
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)........................   $10.30       $0.19          $(0.52)          $(0.33)         $(0.19)           --
Year ended 3/31/1999(c)..............    10.26        0.39            0.04             0.43           (0.39)           --
Year ended 3/31/1998.................     9.79        0.42            0.47             0.89           (0.42)       $(0.00)#
Year ended 3/31/1997.................     9.77        0.44            0.02             0.46           (0.44)           --
Period ended 3/31/1996(b)............     9.99        0.15           (0.22)           (0.07)          (0.15)           --
Year ended 11/30/1995................     8.65        0.45            1.34             1.79           (0.45)           --
Period ended 11/30/1994*.............     8.73        0.03           (0.08)           (0.05)          (0.03)           --

---------------

  * South Carolina Municipal Bond Primary A and Investor C Shares commenced operations on December 27, 1993 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                           RATIO OF                                  AND/OR EXPENSE
                                                                           OPERATING                                 REIMBURSEMENTS
                                                                          EXPENSES TO                                ---------------
                                                             RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
    --------------------------------------------------------------------------------------------------------------------------------
       $(0.23)         $ 9.78         (2.79)%   $13,662        0.59%+        0.60%+          4.68%+          7%            1.33%+
        (0.48)          10.30          5.13      12,793        0.60            --            4.62            3             1.18
        (0.49)          10.26         10.04       9,455     0.60(a)              (a)         4.79            9             0.99
        (0.49)           9.79          5.32       5,113     0.60(a)              (a)         4.99           30             1.00
        (0.17)           9.77         (0.57)      2,058        0.60+(a)          (a)         4.96+          20             1.13+
        (0.52)           9.99         21.99       1,782     0.40(a)              (a)         5.44           13             1.08
        (0.48)           8.65         (9.12)        400        0.21+(a)          (a)        5.48+           14             1.12+
       $(0.22)         $ 9.78         (2.89)%   $ 1,172        0.80%+        0.81%+          4.47%+          7%            1.58%+
        (0.46)          10.30          4.92       1,060        0.80            --            4.42            3             1.43
        (0.47)          10.26          9.82       1,517     0.80(a)              (a)         4.59            9             1.19
        (0.47)           9.79          5.12         811     0.80(a)              (a)         4.79           30             1.20
        (0.16)           9.77         (0.64)      1,219        0.80+(a)          (a)        4.76+           20             1.33+
        (0.50)           9.99         21.74       1,238     0.60(a)              (a)         5.24           13             1.28
        (0.50)           8.65         (7.45)        140     0.39(a)              (a)         5.30           14             1.30
       $(0.19)         $ 9.78         (3.22)%   $ 9,827        1.47%+        1.48%+          3.80%+          7%            2.33%+
        (0.39)          10.30          4.25      10,905        1.44            --            3.78            3             2.18
        (0.40)          10.26          9.15      10,394     1.42(a)              (a)         3.97            9             1.81
        (0.42)           9.79          4.54      12,104     1.35(a)              (a)         4.24           30             1.75
        (0.14)           9.77         (0.82)     12,991        1.35+(a)          (a)        4.21+           20             1.88+
        (0.45)           9.99         21.08      12,670     1.15(a)              (a)         4.69           13             1.83
        (0.45)           8.65         (7.97)      8,263     0.96(a)              (a)         4.73           14             1.87
       $(0.19)         $ 9.78         (3.28)%   $    74        1.59%+        1.60%+          3.68%+          7%            2.33%+
        (0.39)          10.30          4.23          77        1.44            --            3.78            3             2.18
        (0.42)          10.26          9.29          28     1.33(a)              (a)         4.06            9             1.72
        (0.44)           9.79          4.80         247     1.10(a)              (a)         4.49           30             1.50
        (0.15)           9.77         (0.76)        264        1.17+(a)          (a)        4.39+           20             1.70+
        (0.45)           9.99         21.01          20     1.15(a)              (a)         4.69           13             1.83
        (0.03)           8.65         (0.52)          2        0.96+(a)          (a)        4.73+           14             1.87+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.46        $0.23           $(0.40)           $(0.17)          $(0.23)            --
Year ended 3/31/1999..............      10.40         0.47             0.06              0.53            (0.47)            --
Year ended 3/31/1998..............      10.08         0.47             0.32              0.79            (0.47)            --
Year ended 3/31/1997..............      10.09         0.46            (0.01)             0.45            (0.46)            --
Period ended 3/31/1996(b).........      10.23         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.30         0.46             0.93              1.39            (0.46)            --
Year ended 11/30/1994.............      10.18         0.45            (0.87)            (0.42)           (0.45)#       $(0.01)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.46        $0.22           $(0.40)           $(0.18)          $(0.22)            --
Year ended 3/31/1999..............      10.40         0.45             0.06              0.51            (0.45)            --
Year ended 3/31/1998..............      10.08         0.45             0.32              0.77            (0.45)            --
Year ended 3/31/1997..............      10.09         0.44            (0.01)             0.43            (0.44)            --
Period ended 3/31/1996(b).........      10.23         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.30         0.44             0.93              1.37            (0.44)            --
Year ended 11/30/1994.............      10.18         0.43            (0.87)            (0.44)           (0.43)#       $(0.01)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.46        $0.19           $(0.40)           $(0.21)          $(0.19)            --
Year ended 3/31/1999..............      10.40         0.38             0.06              0.44            (0.38)            --
Year ended 3/31/1998..............      10.08         0.40             0.32              0.72            (0.40)            --
Year ended 3/31/1997..............      10.09         0.41            (0.01)             0.40            (0.41)            --
Period ended 3/31/1996(b).........      10.23         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.30         0.41             0.93              1.34            (0.41)            --
Year ended 11/30/1994.............      10.18         0.40            (0.87)            (0.47)           (0.40)#       $(0.01)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.45        $0.18           $(0.40)           $(0.22)          $(0.18)            --
Year ended 3/31/1999..............      10.40         0.39             0.05              0.44            (0.39)            --
Year ended 3/31/1998..............      10.08         0.40             0.32              0.72            (0.40)            --
Year ended 3/31/1997..............      10.09         0.42            (0.01)             0.41            (0.42)            --
Period ended 3/31/1996(b).........      10.23         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.30         0.41             0.93              1.34            (0.41)            --
Period ended 11/30/1994**.........       9.38         0.03            (0.08)            (0.05)           (0.03)            --

---------------

 ** Tennessee Intermediate Municipal Bond Investor C Shares commenced operations on November 3, 1994.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                           RATIO OF                                  AND/OR EXPENSE
                                                                           OPERATING                                 REIMBURSEMENTS
                                                                          EXPENSES TO                                ---------------
                                                             RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
    --------------------------------------------------------------------------------------------------------------------------------
       $(0.23)         $10.06         (1.64)%   $41,076         0.50%+           (a)         4.48%+          36%          0.96%+
        (0.47)          10.46          5.18      42,826         0.50           --            4.48            22           0.85
        (0.47)          10.40          7.99      39,091         0.50             (a)         4.58            38           0.84
        (0.46)          10.08          4.54       8,869         0.50             (a)         4.55            28           0.93
        (0.15)          10.09          0.12       8,408         0.50+          --            4.51+            3           1.02+
        (0.46)          10.23         15.22       7,160         0.57             (a)         4.65            34           0.92
        (0.46)           9.30         (4.24)      4,116         0.52         0.53%           4.56            41           0.89
       $(0.22)         $10.06         (1.74)%   $ 8,801         0.71%+           (a)         4.27%+          36%          1.21%+
        (0.45)          10.46          4.97       9,242         0.70           --            4.28            22           1.10
        (0.45)          10.40          7.77       8,061         0.70             (a)         4.38            38           1.04
        (0.44)          10.08          4.33       6,840         0.70             (a)         4.35            28           1.13
        (0.15)          10.09          0.06       7,439         0.70+          --            4.31+            3           1.22+
        (0.44)          10.23         15.00       7,573         0.77             (a)         4.45            34           1.12
        (0.44)           9.30         (4.41)      7,831         0.70         0.71%           4.38            41           1.07
       $(0.19)         $10.06         (2.05)%   $ 2,900         1.33%+           (a)         3.65%+          36%          1.96%+
        (0.38)          10.46          4.34       3,007         1.30           --            3.68            22           1.85
        (0.40)          10.40          7.24       2,924         1.20             (a)         3.88            38           1.54
        (0.41)          10.08          4.02       3,050         1.00             (a)         4.05            28           1.43
        (0.14)          10.09         (0.04)      3,528         1.00+          --            4.01+            3           1.52+
        (0.41)          10.23         14.65       3,573         1.07             (a)         4.15            34           1.42
        (0.41)           9.30         (4.72)      3,368         1.02         1.03%           4.06            41           1.39
       $(0.18)         $10.05         (2.13)%   $    32         1.50%+           (a)         3.48%+          36%          1.96%+
        (0.39)          10.45          4.28          33         1.11           --            3.87            22           1.85
        (0.40)          10.40          7.29           3         1.20             (a)         3.88            38           1.54
        (0.42)          10.08          4.08           2         1.00             (a)         4.05            28           1.43
        (0.14)          10.09         (0.02)          2         1.00+          --            4.01+            3           1.52+
        (0.41)          10.23         14.62           2         1.07             (a)         4.15            34           1.42
        (0.03)           9.30         (0.53)          2         1.02+        1.03%+          4.06+           41           1.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.30        $0.24           $(0.56)           $(0.32)          $(0.24)
Year ended 3/31/1999...............................      10.22         0.48             0.08              0.56            (0.48)
Year ended 3/31/1998...............................       9.70         0.48             0.52              1.00            (0.48)
Year ended 3/31/1997...............................       9.68         0.48             0.02              0.50            (0.48)
Period ended 3/31/1996(b)..........................       9.87         0.16            (0.19)            (0.03)           (0.16)
Year ended 11/30/1995..............................       8.58         0.52             1.29              1.81            (0.52)
Period ended 11/30/1994*...........................       9.59         0.39            (1.01)            (0.62)           (0.39)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.30        $0.22           $(0.55)           $(0.33)          $(0.22)
Year ended 3/31/1999(c)............................      10.22         0.43             0.11              0.54            (0.46)
Year ended 3/31/1998...............................       9.70         0.46             0.52              0.98            (0.46)
Year ended 3/31/1997...............................       9.68         0.46             0.02              0.48            (0.46)
Period ended 3/31/1996(b)..........................       9.87         0.15            (0.19)            (0.04)           (0.15)
Year ended 11/30/1995..............................       8.58         0.50             1.29              1.79            (0.50)
Year ended 11/30/1994..............................       9.80         0.50            (1.22)            (0.72)           (0.50)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited).............     $10.30        $0.19           $(0.56)           $(0.37)          $(0.19)
Year ended 3/31/1999...............................      10.22         0.39             0.08              0.47            (0.39)
Year ended 3/31/1998...............................       9.70         0.40             0.52              0.92            (0.40)
Year ended 3/31/1997...............................       9.68         0.40             0.02              0.42            (0.40)
Period ended 3/31/1996(b)..........................       9.87         0.14            (0.19)            (0.05)           (0.14)
Year ended 11/30/1995..............................       8.58         0.45             1.29              1.74            (0.45)
Year ended 11/30/1994..............................       9.80         0.45            (1.22)            (0.77)           (0.45)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited).............     $10.30        $0.19           $(0.56)           $(0.37)          $(0.19)
Year ended 3/31/1999(c)............................      10.22         0.38             0.09              0.47            (0.39)
Year ended 3/31/1998(c)............................       9.70         0.40             0.52              0.92            (0.40)
Year ended 3/31/1997...............................       9.68         0.43             0.02              0.45            (0.43)
Period ended 3/31/1996(b)..........................       9.87         0.14            (0.19)            (0.05)           (0.14)
Year ended 11/30/1995..............................       8.58         0.45             1.29              1.74            (0.45)
Period ended 11/30/1994*...........................       8.62         0.03            (0.04)            (0.01)           (0.03)

---------------

  * Tennessee Municipal Bond Primary A and Investor C Shares commenced operations on March 2, 1994 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                       RATIO OF                                  AND/OR EXPENSE
                                                       OPERATING                                 REIMBURSEMENTS
                                                      EXPENSES TO                                ---------------
                                         RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $ 9.74         (3.17)%    $5,034        0.60%+          --            4.71%+         25%           2.03%+
    10.30          5.53       5,762        0.60            --            4.61           40            1.55
    10.22         10.45       4,559        0.60              (a)         4.74           19            1.20
     9.70          5.23       2,594        0.60              (a)         4.91           31            1.24
     9.68         (0.30)        975        0.60+         0.61%+          4.92+           2            1.47+
     9.87         21.52         768        0.40              (a)         5.49           45            1.27
     8.58         (6.66)        311        0.21+             (a)         5.56+          38            1.20+
   $ 9.75         (3.18)%    $  667        0.81%+          --            4.50%+         25%           2.28%+
    10.30          5.32         484        0.80            --            4.41           40            1.80
    10.22         10.23       1,440        0.80              (a)         4.54           19            1.40
     9.70          5.02       1,018        0.80              (a)         4.71           31            1.44
     9.68         (0.37)        973        0.80+         0.81%+          4.72+           2            1.67+
     9.87         21.28         203        0.60              (a)         5.29           45            1.47
     8.58         (7.58)         43        0.39              (a)         5.38           38            1.38
   $ 9.74         (3.60)%    $4,228        1.48%+          --            3.83%+         25%           3.03%+
    10.30          4.64       4,718        1.45            --            3.76           40            2.55
    10.22          9.56       4,915        1.42              (a)         3.92           19            2.02
     9.70          4.45       5,319        1.35              (a)         4.16           31            1.99
     9.68         (0.55)      6,761        1.35+         1.36%+          4.17+           2            2.22+
     9.87         20.63       6,619        1.15              (a)         4.74           45            2.02
     8.58         (8.10)      5,504        0.96              (a)         4.81           38            1.95
   $ 9.74         (3.66)%    $   65        1.60%+          --            3.71%+         25%           3.03%+
    10.30          4.62          68        1.46            --            3.75           40            2.55
    10.22          9.65          42        1.33              (a)         4.01           19            1.93
     9.70          4.71          38        1.10              (a)         4.41           31            1.74
     9.68         (0.49)         37        1.18+         1.18%+          4.34+           2            2.05+
     9.87         20.62          64        1.15              (a)         4.74           45            2.02
     8.58         (0.07)          2        0.96+             (a)         4.81+          38            1.95+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.48        $0.24           $(0.39)           $(0.15)          $(0.24)            --
Year ended 3/31/1999..............      10.50         0.49             0.02              0.51            (0.49)        $(0.04)
Year ended 3/31/1998..............      10.18         0.49             0.32              0.81            (0.49)            --
Year ended 3/31/1997..............      10.21         0.47            (0.03)             0.44            (0.47)            --
Period ended 3/31/1996(b).........      10.36         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............       9.53         0.46             0.83              1.29            (0.46)            --
Year ended 11/30/1994.............      10.35         0.44            (0.79)            (0.35)           (0.44)#        (0.03)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.48        $0.23           $(0.39)           $(0.16)          $(0.23)            --
Year ended 3/31/1999..............      10.50         0.47             0.02              0.49            (0.47)        $(0.04)
Year ended 3/31/1998..............      10.18         0.47             0.32              0.79            (0.47)            --
Year ended 3/31/1997..............      10.21         0.45            (0.03)             0.42            (0.45)            --
Period ended 3/31/1996(b).........      10.36         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............       9.53         0.44             0.83              1.27            (0.44)            --
Year ended 11/30/1994.............      10.35         0.42            (0.79)            (0.37)           (0.42)#        (0.03)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.48        $0.20           $(0.39)           $(0.19)          $(0.20)            --
Year ended 3/31/1999..............      10.50         0.41             0.02              0.43            (0.41)        $(0.04)
Year ended 3/31/1998..............      10.18         0.42             0.32              0.74            (0.42)            --
Year ended 3/31/1997..............      10.21         0.42            (0.03)             0.39            (0.42)            --
Period ended 3/31/1996(b).........      10.36         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.41             0.83              1.24            (0.41)            --
Year ended 11/30/1994.............      10.35         0.39            (0.79)            (0.40)           (0.39)#        (0.03)
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited).....................     $10.48        $0.19           $(0.39)           $(0.20)          $(0.19)            --
Period ended 3/31/1999(c).........      10.50         0.40             0.02              0.42            (0.40)        $(0.04)
Year ended 3/31/1998..............      10.18         0.42             0.32              0.74            (0.42)            --
Year ended 3/31/1997..............      10.21         0.42            (0.03)             0.39            (0.42)            --
Period ended 3/31/1996(b).........      10.36         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.41             0.83              1.24            (0.41)            --
Period ended 11/30/1994**.........       9.55         0.03            (0.02)             0.01            (0.03)#           --

---------------

 ** Texas Intermediate Municipal Bond Investor C Shares commenced operations on
    November 3, 1994.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.24)         $10.09         (1.41)%   $363,046       0.50%+(a)       4.74%+          15%           0.72%+
    (0.53)          10.48          4.98      391,431       0.50            4.66            22            0.68
    (0.49)          10.50          8.09      385,770       0.50            4.74            19            0.75
    (0.47)          10.18          4.37       24,764       0.50            4.59            34            0.84
    (0.16)          10.21          0.05       27,176       0.50+           4.52+           11            0.89+
    (0.46)          10.36         13.83       26,382    0.57(a)            4.62            64            0.83
    (0.47)           9.53         (3.48)      24,066    0.55(a)            4.40            61            0.78
   $(0.23)         $10.09         (1.51)%   $  6,639       0.71%+(a)       4.53%+          15%           0.97%+
    (0.51)          10.48          4.77        6,909       0.70            4.46            22            0.93
    (0.47)          10.50          7.87        2,666       0.70            4.54            19            0.95
    (0.45)          10.18          4.17          909       0.70            4.39            34            1.04
    (0.15)          10.21         (0.02)         801       0.70+           4.32+           11            1.09+
    (0.44)          10.36         13.60          806    0.77(a)            4.42            64            1.03
    (0.45)           9.53         (3.66)         718    0.73(a)            4.22            61            0.96
   $(0.20)         $10.09         (1.82)%   $  2,104       1.34%+(a)       3.90%+          15%           1.72%+
    (0.45)          10.48          4.15        2,137       1.30            3.86            22            1.68
    (0.42)          10.50          7.34        2,184       1.20            4.04            19            1.45
    (0.42)          10.18          3.87        2,182       1.00            4.09            34            1.34
    (0.14)          10.21         (0.12)       2,845       1.00+           4.02+           11            1.39+
    (0.41)          10.36         13.27        3,136    1.07(a)            4.12            64            1.33
    (0.42)           9.53         (3.96)       2,774    1.05(a)            3.90            61            1.28
   $(0.19)         $10.09         (1.92)%   $      3       1.50%+(a)       3.74%+          15%           1.72%+
    (0.44)          10.48          4.14            3       1.33            3.83            22            1.68
    (0.42)          10.50          7.34          293       1.20            4.04            19            1.45
    (0.42)          10.18          3.87          591       1.00            4.09            34            1.34
    (0.14)          10.21         (0.12)         569       1.00+           4.02+           11            1.39+
    (0.41)          10.36         13.27          570    1.07(a)            4.12            64            1.33
    (0.03)           9.53          0.08            2       1.05+(a)        3.90+           61            1.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.11        $0.24           $(0.50)           $(0.26)          $(0.24)
Year ended 3/31/1999...............................      10.04         0.46             0.07              0.53            (0.46)
Year ended 3/31/1998(c)............................       9.48         0.48             0.56              1.04            (0.48)
Year ended 3/31/1997...............................       9.49         0.48            (0.01)             0.47            (0.48)
Period ended 3/31/1996(b)..........................       9.70         0.16            (0.21)            (0.05)           (0.16)
Year ended 11/30/1995..............................       8.39         0.50             1.31              1.81            (0.50)
Period ended 11/30/1994*...........................      10.01         0.42            (1.62)            (1.20)           (0.42)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited).............     $10.11        $0.23           $(0.50)           $(0.27)          $(0.23)
Year ended 3/31/1999...............................      10.04         0.44             0.07              0.51            (0.44)
Year ended 3/31/1998(c)............................       9.48         0.46             0.56              1.02            (0.46)
Year ended 3/31/1997...............................       9.49         0.46            (0.01)             0.45            (0.46)
Period ended 3/31/1996(b)..........................       9.70         0.15            (0.21)            (0.06)           (0.15)
Year ended 11/30/1995..............................       8.39         0.49             1.31              1.80            (0.49)
Period ended 11/30/1994*...........................       9.92         0.47            (1.53)            (1.06)           (0.47)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited).............     $10.11        $0.19           $(0.50)           $(0.31)          $(0.19)
Year ended 3/31/1999...............................      10.04         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998(c)............................       9.48         0.39             0.56              0.95            (0.39)
Year ended 3/31/1997...............................       9.49         0.40            (0.01)             0.39            (0.40)
Period ended 3/31/1996(b)..........................       9.70         0.13            (0.21)            (0.08)           (0.13)
Year ended 11/30/1995..............................       8.39         0.43             1.31              1.74            (0.43)
Year ended 11/30/1994..............................       9.78         0.44            (1.39)            (0.95)           (0.44)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited).............     $10.11        $0.19           $(0.50)           $(0.31)          $(0.19)
Year ended 3/31/1999...............................      10.04         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998(c)............................       9.48         0.40             0.56              0.96            (0.40)
Year ended 3/31/1997...............................       9.49         0.43            (0.01)             0.42            (0.43)
Period ended 3/31/1996(b)..........................       9.70         0.14            (0.21)            (0.07)           (0.14)
Year ended 11/30/1995..............................       8.39         0.43             1.31              1.74            (0.43)
Period ended 11/30/1994*...........................       8.46         0.03            (0.07)            (0.04)           (0.03)

---------------

  * Texas Municipal Bond Primary A, Investor A and Investor C Shares commenced operations February 3, 1994, December 17, 1993 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                             NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                    END OF       EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE         TOTAL        PERIOD       AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++        (000)         ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
   $ 9.61         (2.63)%      $ 8,041         0.60%+(a)       4.79%+          12%          1.62%+
    10.11          5.41          9,393         0.60            4.59            34           1.25
    10.04         11.12          7,615         0.60(a)         4.83            33           1.07
     9.48          5.00          5,675         0.60(a)         4.99            52           1.03
     9.49         (0.55)         5,138         0.60+           4.92+            6           1.11+
     9.70         22.09          4,613         0.39(a)         5.45            50           1.05
     8.39        (12.21)         2,285         0.22+(a)        5.52+          107           1.06+
   $ 9.61         (2.73)%      $   371         0.81%+(a)       4.58%+          12%          1.87%+
    10.11          5.20            401         0.80            4.39            34           1.50
    10.04         10.90            419         0.80(a)         4.63            33           1.27
     9.48          4.78            371         0.80(a)         4.79            52           1.23
     9.49         (0.62)           317         0.80+           4.72+            6           1.31+
     9.70         21.85            351         0.59(a)         5.25            50           1.25
     8.39        (10.98)            55         0.40+(a)        5.34+          107           1.24+
   $ 9.61         (3.05)%      $ 6,334         1.48%+(a)       3.91%+          12%          2.62%+
    10.11          4.53          6,828         1.45            3.74            34           2.25
    10.04         10.23          8,804         1.42(a)         4.01            33           1.89
     9.48          4.21         10,090         1.35(a)         4.24            52           1.78
     9.49         (0.80)        11,838         1.35+           4.17+            6           1.86+
     9.70         21.19         12,587         1.14(a)         4.70            50           1.80
     8.39         (9.98)        10,812         0.97(a)         4.77           107           1.81
   $ 9.61         (3.12)%      $    81         1.60%+(a)       3.79%+          12%          2.62%+
    10.11          4.51             84         1.46            3.73            34           2.25
    10.04         10.31             80         1.33(a)         4.10            33           1.80
     9.48          4.47             73         1.10(a)         4.49            52           1.53
     9.49         (0.74)            70         1.16+           4.36+            6           1.67+
     9.70         21.15             70         1.14(a)         4.70            50           1.80
     8.39         (0.43)             2         0.97+(a)        4.77+          107           1.81+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................     $10.98        $0.25           $(0.40)           $(0.15)          $(0.25)            --
Year ended 3/31/1999..............      10.92         0.50             0.06              0.56            (0.50)            --
Year ended 3/31/1998..............      10.59         0.51             0.33              0.84            (0.51)            --
Year ended 3/31/1997..............      10.69         0.51            (0.10)             0.41            (0.51)            --
Period ended 3/31/1996(b).........      10.83         0.17            (0.14)             0.03            (0.17)            --
Year ended 11/30/1995.............       9.94         0.51             0.89              1.40            (0.51)        $(0.00)#
Year ended 11/30/1994.............      10.99         0.50            (0.96)            (0.46)           (0.50)         (0.09)
INVESTOR A SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................     $10.98        $0.23           $(0.40)           $(0.17)          $(0.23)            --
Year ended 3/31/1999(c)...........      10.92         0.47             0.07              0.54            (0.48)            --
Year ended 3/31/1998..............      10.59         0.49             0.33              0.82            (0.49)            --
Year ended 3/31/1997..............      10.69         0.49            (0.10)             0.39            (0.49)            --
Period ended 3/31/1996(b).........      10.83         0.16            (0.14)             0.02            (0.16)            --
Year ended 11/30/1995.............       9.94         0.49             0.89              1.38            (0.49)        $(0.00)#
Year ended 11/30/1994.............      10.99         0.48            (0.96)            (0.48)           (0.48)         (0.09)
INVESTOR B SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................     $10.98        $0.20           $(0.40)           $(0.20)          $(0.20)            --
Year ended 3/31/1999..............      10.92         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998(c)...........      10.59         0.44             0.33              0.77            (0.44)            --
Year ended 3/31/1997..............      10.69         0.46            (0.10)             0.36            (0.46)            --
Period ended 3/31/1996(b).........      10.83         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.94         0.46             0.89              1.35            (0.46)        $(0.00)#
Year ended 11/30/1994.............      10.99         0.45            (0.96)            (0.51)           (0.45)         (0.09)
INVESTOR C SHARES
Six months ended 9/30/1999(c)
  (unaudited).....................     $10.98        $0.19           $(0.40)           $(0.21)          $(0.19)            --
Year ended 3/31/1999(c)...........      10.92         0.39             0.08              0.47            (0.41)            --
Year ended 3/31/1998(c)...........      10.59         0.44             0.33              0.77            (0.44)            --
Year ended 3/31/1997..............      10.69         0.46            (0.10)             0.36            (0.46)            --
Period ended 3/31/1996(b).........      10.83         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.94         0.46             0.89              1.35            (0.46)        $(0.00)#
Year ended 11/30/1994.............      10.99         0.44            (0.96)            (0.52)           (0.44)         (0.09)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.58         (1.41)%   $226,273       0.50%+          4.57%+          3%           0.73%+
    (0.50)          10.98          5.21      227,299       0.50(a)         4.54            5            0.70
    (0.51)          10.92          8.12      170,969       0.50(a)         4.77           21            0.74
    (0.51)          10.59          3.92      148,701       0.50(a)         4.79           20            0.74
    (0.17)          10.69          0.27      155,464       0.50+(a)        4.72+           2            0.76+
    (0.51)          10.83         14.39      157,252       0.56(a)         4.87           22            0.74
    (0.59)           9.94         (4.35)     167,405       0.61(a)         4.76           14            0.73
   $(0.23)         $10.58         (1.51)%   $ 50,027       0.71%+          4.36%+          3%           0.98%+
    (0.48)          10.98          5.00       56,733       0.70(a)         4.34            5            0.95
    (0.49)          10.92          7.91       54,080       0.70(a)         4.57           21            0.94
    (0.49)          10.59          3.71       55,791       0.70(a)         4.59           20            0.94
    (0.16)          10.69          0.20       68,003       0.70+(a)        4.52+           2            0.96+
    (0.49)          10.83         14.16       73,253       0.76(a)         4.67           22            0.94
    (0.57)           9.94         (4.52)      79,412       0.79(a)         4.58           14            0.91
   $(0.20)         $10.58         (1.82)%   $  9,405       1.33%+          3.74%+          3%           1.73%+
    (0.41)          10.98          4.38       10,296       1.30(a)         3.74            5            1.70
    (0.44)          10.92          7.37        9,643       1.20(a)         4.07           21            1.44
    (0.46)          10.59          3.40       10,516       1.00(a)         4.29           20            1.24
    (0.15)          10.69          0.10       11,926       1.00+(a)        4.22+           2            1.26+
    (0.46)          10.83         13.82       12,163       1.06(a)         4.37           22            1.24
    (0.54)           9.94         (4.82)       9,690       1.11(a)         4.26           14            1.23
   $(0.19)         $10.58         (1.90)%   $    800       1.50%+          3.57%+          3%           1.73%+
    (0.41)          10.98          4.36        1,100       1.34(a)         3.70            5            1.70
    (0.44)          10.92          7.37        1,949       1.20(a)         4.07           21            1.44
    (0.46)          10.59          3.40        6,463       1.00(a)         4.29           20            1.24
    (0.15)          10.69          0.10        6,909       1.00+(a)        4.22+           2            1.26+
    (0.46)          10.83         13.82        7,152       1.06(a)         4.37           22            1.24
    (0.53)           9.94         (4.90)       8,372       1.19(a)         4.18           14            1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.23           $(0.47)           $(0.24)          $(0.23)
Year ended 3/31/1999...............................       9.95         0.47             0.04              0.51            (0.47)
Year ended 3/31/1998...............................       9.40         0.47             0.55              1.02            (0.47)
Year ended 3/31/1997...............................       9.38         0.48             0.02              0.50            (0.48)
Period ended 3/31/1996(b)..........................       9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.29         0.51             1.33              1.84            (0.51)
Period ended 11/30/1994*...........................      10.00         0.45            (1.71)            (1.26)           (0.45)
INVESTOR A SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.22           $(0.48)           $(0.26)          $(0.22)
Year ended 3/31/1999(c)............................       9.95         0.45             0.04              0.49            (0.45)
Year ended 3/31/1998(c)............................       9.40         0.45             0.55              1.00            (0.45)
Year ended 3/31/1997...............................       9.38         0.46             0.02              0.48            (0.46)
Period ended 3/31/1996(b)..........................       9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.29         0.49             1.33              1.82            (0.49)
Year ended 11/30/1994..............................       9.77         0.49            (1.48)            (0.99)           (0.49)
INVESTOR B SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.19           $(0.47)           $(0.28)          $(0.19)
Year ended 3/31/1999...............................       9.95         0.38             0.04              0.42            (0.38)
Year ended 3/31/1998(c)............................       9.40         0.39             0.55              0.94            (0.39)
Year ended 3/31/1997...............................       9.38         0.41             0.02              0.43            (0.41)
Period ended 3/31/1996(b)..........................       9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.29         0.44             1.33              1.77            (0.44)
Year ended 11/30/1994..............................       9.77         0.44            (1.48)            (1.04)           (0.44)
INVESTOR C SHARES
Six months ended 9/30/1999(c) (unaudited)..........      $9.99        $0.19           $(0.47)           $(0.28)          $(0.19)
Year ended 3/31/1999...............................       9.95         0.37             0.04              0.41            (0.37)
Year ended 3/31/1998(c)............................       9.40         0.40             0.55              0.95            (0.40)
Year ended 3/31/1997...............................       9.38         0.43             0.02              0.45            (0.43)
Period ended 3/31/1996(b)..........................       9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.29         0.44             1.33              1.77            (0.44)
Period ended 11/30/1994*...........................       8.38         0.03            (0.09)            (0.06)           (0.03)

---------------

  * Virginia Municipal Bond Primary A and Investor C Shares commenced operations on January 11, 1994 and November 3, 1994, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                       RATIO OF                                  AND/OR EXPENSE
                                                       OPERATING                                 REIMBURSEMENTS
                                                      EXPENSES TO                                ---------------
                                         RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
$9.52             (2.40)%   $14,049        0.60%+          --            4.75%+          4%           1.28%+
 9.99               5.18      12,992        0.60              (a)         4.66           11            1.11
 9.95              11.11      11,026        0.59              (a)         4.86            9            0.96
 9.40               5.44       5,726        0.60              (a)         5.10           37            0.98
 9.38              (0.84)      3,296       0.60+          0.61%+         5.06+            8           1.07+
 9.62              22.63       3,527        0.39              (a)         5.51           16            1.04
 8.29             (12.86)        432       0.21+              (a)        5.52+           61           0.99+
$9.51             (2.61)%   $   591        0.81%+          --            4.54%+          4%           1.53%+
 9.99               4.98         965        0.80              (a)         4.46           11            1.36
 9.95              10.88       1,222        0.79              (a)         4.66            9            1.16
 9.40               5.23         726        0.80              (a)         4.90           37            1.18
 9.38              (0.91)        661       0.80+          0.81%+         4.86+            8           1.27+
 9.62              22.39         650        0.59              (a)         5.31           16            1.24
 8.29             (10.44)        168        0.39              (a)         5.34           61            1.17
$9.52             (2.83)%   $11,969        1.48%+          --            3.87%+          4%           2.28%+
 9.99               4.30      13,499        1.45              (a)         3.81           11            2.11
 9.95              10.21      13,082        1.41              (a)         4.04            9            1.78
 9.40               4.65      13,972        1.35              (a)         4.35           37            1.73
 9.38              (1.09)     15,938       1.35+          1.36%+         4.31+            8           1.82+
 9.62              21.72      16,489        1.14              (a)         4.76           16            1.79
 8.29             (10.95)     12,738        0.96              (a)         4.77           61            1.74
$9.52             (2.84)%   $     3        1.60%+          --            3.75%+          4%           2.28%+
 9.99               4.21           3        1.45              (a)         3.81           11            2.11
 9.95              10.31           3        1.32              (a)         4.13            9            1.69
 9.40               4.92          45        1.10              (a)         4.60           37            1.48
 9.38              (1.03)         43       1.16+          1.17%+         4.50+            8           1.63+
 9.62              21.71          34        1.14              (a)         4.76           16            1.79
 8.29              (0.67)          2       0.96+              (a)        4.77+           61           1.74+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Reserves ("Reserves") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Trust offered thirty-six separate portfolios and Reserves offered sixteen separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust and Reserves (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and Reserves are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued by an independent pricing service approved by the Boards of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment advisor under the supervision of the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part on payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust and Reserves are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust and Reserves have each entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the Investment Advisory Agreements, BAAI provides investment advisory services to the Funds and is entitled to receive an advisory fee, calculated daily on the Fund's average daily net assets, and payable monthly. Effective May 14, 1999, the maximum advisory fee payable by the Funds decreased by 0.10% of the Funds' average daily net assets (except for Short-Term Municipal Income, which decreased by 0.20%). The table below shows the change in the maximum annual rate and the rate currently in effect:

                              CURRENT RATE   RATE IN EFFECT
                               EFFECTIVE        THROUGH
                              MAY 14, 1999    MAY 13, 1999
                              -----------------------------
Short-Term Municipal
  Income....................     0.30%            0.50%
Intermediate Municipal Bond
and eight single-state
Intermediate Municipal Bond
Funds.......................     0.40%            0.50%
Municipal Income and nine
  single-state Municipal
  Bond Funds................     0.50%            0.60%

The Trust and Reserves have each entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and Reserves. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.22% of each Fund's average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds to Stephens and BAAI increased by 0.10% of the Fund's average daily net assets. Prior to that date, the combined co-administration fee payable was 0.12% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and Reserves pursuant to agreements with BAAI. For the six months ended September 30, 1999, Stephens and BAAI earned $1,212,897 and $1,283,082, respectively, from the Funds for their co-administration services.

BAAI and/or the sub-advisor and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisor and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) as an annualized percentage of the respective Fund's average daily net assets, exceeded the following percentages: 0.40% for the Short-Term Municipal Income Fund, 0.50% for the Intermediate Municipal Bond Fund and the eight single-state Intermediate Municipal Bond Funds and 0.60% for the Municipal Income Fund and the nine single-state Municipal Bond Funds. Prior to that date, BAAI and/or the sub-advisor and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of the Trust's and Reserves' assets. First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for each Fund's shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $41,148 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1999, the Funds were informed that the distributor received $10,423,443 in front-end sales charges for sales of Investor A Shares and $228,944 in contingent deferred sales charges from the redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America

Effective July 1, 1999, the Board of Trustees of the Trust and Reserves, along with the Boards of Trustees/ Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/ Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Trust, Nations Funds, Inc., Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/ Director will be compensated only for a maximum of six

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee will receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust and Reserves each paid an unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Boards), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and Reserves also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's and Reserves' eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and Reserves have each adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Investor A shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C Shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Investor A Combined Distribution
  and Shareholder Servicing Plan...   0.25%*      0.25%
Municipal Income and California
Municipal Bond.....................   0.20%       0.25%
Investor B and Investor C
  Shareholder Servicing Plans......   0.25%       0.25%
Investor B Distribution Plan:
  Short-Term Municipal Income......   0.20%**     0.75%
  Intermediate Municipal Bond and
    the eight single-state
    Intermediate Municipal Bond
    Funds..........................   0.75%***    0.75%
  Municipal Income and the nine
    single-state Municipal Bond
    Funds..........................   0.75%***    0.75%
  California Municipal Bond........   0.60%       0.75%
Investor C Distribution Plan.......   0.75%       0.75%

---------------

 * Reflects a rate change effective September 1, 1999 from 0.20%. In addition, a separate shareholder servicing plan has been adopted for the Investor A Shares of Short-Term Municipal Income and California Municipal Bond Fund. No expenses were incurred by the Funds pursuant to this plan during the six months ended September 30, 1999.

 ** Reflects a rate change effective September 1, 1999 from 0.10%.

*** Reflects rate changes effective September 1, 1999 from 0.55% for
    Intermediate Municipal Bond Fund and the eight single-state Intermediate Municipal Bond Funds and 0.60% for Municipal Income and the nine single-state Municipal Bond Funds.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government and short-term investments, for the six months ended September 30, 1999 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Municipal Income.....  $ 31,812     $ 40,569
Intermediate Municipal Bond.....   144,957      163,025
Municipal Income................    34,421       87,237
California Municipal Bond.......    51,124       53,092
Florida Intermediate Municipal
  Bond..........................     9,159       16,577
Florida Municipal Bond..........     2,363        9,059
Georgia Intermediate Municipal
  Bond..........................     9,295       13,992
Georgia Municipal Bond..........     1,225        1,032
Maryland Intermediate Municipal
  Bond..........................     9,936        8,830
Maryland Municipal Bond.........     4,513        3,655
North Carolina Intermediate
  Municipal Bond................    10,575       11,333
North Carolina Municipal Bond...     4,277        2,181
South Carolina Intermediate
  Municipal Bond................    14,423       13,895
South Carolina Municipal Bond...     2,122        1,705
Tennessee Intermediate Municipal
  Bond..........................    19,383       18,395
Tennessee Municipal Bond........     2,517        2,673
Texas Intermediate Municipal
  Bond..........................    55,635       65,775
Texas Municipal Bond............     1,803        2,734
Virginia Intermediate Municipal
  Bond..........................    10,037        7,941
Virginia Municipal Bond.........     1,508          906

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 1999.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 1999, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Reserves. The Trust's and Reserves' Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINE OF CREDIT

The Trust and Reserves each participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1999, there were no loans outstanding under this Agreement. For the six months ended September 30, 1999, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
               FUND                    (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......     $166          5.27%
Municipal Income..................       32          5.12
California Municipal Bond.........       14          5.62
Florida Intermediate Municipal
  Bond............................       50          5.50
Florida Municipal Bond............       10          5.47
Georgia Intermediate Municipal
  Bond............................        3          5.20
North Carolina Intermediate
  Municipal Bond..................        5          5.24
South Carolina Municipal Bond.....       45          5.38
Tennessee Intermediate Municipal
  Bond............................       10          5.44
Texas Intermediate Municipal
  Bond............................       78          5.48
Texas Municipal Bond..............        6          5.41

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                              2002    2003    2004    2005    2006
                            FUND                              (000)   (000)   (000)   (000)   (000)
---------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................    --    $144      --      --      --
Florida Intermediate Municipal Bond.........................    --     498      --    $ 22      --
Florida Municipal Bond......................................    --      77      --     133     $72
Georgia Municipal Bond......................................    --     189      --      --      --
North Carolina Municipal Bond...............................  $235     425      --     207      --
South Carolina Municipal Bond...............................    --      --      --      --      15
Tennessee Municipal Bond....................................    --      25      --      --      --
Texas Municipal Bond........................................    92     132      --      --      --
Virginia Municipal Bond.....................................   326      77     $12      63      --

8.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On June 19, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by NationsBank, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                      TOTAL NET ASSETS
                                               TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                               OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
    ACQUIRING FUND         ACQUIRED FUND            (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------------
Municipal               NationsBank Common
Income                  Trust Municipal Bond
                        Fund                       $135,044           $516,163            $651,207                $10,717
Maryland Intermediate   NationsBank Common
Municipal Bond          Trust Intermediate
                        Municipal Bond Fund          93,840            107,066             200,906                  4,791

On June 19, 1998, the Virginia Intermediate Municipal Bond Fund (the "Acquiring Fund"), acquired the assets of the NationsBank Common Trust Virginia Municipal Bond Fund (the "Acquired Fund"), managed by NationsBank, N.A., in a taxable exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the conversion date of the Acquired Fund and the Acquiring Fund prior to conversion, and the Acquiring Fund immediately after the conversion, were $4,781,000, $247,135,000 and $251,916,000, respectively.

ACQUISITION OF THE EMERALD FUNDS

On May 15, 1998, the Florida Municipal Bond Fund (the "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Florida Tax-Exempt Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
      $118,966            $47,709            $166,675                $8,880

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, the Municipal Income Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon National Bond Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
      $19,123            $664,545            $683,668                 $621

On May 21, 1999, the California Municipal Bond Fund, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Municipal Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Municipal Bond Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon California Municipal Bond Fund. The financial statements of the California Municipal Bond Fund reflect the historical financial results of the Pacific Horizon California Municipal Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------
  California Municipal Bond          Nations California Municipal Bond
  A Shares                             Investor A Shares
  B Shares                             Investor B Shares

                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR2 991394 (9/99)